PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	561,822	$5,455,292
Pacific Funds Floating Rate Income ‘P’	1,300,426	11,833,880
Pacific Funds High Income ‘P’	2,401,208	20,746,439
PF Inflation Managed Fund ‘P’	1,138,093	10,584,266
PF Managed Bond Fund ‘P’	7,084,108	67,086,499
PF Short Duration Bond Fund ‘P’	2,774,993	26,584,436
PF Emerging Markets Debt Fund ‘P’	1,239,168	8,550,262
PF Growth Fund ‘P’	14,418	337,818
PF Large-Cap Value Fund ‘P’	403,190	4,386,707
PF Small-Cap Value Fund ‘P’	298,006	2,485,366
PF Emerging Markets Fund ‘P’	201,936	1,805,308
PF International Small-Cap Fund ‘P’	116,117	826,750
PF International Value Fund ‘P’	249,539	1,901,485
PF Multi-Asset Fund ‘P’	3,277,826	25,370,371
PF Real Estate Fund ‘P’	258,330	3,624,370

Total Affiliated Mutual Funds (Cost $202,746,124)		191,579,249

TOTAL INVESTMENTS - 100.1% (Cost $202,746,124)		191,579,249

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(166,554)

NET ASSETS - 100.0%		$191,412,695

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$191,579,249	$191,579,249	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

Pacific Funds Core Income ‘P’	713,557	$6,928,639
Pacific Funds Floating Rate Income ‘P’	1,338,287	12,178,413
Pacific Funds High Income ‘P’	2,238,834	19,343,526
PF Inflation Managed Fund ‘P’	849,153	7,897,125
PF Managed Bond Fund ‘P’	8,911,177	84,388,845
PF Short Duration Bond Fund ‘P’	2,009,522	19,251,223
PF Emerging Markets Debt Fund ‘P’	940,890	6,492,141
PF Growth Fund ‘P’	212,130	4,970,204
PF Large-Cap Value Fund ‘P’	1,228,522	13,366,323
PF Small-Cap Growth Fund ‘P’	177,201	2,278,806
PF Small-Cap Value Fund ‘P’	410,248	3,421,471
PF Emerging Markets Fund ‘P’	415,938	3,718,482
PF International Growth Fund ‘P’	119,981	680,292
PF International Small-Cap Fund ‘P’	159,825	1,137,954
PF International Value Fund ‘P’	955,145	7,278,202
PF Multi-Asset Fund ‘P’	7,607,813	58,884,474
PF Real Estate Fund ‘P’	351,650	4,933,642

Total Affiliated Mutual Funds (Cost $278,104,525)		257,149,762

TOTAL INVESTMENTS - 100.2% (Cost $278,104,525)		257,149,762

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(393,320)

NET ASSETS - 100.0%		$256,756,442

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$257,149,762	$257,149,762	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	1,387,576	$13,473,364
Pacific Funds Floating Rate Income ‘P’	3,816,037	34,725,933
Pacific Funds High Income ‘P’	4,868,553	42,064,302
PF Inflation Managed Fund ‘P’	1,846,640	17,173,752
PF Managed Bond Fund ‘P’	17,267,655	163,524,692
PF Short Duration Bond Fund ‘P’	5,535,041	53,025,694
PF Emerging Markets Debt Fund ‘P’	1,841,344	12,705,273
PF Growth Fund ‘P’	1,744,818	40,881,087
PF Large-Cap Value Fund ‘P’	5,168,663	56,235,054
PF Small-Cap Growth Fund ‘P’	867,313	11,153,650
PF Small-Cap Value Fund ‘P’	2,724,635	22,723,454
PF Emerging Markets Fund ‘P’	1,372,025	12,265,906
PF International Growth Fund ‘P’	544,195	3,085,586
PF International Small-Cap Fund ‘P’	1,122,902	7,995,062
PF International Value Fund ‘P’	2,670,612	20,350,067
PF Multi-Asset Fund ‘P’	37,634,027	291,287,366
PF Real Estate Fund ‘P’	1,426,051	20,007,502

Total Affiliated Mutual Funds (Cost $878,743,650)		822,677,744

TOTAL INVESTMENTS - 100.1% (Cost $878,743,650)		822,677,744

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,010,281)

NET ASSETS - 100.0%		$821,667,463

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$822,677,744	$822,677,744	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

Pacific Funds Core Income ‘P’	528,934	$5,135,946
Pacific Funds Floating Rate Income ‘P’	2,783,050	25,325,751
Pacific Funds High Income ‘P’	3,287,273	28,402,035
PF Inflation Managed Fund ‘P’	389,703	3,624,237
PF Managed Bond Fund ‘P’	6,384,969	60,465,655
PF Short Duration Bond Fund ‘P’	2,993,532	28,678,033
PF Emerging Markets Debt Fund ‘P’	1,035,718	7,146,457
PF Growth Fund ‘P’	1,546,108	36,225,321
PF Large-Cap Value Fund ‘P’	4,883,029	53,127,359
PF Small-Cap Growth Fund ‘P’	1,221,201	15,704,651
PF Small-Cap Value Fund ‘P’	2,284,191	19,050,150
PF Emerging Markets Fund ‘P’	2,340,759	20,926,383
PF International Growth Fund ‘P’	1,413,090	8,012,221
PF International Small-Cap Fund ‘P’	1,442,275	10,268,995
PF International Value Fund ‘P’	3,474,742	26,477,534
PF Multi-Asset Fund ‘P’	40,565,753	313,978,926
PF Real Estate Fund ‘P’	1,438,586	20,183,359

Total Affiliated Mutual Funds (Cost $737,974,428)		682,733,013

TOTAL INVESTMENTS - 100.1% (Cost $737,974,428)		682,733,013

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(709,165)

NET ASSETS - 100.0%		$682,023,848

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$682,733,013	$682,733,013	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

Pacific Funds Floating Rate Income ‘P’	607,111	$5,524,715
Pacific Funds High Income ‘P’	482,535	4,169,100
PF Short Duration Bond Fund ‘P’	428,131	4,101,493
PF Emerging Markets Debt Fund ‘P’	202,626	1,398,123
PF Growth Fund ‘P’	917,061	21,486,743
PF Large-Cap Value Fund ‘P’	1,497,720	16,295,191
PF Small-Cap Growth Fund ‘P’	766,079	9,851,780
PF Small-Cap Value Fund ‘P’	1,971,726	16,444,195
PF Emerging Markets Fund ‘P’	1,228,831	10,985,745
PF International Growth Fund ‘P’	1,297,790	7,358,469
PF International Small-Cap Fund ‘P’	1,129,965	8,045,349
PF International Value Fund ‘P’	1,396,353	10,640,206
PF Multi-Asset Fund ‘P’	17,825,176	137,966,866
PF Real Estate Fund ‘P’	561,951	7,884,167

Total Affiliated Mutual Funds (Cost $292,054,811)		262,152,142

TOTAL INVESTMENTS - 100.0% (Cost $292,054,811)		262,152,142

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(126,608)

NET ASSETS - 100.0%		$262,025,534

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Affiliated Mutual Funds	$262,152,142	$262,152,142	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDSSM ULTRA SHORT INCOME

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 58.4%

Basic Materials - 0.6%

Nucor Corp 3.950% due 05/23/25	$200,000	$199,079

Communications - 2.0%

Charter Communications Operating LLC 2.936% (USD LIBOR + 1.650%) due 02/01/24 §	300,000	302,386
Verizon Communications Inc 2.511% (USD LIBOR + 1.100%) due 05/15/25 §	400,000	397,827

		700,213

Consumer, Cyclical - 4.8%

7-Eleven Inc 0.625% due 02/10/23 ~	350,000	343,313
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	78,371	68,437
4.625% due 12/20/25 ~	54,623	53,877
Daimler Trucks Finance North America LLC (Germany) 2.533% (SOFR + 1.000%) due 04/05/24 ~ §	500,000	498,494
Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	100,000	96,760
DR Horton Inc 4.375% due 09/15/22	250,000	250,196
Hyatt Hotels Corp 3.375% due 07/15/23	100,000	97,878
Lennar Corp 4.750% due 11/15/22	250,000	250,432

		1,659,387

Consumer, Non-Cyclical - 2.7%

AmerisourceBergen Corp 0.737% due 03/15/23	102,000	100,068
Bayer US Finance II LLC (Germany) 2.839% (USD LIBOR + 1.010%) due 12/15/23 ~ §	250,000	248,737
Coca-Cola Europacific Partners PLC (United Kingdom) 0.500% due 05/05/23 ~	500,000	486,183
Constellation Brands Inc 3.600% due 05/09/24	100,000	99,698

		934,686

Energy - 4.3%

Enbridge Inc (Canada) 1.864% (SOFR + 0.630%) due 02/16/24 §	250,000	247,027
Energy Transfer Partners LP
3.450% due 01/15/23	200,000	199,437
4.250% due 03/15/23	200,000	199,952
5.000% due 10/01/22	200,000	200,278
Kinder Morgan Energy Partners LP 3.450% due 02/15/23	266,000	266,309

	Principal Amount	Value
Kinder Morgan Inc 3.792% (USD LIBOR + 1.280%) due 01/15/23 §	$100,000	$100,082
MPLX LP 3.500% due 12/01/22	250,000	249,919

		1,463,004

Financial - 28.8%

AerCap Ireland Capital DAC (Ireland) 1.150% due 10/29/23	350,000	333,724
Air Lease Corp 3.000% due 09/15/23	300,000	293,430
Athene Global Funding 2.192% (USD LIBOR + 1.230%) due 07/01/22 ~ §	250,000	250,000
Bank of America Corp
1.684% (SOFR + 0.690%) due 04/22/25 §	500,000	487,833
2.401% (USD LIBOR + 0.790%) due 03/05/24 §	250,000	248,533
Citigroup Inc
2.134% (USD LIBOR + 0.950%) due 07/24/23 §	350,000	349,198
2.544% (USD LIBOR + 1.100%) due 05/17/24 §	400,000	396,725
3.052% (SOFR + 1.528%) due 03/17/26 §	250,000	248,456
Cooperatieve Rabobank UA (Netherlands) 3.057% (USD LIBOR + 0.860%) due 09/26/23 ~ §	250,000	251,204
HSBC Holdings PLC (United Kingdom) 2.455% (USD LIBOR + 1.000%) due 05/18/24 §	450,000	446,467
JPMorgan Chase & Co
2.074% (USD LIBOR + 0.890%) due 07/23/24 §	150,000	149,405
2.223% (SOFR + 0.920%) due 02/24/26 §	850,000	825,964
Mitsubishi UFJ Financial Group Inc (Japan)
2.074% (USD LIBOR + 0.860%) due 07/26/23 §	365,000	364,988
3.455% due 03/02/23	950,000	951,652
Morgan Stanley
2.584% (USD LIBOR + 1.400%) due 10/24/23 §	250,000	250,023
2.591% (USD LIBOR + 1.220%) due 05/08/24 §	500,000	500,271
Nasdaq Inc 0.445% due 12/21/22	100,000	98,706
New York Life Global Funding 1.451% (USD LIBOR + 0.440%) due 07/12/22 ~ §	400,000	399,941
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	200,000	199,065
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	150,000	148,474
Skandinaviska Enskilda Banken AB (Sweden) 1.900% (USD LIBOR + 0.320%) due 09/01/23 ~ §	500,000	497,753

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value

Sumitomo Mitsui Financial Group Inc (Japan) 1.904% (USD LIBOR + 0.860%) due 07/19/23 §	$132,000	$131,891
Svenska Handelsbanken AB (Sweden) 2.363% (SOFR + 0.910%) due 06/10/25 ~ §	250,000	248,714
The Goldman Sachs Group Inc
0.523% due 03/08/23	500,000	490,363
1.680% (SOFR + 0.700%) due 01/24/25 §	500,000	488,796
The Toronto-Dominion Bank (Canada) 3.766% due 06/06/25	300,000	298,711
UBS AG (Switzerland) 1.537% (SOFR + 0.360%) due 02/09/24 ~ §	500,000	496,914

		9,847,201

Industrial - 4.9%

Carlisle Cos Inc 0.550% due 09/01/23	300,000	289,500
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	200,000	187,482
Graphic Packaging International LLC 0.821% due 04/15/24 ~	200,000	188,280
Parker-Hannifin Corp 3.650% due 06/15/24	200,000	198,841
Penske Truck Leasing Co LP
2.700% due 03/14/23 ~	200,000	199,472
4.875% due 07/11/22 ~	100,000	100,024
Siemens Financieringsmaatschappij NV (Germany) 1.891% (SOFR + 0.430%) due 03/11/24 ~ §	500,000	495,844

		1,659,443

Technology - 0.6%

Roper Technologies Inc 0.450% due 08/15/22	200,000	199,376

Utilities - 9.7%

American Electric Power Co Inc 1.766% (USD LIBOR + 0.480%) due 11/01/23 §	250,000	248,256
CenterPoint Energy Resources Corp 2.111% (USD LIBOR + 0.500%) due 03/02/23 §	172,000	171,544
DTE Energy Co 2.250% due 11/01/22	500,000	499,043
Emera US Finance LP (Canada) 0.833% due 06/15/24	150,000	140,163
Eversource Energy 4.200% due 06/27/24	150,000	150,550
NextEra Energy Capital Holdings Inc
1.505% (SOFR + 0.400%) due 11/03/23 §	350,000	345,043
1.775% (USD LIBOR + 0.270%) due 02/22/23 §	500,000	496,942
OGE Energy Corp 0.703% due 05/26/23	200,000	194,962

	Principal Amount	Value
PPL Electric Utilities Corp 1.858% (SOFR + 0.330%) due 06/24/24 §	$250,000	$244,445
Southern California Edison Co
0.700% due 08/01/23	350,000	339,349
2.362% (SOFR + 0.830%) due 04/01/24 §	200,000	197,955
Vistra Operations Co LLC 4.875% due 05/13/24 ~	300,000	298,830

		3,327,082

Total Corporate Bonds & Notes (Cost $20,261,029)		19,989,471

SENIOR LOAN NOTES - 5.6%

Basic Materials - 0.7%

Asplundh Tree Expert LLC Term B 3.416% (USD LIBOR + 1.750%) due 09/04/27 §	245,625	238,432

Communications - 1.4%

Charter Communications Operating LLC Term B-2 3.420% (USD LIBOR + 1.750%) due 02/01/27 §	489,924	468,720

Consumer, Cyclical - 1.4%

Hilton Worldwide Finance LLC Term B-2 3.374% (USD LIBOR + 1.750%) due 06/21/26 §	250,000	240,062
SeaWorld Parks & Entertainment Inc Term B 4.688% (USD LIBOR + 3.000%) due 08/25/28 §	248,125	233,920

		473,982

Consumer, Non-Cyclical - 1.4%

United Rentals North America Inc Term B 3.416% (USD LIBOR + 1.750%) due 10/31/25 §	489,822	490,172

Financial - 0.4%

Avolon (US) LLC Term B-3 (Ireland) 3.345% (USD LIBOR + 1.750%) due 01/15/25 §	138,642	132,317

Industrial - 0.3%

GFL Environmental Inc Term B (Canada) 4.239% (USD LIBOR + 3.000%) due 05/31/25 §	124,356	121,682

Total Senior Loan Notes (Cost $1,973,794)		1,925,305

ASSET-BACKED SECURITIES - 24.7%

AmeriCredit Automobile Receivables Trust 0.760% due 12/18/25	300,000	289,057

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
1.480% due 01/21/25	$250,000	$247,751
4.200% due 12/18/25	175,000	175,520
CIFC Funding 2012-II-R Ltd (Cayman) 1.863% (USD LIBOR + 0.800%) due 01/20/28 ~ §	329,074	325,308
Ford Credit Auto Owner Trust 0.410% due 07/15/25	350,000	342,559
Hilton Grand Vacations Trust 2.740% due 02/25/39 ~	54,201	52,287
Magnetite Ltd (Cayman)
1.844% (USD LIBOR + 0.800%) due 01/18/28 ~ §	593,492	587,716
2.024% (USD LIBOR + 0.980%) due 04/15/31 ~ §	500,000	493,778
2.291% (USD LIBOR + 0.880%) due 11/15/28 ~ §	492,990	487,798
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	102,618	94,005
1.060% due 10/15/69 ~	176,612	162,858
1.220% due 07/15/69 ~	169,144	161,549
1.310% due 01/15/69 ~	111,023	103,550
1.690% due 05/15/69 ~	111,188	104,324
3.190% due 02/18/42 ~	91,623	91,624
Navient Student Loan Trust
1.320% due 08/26/69 ~	122,225	107,920
2.004% (USD LIBOR + 0.380%) due 03/25/67 ~ §	37,809	37,686
2.224% (USD LIBOR + 0.600%) due 12/26/69 ~ §	127,335	123,256
Nelnet Student Loan Trust 2.285% (USD LIBOR + 0.690%) due 04/20/62 ~ §	208,729	205,081
Neuberger Berman Loan Advisers CLO 26 Ltd (Cayman) 1.964% (USD LIBOR + 0.920%) due 10/18/30 ~ §	450,000	442,982
Neuberger Berman Loan Advisers CLO 37 Ltd (Cayman) 2.033% (USD LIBOR + 0.970%) due 07/20/31 ~ §	300,000	293,940
OCP CLO Ltd (Cayman) 2.004% (USD LIBOR + 0.960%) due 07/15/30 ~ §	250,000	246,250
Palmer Square CLO Ltd (Cayman) 2.144% (USD LIBOR + 1.100%) due 07/16/31 ~ §	250,000	245,929
Palmer Square Loan Funding Ltd (Cayman)
1.284% (3-Month SOFR + 1.050%) due 04/15/30 ~ §	500,000	494,287
1.963% (USD LIBOR + 0.900%) due 04/20/29 ~ §	487,109	482,368
2.084% (USD LIBOR + 0.900%) due 10/24/27 ~ §	142,570	142,030
2.278% (USD LIBOR + 0.800%) due 02/20/28 ~ §	435,866	433,307
2.278% (USD LIBOR + 0.800%) due 05/20/29 ~ §	220,165	217,918
2.328% (USD LIBOR + 0.850%) due 08/20/27 ~ §	63,331	63,100

	Principal Amount	Value
Santander Drive Auto Receivables Trust 0.590% due 09/15/25	$200,000	$197,154
SMB Private Education Loan Trust
2.340% due 09/15/34 ~	181,270	175,966
2.430% due 02/17/32 ~	56,152	54,308
2.700% due 05/15/31 ~	121,203	119,087
Stratus CLO Ltd (Cayman) 1.863% (USD LIBOR + 0.800%) due 12/29/29 ~ §	243,416	240,426
Voya CLO Ltd (Cayman)
1.944% (USD LIBOR + 0.900%) due 01/18/29 ~ §	183,941	181,417
2.174% (USD LIBOR + 1.130%) due 10/15/30 ~ §	250,000	246,750

Total Asset-Backed Securities (Cost $8,619,184)		8,470,846

	Shares
SHORT-TERM INVESTMENTS - 10.7%

Money Market Fund - 4.9%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	1,678,741	1,678,741

	Principal Amount
U.S. Treasury Bills - 5.8%

2.250% due 12/01/22	$2,000,000	1,981,311

Total Short-Term Investments (Cost $3,665,056)		3,660,052

TOTAL INVESTMENTS - 99.4% (Cost $34,519,063)		34,045,674

OTHER ASSETS & LIABILITIES, NET - 0.6%		211,845

NET ASSETS - 100.0%		$34,257,519

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS ULTRA SHORT INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$19,989,471	$—	$19,989,471	$—
	Senior Loan Notes	1,925,305	—	1,925,305	—
	Asset-Backed Securities	8,470,846	—	8,470,846	—
	Short-Term Investments	3,660,052	1,678,741	1,981,311	—

	Total	$34,045,674	$1,678,741	$32,366,933	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 57.1%

Basic Materials - 1.5%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$2,000,000	$1,963,025
DuPont de Nemours Inc 2.521% (USD LIBOR + 1.110%) due 11/15/23 §	2,000,000	2,009,958
Glencore Funding LLC (Australia)
4.125% due 05/30/23 ~	1,400,000	1,397,830
4.125% due 03/12/24 ~	2,500,000	2,489,134
4.625% due 04/29/24 ~	3,830,000	3,833,767
Nucor Corp 3.950% due 05/23/25	3,800,000	3,782,503

		15,476,217

Communications - 1.7%

Charter Communications Operating LLC 4.500% due 02/01/24	5,000,000	5,033,617
Rogers Communications Inc (Canada) 2.950% due 03/15/25 ~	3,350,000	3,239,303
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	7,304,704	7,311,378
T-Mobile USA Inc
2.250% due 02/15/26 ~	1,675,000	1,510,437
2.625% due 04/15/26	100,000	90,937

		17,185,672

Consumer, Cyclical - 7.9%

American Airlines Pass-Through Trust ‘A’ 4.000% due 01/15/27	728,635	671,157
Aptiv PLC 2.396% due 02/18/25	1,000,000	955,897
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	2,664,551	2,326,869
4.625% due 12/20/25 ~	1,496,681	1,476,235
Brunswick Corp 0.850% due 08/18/24	1,950,000	1,803,604
Daimler Trucks Finance North America LLC (Germany) 1.125% due 12/14/23 ~	7,000,000	6,724,458
Delta Air Lines Inc 4.500% due 10/20/25 ~	6,000,000	5,835,666
Delta Air Lines Pass-Through Trust ‘AA’ 3.204% due 10/25/25	4,500,000	4,354,198
DR Horton Inc 2.500% due 10/15/24	4,500,000	4,307,157
Ford Motor Credit Co LLC
2.300% due 02/10/25	2,500,000	2,250,237
2.700% due 08/10/26	1,775,000	1,514,785
3.375% due 11/13/25	4,200,000	3,795,204
5.584% due 03/18/24	1,300,000	1,295,944
General Motors Co 5.400% due 10/02/23	2,000,000	2,030,868
General Motors Financial Co Inc 1.700% due 08/18/23	3,000,000	2,926,709
Genting New York LLC 3.300% due 02/15/26 ~	1,800,000	1,615,525

	Principal Amount	Value
Hyatt Hotels Corp
1.800% due 10/01/24	$4,200,000	$3,973,302
3.375% due 07/15/23	6,234,000	6,101,682
Hyundai Capital America 1.000% due 09/17/24 ~	3,750,000	3,483,934
Hyundai Capital Services Inc (South Korea) 2.125% due 04/24/25 ~	3,000,000	2,837,163
Kia Corp (South Korea) 2.375% due 02/14/25 ~	2,000,000	1,914,890
Las Vegas Sands Corp 3.200% due 08/08/24	3,000,000	2,837,027
Lennar Corp 4.500% due 04/30/24	5,000,000	4,991,988
Magallanes Inc 3.638% due 03/15/25 ~	3,550,000	3,442,698
MGM Resorts International 6.000% due 03/15/23	2,800,000	2,798,502
Nordstrom Inc 2.300% due 04/08/24	2,300,000	2,200,617
United Airlines Pass-Through Trust ‘B’ 3.650% due 07/07/27	493,056	449,470
US Airways Pass-Through Trust ‘A’ 3.950% due 05/15/27	476,255	434,197
Volkswagen Group of America Finance LLC (Germany) 2.361% (SOFR + 0.950%) due 06/07/24 ~ §	500,000	497,962

		79,847,945

Consumer, Non-Cyclical - 2.6%

Block Inc 2.750% due 06/01/26 ~	750,000	667,327
Cintas Corp No 2 3.450% due 05/01/25	2,400,000	2,394,148
Constellation Brands Inc 3.600% due 05/09/24	2,200,000	2,193,352
Element Fleet Management Corp (Canada) 1.600% due 04/06/24 ~	7,300,000	6,956,467
Global Payments Inc 1.500% due 11/15/24	1,500,000	1,409,422
GSK Consumer Healthcare Capital UK PLC 3.125% due 03/24/25 ~	4,750,000	4,631,843
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	3,000,000	2,790,164
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	5,600,000	5,355,683

		26,398,406

Energy - 2.5%

Energy Transfer LP
3.600% due 02/01/23	5,325,000	5,311,102
4.250% due 03/15/23	1,500,000	1,499,643
4.250% due 04/01/24	5,000,000	5,003,589
Kinder Morgan Inc 5.625% due 11/15/23 ~	2,355,000	2,398,876
MPLX LP
3.500% due 12/01/22	2,000,000	1,999,349
4.500% due 07/15/23	1,000,000	1,003,149
4.875% due 12/01/24	8,020,000	8,083,645

		25,299,353

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Financial - 26.6%

AerCap Ireland Capital DAC (Ireland)
1.650% due 10/29/24	$4,900,000	$4,529,717
1.750% due 01/30/26	1,250,000	1,094,009
4.500% due 09/15/23	5,000,000	4,979,241
Air Lease Corp
3.000% due 09/15/23	2,432,000	2,378,739
3.375% due 07/01/25	1,200,000	1,131,273
American Express Co
2.250% due 03/04/25	1,000,000	961,875
3.375% due 05/03/24	5,000,000	4,968,632
ANZ New Zealand Int’l Ltd (New Zealand) 2.166% due 02/18/25 ~	1,650,000	1,577,908
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	4,550,000	3,939,102
4.250% due 04/15/26 ~	2,650,000	2,457,396
Banco Santander SA (Spain) 2.746% due 05/28/25	3,000,000	2,844,888
Bank of America Corp
0.976% due 04/22/25	7,500,000	7,060,818
1.843% due 02/04/25	13,950,000	13,457,978
3.384% due 04/02/26	8,000,000	7,764,984
3.841% due 04/25/25	3,500,000	3,485,389
Bank of Montreal (Canada) 2.471% (SOFR + 1.060%) due 06/07/25 §	900,000	893,189
BOC Aviation Ltd (Singapore)
2.750% due 09/18/22 ~	3,500,000	3,497,012
2.750% due 12/02/23 ~	5,000,000	4,932,716
Citigroup Inc
0.776% due 10/30/24	1,400,000	1,335,557
2.014% due 01/25/26	5,650,000	5,299,520
2.603% (USD LIBOR + 1.023%) due 06/01/24 §	4,000,000	3,974,654
4.140% due 05/24/25	3,750,000	3,738,032
Corebridge Financial Inc 3.500% due 04/04/25 ~	1,700,000	1,653,369
Credit Suisse AG (Switzerland) 1.000% due 05/05/23	3,500,000	3,426,593
GLP Capital LP REIT 3.350% due 09/01/24	4,425,000	4,245,681
HSBC Holdings PLC (United Kingdom)
0.732% due 08/17/24	4,050,000	3,885,052
0.976% due 05/24/25	2,500,000	2,333,244
1.162% due 11/22/24	4,000,000	3,821,539
4.180% due 12/09/25	3,000,000	2,955,751
JPMorgan Chase & Co
0.824% due 06/01/25	1,500,000	1,403,142
0.969% due 06/23/25	3,200,000	2,994,236
1.914% (USD LIBOR + 0.730%) due 04/23/24 §	700,000	691,458
2.301% due 10/15/25	4,250,000	4,051,507
2.595% due 02/24/26	1,500,000	1,427,444
3.300% due 04/01/26	1,500,000	1,458,937
3.900% due 07/15/25	2,000,000	2,005,888
4.080% due 04/26/26	4,000,000	3,955,639
Metropolitan Life Global Funding I 2.800% due 03/21/25 ~	3,000,000	2,921,572
Mitsubishi UFJ Financial Group Inc (Japan) 0.953% due 07/19/25	6,000,000	5,604,600

	Principal Amount	Value
3.837% due 04/17/26	$1,000,000	$987,192
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	5,000,000	4,863,116
Morgan Stanley
0.560% due 11/10/23	1,600,000	1,582,050
0.731% due 04/05/24	2,000,000	1,950,536
0.790% due 05/30/25	8,400,000	7,826,904
3.875% due 04/29/24	3,000,000	3,006,627
National Australia Bank Ltd (Australia) 2.305% (SOFR + 0.860%) due 06/09/25 ~ §	2,000,000	1,994,108
National Bank of Canada (Canada) 3.750% due 06/09/25	2,000,000	1,986,480
Nomura Holdings Inc (Japan) due 07/03/25 #	3,500,000	3,520,448
Office Properties Income Trust REIT 2.650% due 06/15/26	4,000,000	3,404,179
OneMain Finance Corp 6.125% due 03/15/24	5,200,000	4,978,766
Piedmont Operating Partnership LP REIT 3.400% due 06/01/23	3,800,000	3,782,232
Protective Life Global Funding 3.218% due 03/28/25 ~	2,500,000	2,446,329
Reliance Standard Life Global Funding II 2.500% due 10/30/24 ~	2,000,000	1,921,949
Santander Holdings USA Inc 4.260% due 06/09/25	500,000	494,305
Societe Generale SA (France) 2.226% due 01/21/26 ~	1,900,000	1,772,594
Standard Chartered PLC (United Kingdom)
0.991% due 01/12/25 ~	3,000,000	2,835,932
1.319% due 10/14/23 ~	2,500,000	2,482,213
3.885% due 03/15/24 ~	1,500,000	1,495,924
Sumitomo Mitsui Financial Group Inc (Japan)
0.508% due 01/12/24	3,000,000	2,858,481
1.402% due 09/17/26	3,000,000	2,650,638
1.474% due 07/08/25	4,000,000	3,679,227
2.348% due 01/15/25	2,500,000	2,393,794
2.448% due 09/27/24	600,000	578,326
Sumitomo Mitsui Trust Bank Ltd (Japan) 0.800% due 09/16/24 ~	3,850,000	3,587,409
Svenska Handelsbanken AB (Sweden) 2.363% (SOFR + 0.910%) due 06/10/25 ~ §	1,750,000	1,740,995
Synchrony Financial 4.875% due 06/13/25	2,650,000	2,623,174
The Goldman Sachs Group Inc 0.657% due 09/10/24	9,000,000	8,616,338
1.680% (SOFR + 0.700%) due 01/24/25 §	6,000,000	5,865,550
1.757% due 01/24/25	13,050,000	12,555,063
3.272% due 09/29/25	3,000,000	2,918,011
3.500% due 04/01/25	3,246,000	3,186,145
3.625% due 02/20/24	500,000	498,819
The Toronto-Dominion Bank (Canada) 3.766% due 06/06/25	850,000	846,348
UBS AG (Switzerland) 0.700% due 08/09/24 ~	5,000,000	4,683,306
UBS Group AG (Switzerland) 4.488% due 05/12/26 ~	3,750,000	3,740,835

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
VICI Properties LP REIT
3.500% due 02/15/25 ~	$6,050,000	$5,668,503
4.375% due 05/15/25	1,350,000	1,320,656
4.750% due 02/15/28	1,350,000	1,291,018
Wells Fargo & Co
1.654% due 06/02/24	5,000,000	4,885,759
3.908% due 04/25/26	3,250,000	3,200,420

		267,858,980

Industrial - 4.3%

Amcor Flexibles North America Inc 4.000% due 05/17/25	4,800,000	4,752,224
Berry Global Inc 1.570% due 01/15/26	3,250,000	2,903,347
Canadian Pacific Railway Co (Canada) 1.350% due 12/02/24	1,200,000	1,130,230
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	2,300,000	2,156,048
Graphic Packaging International LLC 0.821% due 04/15/24 ~	2,400,000	2,259,366
Parker-Hannifin Corp 3.650% due 06/15/24	2,400,000	2,386,088
Penske Truck Leasing Co LP
2.700% due 11/01/24 ~	4,750,000	4,563,811
3.450% due 07/01/24 ~	2,300,000	2,252,963
4.125% due 08/01/23 ~	2,000,000	2,008,231
4.400% due 07/01/27 ~	2,300,000	2,256,789
Silgan Holdings Inc 1.400% due 04/01/26 ~	2,950,000	2,639,070
TD SYNNEX Corp 1.250% due 08/09/24 ~	4,800,000	4,483,546
Teledyne Technologies Inc 0.950% due 04/01/24	9,000,000	8,516,252
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	1,500,000	1,339,950

		43,647,915

Technology - 3.2%

Dell International LLC 4.000% due 07/15/24	5,100,000	5,085,995
DXC Technology Co 1.800% due 09/15/26	1,800,000	1,618,897
Fidelity National Information Services Inc 0.600% due 03/01/24	4,400,000	4,167,327
Infor Inc 1.450% due 07/15/23 ~	3,000,000	2,920,022
Microchip Technology Inc
0.972% due 02/15/24	8,250,000	7,839,858
0.983% due 09/01/24	3,750,000	3,499,956
NXP BV (China) 2.700% due 05/01/25	3,300,000	3,140,421
Qorvo Inc 1.750% due 12/15/24 ~	1,700,000	1,591,361
Take-Two Interactive Software Inc
3.300% due 03/28/24	1,750,000	1,727,777
3.550% due 04/14/25	750,000	738,414

		32,330,028

Utilities - 6.8%

Black Hills Corp 1.037% due 08/23/24	2,000,000	1,871,441

	Principal Amount	Value
CenterPoint Energy Inc 1.875% (SOFR + 0.650%) due 05/13/24 §	$2,750,000	$2,682,947
CenterPoint Energy Resources Corp 2.111% (USD LIBOR + 0.500%) due 03/02/23 §	862,000	859,713
Dominion Energy Inc 3.071% due 08/15/24	4,280,000	4,181,910
DPL Inc 4.125% due 07/01/25	600,000	555,057
Edison International 4.950% due 04/15/25	2,000,000	2,007,023
Emera US Finance LP (Canada) 0.833% due 06/15/24	3,857,000	3,604,064
Evergy Inc 2.450% due 09/15/24	4,050,000	3,897,438
Eversource Energy 4.200% due 06/27/24	1,700,000	1,706,228
National Rural Utilities Cooperative Finance Corp 3.450% due 06/15/25	3,650,000	3,630,268
NextEra Energy Capital Holdings Inc 4.450% due 06/20/25	1,200,000	1,209,493
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	7,875,000	7,546,612
Sempra Energy 3.300% due 04/01/25	3,600,000	3,520,479
Southern California Edison Co
0.975% due 08/01/24	4,650,000	4,387,366
1.100% due 04/01/24	2,100,000	1,999,048
4.200% due 06/01/25	2,100,000	2,115,406
The AES Corp
1.375% due 01/15/26	4,350,000	3,841,533
3.300% due 07/15/25 ~	3,650,000	3,430,088
The Southern Co
4.475% due 08/01/24	3,000,000	3,013,773
Virginia Electric and Power Co
3.750% due 05/15/27	2,000,000	1,981,089
Vistra Operations Co LLC
3.550% due 07/15/24 ~	4,250,000	4,106,421
4.875% due 05/13/24 ~	6,000,000	5,976,609

		68,124,006

Total Corporate Bonds & Notes (Cost $602,166,547)		576,168,522

SENIOR LOAN NOTES - 9.7%

Consumer, Cyclical - 2.0%

Carnival Corp Term B 6.127% (USD LIBOR + 3.250%) due 10/18/28 ± §	1,243,750	1,119,375
ClubCorp Holdings Inc Term B 5.000% (USD LIBOR + 2.750%) due 09/18/24 §	3,809,575	3,517,906
Hilton Grand Vacations Borrower LLC Term B 4.666% (USD LIBOR + 3.000%) due 08/02/28 §	1,982,015	1,858,635
Marriott Ownership Resorts Inc Term B 3.416% (USD LIBOR + 1.750%) due 08/31/25 §	1,819,096	1,735,721

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Mileage Plus Holdings LLC Term B 7.313% (USD LIBOR + 5.250%) due 06/20/27 §	$2,000,000	$1,986,562
SeaWorld Parks & Entertainment Inc Term B 4.688% (USD LIBOR + 3.000%) due 08/25/28 §	4,466,250	4,210,557
Stars Group Holdings BV Term B (Canada) 4.500% (USD LIBOR + 2.250%) due 07/21/26 §	3,245,404	3,092,600
United Airlines Inc Term B 5.392% (USD LIBOR + 3.750%) due 04/21/28 §	3,041,387	2,830,011

		20,351,367

Consumer, Non-Cyclical - 2.7%

Allied Universal Holdco LLC Term B 5.416% (USD LIBOR + 3.750%) due 05/14/28 §	2,481,250	2,284,817
CoreLogic Inc Term B 5.188% (USD LIBOR + 3.500%) due 06/02/28 §	3,473,750	2,886,686
Heartland Dental LLC Term B 5.642% (USD LIBOR + 4.000%) due 04/30/25 §	3,465,000	3,257,100
Mavis Tire Express Services Topco Corp 5.625% (SOFR + 4.000%) due 05/04/28 §	2,093,482	1,957,405
Pathway Vet Alliance LLC Term B 6.000% (USD LIBOR + 3.750%) due 03/31/27 §	2,938,378	2,736,364
PetVet Care Centers LLC Term B-3 5.166% (USD LIBOR + 3.500%) due 02/15/25 §	7,588,037	7,177,016
Spin Holdco Inc Term B 5.611% (USD LIBOR + 4.000%) due 03/04/28 §	2,468,750	2,281,537
Sunshine Luxembourg VII SARL Term B (Luxembourg) 6.000% (USD LIBOR + 3.750%) due 10/02/26 §	3,673,463	3,411,729
Wand NewCo 3 Inc Term B-1 4.666% (USD LIBOR + 3.000%) due 02/05/26 §	1,750,683	1,630,870

		27,623,524

Financial - 2.6%

Acrisure LLC Term B-1 5.166% (USD LIBOR + 3.500%) due 02/15/27 §	2,204,915	2,029,900
AssuredPartners Inc Term B 5.166% (USD LIBOR + 3.500%) due 02/13/27 §	7,073,637	6,631,535
Avolon (US) LLC Term B-3 (Ireland) 3.345% (USD LIBOR + 1.750%) due 01/15/25 §	6,029,412	5,754,320
HUB International Ltd Term B 4.214% (USD LIBOR + 3.000%) due 04/25/25 §	5,897,646	5,586,379

	Principal Amount	Value
NFP Corp Term B 4.916% (USD LIBOR + 3.250%) due 02/13/27 §	$3,100,825	$2,879,116
USI Inc Term B 5.250% (USD LIBOR + 3.000%) due 05/16/24 §	3,351,835	3,215,667

		26,096,917

Industrial - 0.8%

Brown Group Holding LLC Term B 4.166% (USD LIBOR + 2.500%) due 06/07/28 §	231,720	221,221
Filtration Group Corp Term B 4.666% (USD LIBOR + 3.000%) due 03/29/25 §	5,163,318	4,902,570
Proampac PG Borrower LLC Term B 4.712% - 5.256% (USD LIBOR + 3.750%) due 11/03/25 §	2,715,728	2,523,930
TransDigm Inc Term F 3.916% (USD LIBOR + 2.250%) due 12/09/25 §	452,704	430,988

		8,078,709

Technology - 1.6%

Applied Systems Inc Term B 5.250% (USD LIBOR + 3.000%) due 09/19/24 §	1,940,082	1,868,138
AthenaHealth Group Inc Term B 5.009% (SOFR + 3.500%) due 02/15/29 § f	499,844	461,356
Epicor Software Corp Term C 4.916% (USD LIBOR + 3.250%) due 07/31/27 §	3,944,623	3,720,888
Sophia LP Term B 5.500% (USD LIBOR + 3.250%) due 10/07/27 §	1,206,458	1,129,546
Tempo Acquisition LLC Term B 4.525% (SOFR + 3.000%) due 08/31/28 §	2,731,422	2,594,851
UKG Inc 4.212% (USD LIBOR + 3.250%) due 05/03/26 §	6,659,089	6,276,191

		16,050,970

Total Senior Loan Notes (Cost $104,493,342)		98,201,487

ASSET-BACKED SECURITIES - 23.8%

AIMCO CLO 10 Ltd (Cayman) 2.196% (USD LIBOR + 1.060%) due 07/22/32 ~ §	2,700,000	2,640,826
American Express Credit Account Master Trust 3.390% due 05/15/27	3,500,000	3,496,054
AmeriCredit Automobile Receivables Trust
0.680% due 10/19/26	10,100,000	9,713,085
0.690% due 01/19/27	2,400,000	2,264,752
0.760% due 12/18/25	2,400,000	2,312,453
1.170% due 08/18/27	4,700,000	4,381,504

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
1.480% due 01/21/25	$2,750,000	$2,725,259
4.200% due 12/18/25	2,675,000	2,682,949
Atrium XIII (Cayman) 2.364% (USD LIBOR + 1.180%) due 11/21/30 ~ §	470,000	461,976
Carlyle Global Market Strategies CLO Ltd (Cayman) 2.275% (USD LIBOR + 1.050%) due 07/27/31 ~ §	495,916	486,618
CIFC Funding Ltd (Cayman)
1.914% (USD LIBOR + 0.870%) due 04/19/29 ~ §	1,462,856	1,437,256
2.044% (USD LIBOR + 1.000%) due 04/18/31 ~ §	500,000	491,329
Dryden 55 CLO Ltd (Cayman) 2.064% (USD LIBOR + 1.020%) due 04/15/31 ~ §	2,500,000	2,459,853
Dryden 58 CLO Ltd (Cayman) 2.044% (USD LIBOR + 1.000%) due 07/17/31 ~ §	3,148,000	3,086,215
Dryden 61 CLO Ltd (Cayman) 2.034% (USD LIBOR + 0.990%) due 01/17/32 ~ §	7,000,000	6,825,864
Dryden 64 CLO Ltd (Cayman) 2.014% (USD LIBOR + 0.970%) due 04/18/31 ~ §	2,000,000	1,961,667
Ford Credit Auto Owner Trust
0.700% due 10/15/26	10,550,000	9,770,862
0.790% due 08/15/26	2,650,000	2,443,557
1.190% due 01/15/26	2,050,000	1,951,969
2.040% due 08/15/31 ~	2,000,000	1,913,440
2.130% due 05/15/25	5,000,000	4,906,754
GM Financial Consumer Automobile Receivables Trust 0.750% due 05/17/27	800,000	747,250
Hilton Grand Vacations Trust
2.740% due 02/25/39 ~	216,804	209,148
3.610% due 06/20/34 ~	772,321	755,652
Hyundai Auto Receivables Trust 2.400% due 06/15/26	2,000,000	1,956,444
Madison Park Funding LVII Ltd (Cayman) 2.144% (USD LIBOR + 1.100%) due 10/15/31 ~ §	1,850,000	1,813,993
Magnetite Ltd (Cayman) 2.024% (USD LIBOR + 0.980%) due 04/15/31 ~ §	2,170,000	2,142,998
Magnetite XIV-R Ltd (Cayman) 2.164% (USD LIBOR + 1.120%) due 10/18/31 ~ §	3,000,000	2,946,613
Magnetite XV Ltd (Cayman) 2.194% (USD LIBOR + 1.010%) due 07/25/31 ~ §	1,500,000	1,471,164
Magnetite XVIII Ltd (Cayman) 2.291% (USD LIBOR + 0.880%) due 11/15/28 ~ §	2,957,942	2,926,791
Magnetite XXIX Ltd (Cayman) 2.034% (USD LIBOR + 0.990%) due 01/15/34 ~ §	3,300,000	3,230,979
MVW LLC 1.140% due 01/22/41 ~	1,412,968	1,315,062

	Principal Amount	Value
1.740% due 10/20/37 ~	$371,750	$348,900
4.150% due 11/21/39 ~	979,894	966,358
Navient Private Education Loan Trust 3.610% due 12/15/59 ~	668,247	660,620
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	872,254	799,044
1.060% due 10/15/69 ~	4,062,073	3,745,724
1.110% due 02/18/70 ~	2,125,871	1,864,169
1.170% due 09/16/69 ~	551,130	517,139
1.220% due 07/15/69 ~	845,722	807,743
1.310% due 01/15/69 ~	2,042,829	1,905,313
1.690% due 05/15/69 ~	3,845,131	3,612,906
2.120% due 01/15/69 ~	1,985,817	1,868,426
2.230% due 07/15/70 ~	5,906,732	5,507,015
2.460% due 11/15/68 ~	866,008	821,747
2.640% due 05/15/68 ~	1,032,625	998,112
4.160% due 10/15/70 ~	6,500,000	6,455,879
Navient Student Loan Trust 1.320% due 08/26/69 ~	3,626,016	3,201,617
2.174% (USD LIBOR + 0.550%) due 02/25/70 ~ §	3,121,742	3,022,525
2.224% (USD LIBOR + 0.600%) due 12/26/69 ~ §	1,570,459	1,520,158
2.674% (USD LIBOR + 1.050%) due 06/25/69 ~ §	2,078,052	2,058,410
3.390% due 12/15/59 ~	1,394,073	1,349,620
Nelnet Student Loan Trust
1.360% due 04/20/62 ~	2,915,245	2,699,104
2.285% (USD LIBOR + 0.690%) due 04/20/62 ~ §	2,463,005	2,419,958
Neuberger Berman Loan Advisers CLO 24 Ltd (Cayman) 2.544% (USD LIBOR + 1.500%) due 04/19/30 ~ §	1,000,000	962,029
Neuberger Berman Loan Advisers CLO 25 Ltd (Cayman) 1.974% (USD LIBOR + 0.930%) due 10/18/29 ~ §	2,650,000	2,607,466
Neuberger Berman Loan Advisers CLO 26 Ltd (Cayman) 1.964% (USD LIBOR + 0.920%) due 10/18/30 ~ §	5,550,000	5,463,447
Neuberger Berman Loan Advisers CLO 37 Ltd (Cayman) 2.033% (USD LIBOR + 0.970%) due 07/20/31 ~ §	4,700,000	4,605,054
OCP CLO Ltd (Cayman) 2.004% (USD LIBOR + 0.960%) due 07/15/30 ~ §	2,500,000	2,462,500
Palmer Square CLO Ltd (Cayman) 2.144% (USD LIBOR + 1.100%) due 07/16/31 ~ §	2,250,000	2,213,361
Palmer Square Loan Funding Ltd (Cayman)
1.844% (USD LIBOR + 0.800%) due 10/15/29 ~ §	6,399,481	6,293,890
1.963% (USD LIBOR + 0.900%) due 04/20/29 ~ §	2,922,652	2,894,208
2.278% (USD LIBOR + 0.800%) due 05/20/29 ~ §	7,485,602	7,409,196

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
2.444% (USD LIBOR + 1.400%) due 10/15/29 ~ §	$3,000,000	$2,881,274
2.463% (USD LIBOR + 1.400%) due 07/20/29 ~ §	4,000,000	3,843,946
2.828% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,950,000	2,865,529
3.378% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,200,000	1,169,668
Regatta XIV Funding Ltd (Cayman) 2.374% (USD LIBOR + 1.190%) due 10/25/31 ~ §	1,100,000	1,079,650
Santander Drive Auto Receivables Trust 0.500% due 04/15/25	9,168,338	9,135,552
0.590% due 09/15/25	3,150,000	3,105,172
0.750% due 02/17/26	3,750,000	3,660,086
0.880% due 06/15/26	1,850,000	1,795,355
0.900% due 06/15/26	4,000,000	3,874,757
0.950% due 09/15/27	2,100,000	2,021,587
1.260% due 02/16/27	5,000,000	4,770,955
3.400% due 12/15/26	3,000,000	2,981,542
4.130% due 08/16/27	1,800,000	1,780,626
SLC Student Loan Trust 1.949% (USD LIBOR + 0.120%) due 06/15/29 §	246,017	244,547
SMB Private Education Loan Trust 1.070% due 01/15/53 ~	2,928,820	2,591,898
1.290% due 07/15/53 ~	2,188,689	1,985,673
2.340% due 09/15/34 ~	3,294,550	3,198,144
2.430% due 02/17/32 ~	1,869,588	1,808,203
2.700% due 05/15/31 ~	1,217,213	1,195,959
3.440% due 07/15/36 ~	1,149,997	1,125,714
3.500% due 02/15/36 ~	585,878	571,272
3.600% due 01/15/37 ~	1,618,145	1,579,899
3.630% due 11/15/35 ~	1,670,781	1,646,775
Stratus CLO Ltd (Cayman) 1.491% (USD LIBOR + 1.400%) due 12/29/29 ~ §	6,000,000	5,759,995
1.863% (USD LIBOR + 0.800%) due 12/29/29 ~ §	730,249	721,278
Verizon Owner Trust 1.850% due 07/22/24	1,907,292	1,901,737
Volvo Financial Equipment LLC 3.130% due 11/15/23 ~	1,046,645	1,047,460

Total Asset-Backed Securities (Cost $248,870,475)		240,336,227

U.S. TREASURY OBLIGATIONS - 7.7%

U.S. Treasury Notes - 7.7%

0.375% due 07/15/24	2,700,000	2,561,256
0.375% due 08/15/24	10,000,000	9,460,742
0.375% due 09/15/24	6,000,000	5,663,906
0.750% due 11/15/24	4,000,000	3,793,438
1.250% due 08/31/24	5,000,000	4,817,773
1.500% due 09/30/24	10,000,000	9,675,000
1.750% due 07/31/24	9,500,000	9,263,613
2.625% due 05/31/27	12,300,000	12,068,895
2.750% due 05/15/25	10,000,000	9,924,219

	Principal Amount	Value
2.875% due 06/15/25	$10,000,000	$9,960,938

Total U.S. Treasury Obligations (Cost $79,063,284)		77,189,780

	Shares
SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	12,391,414	12,391,414

Total Short-Term Investment (Cost $12,391,414)		12,391,414

TOTAL INVESTMENTS - 99.5% (Cost $1,046,985,062)		1,004,287,430

OTHER ASSETS & LIABILITIES, NET - 0.5%		4,625,122

NET ASSETS - 100.0%		$1,008,912,552

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$576,168,522	$—	$576,168,522	$—
	Senior Loan Notes	98,201,487	—	97,082,112	1,119,375
	Asset-Backed Securities	240,336,227	—	240,336,227	—
	U.S. Treasury Obligations	77,189,780	—	77,189,780	—
	Short-Term Investment	12,391,414	12,391,414	—	—

	Total	$1,004,287,430	$12,391,414	$990,776,641	$1,119,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 47.6%

Basic Materials - 1.6%

Anglo American Capital PLC (South Africa)
2.625% due 09/10/30 ~	$4,550,000	$3,748,793
3.950% due 09/10/50 ~	3,000,000	2,305,746
4.750% due 03/16/52 ~	2,750,000	2,367,894
Glencore Funding LLC (Australia) 2.625% due 09/23/31 ~	1,200,000	968,310
South32 Treasury Ltd (Australia) 4.350% due 04/14/32 ~	2,650,000	2,478,572

		11,869,315

Communications - 3.0%

AT&T Inc
3.500% due 09/15/53	4,865,000	3,695,868
3.850% due 06/01/60	2,800,000	2,169,099
Charter Communications Operating LLC
3.500% due 06/01/41	3,300,000	2,314,861
3.850% due 04/01/61	5,200,000	3,429,804
Expedia Group Inc 2.950% due 03/15/31	1,600,000	1,274,308
Rogers Communications Inc (Canada) 4.550% due 03/15/52 ~	4,500,000	3,962,320
T-Mobile USA Inc
2.250% due 02/15/26 ~	2,325,000	2,096,576
2.625% due 04/15/26	100,000	90,937
3.375% due 04/15/29 ~	1,600,000	1,404,648
Verizon Communications Inc 3.400% due 03/22/41	2,550,000	2,080,386

		22,518,807

Consumer, Cyclical - 6.9%

American Airlines Inc 5.750% due 04/20/29 ~	4,000,000	3,428,680
American Airlines Pass-Through Trust ‘A’ 2.875% due 01/11/36	2,200,000	1,880,310
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	2,218,939	2,059,493
American Airlines Pass-Through Trust ‘B’ 3.950% due 01/11/32	1,300,000	1,088,581
British Airways Pass-Through Trust ‘A’ (United Kingdom)
3.350% due 12/15/30 ~	2,256,247	1,970,311
4.625% due 12/20/25 ~	1,271,633	1,254,261
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	3,985,547	3,561,747
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	2,016,961	1,940,212
Delta Air Lines Inc 4.500% due 10/20/25 ~	4,000,000	3,890,444
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	1,237,899	1,173,758
Ferguson Finance PLC 4.250% due 04/20/27 ~	1,650,000	1,605,897
Ford Motor Credit Co LLC
2.300% due 02/10/25	1,675,000	1,507,659
2.700% due 08/10/26	2,225,000	1,898,815

	Principal Amount	Value
3.375% due 11/13/25	$2,475,000	$2,236,459
4.542% due 08/01/26	1,725,000	1,581,499
Genting New York LLC 3.300% due 02/15/26 ~	2,000,000	1,795,028
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/31 ~	2,850,000	2,179,787
Kohl’s Corp 3.375% due 05/01/31	3,000,000	2,605,172
Magallanes Inc 5.050% due 03/15/42 ~	2,500,000	2,130,833
Marriott International Inc 2.750% due 10/15/33	3,150,000	2,481,166
New Red Finance Inc (Canada) 3.875% due 01/15/28 ~	4,000,000	3,480,160
Six Flags Entertainment Corp 4.875% due 07/31/24 ~	2,000,000	1,904,470
Spirit Airlines Pass-Through Trust ‘A’ 4.100% due 10/01/29	444,963	426,973
United Airlines Pass-Through Trust ‘A’ 2.900% due 11/01/29	1,266,277	1,115,045
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	995,415	938,000
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	1,690,815	1,557,437

		51,692,197

Consumer, Non-Cyclical - 5.2%

AmerisourceBergen Corp 2.700% due 03/15/31	1,000,000	857,786
Amgen Inc 3.150% due 02/21/40	2,750,000	2,178,670
Anheuser-Busch InBev Finance Inc (Belgium) 4.000% due 01/17/43	2,000,000	1,657,410
Anheuser-Busch InBev Worldwide Inc (Belgium) 5.450% due 01/23/39	5,000,000	5,092,577
BAT Capital Corp (United Kingdom) 5.650% due 03/16/52	1,650,000	1,427,232
Block Inc
2.750% due 06/01/26 ~	4,000,000	3,559,080
3.500% due 06/01/31 ~	500,000	399,527
Centene Corp 2.450% due 07/15/28	1,750,000	1,464,286
JBS USA LUX SA
3.000% due 05/15/32 ~	1,500,000	1,154,191
6.500% due 12/01/52 ~	3,500,000	3,319,523
Keurig Dr Pepper Inc 4.500% due 04/15/52	2,250,000	1,988,717
Kraft Heinz Foods Co 4.375% due 06/01/46	6,500,000	5,427,432
UnitedHealth Group Inc 4.750% due 05/15/52	2,750,000	2,753,210
Universal Health Services Inc
2.650% due 10/15/30 ~	4,450,000	3,563,380
2.650% due 01/15/32 ~	1,950,000	1,520,119
Viatris Inc 3.850% due 06/22/40	3,350,000	2,377,775

		38,740,915

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Energy - 3.4%

Cheniere Corpus Christi Holdings LLC 2.742% due 12/31/39	$4,150,000	$3,282,602
Cheniere Energy Partners LP 4.500% due 10/01/29	3,500,000	3,131,363
Energy Transfer LP
5.000% due 05/15/44	4,000,000	3,347,102
6.500% due 11/15/26	1,650,000	1,462,589
Enterprise Products Operating LLC 3.300% due 02/15/53	1,850,000	1,348,585
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	2,000,000	1,755,931
MPLX LP
4.950% due 03/14/52	1,750,000	1,516,301
5.200% due 12/01/47	1,200,000	1,082,073
6.875% due 02/15/23	3,000,000	2,864,040
Petroleos Mexicanos (Mexico) 6.350% due 02/12/48	2,100,000	1,239,903
Targa Resources Partners LP 4.000% due 01/15/32	5,750,000	4,931,315

		25,961,804

Financial - 16.1%

ABN AMRO Bank NV (Netherlands) 3.324% due 03/13/37 ~	1,700,000	1,363,764
AerCap Ireland Capital DAC (Ireland) 3.300% due 01/30/32	3,100,000	2,484,713
Air Lease Corp
3.000% due 02/01/30	4,000,000	3,268,110
4.650% due 06/15/26	4,300,000	3,581,426
Aon Corp 3.900% due 02/28/52	1,650,000	1,353,373
Assured Guaranty US Holdings Inc 3.600% due 09/15/51	2,150,000	1,619,541
Avolon Holdings Funding Ltd (Ireland)
2.750% due 02/21/28 ~	4,950,000	4,041,521
4.250% due 04/15/26 ~	1,350,000	1,251,881
Bank of America Corp
2.482% due 09/21/36	4,700,000	3,650,469
2.687% due 04/22/32	3,700,000	3,109,513
3.846% due 03/08/37	2,900,000	2,509,884
4.375% due 01/27/27	3,000,000	2,496,810
6.125% due 04/27/27	6,000,000	5,801,250
BNP Paribas SA (France) 4.625% due 02/25/31 ~	3,000,000	2,221,494
Broadstone Net Lease LLC REIT 2.600% due 09/15/31	2,750,000	2,245,758
Citigroup Inc 4.910% due 05/24/33	4,500,000	4,445,423
GLP Capital LP REIT 3.250% due 01/15/32	1,200,000	964,158
Hill City Funding Trust 4.046% due 08/15/41 ~	2,400,000	1,770,024
Host Hotels & Resorts LP REIT 2.900% due 12/15/31	4,400,000	3,498,514
3.500% due 09/15/30	1,500,000	1,282,927
HSBC Holdings PLC (United Kingdom) 4.700% due 03/09/31	3,150,000	2,376,702

	Principal Amount	Value
JPMorgan Chase & Co 2.963% due 01/25/33	$9,950,000	$8,548,390
Liberty Mutual Group Inc 4.300% due 02/01/61 ~	5,650,000	3,833,614
LSEGA Financing PLC (United Kingdom) 3.200% due 04/06/41 ~	2,200,000	1,724,925
Morgan Stanley
2.484% due 09/16/36	5,700,000	4,388,873
2.943% due 01/21/33	4,700,000	4,033,021
5.297% due 04/20/37	2,650,000	2,569,076
OneMain Finance Corp
5.375% due 11/15/29	1,575,000	1,279,270
6.125% due 03/15/24	5,200,000	4,978,766
Standard Chartered PLC (United Kingdom) 3.603% due 01/12/33 ~	2,400,000	1,965,208
Stewart Information Services Corp 3.600% due 11/15/31	3,150,000	2,616,435
Teachers Insurance & Annuity Association of America 4.270% due 05/15/47 ~	3,000,000	2,677,530
The Goldman Sachs Group Inc
2.615% due 04/22/32	7,950,000	6,608,547
3.102% due 02/24/33	3,600,000	3,078,165
The Northwestern Mutual Life Insurance Co 3.625% due 09/30/59 ~	3,000,000	2,239,705
The PNC Financial Services Group Inc 4.626% due 06/06/33	2,550,000	2,466,096
VICI Properties LP REIT
3.500% due 02/15/25 ~	2,300,000	2,154,968
3.750% due 02/15/27 ~	2,250,000	1,983,617
4.625% due 12/01/29 ~	5,500,000	4,927,203
Wells Fargo & Co 4.400% due 06/14/46	3,750,000	3,272,560

		120,683,224

Industrial - 3.6%

Allegion US Holding Co Inc
3.550% due 10/01/27	3,336,000	3,070,338
5.411% due 07/01/32	2,100,000	2,088,737
Berry Global Inc 4.875% due 07/15/26 ~	5,000,000	4,781,300
Flowserve Corp 2.800% due 01/15/32	7,000,000	5,521,921
Masco Corp 7.750% due 08/01/29	2,000,000	2,263,304
nVent Finance Sarl (United Kingdom) 2.750% due 11/15/31	2,300,000	1,872,114
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	5,950,000	5,238,709
Vontier Corp 2.400% due 04/01/28	2,350,000	1,981,600

		26,818,023

Technology - 2.6%

Broadcom Inc
3.137% due 11/15/35 ~	5,000,000	3,803,838
3.187% due 11/15/36 ~	1,474,000	1,122,571
CGI Inc (Canada) 2.300% due 09/14/31	3,350,000	2,692,186

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Kyndryl Holdings Inc 3.150% due 10/15/31 ~	$6,500,000	$4,819,041
Oracle Corp
2.875% due 03/25/31	2,650,000	2,185,975
3.950% due 03/25/51	5,000,000	3,680,121
Skyworks Solutions Inc 3.000% due 06/01/31	1,300,000	1,069,237

		19,372,969

Utilities - 5.2%

AEP Texas Inc 4.700% due 05/15/32	1,600,000	1,594,360
Dominion Energy Inc 4.350% due 01/15/27	3,150,000	2,606,625
DPL Inc
4.125% due 07/01/25	600,000	555,057
4.350% due 04/15/29	1,350,000	1,175,337
Duke Energy Progress NC Storm Funding LLC 2.387% due 07/01/39	5,350,000	4,826,821
Edison International 5.000% due 12/15/26	650,000	518,785
FirstEnergy Corp 4.400% due 07/15/27	2,500,000	2,362,662
IPALCO Enterprises Inc 4.250% due 05/01/30	2,400,000	2,231,711
KeySpan Gas East Corp 3.586% due 01/18/52 ~	2,850,000	2,131,366
NextEra Energy Operating Partners LP 4.250% due 07/15/24 ~	6,925,000	6,636,227
NiSource Inc 5.000% due 06/15/52	700,000	685,485
NSTAR Electric Co 4.550% due 06/01/52	1,800,000	1,756,342
PG&E Energy Recovery Funding LLC 2.280% due 01/15/38	2,400,000	2,011,895
Piedmont Natural Gas Co Inc 5.050% due 05/15/52	1,750,000	1,716,149
Sempra Energy 4.125% due 04/01/52	5,000,000	4,019,828
Sempra Global 3.250% due 01/15/32 ~	1,800,000	1,516,580
Southwestern Electric Power Co 3.250% due 11/01/51	1,600,000	1,187,495
Texas Electric Market Stabilization Funding N LLC 4.265% due 08/01/36 ~	1,950,000	1,940,652

		39,473,377

Total Corporate Bonds & Notes (Cost $420,443,646)		357,130,631

SENIOR LOAN NOTES - 13.4%

Consumer, Cyclical - 3.2%

Carnival Corp Term B 6.127% (USD LIBOR + 3.250%) due 10/18/28 ± §	1,492,500	1,343,250
ClubCorp Holdings Inc Term B 5.000% (USD LIBOR + 2.750%) due 09/18/24 §	4,782,240	4,416,102

	Principal Amount	Value
Hilton Grand Vacations Borrower LLC Term B 4.666% (USD LIBOR + 3.000%) due 08/02/28 §	$1,985,000	$1,861,434
Marriott Ownership Resorts Inc Term B 3.416% (USD LIBOR + 1.750%) due 08/31/25 §	3,849,779	3,673,333
Mileage Plus Holdings LLC Term B 7.313% (USD LIBOR + 5.250%) due 06/20/27 §	2,000,000	1,986,562
SeaWorld Parks & Entertainment Inc Term B 4.688% (USD LIBOR + 3.000%) due 08/25/28 §	3,970,000	3,742,717
Stars Group Holdings BV Term B (Canada) 4.500% (USD LIBOR + 2.250%) due 07/21/26 §	4,467,078	4,256,755
United Airlines Inc Term B 5.392% (USD LIBOR + 3.750%) due 04/21/28 §	3,275,340	3,047,704

		24,327,857

Consumer, Non-Cyclical - 3.8%

Allied Universal Holdco LLC Term B 5.416% (USD LIBOR + 3.750%) due 05/14/28 §	2,481,250	2,284,817
CoreLogic Inc Term B 5.188% (USD LIBOR + 3.500%) due 06/02/28 §	4,218,125	3,505,262
Heartland Dental LLC Term B 5.642% (USD LIBOR + 4.000%) due 04/30/25 §	3,465,000	3,257,100
Mavis Tire Express Services Topco Corp 5.625% (SOFR + 4.000%) due 05/04/28 §	1,414,951	1,322,979
Medline Borrower LP Term B 4.916% (USD LIBOR + 3.250%) due 10/21/28 §	249,375	231,741
Pathway Vet Alliance LLC Term B 6.000% (USD LIBOR + 3.750%) due 03/31/27 §	4,407,454	4,104,442
PetVet Care Centers LLC Term B-3 5.166% (USD LIBOR + 3.500%) due 02/15/25 §	6,608,226	6,250,278
Spin Holdco Inc Term B 5.611% (USD LIBOR + 4.000%) due 03/04/28 §	2,468,750	2,281,537
Sunshine Luxembourg VII SARL Term B (Luxembourg) 6.000% (USD LIBOR + 3.750%) due 10/02/26 §	3,673,463	3,411,728
Wand NewCo 3 Inc Term B-1 4.666% (USD LIBOR + 3.000%) due 02/05/26 §	1,750,683	1,630,870

		28,280,754

Financial - 2.6%

Acrisure LLC Term B-1 5.166% (USD LIBOR + 3.500%) due 02/15/27 §	2,204,915	2,029,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
AssuredPartners Inc Term B 5.166% (USD LIBOR + 3.500%) due 02/13/27 §	$4,143,750	$3,884,766
HUB International Ltd Term B 4.214% (USD LIBOR + 3.000%) due 04/25/25 §	7,312,719	6,926,768
NFP Corp Term B 4.916% (USD LIBOR + 3.250%) due 02/13/27 §	3,598,281	3,341,003
USI Inc Term B 5.250% (USD LIBOR + 3.000%) due 05/16/24 §	3,802,637	3,648,155

		19,830,592

Industrial - 2.2%

Brown Group Holding LLC Term B 4.166% (USD LIBOR + 2.500%) due 06/07/28 §	231,720	221,221
Filtration Group Corp Term B 4.666% (USD LIBOR + 3.000%) due 03/29/25 §	7,113,089	6,753,878
Proampac PG Borrower LLC Term B 4.712% - 5.256% (USD LIBOR + 3.750%) due 11/03/25 §	2,715,728	2,523,930
TransDigm Inc
Term E 3.916% (USD LIBOR + 2.250%) due 05/30/25 §	1,860,929	1,773,052
Term F 3.916% (USD LIBOR + 2.250%) due 12/09/25 §	5,652,553	5,381,405

		16,653,486

Technology - 1.6%

Applied Systems Inc Term B 5.250% (USD LIBOR + 3.000%) due 09/19/24 §	1,940,082	1,868,138
AthenaHealth Group Inc Term B 5.009% (SOFR + 3.500%) due 02/15/29 §,f	1,249,611	1,153,390
Epicor Software Corp Term C 4.916% (USD LIBOR + 3.250%) due 07/31/27 §	2,232,388	2,105,769
Sophia LP Term B 5.500% (USD LIBOR + 3.250%) due 10/07/27 §	208,971	195,649
UKG Inc 4.212% (USD LIBOR + 3.250%) due 05/03/26 §	6,659,089	6,276,191

		11,599,137

Total Senior Loan Notes (Cost $107,215,707)		100,691,826

MORTGAGE-BACKED SECURITIES - 4.3%

Fannie Mae - 4.3%

due 07/01/37 #	22,750,000	22,954,719
due 07/01/52 #	3,000,000	2,959,160

	Principal Amount	Value
due 07/01/52 #	$6,500,000	$6,636,094

		32,549,973

Total Mortgage-Backed Securities (Cost $32,299,492)		32,549,973

ASSET-BACKED SECURITIES - 18.4%

Aimco CLO 11 Ltd (Cayman) 2.174% (USD LIBOR + 1.130%) due 10/17/34 ~ §	4,000,000	3,868,977
AmeriCredit Automobile Receivables Trust
0.760% due 12/18/25	2,450,000	2,360,629
0.890% due 10/19/26	2,450,000	2,291,488
1.410% due 08/18/27	3,500,000	3,204,856
1.480% due 02/18/26	1,000,000	964,403
Carlyle Global Market Strategies CLO Ltd (Cayman) 2.775% (USD LIBOR + 1.550%) due 07/27/31 ~ §	2,000,000	1,909,827
Dryden 53 CLO Ltd (Cayman) 2.444% (USD LIBOR + 1.400%) due 01/15/31 ~ §	1,500,000	1,425,212
Dryden 55 CLO Ltd (Cayman) 2.944% (USD LIBOR + 1.900%) due 04/15/31 ~ §	1,000,000	947,721
Dryden 58 CLO Ltd (Cayman)
2.544% (USD LIBOR + 1.500%) due 07/17/31 ~ §	2,000,000	1,913,745
2.844% (USD LIBOR + 1.800%) due 07/17/31 ~ §	2,000,000	1,876,491
Dryden 64 CLO Ltd (Cayman) 2.444% (USD LIBOR + 1.400%) due 04/18/31 ~ §	1,600,000	1,528,310
Flatiron CLO 19 Ltd (Cayman) 2.961% (USD LIBOR + 1.550%) due 11/16/34 ~ §	1,000,000	944,883
Ford Credit Auto Owner Trust
1.190% due 01/15/26	1,350,000	1,285,443
1.530% due 05/15/34 ~	1,050,000	955,514
2.040% due 12/15/26	1,000,000	957,460
2.040% due 08/15/31 ~	2,000,000	1,913,440
3.190% due 07/15/31 ~	4,000,000	3,938,138
3.880% due 11/15/34 ~	3,250,000	3,213,714
Hilton Grand Vacations Trust 3.610% due 06/20/34 ~	790,494	773,432
Madison Park Funding Ltd (Cayman) 2.644% (USD LIBOR + 1.600%) due 07/15/30 ~ §	2,600,000	2,498,681
Madison Park Funding LVII Ltd (Cayman) 2.144% (USD LIBOR + 1.100%) due 10/15/31 ~ §	1,600,000	1,568,859
Magnetite XIV-R Ltd (Cayman) 2.164% (USD LIBOR + 1.120%) due 10/18/31 ~ §	2,500,000	2,455,510
Magnetite XXIX Ltd (Cayman) 2.034% (USD LIBOR + 0.990%) due 01/15/34 ~ §	3,250,000	3,182,025
MVW LLC 1.740% due 10/20/37 ~	371,750	348,900

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Navient Private Education Refi Loan Trust
0.840% due 05/15/69 ~	$769,636	$705,039
1.170% due 09/16/69 ~	551,130	517,139
1.220% due 07/15/69 ~	845,722	807,743
1.310% due 01/15/69 ~	1,398,894	1,304,725
1.690% due 05/15/69 ~	4,447,510	4,172,945
2.460% due 11/15/68 ~	866,008	821,747
2.640% due 05/15/68 ~	1,032,625	998,112
Navient Student Loan Trust
1.310% due 12/26/69 ~	1,867,573	1,609,544
1.320% due 08/26/69 ~	3,626,016	3,201,617
Neuberger Berman Loan Advisers CLO 25 Ltd (Cayman) 2.394% (USD LIBOR + 1.350%) due 10/18/29 ~ §	1,500,000	1,430,369
OneMain Financial Issuance Trust 4.130% due 05/14/35 ~	2,700,000	2,662,801
Palmer Square CLO Ltd (Cayman)
2.144% (USD LIBOR + 1.100%) due 07/16/31 ~ §	2,500,000	2,459,290
2.491% (USD LIBOR + 1.080%) due 11/15/31 ~ §	3,500,000	3,423,992
Palmer Square Loan Funding Ltd (Cayman)
2.444% (USD LIBOR + 1.400%) due 10/15/29 ~ §	9,700,000	9,316,121
2.463% (USD LIBOR + 1.400%) due 07/20/29 ~ §	4,500,000	4,324,440
2.728% (USD LIBOR + 1.250%) due 05/20/29 ~ §	6,000,000	5,757,604
2.784% (USD LIBOR + 1.600%) due 10/24/27 ~ §	1,750,000	1,714,652
2.863% (USD LIBOR + 1.800%) due 04/20/29 ~ §	750,000	729,695
3.378% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,200,000	1,169,668
Santander Drive Auto Receivables Trust 0.750% due 02/17/26	3,700,000	3,611,285
SLM Student Loan Trust 1.734% (USD LIBOR + 0.550%) due 10/25/64 ~ §	1,607,356	1,561,854
SMB Private Education Loan Trust
1.070% due 01/15/53 ~	4,184,029	3,702,711
1.290% due 07/15/53 ~	2,188,689	1,985,673
1.680% due 02/15/51 ~	2,890,945	2,695,256
2.054% (USD LIBOR + 0.730%) due 01/15/53 ~ §	897,989	873,545
2.230% due 09/15/37 ~	5,062,347	4,835,512
2.340% due 09/15/34 ~	1,331,003	1,292,055
2.430% due 02/17/32 ~	1,684,567	1,629,256
2.700% due 05/15/31 ~	906,435	890,608
2.820% due 10/15/35 ~	2,231,719	2,161,612
2.880% due 09/15/34 ~	2,033,271	1,990,017
3.440% due 07/15/36 ~	1,593,211	1,559,570
3.500% due 02/15/36 ~	3,064,142	2,987,752
3.600% due 01/15/37 ~	836,042	816,281
3.630% due 11/15/35 ~	1,131,199	1,114,946
Sofi Professional Loan Program LLC 2.370% due 11/16/48 ~	1,185,794	1,144,950

	Principal Amount	Value
SoFi Professional Loan Program Trust 2.540% due 05/15/46 ~	$1,681,287	$1,612,640
Stratus CLO Ltd (Cayman) 1.491% (USD LIBOR + 1.400%) due 12/29/29 ~ §	6,000,000	5,759,995
TIAA CLO IV Ltd (Cayman) 2.763% (USD LIBOR + 1.700%) due 01/20/32 ~ §	2,750,000	2,635,826

Total Asset-Backed Securities (Cost $145,028,052)		138,316,245

U.S. TREASURY OBLIGATIONS - 14.6%

U.S. Treasury Bonds - 7.6%

1.125% due 05/15/40	14,500,000	10,101,856
1.250% due 05/15/50	4,000,000	2,546,719
1.375% due 08/15/50	3,250,000	2,140,747
1.750% due 08/15/41	10,000,000	7,610,547
1.875% due 11/15/51	7,000,000	5,254,375
2.000% due 08/15/51	5,000,000	3,866,602
2.250% due 08/15/46	2,550,000	2,058,179
2.250% due 02/15/52	17,000,000	13,995,781
2.500% due 02/15/46	3,500,000	2,970,488
2.500% due 05/15/46	3,000,000	2,545,078
2.750% due 11/15/47	2,000,000	1,792,656
3.000% due 11/15/44	2,000,000	1,855,234

		56,738,262

U.S. Treasury Notes - 7.0%

0.375% due 09/30/27	5,000,000	4,349,902
0.500% due 06/30/27	5,000,000	4,407,910
0.625% due 11/30/27	7,000,000	6,148,516
0.625% due 05/15/30	16,000,000	13,346,250
1.125% due 02/28/27	2,000,000	1,832,734
1.125% due 02/15/31	5,000,000	4,297,266
1.750% due 11/15/29	5,000,000	4,589,258
2.250% due 02/15/27	2,000,000	1,928,828
2.375% due 05/15/29	5,000,000	4,790,723
2.625% due 02/15/29	7,000,000	6,817,070

		52,508,457

Total U.S. Treasury Obligations (Cost $126,976,222)		109,246,719

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 3.5%

Money Market Fund - 3.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	26,250,420	$26,250,420

Total Short-Term Investment (Cost $26,250,420)		26,250,420

TOTAL INVESTMENTS - 101.8% (Cost $858,213,539)		764,185,814

OTHER ASSETS & LIABILITIES, NET - (1.8%)		(13,147,558)

NET ASSETS - 100.0%		$751,038,256

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$357,130,631	$—	$357,130,631	$—
	Senior Loan Notes	100,691,826	—	99,348,576	1,343,250
	Mortgage-Backed Securities	32,549,973	—	32,549,973	—
	Asset-Backed Securities	138,316,245	—	138,316,245	—
	U.S. Treasury Obligations	109,246,719	—	109,246,719	—
	Short-Term Investment	26,250,420	26,250,420	—	—

	Total	$764,185,814	$26,250,420	$736,592,144	$1,343,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDSSM ESG CORE BOND

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 55.4%

Communications - 2.6%

Charter Communications Operating LLC 2.300% due 02/01/32	$250,000	$189,432
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	206,250	206,439
Verizon Communications Inc 2.850% due 09/03/41	50,000	37,561
3.400% due 03/22/41	250,000	203,959

		637,391

Consumer, Cyclical - 3.1%

Ferguson Finance PLC 3.250% due 06/02/30 ~	200,000	173,351
Lowe’s Cos Inc 4.450% due 04/01/62	250,000	213,977
Magallanes Inc 5.050% due 03/15/42 ~	150,000	127,850
Marriott International Inc 2.750% due 10/15/33	100,000	78,767
Meritage Homes Corp 3.875% due 04/15/29 ~	200,000	166,160

		760,105

Consumer, Non-Cyclical - 9.3%

Amgen Inc 3.150% due 02/21/40	100,000	79,224
Anheuser-Busch InBev Worldwide Inc (Belgium) 3.750% due 07/15/42	500,000	405,754
Bristol-Myers Squibb Co 2.950% due 03/15/32	300,000	275,104
Cigna Corp 2.375% due 03/15/31	200,000	169,014
CVS Health Corp 1.750% due 08/21/30	300,000	240,544
HCA Inc 3.125% due 03/15/27 ~	100,000	90,941
Keurig Dr Pepper Inc 4.500% due 04/15/52	250,000	220,969
McKesson Corp 1.300% due 08/15/26	250,000	222,626
Sysco Corp 3.150% due 12/14/51	150,000	107,592
Takeda Pharmaceutical Co Ltd (Japan) 2.050% due 03/31/30	200,000	167,475
UnitedHealth Group Inc 4.750% due 05/15/52	250,000	250,292
Zoetis Inc 2.000% due 05/15/30	100,000	83,817

		2,313,352

Energy - 1.2%

Cheniere Corpus Christi Holdings LLC 2.742% due 12/31/39	150,000	118,648
Kinder Morgan Energy Partners LP 5.000% due 08/15/42	200,000	175,593

		294,241

	Principal Amount	Value
Financial - 24.4%

AerCap Ireland Capital DAC (Ireland) 3.300% due 01/30/32	$250,000	$200,380
Air Lease Corp 1.875% due 08/15/26	450,000	389,607
American Tower Corp REIT 2.750% due 01/15/27	100,000	91,537
Bank of America Corp 2.482% due 09/21/36	350,000	271,843
3.846% due 03/08/37	300,000	259,643
Broadstone Net Lease LLC REIT 2.600% due 09/15/31	200,000	163,328
Citigroup Inc 3.057% due 01/25/33	250,000	212,147
4.910% due 05/24/33	250,000	246,968
Cooperatieve Rabobank UA (Netherlands) 1.980% due 12/15/27 ~	500,000	444,977
Equinix Inc REIT 3.900% due 04/15/32	250,000	226,399
GLP Capital LP REIT 3.250% due 01/15/32	100,000	80,347
Healthpeak Properties Inc REIT 1.350% due 02/01/27	150,000	131,545
HSBC Holdings PLC (United Kingdom) 2.099% due 06/04/26	250,000	231,243
JAB Holdings BV (Austria) 4.500% due 04/08/52 ~	250,000	193,418
Morgan Stanley 2.943% due 01/21/33	500,000	429,045
Nordea Bank Abp (Finland) 1.500% due 09/30/26 ~	350,000	311,193
PNC Bank NA 2.700% due 10/22/29	250,000	218,071
Sumitomo Mitsui Financial Group Inc (Japan) 2.472% due 01/14/29	500,000	435,907
Sun Communities Operating LP REIT 2.700% due 07/15/31	150,000	121,050
The Goldman Sachs Group Inc 3.814% due 04/23/29	500,000	471,934
Truist Bank 2.636% due 09/17/29	250,000	237,930
Ventas Realty LP REIT 2.650% due 01/15/25	250,000	239,335
VICI Properties LP REIT 4.125% due 08/15/30 ~	200,000	172,960
4.625% due 12/01/29 ~	100,000	89,585
Weyerhaeuser Co REIT 4.000% due 11/15/29	200,000	189,289

		6,059,681

Industrial - 7.9%

Allegion US Holding Co Inc 3.550% due 10/01/27	200,000	184,073
Canadian Pacific Railway Co (Canada) 2.450% due 12/02/31	400,000	342,660
Flowserve Corp 2.800% due 01/15/32	250,000	197,212

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Keysight Technologies Inc 3.000% due 10/30/29	$250,000	$222,422
nVent Finance Sarl (United Kingdom) 2.750% due 11/15/31	250,000	203,491
Parker-Hannifin Corp 4.500% due 09/15/29	250,000	248,967
Ryder System Inc 2.500% due 09/01/24	200,000	193,111
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	250,000	220,114
Waste Management Inc 4.150% due 04/15/32	150,000	147,188

		1,959,238

Technology - 5.5%

Broadcom Inc 3.187% due 11/15/36 ~	12,000	9,139
Dell International LLC 4.900% due 10/01/26	300,000	300,729
Fiserv Inc 3.500% due 07/01/29	250,000	228,259
Hewlett Packard Enterprise Co 1.750% due 04/01/26	250,000	228,697
Micron Technology Inc 2.703% due 04/15/32	250,000	199,623
Oracle Corp 2.300% due 03/25/28	300,000	258,402
Workday Inc 3.500% due 04/01/27	150,000	143,567

		1,368,416

Utilities - 1.4%

Enel Finance International NV (Italy) 2.650% due 09/10/24 ~	200,000	193,903
NiSource Inc 5.000% due 06/15/52	150,000	146,890

		340,793

Total Corporate Bonds & Notes (Cost $16,031,780)		13,733,217

MORTGAGE-BACKED SECURITIES - 3.3%

Fannie Mae - 1.9%

2.000% due 09/01/35	150,665	140,854
2.000% due 12/01/35	357,614	334,324

		475,178

Freddie Mac - 1.4%

2.000% due 12/01/35	359,445	336,035

Total Mortgage-Backed Securities (Cost $905,639)		811,213

ASSET-BACKED SECURITIES - 17.8%

Ford Credit Auto Owner Trust 0.700% due 10/15/26	450,000	416,767
1.530% due 05/15/34 ~	350,000	318,505

	Principal Amount	Value

GM Financial Revolving Receivables Trust 1.170% due 06/12/34 ~	$150,000	$134,493
Magnetite Ltd (Cayman) 2.024% (USD LIBOR + 0.980%) due 04/15/31 ~ §	250,000	246,889
Magnetite XXVIII Ltd (Cayman) 2.193% (USD LIBOR + 1.130%) due 01/20/35 ~ §	250,000	241,882
Navient Private Education Refi Loan Trust 0.840% due 05/15/69 ~	153,927	141,008
Navient Student Loan Trust 1.310% due 12/26/69 ~	212,224	182,903
1.320% due 08/26/69 ~	183,338	161,879
OCP CLO Ltd (Cayman) 2.004% (USD LIBOR + 0.960%) due 07/15/30 ~ §	250,000	246,250
Palmer Square CLO Ltd (Cayman) 2.144% (USD LIBOR + 1.100%) due 07/16/31 ~ §	250,000	245,929
Palmer Square Loan Funding Ltd (Cayman) 1.863% (USD LIBOR + 0.800%) due 07/20/29 ~ §	208,306	205,702
1.963% (USD LIBOR + 0.900%) due 04/20/29 ~ §	324,739	321,579
2.444% (USD LIBOR + 1.400%) due 10/15/29 ~ §	500,000	480,212
Santander Drive Auto Receivables Trust 0.590% due 09/15/25	200,000	197,154
0.750% due 02/17/26	750,000	732,017
SMB Private Education Loan Trust 1.070% due 01/15/53 ~	174,335	154,280

Total Asset-Backed Securities (Cost $4,656,517)		4,427,449

U.S. TREASURY OBLIGATIONS - 19.0%

U.S. Treasury Bonds - 3.7%

1.625% due 11/15/50	500,000	351,885
1.750% due 08/15/41	125,000	95,132
1.875% due 11/15/51	150,000	112,594
2.000% due 08/15/51	250,000	193,330
2.250% due 02/15/52	200,000	164,656

		917,597

U.S. Treasury Notes - 15.3%

0.125% due 11/30/22	1,100,000	1,089,925
0.375% due 11/30/25	1,500,000	1,370,391
0.875% due 11/15/30	1,000,000	844,570
2.625% due 05/31/27	500,000	490,605

		3,795,491

Total U.S. Treasury Obligations (Cost $5,246,918)		4,713,088

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 4.0%

Money Market Fund - 4.0%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	996,774	$996,774

Total Short-Term Investment (Cost $996,774)		996,774

TOTAL INVESTMENTS - 99.5% (Cost $27,837,628)		24,681,741

OTHER ASSETS & LIABILITIES, NET - 0.5%		119,370

NET ASSETS - 100.0%		$24,801,111

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS ESG CORE BOND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$13,733,217	$—	$13,733,217	$—
	Mortgage-Backed Securities	811,213	—	811,213	—
	Asset-Backed Securities	4,427,449	—	4,427,449	—
	U.S. Treasury Obligations	4,713,088	—	4,713,088	—
	Short-Term Investment	996,774	996,774	—	—

	Total	$24,681,741	$996,774	$23,684,967	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.8%

Consumer, Cyclical - 0.2%

Beazer Homes USA Inc*	120,441	$1,453,723
Cedar Fair LP *	40,059	1,758,991

		3,212,714

Financial - 0.3%

JPMorgan Chase & Co	17,264	1,944,099
The Goldman Sachs Group Inc	7,170	2,129,633

		4,073,732

Industrial - 0.3%

GFL Environmental Inc (Canada)	68,354	1,763,533
TNT Crane & Rigging Inc	4,054	68,243
Xylem Inc	34,046	2,661,717

		4,493,493

Total Common Stocks (Cost $15,694,119)		11,779,939

EXCHANGE-TRADED FUND - 0.5%

iShares iBoxx High Yield Corporate Bond	89,188	6,565,129

Total Exchange-Traded Fund (Cost $6,931,263)		6,565,129

	Principal Amount
CORPORATE BONDS & NOTES - 73.2%

Basic Materials - 1.7%

Anglo American Capital PLC (South Africa) 2.625% due 09/10/30 ~	$4,450,000	3,666,402
2.875% due 03/17/31 ~	3,000,000	2,499,466
3.875% due 03/16/29 ~	750,000	690,490
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	710,000	731,187
Novelis Corp 3.250% due 11/15/26 ~	500,000	423,437
3.875% due 08/15/31 ~	7,679,000	5,927,036
SPCM SA (France) 3.125% due 03/15/27 ~	400,000	337,468
3.375% due 03/15/30 ~	5,000,000	3,921,275
TMS International Corp 6.250% due 04/15/29 ~	7,126,000	5,188,558

		23,385,319

Communications - 7.4%

AT&T Inc 2.250% due 02/01/32	2,475,000	2,024,416
2.300% due 06/01/27	4,000,000	3,654,231
4.350% due 03/01/29	5,500,000	5,419,081
Avaya Inc 6.125% due 09/15/28 ~	3,275,000	2,145,944
Booking Holdings Inc 4.625% due 04/13/30	2,950,000	2,936,490
CCO Holdings LLC 4.250% due 02/01/31 ~	750,000	613,331
4.250% due 01/15/34 ~	8,375,000	6,498,791

	Principal Amount	Value
Charter Communications Operating LLC	$1,950,000	$1,563,696
2.800% due 04/01/31
3.750% due 02/15/28	1,500,000	1,386,628
4.200% due 03/15/28	5,750,000	5,378,028
5.050% due 03/30/29	1,500,000	1,445,393
CSC Holdings LLC 3.375% due 02/15/31 ~	1,500,000	1,113,233
4.625% due 12/01/30 ~	1,400,000	940,485
5.750% due 01/15/30 ~	200,000	146,046
6.500% due 02/01/29 ~	2,725,000	2,466,452
Frontier Communications Holdings LLC 5.000% due 05/01/28 ~	4,250,000	3,622,105
LogMeIn Inc 5.500% due 09/01/27 ~	4,600,000	3,213,745
Rogers Communications Inc (Canada) 3.800% due 03/15/32 ~	8,000,000	7,324,939
Sirius XM Radio Inc 3.875% due 09/01/31 ~	6,275,000	5,008,611
Sprint Capital Corp 8.750% due 03/15/32	3,000,000	3,620,220
T-Mobile USA Inc 2.400% due 03/15/29 ~	2,000,000	1,730,263
2.625% due 02/15/29	175,000	147,784
2.875% due 02/15/31	75,000	62,408
3.375% due 04/15/29	1,125,000	987,643
3.375% due 04/15/29 ~	925,000	812,062
3.500% due 04/15/31	375,000	324,549
3.500% due 04/15/31 ~	750,000	649,099
3.750% due 04/15/27	7,000,000	6,746,125
3.875% due 04/15/30	6,000,000	5,605,166
4.375% due 04/15/40	1,900,000	1,699,480
Uber Technologies Inc 4.500% due 08/15/29 ~	11,525,000	9,500,922
Verizon Communications Inc 1.750% due 01/20/31	3,000,000	2,412,476
2.550% due 03/21/31	11,500,000	9,842,352

		101,042,194

Consumer, Cyclical - 11.0%

American Airlines Inc 5.750% due 04/20/29 ~	5,125,000	4,392,996
American Airlines Pass-Through Trust ‘A’	1,738,567	1,451,677
3.500% due 08/15/33
4.100% due 07/15/29	1,107,169	963,594
American Airlines Pass-Through Trust ‘AA’ 3.150% due 08/15/33	2,630,140	2,332,615
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	759,490	725,053
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.300% due 06/15/34 ~	2,519,599	2,251,679
CDI Escrow Issuer Inc 5.750% due 04/01/30 ~	7,650,000	6,977,642
Cedar Fair LP 5.250% due 07/15/29	5,500,000	4,858,116
Dornoch Debt Merger Sub Inc 6.625% due 10/15/29 ~	3,070,000	2,271,032
Ferguson Finance PLC 4.650% due 04/20/32 ~	7,000,000	6,608,991

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Fertitta Entertainment LLC 4.625% due 01/15/29 ~	$4,975,000	$4,255,292
6.750% due 01/15/30 ~	5,000,000	3,851,900
Ford Motor Credit Co LLC 2.900% due 02/10/29	7,500,000	5,893,462
3.375% due 11/13/25	400,000	361,448
4.000% due 11/13/30	400,000	324,908
4.125% due 08/17/27	3,500,000	3,091,848
4.950% due 05/28/27	1,600,000	1,489,664
Foundation Building Materials Inc 6.000% due 03/01/29 ~	4,855,000	3,563,813
General Motors Co 4.200% due 10/01/27	6,500,000	6,172,888
6.125% due 10/01/25	1,950,000	2,018,754
General Motors Financial Co Inc 4.350% due 01/17/27	5,000,000	4,800,643
5.100% due 01/17/24	1,000,000	1,010,706
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/31 ~	2,775,000	2,122,424
5.000% due 06/01/29 ~	1,875,000	1,521,722
Hyatt Hotels Corp 6.000% due 04/23/30	5,450,000	5,497,055
Hyundai Capital America 1.650% due 09/17/26 ~	5,000,000	4,412,971
Kohl’s Corp 3.375% due 05/01/31	7,950,000	6,903,707
LBM Acquisition LLC 6.250% due 01/15/29 ~	4,000,000	2,581,357
Lowe’s Cos Inc 4.250% due 04/01/52	5,000,000	4,341,237
Magallanes Inc 4.054% due 03/15/29 ~	6,000,000	5,500,191
4.279% due 03/15/32 ~	2,000,000	1,789,400
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	7,375,000	5,065,224
Marriott International Inc 2.850% due 04/15/31	4,000,000	3,321,251
Midwest Gaming Borrower LLC 4.875% due 05/01/29 ~	4,625,000	3,776,937
New Red Finance Inc (Canada) 3.875% due 01/15/28 ~	5,000,000	4,350,200
4.000% due 10/15/30 ~	6,000,000	4,834,410
PetSmart Inc 4.750% due 02/15/28 ~	250,000	217,030
7.750% due 02/15/29 ~	6,150,000	5,551,943
SRS Distribution Inc 4.625% due 07/01/28 ~	2,750,000	2,410,622
6.125% due 07/01/29 ~	1,875,000	1,482,010
STL Holding Co LLC 7.500% due 02/15/26 ~	3,400,000	2,966,500
The Michaels Cos Inc 7.875% due 05/01/29 ~	5,900,000	3,905,859
United Airlines Pass-Through Trust ‘AA’ 4.150% due 02/25/33	2,388,996	2,251,201
Viking Cruises Ltd 6.250% due 05/15/25 ~	3,200,000	2,700,384
7.000% due 02/15/29 ~	2,625,000	1,970,483

	Principal Amount	Value
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	$175,000	$138,211

		149,281,050

Consumer, Non-Cyclical - 10.4%

Ahern Rentals Inc 7.375% due 05/15/23 ~	6,600,000	5,115,000
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	7,950,000	6,749,987
AmerisourceBergen Corp 2.700% due 03/15/31	8,000,000	6,862,289
Anheuser-Busch InBev Worldwide Inc (Belgium) 4.750% due 01/23/29	9,325,000	9,496,255
APi Escrow Corp 4.750% due 10/15/29 ~	5,925,000	4,792,673
Avantor Funding Inc 3.875% due 11/01/29 ~	450,000	394,234
4.625% due 07/15/28 ~	3,375,000	3,102,739
Bausch Health Americas Inc 8.500% due 01/31/27 ~	450,000	316,643
9.250% due 04/01/26 ~	1,500,000	1,076,633
Bausch Health Cos Inc 4.875% due 06/01/28 ~	1,500,000	1,176,930
5.000% due 01/30/28 ~	800,000	428,248
5.000% due 02/15/29 ~	400,000	209,234
5.250% due 02/15/31 ~	200,000	102,940
6.125% due 02/01/27 ~	2,375,000	2,023,013
Central Garden & Pet Co 4.125% due 04/30/31 ~	4,625,000	3,720,051
Cigna Corp 2.375% due 03/15/31	4,100,000	3,464,780
Community Health Systems Inc 4.750% due 02/15/31 ~	765,000	562,178
5.250% due 05/15/30 ~	500,000	380,860
5.625% due 03/15/27 ~	325,000	275,956
6.125% due 04/01/30 ~	4,000,000	2,450,160
6.875% due 04/15/29 ~	75,000	48,593
CoreLogic Inc 4.500% due 05/01/28 ~	4,225,000	3,260,052
CSL Finance PLC (Australia) 4.250% due 04/27/32 ~	2,000,000	1,957,800
4.625% due 04/27/42 ~	2,000,000	1,921,294
Global Payments Inc 2.150% due 01/15/27	8,000,000	7,107,214
GSK Consumer Healthcare Capital US LLC 3.375% due 03/24/29 ~	8,000,000	7,491,578
HCA Inc 3.625% due 03/15/32 ~	7,000,000	5,913,248
JBS USA LUX SA 5.125% due 02/01/28 ~	700,000	684,876
5.750% due 04/01/33 ~	3,000,000	2,864,370
Keurig Dr Pepper Inc 4.050% due 04/15/32	3,000,000	2,810,633
Kraft Heinz Foods Co 5.200% due 07/15/45	6,975,000	6,469,949
Lamb Weston Holdings Inc 4.125% due 01/31/30 ~	1,275,000	1,106,961
4.375% due 01/31/32 ~	5,250,000	4,577,449

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Medline Borrower LP 3.875% due 04/01/29 ~	$1,875,000	$1,603,350
MPH Acquisition Holdings LLC 5.500% due 09/01/28 ~	900,000	803,542
5.750% due 11/01/28 ~	5,200,000	4,319,666
Option Care Health Inc 4.375% due 10/31/29 ~	6,000,000	5,153,970
Performance Food Group Inc 4.250% due 08/01/29 ~	4,875,000	4,080,278
Sysco Corp 2.400% due 02/15/30	4,000,000	3,415,846
2.450% due 12/14/31	3,000,000	2,494,443
Tenet Healthcare Corp 4.250% due 06/01/29 ~	3,125,000	2,641,187
4.375% due 01/15/30 ~	1,825,000	1,547,627
6.125% due 10/01/28 ~	2,675,000	2,297,477
6.125% due 06/15/30 ~	425,000	393,363
The Hertz Corp 5.000% due 12/01/29 ~	5,900,000	4,558,960
US Foods Inc 4.625% due 06/01/30 ~	5,800,000	4,897,324
Viatris Inc 2.700% due 06/22/30	4,450,000	3,575,396

		140,697,249

Energy - 7.9%

Antero Midstream Partners LP 5.375% due 06/15/29 ~	7,400,000	6,641,130
Antero Resources Corp 7.625% due 02/01/29 ~	1,126,000	1,147,349
Archrock Partners LP 6.250% due 04/01/28 ~	2,025,000	1,795,892
6.875% due 04/01/27 ~	1,325,000	1,209,898
Callon Petroleum Co 7.500% due 06/15/30 ~	1,350,000	1,244,268
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/27	7,625,000	7,659,528
Cheniere Energy Partners LP 3.250% due 01/31/32 ~	6,925,000	5,468,707
Chesapeake Energy Corp 6.750% due 04/15/29 ~	2,975,000	2,885,750
Comstock Resources Inc 5.875% due 01/15/30 ~	5,000,000	4,313,675
CQP Holdco LP 5.500% due 06/15/31 ~	5,225,000	4,464,867
Energy Transfer Operating LP 2.900% due 05/15/25	1,000,000	951,501
3.750% due 05/15/30	3,000,000	2,706,630
4.000% due 10/01/27	1,200,000	1,136,810
4.050% due 03/15/25	1,200,000	1,183,104
4.750% due 01/15/26	4,200,000	4,189,575
5.500% due 06/01/27	1,500,000	1,523,839
5.800% due 06/15/38	3,000,000	2,819,257
EQM Midstream Partners LP 4.750% due 01/15/31 ~	11,100,000	8,884,051
5.500% due 07/15/28	1,250,000	1,081,570
6.000% due 07/01/25 ~	184,000	176,744
6.500% due 07/01/27 ~	1,750,000	1,630,266
7.500% due 06/01/27 ~	50,000	48,329
7.500% due 06/01/30 ~	50,000	48,113

	Principal Amount	Value
Genesis Energy LP 7.750% due 02/01/28	$2,750,000	$2,382,738
8.000% due 01/15/27	750,000	665,850
ITT Holdings LLC 6.500% due 08/01/29 ~	3,500,000	2,809,782
MPLX LP 2.650% due 08/15/30	2,225,000	1,859,461
4.800% due 02/15/29	1,350,000	1,329,042
4.950% due 03/14/52	1,150,000	996,427
6.875% due 02/15/23	450,000	429,606
New Fortress Energy Inc 6.500% due 09/30/26 ~	3,875,000	3,516,937
Occidental Petroleum Corp 6.125% due 01/01/31	325,000	330,076
6.625% due 09/01/30	5,200,000	5,365,464
8.875% due 07/15/30	1,500,000	1,724,981
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	2,725,000	2,782,545
Tallgrass Energy Partners LP 6.000% due 12/31/30 ~	3,100,000	2,577,123
6.000% due 09/01/31 ~	2,275,000	1,880,310
Targa Resources Partners LP 4.000% due 01/15/32	1,850,000	1,586,597
5.000% due 01/15/28	650,000	619,781
5.500% due 03/01/30	4,000,000	3,824,020
6.500% due 07/15/27	500,000	513,013
Venture Global Calcasieu Pass LLC 3.875% due 08/15/29 ~	900,000	789,705
3.875% due 11/01/33 ~	6,560,000	5,431,516
4.125% due 08/15/31 ~	2,900,000	2,486,735

		107,112,562

Financial - 18.7%

AerCap Ireland Capital DAC (Ireland) 2.450% due 10/29/26	3,250,000	2,832,244
4.450% due 10/01/25	2,000,000	1,935,084
4.625% due 10/15/27	1,000,000	942,327
Air Lease Corp 1.875% due 08/15/26	750,000	649,345
3.125% due 12/01/30	3,500,000	2,864,331
3.750% due 06/01/26	1,500,000	1,413,868
4.650% due 06/15/26	2,750,000	2,290,447
Athene Holding Ltd 3.500% due 01/15/31	1,000,000	847,658
6.150% due 04/03/30	4,925,000	4,920,858
Avolon Holdings Funding Ltd (Ireland) 2.125% due 02/21/26 ~	3,950,000	3,419,660
2.750% due 02/21/28 ~	5,000,000	4,082,344
3.250% due 02/15/27 ~	3,200,000	2,788,694
3.950% due 07/01/24 ~	3,000,000	2,874,546
Bank of America Corp 1.922% due 10/24/31	1,000,000	799,699
2.087% due 06/14/29	7,300,000	6,258,237
2.482% due 09/21/36	4,250,000	3,300,956
2.592% due 04/29/31	7,500,000	6,367,513
2.651% due 03/11/32	5,000,000	4,206,820
2.687% due 04/22/32	1,450,000	1,218,593
2.972% due 02/04/33	6,000,000	5,117,042
6.125% due 04/27/27	5,000,000	4,834,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
BOC Aviation Ltd (Singapore) 3.500% due 09/18/27 ~	$4,700,000	$4,512,035
Citigroup Inc 1.462% due 06/09/27	5,000,000	4,429,217
2.520% due 11/03/32	2,000,000	1,624,787
2.561% due 05/01/32	450,000	370,964
2.666% due 01/29/31	1,000,000	849,986
3.668% due 07/24/28	4,000,000	3,779,622
3.980% due 03/20/30	3,000,000	2,808,352
4.075% due 04/23/29	3,000,000	2,854,430
4.450% due 09/29/27	4,500,000	4,410,893
Corebridge Financial Inc 3.850% due 04/05/29 ~	5,000,000	4,625,241
GLP Capital LP REIT 4.000% due 01/15/31	2,925,000	2,527,342
5.300% due 01/15/29	9,000,000	8,616,833
Host Hotels & Resorts LP REIT 2.900% due 12/15/31	1,750,000	1,391,455
3.375% due 12/15/29	6,800,000	5,762,564
3.500% due 09/15/30	1,500,000	1,282,927
HSBC Holdings PLC (United Kingdom) 2.206% due 08/17/29	4,500,000	3,784,077
4.700% due 03/09/31	3,000,000	2,263,525
Invitation Homes Operating Partnership LP REIT 2.700% due 01/15/34	9,000,000	6,937,801
Iron Mountain Inc REIT 4.500% due 02/15/31 ~	275,000	225,500
4.875% due 09/15/29 ~	4,175,000	3,560,440
5.000% due 07/15/28 ~	3,500,000	3,106,414
5.250% due 03/15/28 ~	575,000	517,296
5.250% due 07/15/30 ~	1,000,000	871,300
Iron Mountain Information Management Services Inc REIT 5.000% due 07/15/32 ~	900,000	728,183
JPMorgan Chase & Co 1.578% due 04/22/27	5,000,000	4,457,809
2.069% due 06/01/29	6,000,000	5,165,568
2.522% due 04/22/31	1,950,000	1,662,586
2.580% due 04/22/32	550,000	463,249
2.947% due 02/24/28	2,300,000	2,132,743
2.963% due 01/25/33	6,950,000	5,970,986
4.005% due 04/23/29	2,000,000	1,919,103
4.125% due 12/15/26	5,725,000	5,677,913
Liberty Mutual Group Inc 4.300% due 02/01/61 ~	3,950,000	2,680,137
Morgan Stanley 1.512% due 07/20/27	5,000,000	4,394,126
2.484% due 09/16/36	550,000	423,488
2.943% due 01/21/33	5,000,000	4,290,448
3.591% due 07/22/28	11,000,000	10,422,898
5.000% due 11/24/25	3,150,000	3,205,643
5.297% due 04/20/37	550,000	533,204
OneMain Finance Corp 3.875% due 09/15/28	3,175,000	2,433,399
4.000% due 09/15/30	800,000	594,088
5.375% due 11/15/29	4,775,000	3,878,422
7.125% due 03/15/26	3,425,000	3,173,502
The Charles Schwab Corp 5.000% due 06/01/27	5,000,000	4,494,647

	Principal Amount	Value
The Goldman Sachs Group Inc 1.542% due 09/10/27	$7,000,000	$6,149,597
1.948% due 10/21/27	5,000,000	4,428,502
2.383% due 07/21/32	450,000	364,335
2.600% due 02/07/30	4,000,000	3,415,318
2.615% due 04/22/32	5,050,000	4,197,882
3.102% due 02/24/33	4,000,000	3,420,184
3.800% due 03/15/30	3,000,000	2,784,731
The PNC Financial Services Group Inc 4.626% due 06/06/33	6,900,000	6,672,965
VICI Properties LP REIT 4.625% due 12/01/29 ~	3,000,000	2,687,565
4.750% due 02/15/28	450,000	430,340
5.125% due 05/15/32	3,000,000	2,833,260
Wells Fargo & Co 2.393% due 06/02/28	4,500,000	4,033,474
3.196% due 06/17/27	5,000,000	4,742,204
3.526% due 03/24/28	1,450,000	1,374,659
3.908% due 04/25/26	1,900,000	1,871,015

		253,185,815

Industrial - 12.5%

ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	3,768,194	2,801,200
Ardagh Metal Packaging Finance USA LLC 6.000% due 06/15/27 ~	600,000	594,903
Ardagh Packaging Finance PLC (Ireland) 5.250% due 08/15/27 ~	1,629,000	1,165,981
BWX Technologies Inc 4.125% due 04/15/29 ~	4,850,000	4,264,096
Carrier Global Corp 2.722% due 02/15/30	4,450,000	3,846,689
Clydesdale Acquisition Holdings Inc 6.625% due 04/15/29 ~	3,150,000	2,964,355
8.750% due 04/15/30 ~	2,150,000	1,860,373
First Student Bidco Inc 4.000% due 07/31/29 ~	7,475,000	5,992,216
Flowserve Corp 2.800% due 01/15/32	3,550,000	2,800,403
3.500% due 10/01/30	7,050,000	6,062,577
GFL Environmental Inc (Canada) 3.500% due 09/01/28 ~	1,025,000	880,480
4.000% due 08/01/28 ~	875,000	723,249
4.375% due 08/15/29 ~	1,950,000	1,572,470
4.750% due 06/15/29 ~	2,375,000	1,968,994
Granite US Holdings Corp 11.000% due 10/01/27 ~	4,975,000	4,683,092
Hillenbrand Inc 3.750% due 03/01/31	6,375,000	5,160,467
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	2,050,000	1,998,535
Jabil Inc 4.250% due 05/15/27	1,150,000	1,116,978
LABL Inc 5.875% due 11/01/28 ~	4,475,000	3,621,626
6.750% due 07/15/26 ~	2,500,000	2,254,712
8.250% due 11/01/29 ~	1,975,000	1,494,828

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Madison IAQ LLC 4.125% due 06/30/28 ~	$1,875,000	$1,551,437
5.875% due 06/30/29 ~	7,625,000	5,862,672
Masco Corp 7.750% due 08/01/29	4,110,000	4,651,088
Mauser Packaging Solutions Holding Co 5.500% due 04/15/24 ~	4,375,000	4,186,875
7.250% due 04/15/25 ~	5,700,000	4,984,507
nVent Finance Sarl (United Kingdom) 2.750% due 11/15/31	3,600,000	2,930,266
OT Merger Corp 7.875% due 10/15/29 ~	5,500,000	3,168,159
Parker-Hannifin Corp 4.500% due 09/15/29	1,450,000	1,444,011
Penske Truck Leasing Co LP 3.350% due 11/01/29 ~	3,675,000	3,347,232
SPX FLOW Inc 8.750% due 04/01/30 ~	6,600,000	5,536,113
Standard Industries Inc 3.375% due 01/15/31 ~	3,000,000	2,218,659
4.375% due 07/15/30 ~	7,500,000	5,929,387
4.750% due 01/15/28 ~	4,443,000	3,811,028
TD SYNNEX Corp 2.650% due 08/09/31 ~	5,000,000	4,044,872
Teledyne Technologies Inc 2.250% due 04/01/28	3,500,000	3,039,834
2.750% due 04/01/31	3,500,000	2,929,515
Textron Inc 3.000% due 06/01/30	3,700,000	3,222,050
The Boeing Co 5.040% due 05/01/27	12,200,000	12,060,736
The Weir Group PLC (United Kingdom) 2.200% due 05/13/26 ~	6,800,000	5,987,096
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	3,395,000	3,125,369
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	5,000,000	4,466,500
TransDigm Inc 4.625% due 01/15/29	675,000	544,958
4.875% due 05/01/29	4,475,000	3,650,571
5.500% due 11/15/27	675,000	574,891
TriMas Corp 4.125% due 04/15/29 ~	4,225,000	3,614,847
Vertiv Group Corp 4.125% due 11/15/28 ~	8,475,000	6,894,073
Vontier Corp 2.950% due 04/01/31	4,500,000	3,536,190
WRKCo Inc 3.900% due 06/01/28	5,175,000	4,993,506

		170,134,666

Technology - 2.9%

Broadcom Inc 3.137% due 11/15/35 ~	2,700,000	2,054,072
3.187% due 11/15/36 ~	203,000	154,601
3.469% due 04/15/34 ~	2,000,000	1,630,393
4.150% due 11/15/30	1,589,000	1,457,506
4.926% due 05/15/37 ~	2,153,000	1,933,274
Entegris Escrow Corp 4.750% due 04/15/29 ~	5,375,000	5,015,161

	Principal Amount	Value

5.950% due 06/15/30 ~	$2,000,000	$1,907,080
Kyndryl Holdings Inc 2.700% due 10/15/28 ~	3,000,000	2,392,193
Open Text Corp (Canada) 3.875% due 12/01/29 ~	1,350,000	1,138,050
Open Text Holdings Inc (Canada) 4.125% due 12/01/31 ~	3,200,000	2,644,713
Oracle Corp 2.300% due 03/25/28	4,000,000	3,445,360
Rackspace Technology Global Inc 3.500% due 02/15/28 ~	2,700,000	2,119,500
Take-Two Interactive Software Inc 3.700% due 04/14/27	2,000,000	1,943,207
4.000% due 04/14/32	5,000,000	4,699,373
Twilio Inc 3.625% due 03/15/29	750,000	631,961
3.875% due 03/15/31	7,750,000	6,391,774

		39,558,218

Utilities - 0.7%

IPALCO Enterprises Inc 4.250% due 05/01/30	4,000,000	3,719,518
Vistra Operations Co LLC 4.300% due 07/15/29 ~	6,000,000	5,439,470

		9,158,988

Total Corporate Bonds & Notes (Cost $1,151,348,204)		993,556,061

SENIOR LOAN NOTES - 20.1%

Communications - 0.4%

Clear Channel Outdoor Holdings Inc Term B 4.739% (USD LIBOR + 3.500%) due 08/21/26 §	6,580,341	5,665,266

Consumer, Cyclical - 2.5%

ClubCorp Holdings Inc Term B 5.000% (USD LIBOR + 2.750%) due 09/18/24 §	4,306,415	3,976,707
Fertitta Entertainment LLC Term B 5.525% (SOFR + 4.000%) due 01/27/29 §	2,967,100	2,739,268
Great Outdoors Group LLC Term B-2 5.416% (USD LIBOR + 3.750%) due 03/05/28 §	3,201,433	2,935,980
LBM Acquisition LLC Term B 5.416% (USD LIBOR + 3.750%) due 12/18/27 §	6,428,917	5,305,193
MIC Glen LLC (2nd Lien) 8.416% (USD LIBOR + 6.750%) due 07/21/29 §	1,750,000	1,673,438
SRS Distribution Inc Term B 4.019% (USD LIBOR + 3.500%) due 06/04/28 §	12,406,250	11,413,750
Tacala Investment Corp Term B (2nd Lien) 5.166% (USD LIBOR + 3.500%) due 02/05/27 §	3,839,672	3,594,893

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
(2nd Lien) 9.166% (USD LIBOR + 7.500%) due 02/05/28 §	$1,500,000	$1,402,500

		33,041,729

Consumer, Non-Cyclical - 5.6%

Allied Universal Holdco LLC Term B 5.416% (USD LIBOR + 3.750%) due 05/14/28 §	9,925,000	9,139,268
CoreLogic Inc Term B 5.188% (USD LIBOR + 3.500%) due 06/02/28 §	10,917,500	9,072,442
Heartland Dental LLC Term B 5.642% (USD LIBOR + 4.000%) due 04/30/25 §	8,662,500	8,142,750
Mavis Tire Express Services Topco Corp 5.625% (SOFR + 4.000%) due 05/04/28 §	7,922,843	7,407,859
Medline Borrower LP Term B 4.916% (USD LIBOR + 3.250%) due 10/21/28 §	4,239,375	3,939,592
Pathway Vet Alliance LLC Term B 6.000% (USD LIBOR + 3.750%) due 03/31/27 §	8,874,527	8,264,403
PetVet Care Centers LLC 4.416% (USD LIBOR + 2.750%) due 02/14/25 §	2,923,676	2,736,073
(2nd Lien) 7.916% (USD LIBOR + 6.250%) due 02/15/26 §	2,000,000	1,957,500
Term B 4.916% (USD LIBOR + 3.250%) due 02/14/25 §	2,946,429	2,757,365
Term B-3 5.166% (USD LIBOR + 3.500%) due 02/15/25 §	3,969,388	3,754,378
Spin Holdco Inc Term B 5.611% (USD LIBOR + 4.000%) due 03/04/28 §	5,925,000	5,475,689
Sunshine Luxembourg VII SARL Term B (Luxembourg) 6.000% (USD LIBOR + 3.750%) due 10/02/26 §	8,613,431	7,999,724
WCG Purchaser Corp Term B 5.006% (USD LIBOR + 4.000%) due 01/08/27 §	5,954,545	5,664,261

		76,311,304

Energy - 1.1%

CQP Holdco LP Term B 6.000% (USD LIBOR + 3.750%) due 06/04/28 §	7,920,000	7,517,403
Traverse Midstream Partners LLC Term B 5.384% - 5.950% (SOFR + 4.250%) due 09/27/24 §	7,392,060	7,071,740

		14,589,143

	Principal Amount	Value
Financial - 1.4%

AssuredPartners Inc Term B 5.166% (USD LIBOR + 3.500%) due 02/13/27 §	$5,362,500	$5,027,344
Deerfield Dakota Holding LLC Term B 5.275% (SOFR + 3.750%) due 04/09/27 §	8,891,637	8,398,151
USI Inc Term B 5.250% (USD LIBOR + 3.000%) due 05/16/24 §	6,256,133	6,001,977

		19,427,472

Industrial - 4.5%

Brand Industrial Services Inc 5.250% - 6.500% (USD LIBOR + 4.250%) due 06/21/24 §	3,809,524	3,315,238
Dynasty Acquisition Co Inc 5.166% (USD LIBOR + 3.500%) due 04/08/26 §	3,717,317	3,441,615
Engineered Machinery Holdings Inc 6.000% (USD LIBOR + 3.750%) due 05/21/28 §	3,796,610	3,571,976
Filtration Group Corp Term B 4.666% (USD LIBOR + 3.000%) due 03/29/25 §	5,888,036	5,590,690
LABL Inc Term B 6.666% (USD LIBOR + 5.000%) due 10/29/28 §	9,701,250	8,937,277
Madison IAQ LLC 4.524% (USD LIBOR + 3.250%) due 06/21/28 §	7,920,000	7,240,860
Mauser Packaging Solutions Holding Co Term B 4.312% (USD LIBOR + 3.250%) due 04/03/24 §	8,026,136	7,572,660
Pregis TopCo LLC 5.666% (USD LIBOR + 4.000%) due 08/01/26 §	3,473,750	3,291,378
Term B 5.666% (USD LIBOR + 4.000%) due 08/01/26 §	5,415,458	5,117,607
Pro Mach Group Inc due 08/31/28 f	213,687	201,489
Term B 5.666% (USD LIBOR + 4.000%) due 08/31/28 §	4,265,070	4,021,607
Proampac PG Borrower LLC Term B 4.712% - 5.256% (USD LIBOR + 3.750%) due 11/03/25 §	7,653,416	7,112,893
Standard Aero Ltd 5.166% (USD LIBOR + 3.500%) due 04/08/26 §	1,998,558	1,850,331

		61,265,621

Technology - 4.3%

Applied Systems Inc Term B 5.250% (USD LIBOR + 3.000%) due 09/19/24 §	14,190,215	13,663,999

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Epicor Software Corp Term C 4.916% (USD LIBOR + 3.250%) due 07/31/27 §	$5,939,547	$5,602,661
Finastra USA Inc Term B 4.739% (USD LIBOR + 3.500%) due 06/13/24 §	4,918,349	4,440,345
Peraton Corp Term B 5.416% (USD LIBOR + 3.750%) due 02/01/28 §	7,756,900	7,306,030
Polaris Newco LLC Term B 5.666% (USD LIBOR + 4.000%) due 06/04/28 §	7,940,000	7,355,664
Rackspace Technology Global Inc Term B 4.160% (USD LIBOR + 2.750%) due 02/09/28 §	4,950,000	4,536,675
RealPage Inc Term B 4.666% (USD LIBOR + 3.000%) due 04/22/28 §	6,947,500	6,429,911
UKG Inc 4.121% (USD LIBOR + 3.250%) due 05/03/26 §	8,890,337	8,379,143
(2nd Lien) 6.212% (USD LIBOR + 5.250%) due 05/03/27 §	750,000	696,563

		58,410,991

Utilities - 0.3%

PG&E Corp Term B 4.688% (USD LIBOR + 3.000%) due 06/23/25 §	4,165,000	3,939,394

Total Senior Loan Notes (Cost $293,439,707)		272,650,920

ASSET-BACKED SECURITIES - 3.6%

Dryden 55 CLO Ltd (Cayman) 2.944% (USD LIBOR + 1.900%) due 04/15/31 ~ §	250,000	236,930
Dryden 58 CLO Ltd (Cayman) 2.544% (USD LIBOR + 1.500%) due 07/17/31 ~ §	1,500,000	1,435,309
2.844% (USD LIBOR + 1.800%) due 07/17/31 ~ §	1,500,000	1,407,368
Dryden 61 CLO Ltd (Cayman) 2.444% (USD LIBOR + 1.400%) due 01/17/32 ~ §	1,500,000	1,416,004
2.794% (USD LIBOR + 1.750%) due 01/17/32 ~ §	1,500,000	1,403,953
Dryden 64 CLO Ltd (Cayman) 2.444% (USD LIBOR + 1.400%) due 04/18/31 ~ §	2,600,000	2,483,503
Flatiron RR CLO 22 LLC 2.644% (USD LIBOR + 1.600%) due 10/15/34 ~ §	7,000,000	6,579,759
Madison Park Funding Ltd (Cayman) 2.644% (USD LIBOR + 1.600%) due 07/15/30 ~ §	2,000,000	1,922,063
2.794% (USD LIBOR + 1.750%) due 10/18/30 ~ §	2,650,000	2,555,925

	Principal Amount	Value
2.894% (USD LIBOR + 1.850%) due 07/15/30 ~ §	$1,000,000	$944,216
Magnetite Xxx Ltd (Cayman) 2.784% (USD LIBOR + 1.600%) due 10/25/34 ~ §	6,550,000	6,155,877
Neuberger Berman Loan Advisers CLO 38 Ltd (Cayman) 2.713% (USD LIBOR + 1.650%) due 10/20/35 ~ §	5,000,000	4,686,022
Palmer Square Loan Funding Ltd (Cayman) 2.828% (USD LIBOR + 1.350%) due 02/20/28 ~ §	2,000,000	1,942,732
3.378% (USD LIBOR + 1.900%) due 02/20/28 ~ §	1,000,000	974,723
4.434% (USD LIBOR + 3.250%) due 10/24/27 ~ §	2,250,000	2,205,021
Rad CLO 12 Ltd (Cayman) 2.936% (USD LIBOR + 1.650%) due 10/30/34 ~ §	4,000,000	3,746,494
Sandstone Peak Ltd (Cayman) 2.844% (USD LIBOR + 1.800%) due 10/15/34 ~ §	9,000,000	8,528,889

Total Asset-Backed Securities (Cost $51,300,000)		48,624,788

	Shares
SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	16,569,153	16,569,153

Total Short-Term Investment (Cost $16,569,153)		16,569,153

TOTAL INVESTMENTS - 99.4% (Cost $1,535,282,446)		1,349,745,990

OTHER ASSETS & LIABILITIES, NET - 0.6%		8,043,009

NET ASSETS - 100.0%		$1,357,788,999

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer, Cyclical	$3,212,714	$3,212,714	$—	$—
	Financial	4,073,732	4,073,732	—	—
	Industrial	4,493,493	4,425,250	68,243	—

	Total Common Stocks	11,779,939	11,711,696	68,243	—

	Exchange-Traded Fund	6,565,129	6,565,129	—	—
	Corporate Bonds & Notes	993,556,061	—	993,556,061	—
	Senior Loan Notes	272,650,920	—	272,650,920	—
	Asset-Backed Securities	48,624,788	—	48,624,788	—
	Short-Term Investment	16,569,153	16,569,153	—	—

	Total	$1,349,745,990	$34,845,978	$1,314,900,012	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 2.1%

iShares iBoxx High Yield Corporate Bond	564,680	$41,566,095
SPDR Bloomberg Short Term High Yield Bond	1,988,150	47,954,178

Total Exchange-Traded Funds (Cost $100,975,716)		89,520,273

	Principal Amount
CORPORATE BONDS & NOTES - 7.4%

Communications - 1.8%

CSC Holdings LLC 6.500% due 02/01/29 ~	$13,500,000	12,219,120
Uber Technologies Inc 7.500% due 05/15/25 ~	13,000,000	12,907,506
7.500% due 09/15/27 ~	10,000,000	9,704,800
8.000% due 11/01/26 ~	40,470,000	40,380,764

		75,212,190

Consumer, Cyclical - 1.6%

American Airlines Inc 11.750% due 07/15/25 ~	16,000,000	16,613,120
Caesars Entertainment Inc 8.125% due 07/01/27 ~	7,125,000	6,899,316
Carnival Corp 9.875% due 08/01/27 ~	14,335,000	14,004,005
eG Global Finance PLC (United Kingdom) 6.750% due 02/07/25 ~	11,909,000	11,246,740
8.500% due 10/30/25 ~	2,000,000	1,940,310
Merlin Entertainments Ltd (United Kingdom) 5.750% due 06/15/26 ~	17,903,000	16,360,725

		67,064,216

Consumer, Non-Cyclical - 0.8%

Allied Universal Holdco LLC 4.625% due 06/01/28 ~	9,000,000	7,318,396
6.625% due 07/15/26 ~	22,952,000	21,105,971
CoreLogic Inc 4.500% due 05/01/28 ~	9,250,000	7,137,392

		35,561,759

Energy - 0.2%

Antero Midstream Partners LP 5.750% due 03/01/27 ~	10,000,000	9,316,800

Financial - 1.9%

Acrisure LLC 7.000% due 11/15/25 ~	22,071,000	19,912,180
AssuredPartners Inc 7.000% due 08/15/25 ~	43,566,000	40,979,281
HUB International Ltd 7.000% due 05/01/26 ~	19,170,000	18,064,945

		78,956,406

Industrial - 1.1%

Artera Services LLC 9.033% due 12/04/25 ~	5,000,000	4,042,250

	Principal Amount	Value
TransDigm Inc 6.250% due 03/15/26 ~	$32,323,000	$31,257,311
8.000% due 12/15/25 ~	12,572,000	12,737,888

		48,037,449

Total Corporate Bonds & Notes (Cost $343,899,428)		314,148,820

SENIOR LOAN NOTES - 87.1%

Basic Materials - 3.2%

ASP Unifrax Holdings Inc Term B 6.000% (USD LIBOR + 3.750%) due 12/14/25 ± §	6,265,710	5,576,481
Herens US Holdco Corp Term B 6.250% (USD LIBOR + 4.000%) due 07/02/28 §	36,193,371	32,519,744
Spa US HoldCo Inc Term B 4.756% (USD LIBOR + 3.750%) due 02/04/28 §	22,495,048	20,976,632
Vantage Specialty Chemicals Inc Term B 4.739% - 5.750% (USD LIBOR + 3.500%) due 10/28/24 § ∞	44,356,843	42,166,724
Vibrantz Technologies Inc Term B 5.287% (SOFR + 4.250%) due 04/21/29 §	42,150,000	36,911,345

		138,150,926

Communications - 5.2%

Arches Buyer Inc 4.916% (USD LIBOR + 3.250%) due 12/06/27 §	35,270,027	32,272,075
CNT Holdings I Corp Term B 4.690% (USD LIBOR + 3.500%) due 11/08/27 §	21,276,971	20,233,080
(2nd Lien) 7.940% (USD LIBOR + 6.750%) due 11/06/28 §	35,055,111	33,784,363
Hunter US Bidco Inc Term B 6.500% (USD LIBOR + 4.250%) due 08/19/28 ± §	23,537,344	22,419,320
MH Sub I LLC 5.416% (USD LIBOR + 3.750%) due 09/15/24 §	24,760,821	23,372,180
Pug LLC Term B 5.166% (USD LIBOR + 3.500%) due 02/13/27 §	38,176,823	34,931,793
5.916% (USD LIBOR + 4.250%) due 02/13/27 ± §	18,047,417	16,738,979
Xplornet Communications Inc (Canada)
(2nd Lien) 8.666% (USD LIBOR + 7.000%) due 10/01/29 ± §	10,500,000	9,502,500
Term B 5.666% (USD LIBOR + 4.000%) due 10/01/28 §	29,804,539	27,295,980

		220,550,270

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Consumer, Cyclical - 12.3%

BCPE Empire Holdings Inc 5.666% (USD LIBOR + 4.000%) due 06/11/26 §	$8,204,611	$7,804,636
5.666% (USD LIBOR + 4.000%) due 06/11/26 ± §	4,701,684	4,419,583
6.250% (SOFR + 4.625%) due 06/11/26 §	10,972,500	10,588,463
Burgess Point Purchaser Corp Term B due 06/30/29 ∞	10,000,000	9,000,000
Carnival Corp Term B 5.877% (USD LIBOR + 3.000%) due 06/30/25 §	25,340,416	23,655,279
6.127% (USD LIBOR + 3.250%) due 10/18/28 ± §	37,323,098	33,590,789
ClubCorp Holdings Inc Term B 5.000% (USD LIBOR + 2.750%) due 09/18/24 §	55,486,671	51,238,501
Fertitta Entertainment LLC Term B 5.525% (SOFR + 4.000%) due 01/27/29 §	49,552,145	45,747,234
First Brands Group LLC Term B 6.287% (SOFR + 5.000%) due 03/30/27 §	19,514,212	18,489,716
Great Outdoors Group LLC Term B-2 5.416% (USD LIBOR + 3.750%) due 03/05/28 § ∞	57,113,403	52,377,731
Hunter Douglas Inc Term B (Netherlands) 4.842% (SOFR + 3.500%) due 02/25/29 §	38,000,000	32,806,654
MIC Glen LLC (2nd Lien) 8.416% (USD LIBOR + 6.750%) due 07/21/29 §	4,750,000	4,542,187
PetSmart LLC Term B 4.500% (USD LIBOR + 3.750%) due 02/12/28 §	35,142,370	33,132,648
Playa Resorts Holding BV Term B 4.420% (USD LIBOR + 2.750%) due 04/27/24 § ∞	55,632,473	52,739,584
Radwell International LLC 7.904% (SOFR + 5.850%) due 04/04/29 ± § f	44,202,300	43,539,265
SRS Distribution Inc Term B 4.000% (SOFR + 3.600%) due 06/04/28 §	11,970,000	11,057,288
4.019% (USD LIBOR + 3.500%) due 06/04/28 §	38,333,884	35,267,173
Sunset Debt Merger Sub Inc Term B 5.595% (USD LIBOR + 4.000%) due 10/06/28 §	26,683,125	21,969,097
Tecta America Corp 5.916% (USD LIBOR + 4.250%) due 04/09/28 §	13,029,742	12,215,383
United Airlines Inc Term B 5.392% (USD LIBOR + 3.750%) due 04/21/28 § ∞	24,726,340	23,007,859

		527,189,070

	Principal Amount	Value
Consumer, Non-Cyclical - 22.3%

Air Methods Corp 5.750% (USD LIBOR + 3.500%) due 04/21/24 §	$10,422,963	$9,269,923
Allied Universal Holdco LLC Term B 5.416% (USD LIBOR + 3.750%) due 05/14/28 §	43,600,153	40,148,460
Bausch + Lomb Corp Term B 4.549% (SOFR + 3.250%) due 05/10/27 § ∞	38,750,000	36,077,877
Bausch Health Cos Inc Term B 6.549% (SOFR + 5.350%) due 02/01/27 § ∞	29,500,000	25,421,625
CoreLogic Inc
(2nd Lien) 8.188% (USD LIBOR + 6.500%) due 06/04/29 ± §	23,802,823	17,495,075
Term B 5.188% (USD LIBOR + 3.500%) due 06/02/28 §	28,627,643	23,789,571
Curium Bidco SARL Term B
(Luxembourg) 5.994% - 6.000% (USD LIBOR + 3.750%) due 07/11/26 §	4,081,287	3,864,469
6.250% (USD LIBOR + 4.000%) due 12/09/27 ± § ∞	17,894,801	17,044,798
Dermatology Intermediate Holdings III Inc 5.331% - 5.338% (SOFR + 4.250%) due 04/01/29 ± § f	21,000,000	19,635,000
Eyecare Partners LLC 6.000% (USD LIBOR + 3.750%) due 11/15/28 §	10,473,750	9,668,580
Flynn America LP Term B 6.188% (USD LIBOR + 4.500%) due 07/29/28 §	10,368,750	8,450,531
Gainwell Acquisition Corp Term B 6.250% (USD LIBOR + 4.000%) due 10/01/27 §	43,549,931	41,426,872
Garda World Security Corp Term B (Canada) 5.900% (USD LIBOR + 4.250%) due 10/30/26 §	13,555,981	12,607,062
Heartland Dental LLC 5.166% (USD LIBOR + 3.500%) due 04/30/25 § ∞	49,317,314	45,926,749
Term B 5.642% (USD LIBOR + 4.000%) due 04/30/25 § ∞	4,795,633	4,507,895
Mavis Tire Express Services Topco Corp 5.625% (SOFR + 4.000%) due 05/04/28 § ∞	63,764,994	59,620,269
Midwest Veterinary Partners LLC 5.666% (USD LIBOR + 4.000%) due 04/30/28 §	54,434,359	51,712,641
Packaging Coordinators Midco Inc 6.000% (USD LIBOR + 3.750%) due 11/30/27 §	50,292,916	47,602,245

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Pathway Vet Alliance LLC Term B 6.000% (USD LIBOR + 3.750%) due 03/31/27 § ∞	$72,631,641	$67,638,216
PECF USS Intermediate Holding III Corp Term B 5.916% (USD LIBOR + 4.250%) due 12/15/28 §	7,462,500	6,766,622
Pegasus Bidco BV Term B (Netherlands) due 05/05/29 ∞	13,500,000	12,836,245
PetVet Care Centers LLC
(2nd Lien) 7.916% (USD LIBOR + 6.250%) due 02/15/26 §	37,758,221	36,955,859
Term B-3 5.166% (USD LIBOR + 3.500%) due 02/15/25 § ∞	73,990,485	69,982,642
Precision Medicine Group LLC due 11/20/27 ± f	1,091,702	1,012,553
Term B 5.250% (USD LIBOR + 3.000%) due 11/20/27 ± §	20,214,950	18,749,366
Southern Veterinary Partners LLC 5.000% (USD LIBOR + 4.000%) due 10/05/27 §	52,904,197	50,435,317
Spin Holdco Inc Term B 5.611% (USD LIBOR + 4.000%) due 03/04/28 § ∞	45,394,788	41,952,365
Sunshine Luxembourg VII SARL Term B (Luxembourg) 6.000% (USD LIBOR + 3.750%) due 10/02/26 § ∞	81,399,527	75,599,811
Team Health Holdings Inc Term B 6.775% (SOFR + 5.250%) due 02/17/27 §	37,111,302	31,590,996
US Anesthesia Partners Inc Term B 5.312% (USD LIBOR + 4.250%) due 10/01/28 §	17,996,812	16,865,587
VetCor Professional Practices LLC 3.804% (USD LIBOR + 3.000%) due 07/02/25 §	18,310,664	17,242,548
WCG Purchaser Corp Term B 5.006% (USD LIBOR + 4.000%) due 01/08/27 §	30,928,466	29,420,703

		951,318,472

Energy - 2.6%

Brazos Delaware II LLC Term B 5.595% (USD LIBOR + 4.000%) due 05/29/25 §	8,872,353	8,568,475
Lucid Energy Group II Borrower LLC 5.874% (USD LIBOR + 4.250%) due 11/24/28 § ∞	56,691,447	56,114,385
Traverse Midstream Partners LLC Term B 5.384% - 5.950% (SOFR + 4.250%) due 09/27/24 §	48,195,429	46,106,976

		110,789,836

	Principal Amount	Value
Financial - 8.5%

Acrisure LLC
Term B-1 5.166% (USD LIBOR + 3.500%) due 02/15/27 §	$9,145,867	$8,419,914
Term B-3 5.916% (USD LIBOR + 4.250%) due 02/15/27 §	34,841,209	32,837,840
Alliant Holdings Intermediate LLC
Term B 4.916% (USD LIBOR + 3.250%) due 05/10/25 §	4,474,917	4,228,796
Term B-4 5.009% (USD LIBOR + 3.500%) due 11/12/27 §	15,162,115	14,138,672
Apex Group Treasury LLC Term B 5.325% (USD LIBOR + 3.750%) due 07/27/28 ± § ∞	8,500,000	8,298,125
6.000% (USD LIBOR + 3.750%) due 07/27/28 § ∞	30,550,468	29,022,945
AssuredPartners Inc 5.025% (SOFR + 3.500%) due 02/13/27 §	18,703,125	17,475,732
Term B 5.166% (USD LIBOR + 3.500%) due 02/13/27 §	21,777,012	20,423,828
Deerfield Dakota Holding LLC Term B 5.275% (SOFR + 3.750%) due 04/09/27 § ∞	28,864,139	27,262,179
8.416% (USD LIBOR + 6.750%) due 04/14/28 §	48,640,838	47,627,503
HUB International Ltd
Term B 4.214% (USD LIBOR + 3.000%) due 04/25/25 § ∞	9,501,347	8,999,885
Term B-3 4.348% (USD LIBOR + 3.250%) due 04/25/25 § ∞	80,728,407	76,669,544
OneDigital Borrower LLC Term B 5.875% (SOFR + 4.250%) due 11/16/27 §	63,727,935	60,382,219
USI Inc Term B 5.250% (USD LIBOR + 3.000%) due 05/16/24 §	9,245,788	8,870,178

		364,657,360

Industrial - 15.0%

Artera Services LLC 5.500% (USD LIBOR + 3.250%) due 03/06/25 §	4,301,399	3,424,541
5.750% (USD LIBOR + 3.500%) due 03/06/25 §	14,119,264	11,217,755
ASP LS Acquisition Corp 7.377% (USD LIBOR + 4.500%) due 05/07/28 §	36,600,493	33,077,696
Brand Industrial Services Inc 5.250% - 6.500% (USD LIBOR + 4.250%) due 06/21/24 §	8,184,321	7,122,406

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Brown Group Holding LLC Term B-2 due 06/09/29 ∞	$24,000,000	$23,160,000
Charter Next Generation Inc 5.416% (USD LIBOR + 3.750%) due 12/01/27 §	40,698,596	38,449,998
Clydesdale Acquisition Holdings Inc 5.875% (SOFR + 4.250%) due 04/13/29 § ∞	15,750,000	14,813,206
Dynasty Acquisition Co Inc 5.166% (USD LIBOR + 3.500%) due 04/08/26 §	29,909,981	27,691,648
Engineered Components & Systems LLC Term B 7.190% (USD LIBOR + 6.000%) due 08/02/28 ± §	9,452,500	8,459,987
Engineered Machinery Holdings Inc 6.000% (USD LIBOR + 3.750%) due 05/21/28 §	27,630,052	25,995,265
Graham Packaging Co Inc 4.666% (USD LIBOR + 3.000%) due 08/04/27 §	26,401,817	24,812,216
Kloeckner Pentaplast of America Inc Term B (Luxembourg) 5.554% (USD LIBOR + 4.750%) due 02/09/26 §	18,666,474	15,959,835
LABL Inc Term B 6.666% (USD LIBOR + 5.000%) due 10/29/28 §	49,501,250	45,603,027
LTI Holdings Inc Term B 5.166% (USD LIBOR + 3.500%) due 09/06/25 § ∞	45,072,350	41,917,285
Mauser Packaging Solutions Holding Co Term B 4.312% (USD LIBOR + 3.250%) due 04/03/24 § ∞	64,985,815	61,314,116
Pregis TopCo LLC 5.666% (USD LIBOR + 4.000%) due 08/01/26 §	2,959,208	2,803,850
Term B 5.666% (USD LIBOR + 4.000%) due 08/01/26 §	8,930,262	8,439,097
Pretium PKG Holdings Inc 4.967% - 5.120% (USD LIBOR + 4.000%) due 10/01/28 §	18,450,948	16,713,478
7.717% - 7.870% (USD LIBOR + 6.750%) due 10/01/29 §	7,245,000	6,285,037
Pro Mach Group Inc due 08/31/28 ∞ f	1,906,289	1,797,473
Term B 5.666% (USD LIBOR + 4.000%) due 08/31/28 § ∞	35,018,761	33,019,785
Proampac PG Borrower LLC Term B 4.712% - 5.256% (USD LIBOR + 3.750%) due 11/03/25 §	34,938,305	32,470,787
SPX FLOW Inc Term B 5.634% (SOFR + 4.500%) due 04/05/29 §	36,124,224	33,806,241

	Principal Amount	Value
Standard Aero Ltd 5.166% (USD LIBOR + 3.500%) due 04/08/26 §	$16,080,635	$14,887,983
Star US Bidco LLC Term B 5.916% (USD LIBOR + 4.250%) due 03/17/27 § ∞	30,877,016	29,564,743
The Kenan Advantage Group Inc Term B-1 5.383% (USD LIBOR + 3.750%) due 03/24/26 §	11,086,805	10,366,162
USIC Holdings Inc 8.166% (USD LIBOR + 6.500%) due 05/14/29 §	18,555,965	17,257,047
Term B 5.166% (USD LIBOR + 3.500%) due 05/14/28 § ∞	32,988,199	30,211,681
WP CPP Holdings LLC Term B 4.990% (USD LIBOR + 3.750%) due 04/30/25 §	20,604,172	17,547,894

		638,190,239

Technology - 17.6%

Applied Systems Inc 7.750% (USD LIBOR + 5.500%) due 09/19/25 § ∞	43,415,047	42,076,430
AthenaHealth Group Inc Term B 5.009% (SOFR + 3.500%) due 02/15/29 § f	48,250,000	44,534,750
Azalea Topco Inc Term B 4.900% (SOFR + 3.750%) due 07/25/26 §	10,473,750	9,819,141
Central Parent Inc due 06/09/29 ± ∞	33,000,000	32,113,125
Epicor Software Corp 9.416% (USD LIBOR + 7.750%) due 07/31/28 § ∞	79,794,591	77,949,342
Term C 4.916% (USD LIBOR + 3.250%) due 07/31/27 §	12,983,609	12,247,192
Finastra USA Inc Term B 4.739% (USD LIBOR + 3.500%) due 06/13/24 § ∞	67,185,762	60,656,112
Mitnick Corporate Purchaser Inc 5.924% (SOFR + 4.850%) due 05/02/29 §	48,750,000	46,891,406
Peraton Corp 9.005% (USD LIBOR + 7.750%) due 02/01/29 §	21,999,334	20,569,377
Term B 5.416% (USD LIBOR + 3.750%) due 02/01/28 §	35,062,472	33,024,465
Polaris Newco LLC Term B 5.666% (USD LIBOR + 4.000%) due 06/04/28 § ∞	80,683,330	74,745,521
Project Ruby Ultimate Parent Corp Term B 4.916% (USD LIBOR + 3.250%) due 03/10/28 §	37,273,439	34,990,441
RealPage Inc 8.166% (USD LIBOR + 6.500%) due 04/22/29 §	70,598,525	67,068,599

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Sophia LP 10.250% (USD LIBOR + 8.000%) due 10/07/28 §	$25,910,870	$25,327,876
Term B 5.500% (USD LIBOR + 3.250%) due 10/07/27 §	5,370,573	5,028,199
Sovos Compliance LLC Term B 6.152% - 6.166% (USD LIBOR + 4.500%) due 08/12/28 § ∞	60,997,763	57,668,322
Tempo Acquisition LLC Term B 4.525% (SOFR + 3.000%) due 08/31/28 §	5,917,418	5,621,547
UKG Inc 4.212% (USD LIBOR + 3.250%) due 05/03/26 §	37,275,364	35,132,031
5.416% (USD LIBOR + 3.750%) due 05/03/26 § ∞	30,287,555	28,632,552
6.212% (USD LIBOR + 5.250%) due 05/03/27 § ∞	39,500,000	36,685,625

		750,782,053

Utilities - 0.4%

PG&E Corp Term B 4.688% (USD LIBOR + 3.000%) due 06/23/25 §	20,032,854	18,947,735

Total Senior Loan Notes (Cost $3,963,694,015)		3,720,575,961

	Shares
SHORT-TERM INVESTMENT - 7.2%

Money Market Fund - 7.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	307,905,674	307,905,674

Total Short-Term Investment (Cost $307,905,674)		307,905,674

TOTAL INVESTMENTS - 103.8% (Cost $4,716,474,833)		4,432,150,728

OTHER ASSETS & LIABILITIES, NET - (3.8%)		(163,083,273)

NET ASSETS - 100.0%		$4,269,067,455

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Exchange-Traded Funds	$89,520,273	$89,520,273	$—	$—
	Corporate Bonds & Notes	314,148,820	—	314,148,820	—
	Senior Loan Notes	3,720,575,961	—	3,461,981,015	258,594,946
	Short-Term Investment	307,905,674	307,905,674	—	—

	Total	$4,432,150,728	$397,425,947	$3,776,129,835	$258,594,946

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Fund’s assets and liabilities for the three month period ended June 30, 2022:

Senior Loan Notes
Value, Beginning of Period	$220,993,061
Purchases	59,565,852
Sales (Includes Paydowns)	(13,207,469)
Accrued Discounts (Premiums)	(1,391)
Net Realized Gains (Losses)	(17,683)
Change in Net Unrealized Appreciation (Depreciation)	(10,443,497)
Transfers In	162,017,850
Transfers Out	(160,311,777)

Value, End of Period	$258,594,946

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	($4,035,348)

The table below shows transfers to/from Level 3:

Amount Transferred	Level Transfer		Change in Fair Valuation Measurement Inputs
	From	To	From	To
$162,017,850	2	3	Vendor Price (Observable inputs)	Unobservable Single Broker Quote
160,311,777	3	2	Unobservable Single Broker Quote	Vendor Price (Observable inputs)

All significant unobservable inputs used to value Senior Loan Notes with the aggregate value of $258,594,946 were provided by a single broker quote. Significant changes to a single broker quote would have direct and proportional changes to the fair value of the security.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.5%

Consumer, Cyclical - 0.2%

Beazer Homes USA Inc *	7,537	$90,971
Cedar Fair LP *	3,367	147,845

		238,816

Industrial - 0.3%

GFL Environmental Inc (Canada)	4,657	120,151
TNT Crane & Rigging Inc	709	11,935
Xylem Inc	2,889	225,862

		357,948

Total Common Stocks (Cost $833,695)		596,764

	Principal Amount
CORPORATE BONDS & NOTES - 88.9%

Basic Materials - 3.4%

Hecla Mining Co 7.250% due 02/15/28	$1,000,000	923,114
INEOS Quattro Finance 2 PLC (United Kingdom) 3.375% due 01/15/26 ~	600,000	504,894
JW Aluminum Continuous Cast Co 10.250% due 06/01/26 ~	80,000	82,387
Novelis Corp
3.875% due 08/15/31 ~	375,000	289,444
4.750% due 01/30/30 ~	650,000	541,508
Perenti Finance Pty Ltd (Australia) 6.500% due 10/07/25 ~	700,000	668,150
SPCM SA (France) 3.375% due 03/15/30 ~	750,000	588,191
TMS International Corp 6.250% due 04/15/29 ~	975,000	709,914

		4,307,602

Communications - 12.3%

Avaya Inc 6.125% due 09/15/28 ~	700,000	458,675
CCO Holdings LLC
4.250% due 02/01/31 ~	400,000	327,110
4.250% due 01/15/34 ~	175,000	135,796
4.750% due 03/01/30 ~	2,100,000	1,802,461
5.000% due 02/01/28 ~	100,000	92,616
5.375% due 06/01/29 ~	300,000	268,776
Ciena Corp 4.000% due 01/31/30 ~	800,000	691,452
Clear Channel Outdoor Holdings Inc
5.125% due 08/15/27 ~	1,025,000	868,149
7.750% due 04/15/28 ~	25,000	18,254
Cogent Communications Group Inc 7.000% due 06/15/27 ~	325,000	311,764
CommScope Inc 8.250% due 03/01/27 ~	750,000	594,742
CommScope Technologies LLC 6.000% due 06/15/25 ~	484,000	419,597
CSC Holdings LLC 3.375% due 02/15/31 ~	200,000	148,431

	Principal Amount	Value
4.625% due 12/01/30 ~	$200,000	$134,355
6.500% due 02/01/29 ~	2,250,000	2,036,520
Frontier Communications Holdings Corp
5.000% due 05/01/28 ~	500,000	426,130
5.875% due 10/15/27 ~	150,000	135,255
Lamar Media Corp
3.625% due 01/15/31	250,000	205,011
3.750% due 02/15/28	575,000	511,244
4.000% due 02/15/30	25,000	21,034
Level 3 Financing Inc
3.625% due 01/15/29 ~	225,000	173,911
3.750% due 07/15/29 ~	75,000	58,125
4.625% due 09/15/27 ~	850,000	727,103
LogMeIn Inc 5.500% due 09/01/27 ~	550,000	384,252
Lumen Technologies Inc
4.000% due 02/15/27 ~	500,000	424,215
4.500% due 01/15/29 ~	150,000	112,067
Outfront Media Capital LLC
4.250% due 01/15/29 ~	250,000	199,500
4.625% due 03/15/30 ~	50,000	39,458
5.000% due 08/15/27 ~	975,000	853,154
Sirius XM Radio Inc 3.875% due 09/01/31 ~	300,000	239,455
Sprint Capital Corp 8.750% due 03/15/32	800,000	965,392
T-Mobile USA Inc
2.625% due 02/15/29	50,000	42,224
2.875% due 02/15/31	25,000	20,803
3.375% due 04/15/29	200,000	175,581
3.375% due 04/15/29 ~	175,000	153,633
3.500% due 04/15/31	75,000	64,910
3.500% due 04/15/31 ~	150,000	129,820
Twitter Inc 5.000% due 03/01/30 ~	625,000	593,981
Uber Technologies Inc
4.500% due 08/15/29 ~	675,000	556,453
7.500% due 05/15/25 ~	125,000	124,111

		15,645,520

Consumer, Cyclical - 18.0%

Affinity Gaming 6.875% due 12/15/27 ~	600,000	504,762
American Airlines Inc 5.750% due 04/20/29 ~	705,000	604,305
American Airlines Pass-Through Trust ‘B’ 5.250% due 07/15/25	88,607	84,590
Aramark Services Inc
5.000% due 02/01/28 ~	250,000	227,077
6.375% due 05/01/25 ~	550,000	539,234
Boyd Gaming Corp 4.750% due 06/15/31 ~	2,012,000	1,704,164
Caesars Entertainment Inc 8.125% due 07/01/27 ~	775,000	750,452
CDI Escrow Issuer Inc 5.750% due 04/01/30 ~	725,000	661,280
Cedar Fair LP
5.250% due 07/15/29	1,250,000	1,104,117
5.375% due 04/15/27	500,000	474,525
6.500% due 10/01/28	225,000	213,882

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Clarios Global LP
6.250% due 05/15/26 ~	$630,000	$607,370
8.500% due 05/15/27 ~	250,000	242,138
Dornoch Debt Merger Sub Inc 6.625% due 10/15/29 ~	420,000	310,695
Empire Resorts Inc 7.750% due 11/01/26 ~	200,000	179,365
Fertitta Entertainment LLC
4.625% due 01/15/29 ~	575,000	491,818
6.750% due 01/15/30 ~	350,000	269,633
Ford Motor Co
3.250% due 02/12/32	1,900,000	1,427,612
4.750% due 01/15/43	750,000	536,655
Ford Motor Credit Co LLC 4.950% due 05/28/27	200,000	186,208
Foundation Building Materials Inc 6.000% due 03/01/29 ~	150,000	110,107
Hilton Grand Vacations Borrower Escrow LLC
4.875% due 07/01/31 ~	500,000	382,419
5.000% due 06/01/29 ~	350,000	284,055
IRB Holding Corp 7.000% due 06/15/25 ~	675,000	661,770
Jacobs Entertainment Inc 6.750% due 02/15/29 ~	550,000	465,882
LBM Acquisition LLC 6.250% due 01/15/29 ~	875,000	564,672
LGI Homes Inc 4.000% due 07/15/29 ~	775,000	579,646
MajorDrive Holdings IV LLC 6.375% due 06/01/29 ~	725,000	497,937
Marriott Ownership Resorts Inc
4.500% due 06/15/29 ~	100,000	83,315
4.750% due 01/15/28	675,000	586,447
Midwest Gaming Borrower LLC 4.875% due 05/01/29 ~	625,000	510,397
New Red Finance Inc (Canada)
3.500% due 02/15/29 ~	550,000	466,543
3.875% due 01/15/28 ~	100,000	87,004
4.000% due 10/15/30 ~	350,000	282,007
4.375% due 01/15/28 ~	600,000	525,522
NMG Holding Co Inc 7.125% due 04/01/26 ~	725,000	670,480
PetSmart Inc 7.750% due 02/15/29 ~	950,000	857,617
Scientific Games International Inc 7.250% due 11/15/29 ~	350,000	328,716
SeaWorld Parks & Entertainment Inc 5.250% due 08/15/29 ~	650,000	551,005
Six Flags Entertainment Corp 5.500% due 04/15/27 ~	1,075,000	976,917
Six Flags Theme Parks Inc 7.000% due 07/01/25 ~	25,000	25,353
SRS Distribution Inc
4.625% due 07/01/28 ~	525,000	460,210
6.000% due 12/01/29 ~	175,000	137,653
6.125% due 07/01/29 ~	75,000	59,280
STL Holding Co LLC 7.500% due 02/15/26 ~	650,000	567,125

	Principal Amount	Value
The Michaels Cos Inc 7.875% due 05/01/29 ~	$650,000	$430,306
Viking Cruises Ltd
6.250% due 05/15/25 ~	525,000	443,032
7.000% due 02/15/29 ~	100,000	75,066
Viking Ocean Cruises Ship VII Ltd 5.625% due 02/15/29 ~	50,000	39,489

		22,829,854

Consumer, Non-Cyclical - 19.5%

Ahern Rentals Inc 7.375% due 05/15/23 ~	1,591,000	1,233,025
Albertsons Cos Inc
3.500% due 03/15/29 ~	50,000	40,615
4.625% due 01/15/27 ~	50,000	44,765
5.875% due 02/15/28 ~	1,700,000	1,591,863
Allied Universal Holdco LLC 9.750% due 07/15/27 ~	2,000,000	1,698,110
APi Escrow Corp 4.750% due 10/15/29 ~	625,000	505,556
Avantor Funding Inc
3.875% due 11/01/29 ~	50,000	43,804
4.625% due 07/15/28 ~	625,000	574,581
Bausch Health Americas Inc 8.500% due 01/31/27 ~	1,250,000	879,563
Bausch Health Cos Inc
4.875% due 06/01/28 ~	275,000	215,770
5.000% due 01/30/28 ~	125,000	66,914
5.000% due 02/15/29 ~	75,000	39,231
5.250% due 02/15/31 ~	25,000	12,868
6.125% due 02/01/27 ~	75,000	63,885
6.250% due 02/15/29 ~	825,000	441,375
Central Garden & Pet Co 4.125% due 04/30/31 ~	700,000	563,035
Charles River Laboratories International Inc
3.750% due 03/15/29 ~	100,000	86,954
4.000% due 03/15/31 ~	100,000	85,440
4.250% due 05/01/28 ~	800,000	719,984
Community Health Systems Inc
4.750% due 02/15/31 ~	180,000	132,277
5.250% due 05/15/30 ~	50,000	38,086
5.625% due 03/15/27 ~	75,000	63,682
6.125% due 04/01/30 ~	1,025,000	627,853
6.875% due 04/15/29 ~	25,000	16,198
CoreLogic Inc 4.500% due 05/01/28 ~	775,000	597,998
DaVita Inc 3.750% due 02/15/31 ~	850,000	611,635
Garda World Security Corp (Canada)
6.000% due 06/01/29 ~	150,000	115,539
9.500% due 11/01/27 ~	497,000	455,205
HCA Inc
5.625% due 09/01/28	100,000	98,559
5.875% due 02/01/29	2,425,000	2,431,620
Kraft Heinz Foods Co
4.375% due 06/01/46	1,350,000	1,127,236
5.200% due 07/15/45	400,000	371,036
Lamb Weston Holdings Inc
4.125% due 01/31/30 ~	150,000	130,231
4.375% due 01/31/32 ~	500,000	435,947

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
LifePoint Health Inc 5.375% due 01/15/29 ~	$100,000	$73,638
Medline Borrower LP 3.875% due 04/01/29 ~	225,000	192,402
MPH Acquisition Holdings LLC
5.500% due 09/01/28 ~	125,000	111,603
5.750% due 11/01/28 ~	750,000	623,029
Option Care Health Inc 4.375% due 10/31/29 ~	650,000	558,347
PECF USS Intermediate Holding III Corp 8.000% due 11/15/29 ~	450,000	357,255
Performance Food Group Inc 4.250% due 08/01/29 ~	650,000	544,037
Pilgrim’s Pride Corp
4.250% due 04/15/31 ~	350,000	293,088
5.875% due 09/30/27 ~	550,000	527,645
Post Holdings Inc 4.625% due 04/15/30 ~	900,000	760,914
RegionalCare Hospital Partners Holdings Inc 9.750% due 12/01/26 ~	525,000	511,599
Select Medical Corp 6.250% due 08/15/26 ~	950,000	888,706
Tenet Healthcare Corp
4.250% due 06/01/29 ~	350,000	295,813
4.375% due 01/15/30 ~	225,000	190,803
4.625% due 06/15/28 ~	75,000	65,420
4.875% due 01/01/26 ~	180,000	166,224
6.125% due 10/01/28 ~	225,000	193,246
6.250% due 02/01/27 ~	1,100,000	1,014,750
The Hertz Corp 5.000% due 12/01/29 ~	650,000	502,258
US Foods Inc 4.625% due 06/01/30 ~	850,000	717,711

		24,748,928

Energy - 11.7%

Antero Midstream Partners LP 5.375% due 06/15/29 ~	1,000,000	897,450
Antero Resources Corp
5.375% due 03/01/30 ~	675,000	616,545
7.625% due 02/01/29 ~	250,000	254,740
Archrock Partners LP
6.250% due 04/01/28 ~	100,000	88,686
6.875% due 04/01/27 ~	475,000	433,737
Buckeye Partners LP
4.125% due 03/01/25 ~	25,000	23,180
4.500% due 03/01/28 ~	525,000	442,840
Callon Petroleum Co 7.500% due 06/15/30 ~	125,000	115,210
Cheniere Energy Partners LP
3.250% due 01/31/32 ~	625,000	493,566
4.000% due 03/01/31	425,000	362,366
Chesapeake Energy Corp 6.750% due 04/15/29 ~	575,000	557,750
Comstock Resources Inc 5.875% due 01/15/30 ~	775,000	668,620
CQP Holdco LP 5.500% due 06/15/31 ~	700,000	598,164

	Principal Amount	Value
Endeavor Energy Resources LP
5.750% due 01/30/28 ~	$975,000	$931,383
6.625% due 07/15/25 ~	50,000	50,317
EQM Midstream Partners LP
4.750% due 01/15/31 ~	700,000	560,256
5.500% due 07/15/28	175,000	151,420
6.000% due 07/01/25 ~	28,000	26,896
6.500% due 07/01/27 ~	250,000	232,895
Genesis Energy LP
7.750% due 02/01/28	700,000	606,515
8.000% due 01/15/27	150,000	133,170
ITT Holdings LLC 6.500% due 08/01/29 ~	525,000	421,467
MPLX LP 6.875% due 02/15/23	650,000	620,542
New Fortress Energy Inc 6.500% due 09/30/26 ~	500,000	453,798
Occidental Petroleum Corp
6.125% due 01/01/31	575,000	583,981
6.625% due 09/01/30	300,000	309,546
8.500% due 07/15/27	150,000	165,313
8.875% due 07/15/30	800,000	919,990
Range Resources Corp
4.750% due 02/15/30 ~	225,000	202,143
8.250% due 01/15/29	350,000	357,416
Tallgrass Energy Partners LP
6.000% due 12/31/30 ~	650,000	540,364
6.000% due 09/01/31 ~	300,000	247,953
Targa Resources Partners LP
4.000% due 01/15/32	500,000	428,810
6.500% due 07/15/27	50,000	51,301
USA Compression Partners LP 6.875% due 09/01/27	775,000	688,894
Venture Global Calcasieu Pass LLC
3.875% due 08/15/29 ~	125,000	109,681
3.875% due 11/01/33 ~	525,000	434,687
4.125% due 08/15/31 ~	125,000	107,187

		14,888,779

Financial - 4.8%

Iron Mountain Inc REIT
4.500% due 02/15/31 ~	75,000	61,500
4.875% due 09/15/29 ~	925,000	788,840
5.000% due 07/15/28 ~	75,000	66,566
5.250% due 03/15/28 ~	100,000	89,964
Iron Mountain Information Management Services Inc REIT 5.000% due 07/15/32 ~	125,000	101,137
OneMain Finance Corp
3.875% due 09/15/28	425,000	325,731
4.000% due 09/15/30	150,000	111,391
5.375% due 11/15/29	225,000	182,753
6.875% due 03/15/25	25,000	23,744
7.125% due 03/15/26	1,950,000	1,806,811
Park Intermediate Holdings LLC REIT 4.875% due 05/15/29 ~	850,000	731,255
The Howard Hughes Corp
4.375% due 02/01/31 ~	75,000	55,634
5.375% due 08/01/28 ~	1,125,000	944,511

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
VICI Properties LP REIT
4.250% due 12/01/26 ~	$200,000	$183,081
4.625% due 12/01/29 ~	600,000	537,513

		6,010,431

Industrial - 15.2%

ARD Finance SA (Luxembourg) 6.500% Cash or 7.250% PIK due 06/30/27 ~	497,686	369,970
BWX Technologies Inc 4.125% due 04/15/29 ~	850,000	747,316
Cargo Aircraft Management Inc 4.750% due 02/01/28 ~	700,000	639,429
Clydesdale Acquisition Holdings Inc
6.625% due 04/15/29 ~	275,000	258,793
8.750% due 04/15/30 ~	225,000	194,690
First Student Bidco Inc 4.000% due 07/31/29 ~	1,125,000	901,839
GFL Environmental Inc (Canada)
3.500% due 09/01/28 ~	225,000	193,276
4.000% due 08/01/28 ~	75,000	61,993
4.375% due 08/15/29 ~	200,000	161,279
4.750% due 06/15/29 ~	75,000	62,179
5.125% due 12/15/26 ~	225,000	215,550
Granite US Holdings Corp 11.000% due 10/01/27 ~	800,000	753,060
Hillenbrand Inc 3.750% due 03/01/31	650,000	526,165
Husky III Holding Ltd (Canada) 13.000% Cash or 13.750% PIK due 02/15/25 ~	175,000	170,607
LABL Inc
5.875% due 11/01/28 ~	375,000	303,488
6.750% due 07/15/26 ~	150,000	135,283
8.250% due 11/01/29 ~	200,000	151,375
Madison IAQ LLC
4.125% due 06/30/28 ~	225,000	186,172
5.875% due 06/30/29 ~	1,175,000	903,428
Mauser Packaging Solutions Holding Co
7.250% due 04/15/25 ~	1,200,000	1,049,370
OT Merger Corp 7.875% due 10/15/29 ~	700,000	403,220
Pentair Finance Sarl
due 07/15/32 #	1,000,000	1,001,952
Sensata Technologies BV
4.000% due 04/15/29 ~	150,000	127,543
5.625% due 11/01/24 ~	925,000	914,437
Sensata Technologies Inc
3.750% due 02/15/31 ~	75,000	60,242
4.375% due 02/15/30 ~	1,150,000	980,907
SPX FLOW Inc 8.750% due 04/01/30 ~	675,000	566,193
Standard Industries Inc
3.375% due 01/15/31 ~	75,000	55,466
4.375% due 07/15/30 ~	175,000	138,352
4.750% due 01/15/28 ~	1,600,000	1,372,416
Titan Acquisition Ltd (Canada) 7.750% due 04/15/26 ~	1,210,000	1,113,902

	Principal Amount	Value
TK Elevator Holdco GmbH (Germany) 7.625% due 07/15/28 ~	$625,000	$562,025
TK Elevator US Newco Inc (Germany) 5.250% due 07/15/27 ~	525,000	468,983
TransDigm Inc
4.875% due 05/01/29	575,000	469,068
6.250% due 03/15/26 ~	400,000	386,812
TransDigm UK Holdings PLC 6.875% due 05/15/26	1,525,000	1,424,152
TriMas Corp 4.125% due 04/15/29 ~	675,000	577,520
Vertiv Group Corp 4.125% due 11/15/28 ~	825,000	671,104

		19,279,556

Technology - 2.6%

Entegris Escrow Corp
4.750% due 04/15/29 ~	550,000	513,179
5.950% due 06/15/30 ~	325,000	309,901
Entegris Inc
3.625% due 05/01/29 ~	150,000	125,666
4.375% due 04/15/28 ~	525,000	463,958
MSCI Inc 3.250% due 08/15/33 ~	800,000	639,200
Open Text Corp (Canada) 3.875% due 12/01/29 ~	200,000	168,600
Open Text Holdings Inc (Canada) 4.125% due 12/01/31 ~	400,000	330,589
Rackspace Technology Global Inc 3.500% due 02/15/28 ~	375,000	294,375
Twilio Inc
3.625% due 03/15/29	150,000	126,393
3.875% due 03/15/31	450,000	371,135

		3,342,996

Utilities - 1.4%

Calpine Corp 5.125% due 03/15/28 ~	700,000	617,922
NRG Energy Inc
3.625% due 02/15/31 ~	200,000	157,230
5.250% due 06/15/29 ~	300,000	268,330
Vistra Operations Co LLC
4.375% due 05/01/29 ~	75,000	62,967
5.000% due 07/31/27 ~	375,000	341,678
5.500% due 09/01/26 ~	200,000	189,230
5.625% due 02/15/27 ~	100,000	94,231

		1,731,588

Total Corporate Bonds & Notes (Cost $131,448,525)		112,785,254

SENIOR LOAN NOTES - 1.4%

Consumer, Cyclical - 0.4%

MIC Glen LLC (2nd Lien) 8.416% (USD LIBOR + 6.750%) due 07/21/29 §	250,000	239,062

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Tacala Investment Corp Term B (2nd Lien) 9.166% (USD LIBOR + 7.500%) due 02/05/28 §	$250,000	$233,750

		472,812

Energy - 0.3%

Traverse Midstream Partners LLC Term B 5.384% - 5.950% (SOFR + 4.250%) due 09/27/24 §	446,776	427,415

Industrial - 0.7%

Dynasty Acquisition Co Inc 5.166% (USD LIBOR + 3.500%) due 04/08/26 §	632,465	585,557
Standard Aero Ltd 5.166% (USD LIBOR + 3.500%) due 04/08/26 §	340,035	314,816

		900,373

Total Senior Loan Notes (Cost $1,889,428)		1,800,600

ASSET-BACKED SECURITIES - 4.9%

Benefit Street Partners CLO Ltd (Cayman)
7.013% (USD LIBOR + 5.950%) due 04/20/31 ~ §	250,000	224,113
7.744% (USD LIBOR + 6.700%) due 01/17/32 ~ §	250,000	225,765
CarVal CLO III Ltd (Cayman) 7.503% (USD LIBOR + 6.440%) due 07/20/32 ~ §	525,000	467,740
CIFC Funding Ltd (Cayman) 8.444% (USD LIBOR + 7.400%) due 01/16/33 ~ §	550,000	512,237
Dryden CLO Fund (Cayman) 8.244% (USD LIBOR + 7.200%) due 04/15/31 ~ §	250,000	203,512
Fillmore Park CLO Ltd (Cayman) 6.444% (USD LIBOR + 5.400%) due 07/15/30 ~ §	250,000	221,302
Magnetite XXII Ltd (Cayman) 7.394% (USD LIBOR + 6.350%) due 04/15/31 ~ §	500,000	443,139
Magnetite XXIX Ltd (Cayman) 6.794% (USD LIBOR + 5.750%) due 01/15/34 ~ §	1,050,000	931,822
Magnetite XXXI Ltd (Cayman) 7.044% (USD LIBOR + 6.000%) due 07/15/34 ~ §	500,000	421,918
Neuberger Berman Loan Advisers CLO Ltd (Cayman)
7.144% (USD LIBOR + 6.100%) due 01/20/32 ~ §	850,000	767,571
7.263% (USD LIBOR + 6.200%) due 01/20/31 ~ §	750,000	653,054
7.563% (USD LIBOR + 6.500%) due 04/20/31 ~ §	500,000	446,652

	Principal Amount	Value
OHA Credit Partners VII Ltd (Cayman) 7.728% (USD LIBOR + 6.250%) due 02/20/34 ~ §	$250,000	$221,429
Rad CLO 2 Ltd (Cayman)
7.044% (USD LIBOR + 6.000%) due 10/15/31 ~ §	400,000	342,098
8.494% (USD LIBOR + 7.450%) due 10/15/31 ~ §	250,000	202,768

Total Asset-Backed Securities (Cost $7,042,860)		6,285,120

U.S. TREASURY OBLIGATIONS - 1.4%

U.S. Treasury Notes - 1.4%
0.125% due 02/28/23	1,750,000	1,720,320

Total U.S. Treasury Obligations (Cost $1,738,712)		1,720,320

	Shares

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	2,294,561	2,294,561

Total Short-Term Investment (Cost $2,294,561)		2,294,561

TOTAL INVESTMENTS - 98.9% (Cost $145,247,781)		125,482,619

OTHER ASSETS & LIABILITIES, NET - 1.1%		1,453,750

NET ASSETS - 100.0%		$126,936,369

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer, Cyclical	$238,816	$238,816	$—	$—
	Industrial	357,948	346,013	11,935	—

	Total Common Stocks	596,764	584,829	11,935	—

	Corporate Bonds & Notes	112,785,254	—	112,785,254	—
	Senior Loan Notes	1,800,600	—	1,800,600	—
	Asset-Backed Securities	6,285,120	—	6,285,120	—
	U.S. Treasury Obligations	1,720,320	—	1,720,320	—
	Short-Term Investment	2,294,561	2,294,561	—	—

	Total Assets	125,482,619	2,879,390	122,603,229	—

Liabilities	Due to Custodian	(16,174)	—	(16,174)	—

	Total Liabilities	(16,174)	—	(16,174)	—

	Total	$125,466,445	$2,879,390	$122,587,055	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL/MID-CAP

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Basic Materials - 4.0%

AdvanSix Inc	32,388	$1,083,055
Arconic Corp *	89,176	2,501,387
Axalta Coating Systems Ltd *	65,650	1,451,521
Celanese Corp	13,795	1,622,430

		6,658,393

Communications - 1.2%

Calix Inc *	40,258	1,374,408
Revolve Group Inc *	27,382	709,468

		2,083,876

Consumer, Cyclical - 12.3%

American Eagle Outfitters Inc	93,907	1,049,880
Avient Corp	33,948	1,360,636
BJ’s Wholesale Club Holdings Inc *	31,033	1,933,977
Bloomin’ Brands Inc	79,315	1,318,215
Darden Restaurants Inc	12,607	1,426,104
Deckers Outdoor Corp *	6,359	1,623,771
Hilton Grand Vacations Inc *	38,321	1,369,209
JetBlue Airways Corp *	124,472	1,041,831
KB Home	41,570	1,183,082
Kohl’s Corp	50,179	1,790,888
Lithia Motors Inc	8,036	2,208,373
Penn National Gaming Inc *	22,386	680,982
RH *	3,516	746,306
SeaWorld Entertainment Inc *	30,732	1,357,740
Steven Madden Ltd	39,041	1,257,511

		20,348,505

Consumer, Non-Cyclical - 21.2%

AdaptHealth Corp *	78,821	1,421,931
Amicus Therapeutics Inc *	118,323	1,270,789
Avantor Inc *	56,137	1,745,861
CareDx Inc *	45,752	982,753
Charles River Laboratories International Inc *	7,032	1,504,637
Deluxe Corp	61,843	1,340,138
Exact Sciences Corp *	19,950	785,831
Horizon Therapeutics PLC *	44,924	3,583,138
Iovance Biotherapeutics Inc *	80,010	883,310
Jazz Pharmaceuticals PLC *	17,490	2,728,615
Merit Medical Systems Inc *	29,526	1,602,376
Neurocrine Biosciences Inc *	19,381	1,889,260
NuVasive Inc *	28,581	1,405,042
Performance Food Group Co *	43,791	2,013,510
Prestige Consumer Healthcare Inc *	41,960	2,467,248
Progyny Inc *	28,948	840,939
Protagonist Therapeutics Inc *	58,597	463,502
Quanta Services Inc	31,451	3,942,068
Spectrum Brands Holdings Inc	30,626	2,511,945
Syneos Health Inc *	25,230	1,808,486

		35,191,379

Energy - 7.0%

Civitas Resources Inc	45,880	2,399,065
Diamondback Energy Inc	17,797	2,156,106
Earthstone Energy Inc ‘A’ *	138,344	1,888,396
HF Sinclair Corp	29,099	1,314,111

	Shares	Value
Magnolia Oil & Gas Corp ‘A’	60,098	$1,261,457
Pioneer Natural Resources Co	8,530	1,902,872
Sunnova Energy International Inc *	34,216	630,601

		11,552,608

Financial - 22.6%

Agree Realty Corp REIT	30,505	2,200,326
Brixmor Property Group Inc REIT	143,654	2,903,247
Cadence Bank	111,722	2,623,233
Everest Re Group Ltd	7,409	2,076,595
First Horizon Corp	51,420	1,124,041
First Industrial Realty Trust Inc REIT	48,219	2,289,438
Hancock Whitney Corp	70,393	3,120,522
Host Hotels & Resorts Inc REIT	124,667	1,954,779
James River Group Holdings Ltd	71,940	1,782,673
Lamar Advertising Co ‘A’ REIT	23,234	2,043,895
Mid-America Apartment Communities Inc REIT	15,750	2,751,052
Pinnacle Financial Partners Inc	35,353	2,556,375
Radian Group Inc	104,701	2,057,375
Stifel Financial Corp	40,622	2,275,644
Western Alliance Bancorp	37,779	2,667,197
Wintrust Financial Corp	37,957	3,042,254

		37,468,646

Industrial - 13.7%

Atkore Inc *	26,311	2,184,076
CIRCOR International Inc *	29,310	480,391
EnPro Industries Inc	18,036	1,477,689
Evoqua Water Technologies Corp *	59,403	1,931,192
Generac Holdings Inc *	8,934	1,881,322
GrafTech International Ltd	217,985	1,541,154
Graphic Packaging Holding Co	108,152	2,217,116
Hillenbrand Inc	61,856	2,533,622
II-VI Inc *	33,229	1,693,018
Jacobs Engineering Group Inc	16,747	2,129,046
Knight-Swift Transportation Holdings Inc	27,614	1,278,252
Littelfuse Inc	7,226	1,835,693
The Timken Co	30,646	1,625,770

		22,808,341

Technology - 12.1%

Amdocs Ltd	19,998	1,666,033
Avaya Holdings Corp *	93,077	208,492
Box Inc ‘A’ *	87,999	2,212,295
Cohu Inc *	59,308	1,645,797
CommVault Systems Inc *	24,101	1,515,953
DigitalOcean Holdings Inc *	19,900	823,064
Elastic NV *	20,080	1,358,814
Marvell Technology Inc	27,676	1,204,736
ON Semiconductor Corp *	36,505	1,836,567
Sailpoint Technologies Holdings Inc *	23,878	1,496,673
Silicon Laboratories Inc *	15,174	2,127,698
Sprout Social Inc ‘A’ *	24,004	1,393,912
Ziff Davis Inc *	20,426	1,522,350
ZoomInfo Technologies Inc ‘A’ *	34,250	1,138,470

		20,150,854

Utilities - 3.5%

NiSource Inc	42,108	1,241,765
Portland General Electric Co	57,224	2,765,636

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS SMALL/MID-CAP

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
The AES Corp	83,960	$1,763,999

		5,771,400

Total Common Stocks (Cost $143,802,591)		162,034,002

SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	3,932,443	3,932,443

Total Short-Term Investment (Cost $3,932,443)		3,932,443

TOTAL INVESTMENTS - 100.0% (Cost $147,735,034)		165,966,445

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(46,331)

NET ASSETS - 100.0%		$165,920,114

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$162,034,002	$162,034,002	$—	$—
	Short-Term Investment	3,932,443	3,932,443	—	—

	Total	$165,966,445	$165,966,445	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.7%

Basic Materials - 3.2%

AdvanSix Inc	4,652	$155,563
Arconic Corp *	5,934	166,449
Kaiser Aluminum Corp	1,663	131,526

		453,538

Communications - 2.4%

Calix Inc *	3,749	127,991
Revolve Group Inc *	2,844	73,688
Viavi Solutions Inc *	9,991	132,181

		333,860

Consumer, Cyclical - 13.2%

American Eagle Outfitters Inc	8,517	95,220
Avient Corp	4,338	173,867
Bally’s Corp *	4,305	85,153
Big Lots Inc	2,999	62,889
BJ’s Restaurants Inc *	3,695	80,108
BJ’s Wholesale Club Holdings Inc *	3,395	211,576
Bloomin’ Brands Inc	7,111	118,185
Dave & Buster’s Entertainment Inc *	4,381	143,609
Deckers Outdoor Corp *	355	90,649
Hilton Grand Vacations Inc *	3,991	142,599
KB Home	4,338	123,460
Kohl’s Corp	3,220	114,922
Lithia Motors Inc	467	128,336
SeaWorld Entertainment Inc *	3,323	146,810
Steven Madden Ltd	4,030	129,806

		1,847,189

Consumer, Non-Cyclical - 26.6%

Acadia Healthcare Co Inc *	1,633	110,440
AdaptHealth Corp *	8,523	153,755
Addus HomeCare Corp *	1,857	154,651
Alphatec Holdings Inc *	13,001	85,027
Amicus Therapeutics Inc *	14,536	156,117
AtriCure Inc *	2,919	119,270
Avid Bioservices Inc *	6,900	105,294
CareDx Inc *	3,840	82,483
Deluxe Corp	7,211	156,262
elf Beauty Inc *	4,757	145,945
Halozyme Therapeutics Inc *	4,867	214,148
Harmony Biosciences Holdings Inc *	6,073	296,180
Herc Holdings Inc	1,410	127,111
I3 Verticals Inc ‘A’ *	4,782	119,646
Iovance Biotherapeutics Inc *	6,273	69,254
LivaNova PLC *	1,927	120,380
Medpace Holdings Inc *	1,080	161,644
NuVasive Inc *	2,683	131,896
Performance Food Group Co *	3,694	169,850
PetIQ Inc *	7,650	128,443
Phathom Pharmaceuticals Inc *	7,014	59,198
Prestige Consumer Healthcare Inc *	3,067	180,340
Progyny Inc *	3,630	105,452
Protagonist Therapeutics Inc *	4,398	34,788
Revance Therapeutics Inc *	6,178	85,380
SP Plus Corp *	4,186	128,594
Spectrum Brands Holdings Inc	2,607	213,826

	Shares	Value
Ultragenyx Pharmaceutical Inc *	1,740	$103,808

		3,719,182

Energy - 6.0%

Brigham Minerals Inc ‘A’	6,069	149,480
Civitas Resources Inc	3,063	160,164
Earthstone Energy Inc ‘A’ *	7,662	104,586
Infrastructure and Energy Alternatives Inc *	13,503	108,429
Magnolia Oil & Gas Corp ‘A’	8,042	168,802
Oceaneering International Inc *	7,750	82,770
Sunnova Energy International Inc *	3,323	61,243

		835,474

Financial - 23.6%

Agree Realty Corp REIT	2,734	197,203
Argo Group International Holdings Ltd	3,170	116,846
Blucora Inc *	6,467	119,381
Cadence Bank	7,542	177,086
DiamondRock Hospitality Co REIT *	21,213	174,159
Enterprise Financial Services Corp	4,381	181,812
First Industrial Realty Trust Inc REIT	2,757	130,902
Hancock Whitney Corp	5,203	230,649
Home BancShares Inc	9,739	202,279
James River Group Holdings Ltd	6,766	167,662
NexPoint Residential Trust Inc REIT	3,345	209,096
Origin Bancorp Inc	2,421	93,935
Pinnacle Financial Partners Inc	1,615	116,781
Plymouth Industrial Inc REIT	6,489	113,817
Radian Group Inc	9,053	177,891
Seacoast Banking Corp of Florida	5,108	168,768
SITE Centers Corp REIT	15,171	204,353
Stifel Financial Corp	2,688	150,582
United Community Banks Inc	6,277	189,503
Veritex Holdings Inc	6,232	182,348

		3,305,053

Industrial - 9.6%

Atkore Inc *	2,486	206,363
CIRCOR International Inc *	2,640	43,270
EnPro Industries Inc	1,911	156,568
Evoqua Water Technologies Corp *	4,448	144,604
Hillenbrand Inc	5,998	245,678
II-VI Inc *	2,946	150,099
Masonite International Corp *	1,254	96,345
MYR Group Inc *	1,812	159,691
Saia Inc *	740	139,120

		1,341,738

Technology - 9.9%

Avaya Holdings Corp *	10,619	23,787
Box Inc ‘A’ *	9,150	230,031
Cohu Inc *	4,998	138,694
CommVault Systems Inc *	2,500	157,250
DigitalOcean Holdings Inc *	2,116	87,518
Onto Innovation Inc *	1,777	123,928
Sailpoint Technologies Holdings Inc *	936	58,668
Silicon Laboratories Inc *	1,189	166,722
SiTime Corp *	766	124,881
Sprout Social Inc ‘A’ *	1,844	107,081
Ziff Davis Inc *	2,326	173,357

		1,391,917

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDS SMALL-CAP

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Utilities - 3.2%

Portland General Electric Co	4,193	$202,647
Unitil Corp	4,197	246,448

		449,095

Total Common Stocks (Cost $13,381,422)		13,677,046

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	307,162	307,162

Total Short-Term Investment (Cost $307,162)		307,162

TOTAL INVESTMENTS - 99.9% (Cost $13,688,584)		13,984,208

OTHER ASSETS & LIABILITIES, NET - 0.1%		17,290

NET ASSETS - 100.0%		$14,001,498

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$13,677,046	$13,677,046	$—	$—
	Short-Term Investment	307,162	307,162	—	—

	Total	$13,984,208	$13,984,208	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.1%

Basic Materials - 3.3%

AdvanSix Inc	7,185	$240,266
Alcoa Corp	1,903	86,739
Arconic Corp *	9,792	274,666

		601,671

Communications - 0.8%

Viavi Solutions Inc *	10,715	141,759

Consumer, Cyclical - 8.0%

American Eagle Outfitters Inc	13,345	149,197
Avient Corp	5,480	219,638
Big Lots Inc	4,653	97,573
BJ’s Restaurants Inc *	4,901	106,254
Bloomin’ Brands Inc	8,083	134,339
Dana Inc	9,248	130,119
Dave & Buster’s Entertainment Inc *	3,686	120,827
Hilton Grand Vacations Inc *	4,186	149,566
KB Home	5,325	151,550
Steven Madden Ltd	5,427	174,804

		1,433,867

Consumer, Non-Cyclical - 21.1%

Acadia Healthcare Co Inc *	2,586	174,891
AdaptHealth Corp *	10,863	195,968
Deluxe Corp	8,026	173,923
Halozyme Therapeutics Inc *	5,879	258,676
Harmony Biosciences Holdings Inc *	5,238	255,457
Herc Holdings Inc	1,734	156,320
Hostess Brands Inc *	16,216	343,941
LivaNova PLC *	2,225	138,996
Merit Medical Systems Inc *	3,410	185,061
Patterson Cos Inc	11,056	334,997
Performance Food Group Co *	3,969	182,495
PetIQ Inc *	8,138	136,637
Prestige Consumer Healthcare Inc *	4,685	275,478
Protagonist Therapeutics Inc *	3,691	29,196
Revance Therapeutics Inc *	4,929	68,119
SeaSpine Holdings Corp *	12,327	69,648
SP Plus Corp *	10,252	314,941
Spectrum Brands Holdings Inc	3,281	269,108
Textainer Group Holdings Ltd (China)	9,086	249,047

		3,812,899

Energy - 5.4%

Brigham Minerals Inc ‘A’	6,075	149,627
Civitas Resources Inc	2,709	141,654
Earthstone Energy Inc ‘A’ *	9,147	124,856
Infrastructure and Energy Alternatives Inc *	23,945	192,278
Magnolia Oil & Gas Corp ‘A’	6,628	139,122
Oceaneering International Inc *	14,382	153,600
Sunnova Energy International Inc *	4,148	76,448

		977,585

Financial - 38.3%

Agree Realty Corp REIT	4,228	304,966
Argo Group International Holdings Ltd	5,811	214,193
Blucora Inc *	12,257	226,264

	Shares	Value
Brixmor Property Group Inc REIT	12,827	$259,234
Cadence Bank	11,191	262,765
DiamondRock Hospitality Co REIT *	31,272	256,743
Enterprise Financial Services Corp	6,181	256,512
First Bancorp	3,811	133,004
First Industrial Realty Trust Inc REIT	4,139	196,520
Hancock Whitney Corp	7,482	331,677
Healthcare Realty Trust Inc REIT	9,324	253,613
Home BancShares Inc	11,265	233,974
Horizon Bancorp Inc	12,665	220,624
James River Group Holdings Ltd	10,666	264,303
National Storage Affiliates Trust REIT	2,705	135,439
NexPoint Residential Trust Inc REIT	3,749	234,350
Old Second Bancorp Inc	12,688	169,765
Origin Bancorp Inc	4,186	162,417
Piedmont Office Realty Trust Inc ‘A’ REIT	12,533	164,433
Pinnacle Financial Partners Inc	2,566	185,547
Plymouth Industrial Inc REIT	8,611	151,037
QCR Holdings Inc	5,400	291,546
Radian Group Inc	11,729	230,475
Seacoast Banking Corp of Florida	6,856	226,522
Selective Insurance Group Inc	3,922	340,979
SITE Centers Corp REIT	20,866	281,065
Stifel Financial Corp	3,582	200,664
United Community Banks Inc	9,895	298,730
Veritex Holdings Inc	8,340	244,028
WSFS Financial Corp	4,511	180,846

		6,912,235

Industrial - 11.5%

Atkore Inc *	2,712	225,123
CIRCOR International Inc *	3,859	63,249
Crane Holdings Co	2,186	191,406
EnPro Industries Inc	2,579	211,297
Hillenbrand Inc	7,511	307,651
II-VI Inc *	2,870	146,227
Masonite International Corp *	1,809	138,985
MYR Group Inc *	2,514	221,559
The Timken Co	3,890	206,365
UFP Industries Inc	2,203	150,112
UFP Technologies Inc *	2,691	214,123

		2,076,097

Technology - 2.7%

Avaya Holdings Corp *	8,239	18,455
Cohu Inc *	6,101	169,303
Synaptics Inc *	936	110,495
Ziff Davis Inc *	2,479	184,760

		483,013

Utilities - 5.0%

Portland General Electric Co	9,183	443,815
Unitil Corp	7,849	460,893

		904,708

Total Common Stocks (Cost $16,829,690)		17,343,834

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PACIFIC FUNDSSM SMALL-CAP VALUE

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUND - 1.4%

iShares Russell 2000 Value	1,841	$250,652

Total Exchange-Traded Fund (Cost $252,268)		250,652

SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	481,246	481,246

Total Short-Term Investment (Cost $481,246)		481,246

TOTAL INVESTMENTS - 100.2% (Cost $17,563,204)		18,075,732

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(29,978)

NET ASSETS - 100.0%		$18,045,754

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$17,343,834	$17,343,834	$—	$—
	Exchange-Traded Fund	250,652	250,652	—	—
	Short-Term Investment	481,246	481,246	—	—

	Total	$18,075,732	$18,075,732	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 0.8%

Financial - 0.3%

Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	$100,000	$95,818
Bank of America Corp 5.875% due 03/15/28	10,000	8,793

		104,611

Industrial - 0.5%

Komatsu Finance America Inc 2.437% due 09/11/22 ~	200,000	199,744

Total Corporate Bonds & Notes (Cost $312,120)		304,355

MORTGAGE-BACKED SECURITIES - 2.8%

Collateralized Mortgage Obligations - Commercial - 0.1%

MF1 Ltd (Cayman) 3.443% (SOFR + 2.164%) due 07/15/35 ~ §	19,703	19,602

Collateralized Mortgage Obligations - Residential - 1.6%

Chevy Chase Funding LLC Mortgage-Backed Certificates 1.984% (USD LIBOR + 0.360%) due 03/25/35 ~ §	58,842	57,497
CHL Mortgage Pass-Through Trust 4.366% due 01/19/34 §	8,288	8,027
Credit Suisse Mortgage Trust 1.774% (USD LIBOR + 0.150%) due 09/29/36 ~ §	104,469	101,269
Fannie Mae REMICS 1.974% (USD LIBOR + 0.350%) due 07/25/37 §	10,322	10,256
2.004% (USD LIBOR + 0.380%) due 07/25/37 §	15,373	15,299
2.064% (USD LIBOR + 0.440%) due 05/25/36 §	7,441	7,430
2.069% (USD LIBOR + 0.445%) due 02/25/37 §	2,530	2,522
Government National Mortgage Association 0.382% (USD LIBOR + 0.150%) due 08/20/68 §	52,879	51,591
GSR Mortgage Loan Trust 2.938% due 09/25/35 §	4,335	4,221
Hawksmoor Mortgages (United Kingdom) 1.703% (SONIA + 1.050%) due 05/25/53 ~ §	GBP 162,461	197,827
JP Morgan Mortgage Trust 2.826% due 06/25/35 §	$3,290	3,287
Merrill Lynch Mortgage Investors Trust 2.292% due 12/25/34 §	17,687	17,085
Towd Point Mortgage Funding PLC (United Kingdom) 2.099% (SONIA + 1.144%) due 10/20/51 ~ §	GBP 122,607	148,888

	Principal Amount	Value
WaMu Mortgage Pass-Through Certificates Trust 2.364% (USD LIBOR + 0.740%) due 01/25/45 §	$16,478	$16,011

		641,210

Fannie Mae - 1.1%

due 08/01/52 #	100,000	93,062
due 08/01/52 #	370,000	355,517

		448,579

Total Mortgage-Backed Securities (Cost $1,126,162)		1,109,391

ASSET-BACKED SECURITIES - 1.9%

Asset Backed Funding Corp Trust 2.224% (USD LIBOR + 0.600%) due 10/25/34 §	17,255	17,227
Freddie Mac Structured Pass-Through Certificates 1.904% (USD LIBOR + 0.280%) due 09/25/31 §	457	454
Home Equity Asset Trust 2.479% (USD LIBOR + 0.855%) due 08/25/34 §	12,816	12,499
LoanCore Issuer Ltd (Cayman) 2.454% (USD LIBOR + 1.130%) due 05/15/36 ~ §	7,724	7,696
OZLM Ltd (Cayman) 2.223% (USD LIBOR + 1.160%) due 07/20/32 ~ §	100,000	97,693
Saxon Asset Securities Trust 1.934% (USD LIBOR + 0.310%) due 09/25/37 §	13,422	12,898
Shackleton CLO Ltd (Cayman) 1.983% (USD LIBOR + 0.920%) due 10/20/27 ~ §	136,420	135,666
THL Credit Wind River CLO Ltd (Cayman) 2.124% (USD LIBOR + 1.080%) due 04/15/31 ~ §	100,000	97,525
TICP CLO Ltd (Cayman) 1.903% (USD LIBOR + 0.840%) due 04/20/28 ~ §	219,704	217,194
Vibrant CLO VI Ltd (Cayman) 3.046% (USD LIBOR + 0.950%) due 06/20/29 ~ §	153,735	151,505

Total Asset-Backed Securities (Cost $756,145)		750,357

U.S. TREASURY OBLIGATIONS - 89.5%

U.S. Treasury Inflation Protected Securities - 89.5%

0.125% due 07/15/24 ^	1,461,096	1,475,380
0.125% due 10/15/24 ^	1,014,156	1,020,596
0.125% due 04/15/25 ^	671,562	672,077
0.125% due 10/15/25 ^	779,961	779,607
0.125% due 04/15/26 ^	551,210	546,256
0.125% due 07/15/26 ^	241,224	239,367
0.125% due 10/15/26 ^	1,163,811	1,153,696
0.125% due 01/15/30 ^	1,359,677	1,298,772

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
0.125% due 07/15/30 ^	$902,088	$860,959
0.125% due 01/15/31 ^	966,231	919,805
0.125% due 07/15/31 ^	539,340	513,261
0.125% due 01/15/32 ^	1,042,950	990,904
0.125% due 02/15/51 ^	222,092	171,437
0.125% due 02/15/52 ^	623,136	484,881
0.250% due 01/15/25 ^	427,217	429,913
0.250% due 07/15/29 ^	565,120	548,338
0.375% due 07/15/25 ^	493,748	498,842
0.375% due 01/15/27 ^	598,425	596,465
0.375% due 07/15/27 ^	2,139,203	2,132,495
0.500% due 04/15/24 ^	3,209,668	3,254,633
0.500% due 01/15/28 ^	2,496,509	2,480,796
0.625% due 04/15/23 ^	1,178,120	1,198,326
0.625% due 01/15/24 ^	267,635	272,256
0.625% due 01/15/26 ^	669,202	676,932
0.625% due 02/15/43 ^	1,031,134	912,731
0.750% due 07/15/28 ^	3,927,468	3,957,877
0.750% due 02/15/42 ^	127,947	117,103
0.750% due 02/15/45 ^	699,812	627,816
0.875% due 01/15/29 ^	1,774,704	1,792,387
0.875% due 02/15/47 ^	509,010	471,272
1.000% due 02/15/46 ^	1,300,691	1,234,933
1.000% due 02/15/49 ^	45,957	44,319
1.375% due 02/15/44 ^	1,761,510	1,804,864
2.000% due 01/15/26 ^	308,806	327,157
2.125% due 02/15/41 ^	396,057	460,829
3.375% due 04/15/32 ^	96,098	120,144
3.875% due 04/15/29 ^	61,552	74,359

Total U.S. Treasury Obligations (Cost $38,777,918)		35,161,785

FOREIGN GOVERNMENT BONDS & NOTES - 4.1%

French Republic Government Bond OAT (France) 0.100% due 03/01/26 ^ ~	EUR 109,179	121,484
0.100% due 07/25/38 ^ ~	107,365	112,149
0.250% due 07/25/24 ^ ~	116,373	130,551
Italy Buoni Poliennali Del Tesoro (Italy)
0.400% due 05/15/30 ^ ~	332,616	332,353
1.400% due 05/26/25 ^ ~	600,072	655,253
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 110,000	84,031
United Kingdom Inflation-Linked Gilt (United Kingdom) 0.125% due 03/22/24 ^ ~	GBP 138,025	177,765

Total Foreign Government Bonds & Notes (Cost $1,771,121)		1,613,586

	Shares
SHORT-TERM INVESTMENTS - 2.0%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	206,351	206,351

	Principal Amount	Value
U.S. Treasury Bills - 1.5%

1.591% due 09/15/22	$600,000	$598,005

Total Short-Term Investments (Cost $804,291)		804,356

TOTAL INVESTMENTS - 101.1% (Cost $43,547,757)		39,743,830

DERIVATIVES - (0.4%)		(176,339)

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(267,080)

NET ASSETS - 100.0%		$39,300,411

Notes to Schedule of Investments

(a)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the three-month period ended June 30, 2022 was $3,522,008 at a weighted average interest rate of 0.428%.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(b)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euribor	03/23	12	$3,152,482	$3,096,220	($56,262)
Euro-Bund	09/22	11	1,675,923	1,715,054	39,131
Long Gilt	09/22	1	143,752	138,748	(5,004)
U.S. Treasury 5-Year Notes	09/22	3	337,548	336,750	(798)
U.S. Treasury Ultra 10-Year Notes	09/22	6	748,478	764,250	15,772

					(7,161)

Short Futures Outstanding
Australia 3-Year Bonds	09/22	2	148,259	148,348	(89)
Euro-Bobl	09/22	5	658,580	650,725	7,855
Euro-BTP	09/22	12	1,484,944	1,548,283	(63,339)
Euro-Buxl	09/22	1	179,031	171,403	7,628
Euro-OAT	09/22	2	299,135	290,345	8,790
Euro-Schatz	09/22	24	2,737,453	2,745,084	(7,631)
Japan 10-Year Bonds	09/22	3	3,297,456	3,285,893	11,563
Short Euro-BTP	09/22	5	572,406	570,556	1,850
U.S. Treasury 2-Year Notes	09/22	3	632,012	630,047	1,965
U.S. Treasury 10-Year Notes	09/22	8	952,130	948,250	3,880
U.S. Treasury Long Bonds	09/22	4	543,217	554,500	(11,283)
U.S. Treasury Ultra 30-Year Bonds	09/22	3	470,921	463,031	7,890

					(30,921)

Total Futures Contracts					($38,082)

(c)	Forward foreign currency contracts outstanding as of June 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
EUR	79,000	USD	84,182	07/22	BRC	$—	($1,366)
EUR	222,000	USD	232,278	07/22	BRC	443	—
EUR	49,000	USD	52,634	07/22	JPM	—	(1,268)
EUR	31,000	USD	32,409	07/22	MSC	88	—
EUR	1,296,000	USD	1,351,637	07/22	SCB	6,952	—
GBP	440,521	USD	536,114	07/22	SGN	179	—
JPY	11,100,000	USD	83,410	07/22	JPM	—	(1,576)
USD	276,807	EUR	266,000	07/22	BRC	—	(2,039)
USD	84,913	EUR	80,000	07/22	BRC	1,050	—
USD	1,272,573	EUR	1,184,000	07/22	SGN	31,393	—
USD	124,719	EUR	116,000	07/22	UBS	3,117	—
USD	1,354,093	EUR	1,296,000	08/22	SCB	—	(7,029)
USD	6,045	GBP	5,000	07/22	BRC	—	(42)
USD	173,494	GBP	137,521	07/22	BRC	6,075	—
USD	375,486	GBP	298,000	07/22	JPM	12,699	—
USD	21,253	GBP	17,500	07/22	MSC	—	(52)
USD	536,363	GBP	440,521	08/22	SGN	—	(195)
USD	71,163	JPY	9,600,000	07/22	JPM	387	—
USD	43,344	JPY	5,600,000	07/22	SCB	2,058	—
USD	89,335	NZD	137,000	07/22	GSC	3,775	—

Total Forward Foreign Currency Contracts						$68,216	($13,567)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(d)	Purchased options outstanding as of June 30, 2022 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 2-Year Interest Rate Swap	Pay	1-Day USD-SOFR	1.710%	01/25/23	JPM	$1,300,000	$7,930	$1,857
Call - 2-Year Interest Rate Swap	Pay	1-Day USD-SOFR	1.428%	01/31/23	MSC	500,000	2,554	458
Call - 2-Year Interest Rate Swap	Pay	1-Day USD-SOFR	1.410%	02/02/23	BRC	500,000	2,500	457
Call - 5-Year Interest Rate Swap	Pay	1-Day USD-SOFR	2.200%	04/26/23	GSC	600,000	6,405	6,287
Call - 5-Year Interest Rate Swap	Pay	1-Day USD-SOFR	2.200%	05/31/23	MSC	1,200,000	14,400	13,897

							33,789	22,956

Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.190%	11/02/22	MSC	EUR 60,000	4,375	25,468
Put - 30-Year Interest Rate Swap	Receive	6-Month EUR-LIBOR	0.197%	11/04/22	BRC	200,000	14,957	84,583
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.237%	11/17/23	DUB	$300,000	18,621	45,256
							37,953	155,307

Total Interest Rate Swaptions							$71,742	$178,263

Total Purchased Options							$71,742	$178,263

(e)	Premiums received and value of written options outstanding as of June 30, 2022 were as follows:

Credit Default Swaptions on Credit Indices - Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - iTraxx Main 36 5Y	1.200%	07/20/22	BRC	EUR 200,000	$906	($434)
Put - CDX IG 38 5Y	1.300%	08/17/22	GSC	$100,000	225	(160)

					$1,131	($594)

Inflation Floor/Cap Options

Description	Initial Index	Foating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers	233.92	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	04/22/24	JPM	$1,900,000	$13,823	$ —
Cap - U.S. CPI Urban Consumers	234.78	Maximum of [0, Final Index/ Initial Index - (1 + 4.000%)10]	05/16/24	JPM	200,000	1,390	—

						$15,213	$—

Interest Rate Swaptions

Description Floating	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - 10-Year Interest Rate Swap	Receive	1-Day USD-SOFR	1.785%	01/25/23	JPM	$300,000	$8,299	($1,240)
Call - 10-Year Interest Rate Swap	Receive	1-Day USD-SOFR	1.579%	01/31/23	MSC	100,000	2,337	(276)
Call - 10-Year Interest Rate Swap	Receive	1-Day USD-SOFR	1.558%	02/02/23	BRC	100,000	2,287	(269)
Call - 10-Year Interest Rate Swap	Receive	1-Day USD-SOFR	2.350%	04/26/23	GSC	400,000	7,899	(7,142)
Call - 10-Year Interest Rate Swap	Receive	1-Day USD-SOFR	2.350%	05/31/23	MSC	600,000	13,073	(11,674)

							33,895	(20,601)

Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/02/22	MSC	EUR 200,000	4,851	(43,221)
Put - 10-Year Interest Rate Swap	Pay	6-Month EUR-LIBOR	0.000%	11/04/22	BRC	600,000	14,726	(129,792)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.340%	11/17/23	DUB	$1,300,000	16,380	(52,527)
							35,957	(225,540)

Total Interest Rate Swaptions							$69,852	($246,141)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Options on Securities

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - Fannie Mae 4.500% due 09/14/52	$99.66	09/07/22	JPM	$100,000	$375	($834)

Total Written Options					$86,571	($247,569)

(f)	Swap agreements outstanding as of June 30, 2022 were as follows:

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.000%	U.S. CPI Urban Consumers	Z / Z	LCH	03/03/23	$300,000	($5,314)	$—	($5,314)
5.033%	U.S. CPI Urban Consumers	Z / Z	LCH	03/08/23	200,000	(3,304)	—	(3,304)
5.470%	U.S. CPI Urban Consumers	Z / Z	LCH	03/21/23	400,000	(3,993)	—	(3,993)
5.150%	U.S. CPI Urban Consumers	Z / Z	LCH	05/23/23	100,000	129	—	129
5.185%	U.S. CPI Urban Consumers	Z / Z	LCH	05/24/23	200,000	390	—	390
(0.526%)	3-Month EUR-LIBOR	A / Q	LCH	11/21/23	EUR 800,000	(16,428)	—	(16,428)
3.850%	GBP Retail Price	Z / Z	LCH	09/15/24	GBP 200,000	(19,608)	—	(19,608)
3.330%	GBP Retail Price	Z / Z	LCH	01/15/25	100,000	(14,009)	2,815	(16,824)
0.650%	6-Month EUR-LIBOR	A / S	LCH	04/12/27	EUR 100,000	(5,068)	—	(5,068)
0.650%	6-Month EUR-LIBOR	A / S	LCH	05/11/27	100,000	(5,295)	—	(5,295)
1.000%	6-Month EUR-LIBOR	A / S	LCH	05/13/27	100,000	(3,523)	—	(3,523)
2.335%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/28	$190,000	(16,177)	338	(16,515)
2.364%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/28	50,000	(3,981)	—	(3,981)
2.379%	U.S. CPI Urban Consumers	Z / Z	LCH	07/09/28	500,000	(38,936)	(288)	(38,648)
3.593%	GBP Retail Price	Z / Z	LCH	11/15/28	GBP 45,000	(5,495)	—	(5,495)
2.165%	U.S. CPI Urban Consumers	Z / Z	LCH	04/16/29	$100,000	(10,542)	—	(10,542)
1.998%	U.S. CPI Urban Consumers	Z / Z	LCH	07/25/29	100,000	(11,804)	—	(11,804)
1.760%	U.S. CPI Urban Consumers	Z / Z	LCH	11/04/29	400,000	(57,558)	(708)	(56,850)
3.400%	GBP Retail Price	Z / Z	LCH	06/15/30	GBP 200,000	(30,867)	2,555	(33,422)
3.475%	GBP Retail Price	Z / Z	LCH	08/15/30	200,000	(38,852)	2,476	(41,328)
1.380%	Eurostat Eurozone HICP	Z / Z	LCH	03/15/31	EUR 200,000	(35,666)	(1,361)	(34,305)
2.455%	Eurostat Eurozone HICP	Z / Z	LCH	06/15/32	100,000	541	—	541
3.566%	GBP Retail Price	Z / Z	LCH	03/15/36	GBP 190,000	(33,860)	(907)	(32,953)
3.580%	GBP Retail Price	Z / Z	LCH	03/15/36	40,000	(7,006)	(413)	(6,593)
2.488%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/37	EUR 70,000	(38)	(60)	22
1.387%	Eurostat Eurozone HICP	Z / Z	LCH	08/15/49	20,000	(7,130)	—	(7,130)
2.421%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/52	10,000	(185)	—	(185)
1.888%	3-Month USD-LIBOR	S / Q	LCH	11/21/53	$100,000	(18,473)	—	(18,473)

						($392,052)	$4,447	($396,499)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.210%	U.S. CPI Urban Consumers	Z / Z	LCH	02/05/23	$120,000	$10,870	$—	$10,870
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	04/27/23	60,000	5,072	—	5,072
2.263%	U.S. CPI Urban Consumers	Z / Z	LCH	05/09/23	120,000	10,172	—	10,172
2.281%	U.S. CPI Urban Consumers	Z / Z	LCH	05/10/23	180,000	14,772	—	14,772
1.030%	France CPI Ex Tobacco	Z / Z	LCH	03/15/24	EUR 140,000	12,855	(53)	12,908
6.600%	GBP Retail Price	Z / Z	LCH	05/15/24	GBP 100,000	610	88	522
5.330%	GBP Retail Price	Z / Z	LCH	06/15/24	200,000	275	—	275
2.314%	U.S. CPI Urban Consumers	Z / Z	LCH	02/26/26	$200,000	19,678	—	19,678
2.419%	U.S. CPI Urban Consumers	Z / Z	LCH	03/05/26	100,000	9,316	—	9,316
2.768%	U.S. CPI Urban Consumers	Z / Z	LCH	05/13/26	100,000	7,218	—	7,218
2.690%	U.S. CPI Urban Consumers	Z / Z	LCH	06/01/26	100,000	7,419	—	7,419
4.735%	GBP Retail Price	Z / Z	LCH	12/15/26	GBP 200,000	9,020	(2,684)	11,704
4.615%	GBP Retail Price	Z / Z	LCH	02/15/27	100,000	3,865	—	3,865
4.626%	GBP Retail Price	Z / Z	LCH	02/15/27	100,000	3,793	—	3,793
3.000%	Eurostat Eurozone HICP	Z / Z	LCH	05/15/27	EUR 100,000	324	50	274
1.798%	U.S. CPI Urban Consumers	Z / Z	LCH	08/25/27	$500,000	71,596	—	71,596
1.890%	U.S. CPI Urban Consumers	Z / Z	LCH	08/27/27	500,000	68,309	—	68,309
3.250%	3-Month NZD-Bank Bills	S / Q	CME	03/21/28	NZD 100,000	2,011	290	1,721
2.645%	U.S. CPI Urban Consumers	Z / Z	LCH	09/10/28	$100,000	4,644	—	4,644
1.840%	3-Month USD-LIBOR	S / Q	LCH	11/21/28	400,000	19,767	—	19,767
3.470%	GBP Retail Price	Z / Z	LCH	01/15/31	GBP 120,000	24,767	—	24,767
2.311%	U.S. CPI Urban Consumers	Z / Z	LCH	02/24/31	$200,000	19,711	94	19,617
4.300%	GBP Retail Price	Z / Z	LCH	01/15/32	GBP 100,000	3,270	157	3,113
2.720%	Eurostat Eurozone HICP	Z / Z	LCH	06/15/32	EUR 200,000	(6,856)	(770)	(6,086)

						$322,478	($2,828)	$325,306

Total Interest Rate Swaps						($69,574)	$1,619	($71,193)

Total Return Swaps - Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
U.S. Treasury Inflation Protected Securities 0.625% due 01/15/24	SOFR + 6.000%	Z	MSC	08/19/22	$1,000,000	($7,587)	$—	($7,587)
U.S. Treasury Inflation Protected Securities 0.125% due 04/15/25	SOFR + 7.000%	Z	MSC	08/22/22	1,000,000	(13,876)	—	(13,876)
U.S. Treasury Inflation Protected Securities 0.250% due 01/15/25	SOFR + 7.000%	Z	MSC	08/22/22	500,000	(7,597)	—	(7,597)
U.S. Treasury Inflation Protected Securities 0.375% due 07/15/23	SOFR + 6.000%	Z	MSC	09/07/22	1,000,000	(14,109)	—	(14,109)
U.S. Treasury Inflation Protected Securities 0.125% due 07/15/31	SOFR + 7.000%	Z	MSC	01/20/23	1,000,000	(1,762)	—	(1,762)
U.S. Treasury Inflation Protected Securities 0.125% due 10/15/24	SOFR + 7.000%	Z	MSC	01/20/23	1,000,000	(7,476)	—	(7,476)

						($52,407)	$—	($52,407)

Total Swap Agreements						($121,981)	$1,619	($123,600)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(g)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$304,355	$—	$304,355	$—
	Mortgage-Backed Securities	1,109,391	—	1,109,391	—
	Asset-Backed Securities	750,357	—	750,357	—
	U.S. Treasury Obligations	35,161,785	—	35,161,785	—
	Foreign Government Bonds & Notes	1,613,586	—	1,613,586	—
	Short-Term Investments	804,356	206,351	598,005	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	68,216	—	68,216	—
	Interest Rate Contracts
	Futures	106,324	106,324	—	—
	Purchased Options	178,263	—	178,263	—
	Swaps	332,474	—	332,474	—

	Total Interest Rate Contracts	617,061	106,324	510,737	—

	Total Assets - Derivatives	685,277	106,324	578,953	—

	Total Assets	40,429,107	312,675	40,116,432	—

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(594)	—	(594)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(13,567)	—	(13,567)	—
	Interest Rate Contracts
	Futures	(144,406)	(144,406)	—	—
	Written Options	(246,975)	—	(246,975)	—
	Swaps	(456,074)	—	(456,074)	—

	Total Interest Rate Contracts	(847,455)	(144,406)	(703,049)	—

	Total Liabilities - Derivatives	(861,616)	(144,406)	(717,210)	—

	Total Liabilities	(861,616)	(144,406)	(717,210)	—

	Total	$39,567,491	$168,269	$39,399,222	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.0%

Financial - 0.0%

CBL & Associates Properties Inc REIT *	2,876	$67,557

Total Common Stocks (Cost $40,014)		67,557

	Principal Amount
CORPORATE BONDS & NOTES - 26.9%

Basic Materials - 0.7%

Anglo American Capital PLC (South Africa) 3.625% due 09/11/24 ~	$465,000	456,403
ArcelorMittal SA (Luxembourg) 7.000% due 10/15/39	80,000	80,854
Barrick Gold Corp (Canada) 5.250% due 04/01/42	30,000	29,597
Barrick North America Finance LLC (Canada) 5.700% due 05/30/41	90,000	93,360
CF Industries Inc 4.950% due 06/01/43	85,000	77,351
DuPont de Nemours Inc 5.319% due 11/15/38	55,000	54,544
Freeport-McMoRan Inc
4.625% due 08/01/30	20,000	18,590
5.400% due 11/14/34	40,000	39,117
5.450% due 03/15/43	100,000	92,728
Glencore Funding LLC (Australia)
2.500% due 09/01/30 ~	135,000	110,101
3.875% due 10/27/27 ~	10,000	9,478
4.000% due 03/27/27 ~	240,000	230,993
4.125% due 03/12/24 ~	150,000	149,348
International Flavors & Fragrances Inc
1.832% due 10/15/27 ~	200,000	172,493
3.468% due 12/01/50 ~	66,000	48,184
LYB International Finance III LLC 1.250% due 10/01/25	59,000	53,454
Nutrien Ltd (Canada) 5.000% due 04/01/49	30,000	29,931
OCP SA (Morocco) 5.125% due 06/23/51 ~	200,000	133,327
Orbia Advance Corp SAB de CV (Mexico) 2.875% due 05/11/31 ~	210,000	168,934
Southern Copper Corp (Peru) 6.750% due 04/16/40	210,000	237,649
Suzano Austria GmbH (Brazil) 3.125% due 01/15/32	50,000	37,759
3.750% due 01/15/31	240,000	194,450
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	48,000	51,631
Yamana Gold Inc (Canada) 4.625% due 12/15/27	90,000	86,596

		2,656,872

Communications - 2.6%

Alphabet Inc
0.800% due 08/15/27	30,000	26,082
1.100% due 08/15/30	30,000	24,648

	Principal Amount	Value
1.900% due 08/15/40	$30,000	$21,558
2.050% due 08/15/50	20,000	13,452
Amazon.com Inc
1.500% due 06/03/30	30,000	24,949
2.100% due 05/12/31	40,000	34,295
2.500% due 06/03/50	320,000	226,212
3.300% due 04/13/27	30,000	29,457
3.450% due 04/13/29	70,000	68,102
3.600% due 04/13/32	80,000	77,115
3.875% due 08/22/37	70,000	66,489
3.950% due 04/13/52	75,000	69,420
4.250% due 08/22/57	10,000	9,412
4.950% due 12/05/44	60,000	62,971
AT&T Inc
2.250% due 02/01/32	110,000	89,974
2.300% due 06/01/27	10,000	9,136
2.550% due 12/01/33	10,000	8,124
3.300% due 02/01/52	30,000	22,083
3.500% due 06/01/41	110,000	88,015
3.500% due 09/15/53	20,000	15,194
3.550% due 09/15/55	300,000	225,271
3.650% due 09/15/59	30,000	22,535
3.800% due 02/15/27	30,000	29,415
3.800% due 12/01/57	10,000	7,746
4.350% due 06/15/45	32,000	28,004
5.350% due 09/01/40	40,000	39,578
5.550% due 08/15/41	30,000	30,932
CCO Holdings LLC
4.500% due 08/15/30 ~	10,000	8,335
4.500% due 05/01/32	980,000	796,823
4.750% due 02/01/32 ~	40,000	32,852
5.125% due 05/01/27 ~	130,000	123,109
Charter Communications Operating LLC
2.250% due 01/15/29	300,000	246,765
3.500% due 06/01/41	40,000	28,059
3.500% due 03/01/42	20,000	13,911
3.700% due 04/01/51	225,000	152,677
4.400% due 04/01/33	360,000	321,887
4.908% due 07/23/25	190,000	190,699
5.125% due 07/01/49	40,000	33,188
5.375% due 05/01/47	10,000	8,534
5.750% due 04/01/48	10,000	8,984
6.384% due 10/23/35	20,000	20,145
6.834% due 10/23/55	30,000	30,224
Comcast Corp
2.800% due 01/15/51	312,000	221,368
2.937% due 11/01/56	27,000	18,817
3.150% due 03/01/26	30,000	29,251
3.250% due 11/01/39	185,000	152,344
3.300% due 04/01/27	20,000	19,393
3.375% due 08/15/25	20,000	19,746
3.400% due 04/01/30	30,000	28,175
3.450% due 02/01/50	40,000	31,900
3.969% due 11/01/47	70,000	60,682
3.999% due 11/01/49	61,000	53,330
4.000% due 08/15/47	20,000	17,339
4.000% due 03/01/48	10,000	8,715
4.250% due 10/15/30	200,000	197,403
4.950% due 10/15/58	10,000	10,014
5.650% due 06/15/35	20,000	21,793

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
CommScope Inc 6.000% due 03/01/26 ~	$20,000	$18,460
Corning Inc 5.750% due 08/15/40	20,000	21,002
Cox Communications Inc 2.950% due 10/01/50 ~	60,000	39,843
CSC Holdings LLC 4.500% due 11/15/31 ~	200,000	154,860
Discovery Communications LLC 3.625% due 05/15/30	100,000	89,012
DISH DBS Corp
5.250% due 12/01/26 ~	40,000	31,429
5.875% due 11/15/24	40,000	33,837
7.750% due 07/01/26	10,000	7,830
Expedia Group Inc 3.800% due 02/15/28	800,000	729,866
Fox Corp 5.476% due 01/25/39	90,000	87,537
Paramount Global 4.000% due 01/15/26	50,000	48,839
Prosus NV (China) 3.832% due 02/08/51 ~	460,000	277,868
Sprint Capital Corp 8.750% due 03/15/32	70,000	84,472
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	309,376	309,658
Telefonica Emisiones SA (Spain) 5.213% due 03/08/47	150,000	133,245
Tencent Holdings Ltd (China) 3.840% due 04/22/51 ~	330,000	256,596
Time Warner Cable LLC
5.875% due 11/15/40	50,000	45,906
6.550% due 05/01/37	140,000	140,415
6.750% due 06/15/39	20,000	19,920
7.300% due 07/01/38	230,000	240,567
Time Warner Entertainment Co LP 8.375% due 07/15/33	20,000	23,163
T-Mobile USA Inc
2.250% due 02/15/26	10,000	9,018
2.625% due 02/15/29	50,000	42,224
2.875% due 02/15/31	490,000	407,729
3.375% due 04/15/29	30,000	26,337
3.500% due 04/15/25	130,000	127,311
3.500% due 04/15/31	50,000	43,273
3.750% due 04/15/27	10,000	9,637
3.875% due 04/15/30	290,000	270,916
United Group BV (Netherlands) 4.875% due 07/01/24 ~	EUR 600,000	573,394
Verizon Communications Inc
1.750% due 01/20/31	$70,000	56,291
2.100% due 03/22/28	10,000	8,890
2.355% due 03/15/32	155,000	128,650
2.550% due 03/21/31	260,000	222,523
2.625% due 08/15/26	20,000	18,933
2.650% due 11/20/40	106,000	77,936
2.875% due 11/20/50	50,000	35,555
3.150% due 03/22/30	50,000	45,512
3.850% due 11/01/42	20,000	17,091
4.000% due 03/22/50	30,000	25,994
4.125% due 08/15/46	30,000	26,660

	Principal Amount	Value
4.329% due 09/21/28	$5,000	$4,978
4.400% due 11/01/34	90,000	86,369
4.500% due 08/10/33	550,000	536,980
4.862% due 08/21/46	20,000	19,730
5.500% due 03/16/47	30,000	32,372

		9,925,259

Consumer, Cyclical - 2.9%

7-Eleven Inc
0.950% due 02/10/26 ~	60,000	53,037
2.500% due 02/10/41 ~	49,000	33,266
Alimentation Couche-Tard Inc (Canada)
3.439% due 05/13/41 ~	85,000	63,896
3.625% due 05/13/51 ~	90,000	65,372
American Airlines Pass-Through Trust ‘A’ 3.650% due 12/15/29	133,560	110,838
American Airlines Pass-Through Trust ‘AA’ 3.200% due 12/15/29	258,958	237,311
American Airlines Pass-Through Trust ‘B’ 3.950% due 01/11/32	221,000	185,059
AutoZone Inc 3.625% due 04/15/25	100,000	98,854
British Airways Pass-Through Trust ‘AA’ (United Kingdom) 3.800% due 03/20/33 ~	378,824	358,854
Costco Wholesale Corp 1.600% due 04/20/30	40,000	33,781
Delta Air Lines Inc
2.900% due 10/28/24	80,000	74,085
3.800% due 04/19/23	10,000	9,916
4.500% due 10/20/25 ~	70,000	68,083
4.750% due 10/20/28 ~	590,000	557,782
7.000% due 05/01/25 ~	170,000	172,302
Delta Air Lines Pass-Through Trust ‘A’ 2.500% due 12/10/29	122,892	107,762
Delta Air Lines Pass-Through Trust ‘B’ 4.250% due 01/30/25	93,284	91,209
Ford Motor Credit Co LLC
1.355% due 02/07/25	EUR 300,000	279,618
3.250% due 09/15/25	300,000	288,809
3.375% due 11/13/25	$700,000	632,534
4.000% due 11/13/30	200,000	162,454
4.125% due 08/17/27	200,000	176,677
General Motors Co
5.150% due 04/01/38	20,000	17,471
5.950% due 04/01/49	20,000	18,613
6.125% due 10/01/25	45,000	46,587
6.250% due 10/02/43	40,000	38,181
General Motors Financial Co Inc
1.200% due 10/15/24	45,000	41,883
2.700% due 06/10/31	65,000	51,283
2.750% due 06/20/25	340,000	319,487
3.800% due 04/07/25	35,000	34,167
4.250% due 05/15/23	30,000	30,113
4.350% due 01/17/27	60,000	57,608
Hasbro Inc 3.900% due 11/19/29	50,000	45,962
Hilton Domestic Operating Co Inc
5.375% due 05/01/25 ~	20,000	19,650
5.750% due 05/01/28 ~	20,000	19,049

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Hilton Worldwide Finance LLC 4.875% due 04/01/27	$130,000	$122,639
Hyundai Capital America
1.300% due 01/08/26 ~	40,000	35,548
2.650% due 02/10/25 ~	150,000	143,223
5.875% due 04/07/25 ~	300,000	309,427
JetBlue Pass-Through Trust ‘A’ 4.000% due 05/15/34	270,553	252,208
JetBlue Pass-Through Trust ‘B’ 7.750% due 05/15/30	109,654	112,532
Las Vegas Sands Corp
2.900% due 06/25/25	360,000	321,533
3.200% due 08/08/24	430,000	406,640
Lear Corp 2.600% due 01/15/32	25,000	19,530
Lennar Corp 4.500% due 04/30/24	35,000	34,944
Lowe’s Cos Inc 4.500% due 04/15/30	20,000	19,781
Magallanes Inc
3.755% due 03/15/27 ~	20,000	18,777
4.054% due 03/15/29 ~	30,000	27,501
4.279% due 03/15/32 ~	220,000	196,834
5.050% due 03/15/42 ~	20,000	17,047
5.141% due 03/15/52 ~	150,000	126,099
McDonald’s Corp
3.500% due 03/01/27	20,000	19,621
3.500% due 07/01/27	10,000	9,807
3.600% due 07/01/30	160,000	152,465
3.625% due 09/01/49	10,000	8,280
3.700% due 01/30/26	40,000	39,946
3.800% due 04/01/28	30,000	29,424
4.200% due 04/01/50	110,000	98,497
MDC Holdings Inc 2.500% due 01/15/31	40,000	29,564
Mileage Plus Holdings LLC 6.500% due 06/20/27 ~	150,000	147,874
New Red Finance Inc (Canada)
3.500% due 02/15/29 ~	30,000	25,448
3.875% due 01/15/28 ~	20,000	17,401
Newell Brands Inc
4.100% due 04/01/23	20,000	19,858
4.450% due 04/01/26	10,000	9,556
NIKE Inc
2.750% due 03/27/27	90,000	86,678
3.250% due 03/27/40	20,000	17,154
3.375% due 03/27/50	80,000	68,224
Nissan Motor Acceptance Co LLC
2.000% due 03/09/26 ~	300,000	259,912
2.750% due 03/09/28 ~	300,000	251,098
Nissan Motor Co Ltd (Japan) 3.522% due 09/17/25 ~	720,000	682,309
Nordstrom Inc 4.250% due 08/01/31	94,000	71,440
O’Reilly Automotive Inc 3.900% due 06/01/29	100,000	94,793
Sands China Ltd (Macao)
2.550% due 03/08/27 ~	250,000	182,484
3.100% due 03/08/29 ~	200,000	141,856

	Principal Amount	Value
5.125% due 08/08/25	$310,000	$260,575
Spirit Loyalty Cayman Ltd 8.000% due 09/20/25 ~	270,000	277,595
Starbucks Corp 3.350% due 03/12/50	40,000	30,353
Target Corp 2.250% due 04/15/25	30,000	28,998
The Home Depot Inc
3.300% due 04/15/40	40,000	34,028
3.350% due 04/15/50	150,000	122,143
3.900% due 06/15/47	10,000	8,962
Tractor Supply Co 1.750% due 11/01/30	100,000	78,669
United Airlines Inc
4.375% due 04/15/26 ~	10,000	8,847
4.625% due 04/15/29 ~	80,000	68,136
United Airlines Pass-Through Trust ‘A’
3.100% due 04/07/30	80,023	68,554
3.700% due 09/01/31	212,644	188,515
United Airlines Pass-Through Trust ‘B’
3.650% due 04/07/27	224,323	204,737
3.650% due 07/07/27	157,778	143,831
VOC Escrow Ltd
5.000% due 02/15/28 ~	90,000	72,439
Walmart Inc
1.500% due 09/22/28	60,000	52,664
1.800% due 09/22/31	30,000	25,499

		10,904,050

Consumer, Non-Cyclical - 3.0%

Abbott Laboratories
4.750% due 11/30/36	30,000	31,839
4.900% due 11/30/46	60,000	63,040
AbbVie Inc
2.950% due 11/21/26	270,000	256,025
3.200% due 11/21/29	390,000	359,089
3.600% due 05/14/25	70,000	68,956
3.750% due 11/14/23	10,000	10,033
3.800% due 03/15/25	90,000	89,392
4.050% due 11/21/39	100,000	89,342
4.250% due 11/21/49	245,000	217,914
Aetna Inc 2.800% due 06/15/23	40,000	39,524
Altria Group Inc
2.450% due 02/04/32	220,000	165,911
3.400% due 02/04/41	120,000	79,591
3.875% due 09/16/46	20,000	13,485
4.400% due 02/14/26	181,000	178,123
4.800% due 02/14/29	6,000	5,708
5.800% due 02/14/39	40,000	36,411
5.950% due 02/14/49	70,000	61,489
6.200% due 02/14/59	12,000	10,933
Amgen Inc
2.770% due 09/01/53	43,000	29,106
4.663% due 06/15/51	11,000	10,314
Anheuser-Busch Cos LLC (Belgium)
3.650% due 02/01/26	150,000	147,805
4.900% due 02/01/46	90,000	84,759

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Anheuser-Busch InBev Worldwide Inc (Belgium)
3.750% due 07/15/42	$355,000	$288,086
4.350% due 06/01/40	60,000	53,797
4.500% due 06/01/50	130,000	117,086
4.750% due 01/23/29	210,000	213,857
5.550% due 01/23/49	30,000	30,704
AstraZeneca PLC (United Kingdom) 6.450% due 09/15/37	35,000	42,103
Baptist Healthcare System Obligated Group 3.540% due 08/15/50	395,000	315,246
BAT Capital Corp (United Kingdom)
2.259% due 03/25/28	200,000	167,740
3.557% due 08/15/27	190,000	173,972
4.390% due 08/15/37	40,000	31,794
4.540% due 08/15/47	60,000	44,097
Bausch Health Cos Inc
5.000% due 02/15/29 ~	50,000	26,154
5.250% due 01/30/30 ~	250,000	129,884
6.250% due 02/15/29 ~	110,000	58,850
7.250% due 05/30/29 ~	50,000	27,202
Becton Dickinson and Co
3.363% due 06/06/24	50,000	49,520
3.734% due 12/15/24	14,000	13,948
4.685% due 12/15/44	32,000	29,629
Biogen Inc 2.250% due 05/01/30	34,000	27,899
Bon Secours Mercy Health Inc 3.205% due 06/01/50	125,000	93,610
Boston Scientific Corp 4.550% due 03/01/39	30,000	28,095
Bristol-Myers Squibb Co
2.350% due 11/13/40	25,000	18,535
4.550% due 02/20/48	90,000	88,287
Bunge Ltd Finance Corp 2.750% due 05/14/31	95,000	78,512
Cargill Inc 1.375% due 07/23/23 ~	40,000	39,226
Cigna Corp
3.750% due 07/15/23	66,000	66,177
4.125% due 11/15/25	40,000	40,105
4.375% due 10/15/28	190,000	188,730
4.900% due 12/15/48	110,000	105,844
Cintas Corp No 2 4.000% due 05/01/32	50,000	49,162
CommonSpirit Health 2.782% due 10/01/30	185,000	160,078
Constellation Brands Inc
3.600% due 05/09/24	50,000	49,849
4.350% due 05/09/27	50,000	49,623
CVS Health Corp
1.875% due 02/28/31	30,000	24,053
2.125% due 09/15/31	100,000	81,219
3.625% due 04/01/27	10,000	9,750
3.750% due 04/01/30	210,000	196,637
4.125% due 04/01/40	100,000	87,462
4.250% due 04/01/50	20,000	17,265
4.300% due 03/25/28	36,000	35,655
4.875% due 07/20/35	105,000	104,083

	Principal Amount	Value
5.050% due 03/25/48	$140,000	$134,216
5.125% due 07/20/45	60,000	57,925
DH Europe Finance II Sarl 3.250% due 11/15/39	60,000	49,871
DP World PLC (United Arab Emirates) 5.625% due 09/25/48 ~	200,000	187,951
Elevance Health Inc
2.250% due 05/15/30	105,000	89,824
3.350% due 12/01/24	40,000	39,484
3.650% due 12/01/27	30,000	29,221
4.100% due 05/15/32	10,000	9,742
4.550% due 05/15/52	20,000	18,858
Gilead Sciences Inc
2.600% due 10/01/40	90,000	65,941
3.650% due 03/01/26	90,000	88,535
4.750% due 03/01/46	30,000	28,833
Global Payments Inc 3.200% due 08/15/29	122,000	106,726
HCA Inc
3.500% due 09/01/30	40,000	34,144
4.500% due 02/15/27	40,000	38,490
5.250% due 06/15/26	440,000	438,601
5.375% due 02/01/25	20,000	19,956
5.875% due 02/01/29	30,000	30,082
Humana Inc
3.150% due 12/01/22	50,000	50,021
3.950% due 03/15/27	40,000	39,270
4.625% due 12/01/42	20,000	18,620
4.800% due 03/15/47	20,000	19,293
Johnson & Johnson
0.950% due 09/01/27	80,000	70,660
3.625% due 03/03/37	30,000	28,479
Keurig Dr Pepper Inc 3.200% due 05/01/30	165,000	147,784
Kraft Heinz Foods Co
4.250% due 03/01/31	10,000	9,521
4.375% due 06/01/46	55,000	45,924
4.625% due 10/01/39	65,000	57,160
5.000% due 06/04/42	10,000	9,153
5.500% due 06/01/50	20,000	19,245
6.500% due 02/09/40	200,000	216,525
Mars Inc 3.200% due 04/01/30 ~	40,000	37,181
MedStar Health Inc 3.626% due 08/15/49	90,000	74,649
Merck & Co Inc 1.450% due 06/24/30	110,000	91,492
MidMichigan Health 3.409% due 06/01/50	55,000	44,139
PayPal Holdings Inc 1.650% due 06/01/25	40,000	37,772
PeaceHealth Obligated Group 3.218% due 11/15/50	115,000	86,600
PepsiCo Inc
2.250% due 03/19/25	10,000	9,752
2.625% due 03/19/27	60,000	57,621
2.875% due 10/15/49	20,000	15,918
Pfizer Inc 2.625% due 04/01/30	60,000	54,825

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Philip Morris International Inc 4.500% due 03/20/42	$30,000	$26,035
Piedmont Healthcare Inc 2.864% due 01/01/52	55,000	39,801
Prime Security Services Borrower LLC 5.750% due 04/15/26 ~	30,000	28,035
Quanta Services Inc 2.350% due 01/15/32	90,000	69,806
Regeneron Pharmaceuticals Inc 1.750% due 09/15/30	600,000	481,639
Reynolds American Inc (United Kingdom)
5.850% due 08/15/45	50,000	42,040
6.150% due 09/15/43	30,000	27,851
S&P Global Inc 2.700% due 03/01/29 ~	82,000	74,676
Smithfield Foods Inc 3.000% due 10/15/30 ~	100,000	83,017
Takeda Pharmaceutical Co Ltd (Japan) 2.050% due 03/31/30	225,000	188,410
Teva Pharmaceutical Finance Co BV (Israel) 2.950% due 12/18/22	260,000	256,457
Teva Pharmaceutical Finance Co LLC (Israel) 6.150% due 02/01/36	20,000	16,760
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.800% due 07/21/23	140,000	135,730
3.150% due 10/01/26	270,000	222,279
4.100% due 10/01/46	10,000	6,259
The Coca-Cola Co 2.500% due 03/15/51	20,000	14,523
The Procter & Gamble Co 2.800% due 03/25/27	10,000	9,682
Thermo Fisher Scientific Inc 2.000% due 10/15/31	85,000	71,349
Triton Container International Ltd (Bermuda) 2.050% due 04/15/26 ~	150,000	132,825
Tyson Foods Inc 3.550% due 06/02/27	75,000	71,939
United Rentals North America Inc
3.750% due 01/15/32	50,000	41,157
3.875% due 02/15/31	20,000	16,912
UnitedHealth Group Inc
2.000% due 05/15/30	30,000	25,734
2.300% due 05/15/31	20,000	17,341
2.375% due 10/15/22	10,000	10,000
3.250% due 05/15/51	230,000	180,990
3.750% due 07/15/25	80,000	80,004
3.875% due 08/15/59	50,000	43,306
4.000% due 05/15/29	100,000	99,128
4.200% due 05/15/32	60,000	60,002
4.250% due 06/15/48	60,000	56,085
4.450% due 12/15/48	10,000	9,624
Universal Health Services Inc 2.650% due 10/15/30 ~	42,000	33,632
University of Miami 4.063% due 04/01/52	20,000	18,080
Utah Acquisition Sub Inc 3.950% due 06/15/26	105,000	99,113

	Principal Amount	Value
Viatris Inc 3.850% due 06/22/40	$60,000	$42,587
West Virginia United Health System Obligated Group 3.129% due 06/01/50	55,000	40,312
Zimmer Biomet Holdings Inc 2.600% due 11/24/31	68,000	55,737

		11,141,175

Energy - 3.1%

Apache Corp
4.750% due 04/15/43	40,000	31,226
5.100% due 09/01/40	70,000	59,310
5.250% due 02/01/42	10,000	8,384
5.350% due 07/01/49	70,000	55,447
Baker Hughes Holdings LLC
5.125% due 09/15/40	50,000	49,097
Boardwalk Pipelines LP 4.450% due 07/15/27	85,000	82,329
BP Capital Markets America Inc
2.772% due 11/10/50	225,000	156,573
2.939% due 06/04/51	55,000	39,446
3.000% due 02/24/50	130,000	94,653
3.633% due 04/06/30	200,000	189,413
3.790% due 02/06/24	10,000	10,047
Cameron LNG LLC
2.902% due 07/15/31 ~	10,000	8,817
3.302% due 01/15/35 ~	130,000	111,413
Cheniere Energy Inc 4.625% due 10/15/28	20,000	18,076
Cheniere Energy Partners LP
3.250% due 01/31/32 ~	90,000	71,073
4.000% due 03/01/31	30,000	25,579
Chevron Corp 3.078% due 05/11/50	60,000	47,850
Chevron USA Inc 3.850% due 01/15/28	30,000	29,828
ConocoPhillips 6.500% due 02/01/39	10,000	11,758
Continental Resources Inc
2.268% due 11/15/26 ~	30,000	26,653
3.800% due 06/01/24	40,000	39,530
4.375% due 01/15/28	90,000	84,769
4.500% due 04/15/23	50,000	50,255
4.900% due 06/01/44	20,000	15,784
5.750% due 01/15/31 ~	370,000	358,426
Coterra Energy Inc
3.900% due 05/15/27 ~	205,000	196,746
4.375% due 03/15/29 ~	280,000	274,923
DCP Midstream Operating LP 6.450% due 11/03/36 ~	20,000	19,725
Devon Energy Corp
4.500% due 01/15/30	8,000	7,565
4.750% due 05/15/42	20,000	18,169
5.000% due 06/15/45	230,000	213,798
5.250% due 10/15/27	6,000	6,079
5.875% due 06/15/28	206,000	210,390
Diamondback Energy Inc
3.250% due 12/01/26	140,000	136,699
3.500% due 12/01/29	190,000	174,212

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
DT Midstream Inc 4.300% due 04/15/32 ~	$70,000	$64,308
Ecopetrol SA (Colombia) 5.875% due 05/28/45	220,000	150,150
Energy Transfer Operating LP
2.900% due 05/15/25	10,000	9,515
3.900% due 05/15/24	230,000	228,378
3.900% due 07/15/26	305,000	293,501
4.950% due 06/15/28	50,000	49,320
5.250% due 04/15/29	270,000	267,753
6.250% due 02/15/23	20,000	15,017
6.250% due 04/15/49	160,000	155,433
6.750% due 05/15/25	20,000	16,764
7.125% due 05/15/30	10,000	8,607
Eni SPA (Italy) 4.000% due 09/12/23 ~	200,000	199,114
Enterprise Products Operating LLC
3.950% due 01/31/60	30,000	23,795
4.150% due 10/16/28	100,000	97,803
4.200% due 01/31/50	90,000	75,244
4.800% due 02/01/49	10,000	9,065
4.850% due 03/15/44	10,000	9,130
7.550% due 04/15/38	220,000	261,353
EOG Resources Inc
3.900% due 04/01/35	30,000	27,728
4.375% due 04/15/30	30,000	30,152
4.950% due 04/15/50	30,000	31,076
EQT Corp
3.625% due 05/15/31 ~	80,000	69,281
3.900% due 10/01/27	280,000	261,020
5.000% due 01/15/29	40,000	38,786
Exxon Mobil Corp
2.995% due 08/16/39	180,000	147,293
3.043% due 03/01/26	140,000	137,561
3.482% due 03/19/30	220,000	211,177
4.114% due 03/01/46	50,000	45,717
4.327% due 03/19/50	30,000	28,363
Flex Intermediate Holdco LLC
3.363% due 06/30/31 ~	45,000	36,793
4.317% due 12/30/39 ~	35,000	27,297
Gray Oak Pipeline LLC
2.600% due 10/15/25 ~	300,000	280,523
3.450% due 10/15/27 ~	125,000	114,462
HF Sinclair Corp
2.625% due 10/01/23 ~	35,000	34,006
5.875% due 04/01/26 ~	63,000	63,623
KazMunayGas National Co JSC (Kazakhstan) 5.375% due 04/24/30 ~	200,000	176,855
Kinder Morgan Energy Partners LP 5.500% due 03/01/44	10,000	9,388
Kinder Morgan Inc
4.300% due 06/01/25	50,000	49,817
4.300% due 03/01/28	130,000	126,596
5.050% due 02/15/46	30,000	26,908
5.200% due 03/01/48	50,000	45,786
5.550% due 06/01/45	30,000	28,318
Midwest Connector Capital Co LLC 3.900% due 04/01/24 ~	500,000	490,999

	Principal Amount	Value
MPLX LP
4.500% due 04/15/38	$305,000	$267,926
4.700% due 04/15/48	60,000	50,567
4.800% due 02/15/29	120,000	118,137
NGPL PipeCo LLC 3.250% due 07/15/31 ~	50,000	41,714
Occidental Petroleum Corp
5.550% due 03/15/26	90,000	89,543
6.450% due 09/15/36	310,000	318,500
Petrobras Global Finance BV (Brazil)
5.299% due 01/27/25	415,000	421,723
5.500% due 06/10/51	160,000	121,671
6.900% due 03/19/49	230,000	206,005
Petroleos Mexicanos (Mexico) 6.875% due 08/04/26	220,000	198,668
Phillips 66 Co 3.550% due 10/01/26 ~	100,000	97,189
Pioneer Natural Resources Co
1.125% due 01/15/26	20,000	17,894
1.900% due 08/15/30	135,000	110,390
2.150% due 01/15/31	30,000	24,731
Range Resources Corp
4.875% due 05/15/25	10,000	9,772
5.000% due 03/15/23	63,000	62,632
Reliance Industries Ltd (India) 3.625% due 01/12/52 ~	310,000	225,442
Sabine Pass Liquefaction LLC 5.625% due 03/01/25	200,000	204,223
Schlumberger Holdings Corp 3.900% due 05/17/28 ~	40,000	37,834
Shell International Finance BV (Netherlands)
2.875% due 05/10/26	20,000	19,345
3.125% due 11/07/49	50,000	38,468
4.375% due 05/11/45	280,000	260,989
4.550% due 08/12/43	50,000	47,541
Southwestern Energy Co
4.750% due 02/01/32	30,000	25,708
5.375% due 03/15/30	20,000	18,441
Targa Resources Corp
due 07/01/27 #	121,000	121,629
4.200% due 02/01/33	20,000	18,143
Targa Resources Partners LP
4.000% due 01/15/32	10,000	8,576
4.875% due 02/01/31	90,000	82,209
5.000% due 01/15/28	30,000	28,605
5.500% due 03/01/30	20,000	19,120
6.500% due 07/15/27	10,000	10,260
6.875% due 01/15/29	10,000	10,222
Tennessee Gas Pipeline Co LLC 2.900% due 03/01/30 ~	30,000	25,943
The Williams Cos Inc
3.750% due 06/15/27	90,000	86,021
7.500% due 01/15/31	190,000	218,767
TransCanada PipeLines Ltd (Canada) 6.200% due 10/15/37	55,000	59,843
Transcontinental Gas Pipe Line Co LLC 7.850% due 02/01/26	30,000	33,166
Venture Global Calcasieu Pass LLC 3.875% due 11/01/33 ~	40,000	33,119

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Western Midstream Operating LP
3.600% due 02/01/25	$30,000	$27,697
4.055% (USD LIBOR + 1.850%) due 01/13/23 §	20,000	19,902
4.500% due 03/01/28	30,000	27,199
4.550% due 02/01/30	60,000	52,068
4.650% due 07/01/26	50,000	47,206
5.300% due 03/01/48	117,000	94,545
5.500% due 08/15/48	60,000	49,016
5.750% due 02/01/50	50,000	40,300

		11,556,426

Financial - 10.8%

AerCap Ireland Capital DAC (Ireland) 2.450% due 10/29/26	430,000	374,728
AIB Group PLC (Ireland) 4.263% due 04/10/25 ~	200,000	196,263
Air Lease Corp
3.000% due 09/15/23	555,000	542,846
3.375% due 07/01/25	30,000	28,282
Alexandria Real Estate Equities Inc REIT 1.875% due 02/01/33	100,000	75,310
American Campus Communities Operating Partnership LP REIT 2.250% due 01/15/29	40,000	37,074
American Express Co
2.550% due 03/04/27	75,000	69,942
3.375% due 05/03/24	60,000	59,624
4.050% due 05/03/29	80,000	78,498
American Homes 4 Rent LP REIT 4.250% due 02/15/28	200,000	191,205
American International Group Inc 4.375% due 06/30/50	140,000	124,453
American Tower Corp REIT
1.500% due 01/31/28	135,000	112,374
2.950% due 01/15/51	41,000	27,843
3.100% due 06/15/50	64,000	44,365
Athene Global Funding 2.500% due 01/14/25 ~	215,000	204,600
Atrium European Real Estate Ltd (Poland) 3.000% due 09/11/25 ~	EUR 800,000	768,409
Australia & New Zealand Banking Group Ltd (Australia) 4.400% due 05/19/26 ~	$205,000	202,504
Avolon Holdings Funding Ltd (Ireland)
2.125% due 02/21/26 ~	45,000	38,958
2.528% due 11/18/27 ~	523,000	426,778
4.250% due 04/15/26 ~	365,000	338,471
Banco Santander SA (Spain)
2.749% due 12/03/30	200,000	159,048
3.848% due 04/12/23	200,000	199,904
Bank of America Corp
2.572% due 10/20/32	475,000	392,278
2.592% due 04/29/31	330,000	280,171
2.676% due 06/19/41	420,000	302,805
2.972% due 02/04/33	100,000	85,284
3.004% due 12/20/23	155,000	154,531
3.419% due 12/20/28	203,000	189,230
3.500% due 04/19/26	50,000	48,802
3.550% due 03/05/24	90,000	89,743

	Principal Amount	Value
3.593% due 07/21/28	$100,000	$94,406
3.705% due 04/24/28	370,000	353,060
3.841% due 04/25/25	90,000	89,624
3.974% due 02/07/30	240,000	226,987
4.083% due 03/20/51	80,000	69,144
4.200% due 08/26/24	90,000	90,267
4.250% due 10/22/26	650,000	641,333
4.330% due 03/15/50	20,000	18,012
4.376% due 04/27/28	335,000	330,103
4.450% due 03/03/26	90,000	89,716
4.571% due 04/27/33	190,000	185,134
Bank of Montreal (Canada)
1.850% due 05/01/25	100,000	94,727
3.803% due 12/15/32	60,000	55,663
Barclays PLC (United Kingdom)
4.972% due 05/16/29	200,000	196,753
5.088% due 06/20/30	300,000	283,450
7.250% due 03/15/23 ~	GBP 200,000	240,001
7.750% due 09/15/23	$300,000	295,500
Berkshire Hathaway Finance Corp
3.850% due 03/15/52	150,000	128,688
4.250% due 01/15/49	70,000	64,655
BNP Paribas SA (France)
1.904% due 09/30/28 ~	900,000	769,874
2.159% due 09/15/29 ~	200,000	167,504
2.219% due 06/09/26 ~	200,000	184,910
2.824% due 01/26/41 ~	350,000	242,248
4.375% due 03/01/33 ~	250,000	232,115
BPCE SA (France) 1.652% due 10/06/26 ~	295,000	264,497
Brixmor Operating Partnership LP REIT
2.250% due 04/01/28	70,000	60,107
2.500% due 08/16/31	25,000	19,632
Brookfield Finance Inc (Canada) 3.500% due 03/30/51	115,000	82,953
Brown & Brown Inc 2.375% due 03/15/31	220,000	174,377
Capital One Financial Corp 3.800% due 01/31/28	170,000	160,060
Carlyle Finance LLC 5.650% due 09/15/48 ~	150,000	145,604
Citigroup Inc
3.057% due 01/25/33	340,000	288,520
3.785% due 03/17/33	180,000	162,337
3.875% due 03/26/25	455,000	449,088
4.075% due 04/23/29	150,000	142,722
4.400% due 06/10/25	170,000	169,984
4.412% due 03/31/31	75,000	71,711
4.658% due 05/24/28	40,000	39,727
4.910% due 05/24/33	110,000	108,666
5.500% due 09/13/25	490,000	504,199
5.950% due 01/30/23	140,000	137,522
5.950% due 05/15/25	70,000	65,072
6.675% due 09/13/43	70,000	78,668
8.125% due 07/15/39	130,000	169,422
Cooperatieve Rabobank UA (Netherlands)
3.758% due 04/06/33 ~	250,000	225,880
4.375% due 08/04/25	510,000	506,488

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Corebridge Financial Inc
3.650% due 04/05/27 ~	$135,000	$127,025
3.850% due 04/05/29 ~	25,000	23,126
Credit Agricole SA (France) 1.247% due 01/26/27 ~	250,000	220,481
Credit Suisse AG (Switzerland) 3.700% due 02/21/25	500,000	488,818
Credit Suisse Group AG (Switzerland)
2.193% due 06/05/26 ~	250,000	226,925
3.869% due 01/12/29 ~	300,000	269,866
4.194% due 04/01/31 ~	420,000	372,027
4.282% due 01/09/28 ~	250,000	233,632
9.750% due 06/23/27 ~	230,000	235,462
Crown Castle International Corp REIT 3.100% due 11/15/29	100,000	88,378
Danske Bank AS (Denmark)
4.298% due 04/01/28 ~	300,000	284,782
5.375% due 01/12/24 ~	400,000	403,864
Deutsche Bank AG (Germany)
2.625% due 12/16/24 ~	GBP 200,000	231,969
2.783% (USD LIBOR + 1.230%) due 02/27/23 §	$300,000	299,699
3.961% due 11/26/25	300,000	290,173
Diversified Healthcare Trust REIT 9.750% due 06/15/25	300,000	296,370
Empower Finance LP (Canada) 3.075% due 09/17/51 ~	115,000	82,634
Equinix Inc REIT 2.000% due 05/15/28	109,000	93,684
F&G Global Funding 1.750% due 06/30/26 ~	45,000	39,912
Goodman US Finance Three LLC REIT (Australia) 3.700% due 03/15/28 ~	200,000	191,649
Healthcare Trust of America Holdings LP REIT 2.000% due 03/15/31	200,000	155,231
Healthpeak Properties Inc REIT 2.125% due 12/01/28	79,000	68,297
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	195,779
HSBC Holdings PLC (United Kingdom)
2.871% due 11/22/32	200,000	163,857
4.762% due 03/29/33	210,000	193,913
4.950% due 03/31/30	230,000	227,449
Hudson Pacific Properties LP REIT 4.650% due 04/01/29	800,000	768,680
ING Groep NV (Netherlands) 4.625% due 01/06/26 ~	700,000	699,651
International Lease Finance Corp 5.875% due 08/15/22	150,000	150,290
Intesa Sanpaolo SPA (Italy)
3.375% due 01/12/23 ~	220,000	219,080
5.017% due 06/26/24 ~	370,000	353,388
JPMorgan Chase & Co
2.083% due 04/22/26	590,000	552,436
2.522% due 04/22/31	160,000	136,417
3.109% due 04/22/51	30,000	22,047
3.509% due 01/23/29	150,000	140,458
4.203% due 07/23/29	170,000	164,151

	Principal Amount	Value
4.452% due 12/05/29	$70,000	$68,257
4.586% due 04/26/33	260,000	255,653
4.950% due 06/01/45	50,000	47,835
Jyske Realkredit AS (Denmark) 1.500% due 10/01/53	DKK 890,986	103,409
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	$30,000	29,998
Life Storage LP REIT 2.400% due 10/15/31	75,000	59,772
Lloyds Banking Group PLC (United Kingdom)
2.636% (AUD Bank Bill + 1.400%) due 03/07/25 §	AUD 800,000	547,709
4.375% due 03/22/28	$500,000	486,307
Macquarie Group Ltd (Australia) 1.340% due 01/12/27 ~	185,000	162,888
Mastercard Inc 3.850% due 03/26/50	60,000	55,067
MetLife Inc 4.125% due 08/13/42	110,000	99,116
Mizuho Financial Group Inc (Japan) 3.261% due 05/22/30	300,000	269,213
Morgan Stanley
2.188% due 04/28/26	240,000	224,984
2.475% due 01/21/28	810,000	736,976
2.699% due 01/22/31	80,000	69,363
3.622% due 04/01/31	230,000	211,485
3.737% due 04/24/24	100,000	99,694
3.772% due 01/24/29	10,000	9,498
4.431% due 01/23/30	10,000	9,726
4.457% due 04/22/39	150,000	139,961
MPT Operating Partnership LP REIT 2.550% due 12/05/23	GBP 700,000	818,870
National Retail Properties Inc REIT 3.500% due 10/15/27	$200,000	187,837
NatWest Group PLC (United Kingdom)
4.445% due 05/08/30	200,000	188,479
4.892% due 05/18/29	200,000	194,016
New York Life Global Funding 0.950% due 06/24/25 ~	40,000	36,893
New York Life Insurance Co 3.750% due 05/15/50 ~	150,000	122,877
Northwestern Mutual Global Funding 1.700% due 06/01/28 ~	50,000	44,173
Nykredit Realkredit AS (Denmark) 1.500% due 10/01/53 ~	DKK 1,197,164	132,120
Office Properties Income Trust REIT
2.400% due 02/01/27	$90,000	73,614
4.500% due 02/01/25	50,000	47,953
Omega Healthcare Investors Inc REIT 3.375% due 02/01/31	900,000	731,684
Park Aerospace Holdings Ltd (Ireland) 5.250% due 08/15/22 ~	4,000	4,000
Physicians Realty LP REIT 2.625% due 11/01/31	30,000	24,182
Principal Life Global Funding II 1.250% due 06/23/25 ~	20,000	18,387
Public Storage REIT
1.950% due 11/09/28	38,000	32,892
2.250% due 11/09/31	32,000	26,487

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Royal Bank of Canada (Canada)
1.150% due 06/10/25	$90,000	$83,383
1.600% due 04/17/23	50,000	49,462
Sabra Health Care LP REIT 3.200% due 12/01/31	50,000	39,736
Santander Holdings USA Inc
3.450% due 06/02/25	700,000	673,854
4.500% due 07/17/25	100,000	99,164
Scentre Group Trust 1 REIT (Australia) 3.625% due 01/28/26 ~	220,000	212,265
Societe Generale SA (France)
1.792% due 06/09/27 ~	300,000	262,204
4.250% due 04/14/25 ~	200,000	196,265
Spirit Realty LP REIT 3.400% due 01/15/30	800,000	693,558
Standard Chartered PLC (United Kingdom)
1.456% due 01/14/27 ~	500,000	441,531
2.220% (SOFR + 0.930%) due 11/23/25 ~ §	300,000	293,205
Sumitomo Mitsui Financial Group Inc (Japan) 2.472% due 01/14/29	300,000	261,544
Teachers Insurance & Annuity Association of America
3.300% due 05/15/50 ~	50,000	38,258
4.900% due 09/15/44 ~	40,000	38,443
6.850% due 12/16/39 ~	18,000	21,259
The Bank of New York Mellon Corp 1.600% due 04/24/25	30,000	28,275
The Bank of Nova Scotia (Canada) 4.588% due 05/04/37	100,000	92,056
The Goldman Sachs Group Inc
1.948% due 10/21/27	360,000	318,852
2.383% due 07/21/32	330,000	267,179
2.640% due 02/24/28	320,000	290,660
3.615% due 03/15/28	50,000	47,358
3.850% due 07/08/24	70,000	70,213
4.017% due 10/31/38	120,000	104,970
4.223% due 05/01/29	220,000	211,675
4.250% due 10/21/25	540,000	536,705
5.150% due 05/22/45	240,000	228,448
6.250% due 02/01/41	110,000	122,124
The Norinchukin Bank (Japan) 2.080% due 09/22/31 ~	300,000	244,955
The Toronto-Dominion Bank (Canada) 1.150% due 06/12/25	270,000	249,366
UBS Group AG (Switzerland)
1.494% due 08/10/27 ~	200,000	175,157
7.000% due 01/31/24 ~	250,000	244,156
UDR Inc REIT
1.900% due 03/15/33	30,000	22,706
2.100% due 08/01/32	200,000	155,772
Visa Inc
3.150% due 12/14/25	80,000	78,883
4.300% due 12/14/45	140,000	138,517
Wells Fargo & Co
2.188% due 04/30/26	80,000	74,946
2.393% due 06/02/28	600,000	537,797
2.879% due 10/30/30	110,000	96,823
3.000% due 10/23/26	380,000	358,806

	Principal Amount	Value
3.196% due 06/17/27	$580,000	$550,096
3.350% due 03/02/33	50,000	44,414
3.584% due 05/22/28	100,000	94,951
4.400% due 06/14/46	30,000	26,180
4.478% due 04/04/31	560,000	548,214
4.611% due 04/25/53	70,000	64,896
4.750% due 12/07/46	110,000	100,952
4.900% due 11/17/45	50,000	46,458
5.013% due 04/04/51	620,000	609,765
5.375% due 11/02/43	80,000	78,544
Westpac Banking Corp (Australia) 3.133% due 11/18/41	53,000	38,942
WP Carey Inc REIT
2.250% due 04/01/33	55,000	42,311
2.400% due 02/01/31	75,000	61,332

		40,505,993

Industrial - 1.3%

3M Co
2.375% due 08/26/29	60,000	53,864
3.050% due 04/15/30	10,000	9,337
3.700% due 04/15/50	190,000	163,229
Ball Corp 3.125% due 09/15/31	50,000	40,416
Carrier Global Corp
2.700% due 02/15/31	10,000	8,471
2.722% due 02/15/30	10,000	8,644
3.577% due 04/05/50	10,000	7,590
CSX Corp 3.800% due 11/01/46	70,000	59,476
Eaton Corp 4.150% due 11/02/42	20,000	17,988
GE Capital International Funding Co Unlimited Co 4.418% due 11/15/35	200,000	187,054
General Dynamics Corp
3.500% due 05/15/25	10,000	9,963
4.250% due 04/01/40	10,000	9,580
4.250% due 04/01/50	30,000	28,918
General Electric Co 6.750% due 03/15/32	17,000	19,035
Graphic Packaging International LLC 1.512% due 04/15/26 ~	95,000	85,867
Kansas City Southern 4.700% due 05/01/48	47,000	44,515
L3Harris Technologies Inc
1.800% due 01/15/31	80,000	63,925
5.054% due 04/27/45	40,000	38,968
Lockheed Martin Corp
3.900% due 06/15/32	50,000	49,395
4.150% due 06/15/53	150,000	140,312
4.500% due 05/15/36	30,000	29,865
Martin Marietta Materials Inc 3.450% due 06/01/27	40,000	38,203
Masco Corp 2.000% due 10/01/30	125,000	98,900
Norfolk Southern Corp 3.050% due 05/15/50	80,000	58,785
Northrop Grumman Corp 3.250% due 01/15/28	325,000	309,212

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
5.250% due 05/01/50	$80,000	$84,910
Otis Worldwide Corp
2.056% due 04/05/25	30,000	28,448
3.112% due 02/15/40	85,000	65,954
Raytheon Technologies Corp
3.750% due 11/01/46	170,000	144,355
4.125% due 11/16/28	130,000	128,424
4.500% due 06/01/42	30,000	28,661
Republic Services Inc 2.500% due 08/15/24	50,000	48,452
TD SYNNEX Corp 2.650% due 08/09/31 ~	400,000	323,590
Textron Inc 2.450% due 03/15/31	700,000	575,821
The Boeing Co
1.433% due 02/04/24	90,000	86,043
2.196% due 02/04/26	315,000	284,423
3.100% due 05/01/26	465,000	433,649
3.200% due 03/01/29	90,000	77,958
3.250% due 02/01/35	290,000	219,813
3.550% due 03/01/38	20,000	14,608
3.750% due 02/01/50	260,000	183,960
5.150% due 05/01/30	390,000	374,682
Union Pacific Corp
2.150% due 02/05/27	10,000	9,272
2.400% due 02/05/30	120,000	106,212
3.750% due 07/15/25	70,000	70,150
3.750% due 02/05/70	40,000	31,845
3.839% due 03/20/60	90,000	75,361

		4,978,103

Technology - 1.1%

Activision Blizzard Inc 1.350% due 09/15/30	58,000	46,620
Analog Devices Inc 2.800% due 10/01/41	20,000	15,706
Apple Inc
2.450% due 08/04/26	140,000	134,189
3.450% due 02/09/45	140,000	122,071
Broadcom Inc
2.450% due 02/15/31 ~	500,000	402,218
3.137% due 11/15/35 ~	300,000	228,230
3.187% due 11/15/36 ~	26,000	19,801
3.469% due 04/15/34 ~	300,000	244,559
CGI Inc (Canada)
1.450% due 09/14/26	300,000	265,167
2.300% due 09/14/31	90,000	72,327
Dell International LLC 6.200% due 07/15/30	60,000	62,509
Intel Corp
1.600% due 08/12/28	130,000	113,882
4.750% due 03/25/50	50,000	49,182
KLA Corp
3.300% due 03/01/50	50,000	39,707
4.650% due 07/15/32	97,000	99,021
Leidos Inc 2.300% due 02/15/31	35,000	27,918
Marvell Technology Inc 2.950% due 04/15/31	30,000	25,208

	Principal Amount	Value
Microchip Technology Inc
0.972% due 02/15/24	$120,000	$114,034
0.983% due 09/01/24	72,000	67,199
Microsoft Corp
2.525% due 06/01/50	250,000	184,453
2.675% due 06/01/60	5,000	3,593
2.921% due 03/17/52	10,000	7,904
3.041% due 03/17/62	25,000	19,446
3.300% due 02/06/27	90,000	89,488
3.450% due 08/08/36	10,000	9,444
NVIDIA Corp
2.850% due 04/01/30	30,000	27,491
3.500% due 04/01/40	70,000	61,399
3.500% due 04/01/50	60,000	51,072
3.700% due 04/01/60	40,000	33,671
NXP BV (China)
2.500% due 05/11/31	85,000	69,965
3.250% due 05/11/41	90,000	67,898
Oracle Corp
1.650% due 03/25/26	110,000	98,720
2.875% due 03/25/31	190,000	156,730
2.950% due 04/01/30	20,000	17,100
Renesas Electronics Corp (Japan) 1.543% due 11/26/24 ~	300,000	280,368
Roper Technologies Inc 1.750% due 02/15/31	100,000	78,020
Take-Two Interactive Software Inc 3.700% due 04/14/27	79,000	76,757
Texas Instruments Inc 1.750% due 05/04/30	20,000	17,173
VMware Inc
1.400% due 08/15/26	100,000	88,541
4.700% due 05/15/30	165,000	159,260
Workday Inc
3.500% due 04/01/27	102,000	97,625
3.700% due 04/01/29	50,000	46,818
3.800% due 04/01/32	80,000	73,182
Xilinx Inc 2.375% due 06/01/30	153,000	135,050

		4,100,716

Utilities - 1.4%

Alabama Power Co 1.450% due 09/15/30	400,000	324,967
Alexander Funding Trust 1.841% due 11/15/23 ~	200,000	191,585
APA Infrastructure Ltd 4.200% due 03/23/25 ~	40,000	39,719
Atmos Energy Corp 2.850% due 02/15/52	60,000	43,006
Berkshire Hathaway Energy Co 2.850% due 05/15/51	100,000	71,105
Consolidated Edison Co of New York Inc
3.350% due 04/01/30	20,000	18,653
3.950% due 04/01/50	10,000	8,695
Consumers Energy Co 3.250% due 08/15/46	45,000	36,312
Duke Energy Ohio Inc 3.650% due 02/01/29	20,000	19,137

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Duquesne Light Holdings Inc 2.775% due 01/07/32 ~	$60,000	$49,265
Edison International 5.750% due 06/15/27	70,000	71,104
Emera US Finance LP (Canada) 4.750% due 06/15/46	100,000	88,227
Enel Finance International NV (Italy) 2.650% due 09/10/24 ~	400,000	387,806
Entergy Arkansas LLC
2.650% due 06/15/51	45,000	31,284
3.050% due 06/01/23	300,000	299,224
Entergy Louisiana LLC 2.900% due 03/15/51	50,000	36,148
Evergy Inc 2.900% due 09/15/29	130,000	114,857
Eversource Energy 4.600% due 07/01/27	91,000	91,816
Fells Point Funding Trust 3.046% due 01/31/27 ~	135,000	124,603
Fortis Inc (Canada) 3.055% due 10/04/26	135,000	127,129
Indiana Michigan Power Co 3.250% due 05/01/51	45,000	34,185
ITC Holdings Corp 2.950% due 05/14/30 ~	65,000	57,372
Jersey Central Power & Light Co 4.300% due 01/15/26 ~	125,000	123,615
New York State Electric & Gas Corp 2.150% due 10/01/31 ~	300,000	247,892
NextEra Energy Capital Holdings Inc 5.000% due 07/15/32	185,000	189,704
NRG Energy Inc
2.000% due 12/02/25 ~	80,000	72,519
2.450% due 12/02/27 ~	90,000	77,360
OGE Energy Corp 0.703% due 05/26/23	35,000	34,118
Pacific Gas and Electric Co
1.367% due 03/10/23	85,000	83,726
1.700% due 11/15/23	345,000	332,655
2.100% due 08/01/27	20,000	16,782
2.500% due 02/01/31	30,000	22,975
2.950% due 03/01/26	50,000	45,495
3.150% due 01/01/26	200,000	183,393
3.250% due 02/16/24	115,000	112,078
3.300% due 08/01/40	10,000	6,910
3.450% due 07/01/25	85,000	80,020
3.500% due 08/01/50	20,000	13,397
3.750% due 08/15/42	33,000	22,392
PacifiCorp 4.150% due 02/15/50	80,000	72,332
PG&E Wildfire Recovery Funding LLC 4.263% due 06/01/38	30,000	30,220
Public Service Co of Oklahoma 3.150% due 08/15/51	120,000	88,320
San Diego Gas & Electric Co 2.950% due 08/15/51	100,000	73,967
Southern California Edison Co
1.200% due 02/01/26	95,000	85,105
3.700% due 08/01/25	300,000	295,381

	Principal Amount	Value
4.125% due 03/01/48	$60,000	$49,481
Southern Co Gas Capital Corp 3.950% due 10/01/46	75,000	61,500
Southern Power Co 5.150% due 09/15/41	70,000	66,095
Union Electric Co 3.900% due 04/01/52	51,000	44,990
Virginia Electric and Power Co 6.350% due 11/30/37	90,000	103,988
Vistra Operations Co LLC 4.875% due 05/13/24 ~	92,000	91,641
Xcel Energy Inc 4.600% due 06/01/32	200,000	198,545

		5,192,795

Total Corporate Bonds & Notes (Cost $114,823,005)		100,961,389

SENIOR LOAN NOTES - 2.0%

Basic Materials - 0.0%

Asplundh Tree Expert LLC Term B 3.416% (USD LIBOR + 1.750%) due 09/04/27 §	76,949	74,696
INEOS US Petrochem LLC Term B 4.416% (USD LIBOR + 2.750%) due 01/29/26 §	39,301	37,188

		111,884

Communications - 0.3%

Altice France SA Term B-12 (France) 4.732% (USD LIBOR + 3.688%) due 01/31/26 §	237,850	217,038
Charter Communications Operating LLC
Term B-1 3.420% (USD LIBOR + 1.750%) due 04/30/25 §	214,063	209,024
Term B-2 3.420% (USD LIBOR + 1.750%) due 02/01/27 §	197,213	188,677
CSC Holdings LLC
Term B 3.574% (USD LIBOR + 2.250%) due 01/15/26 §	49,488	46,065
Term B-5 3.824% (USD LIBOR + 2.500%) due 04/15/27 §	29,325	27,355
Nexstar Media Inc Term B-4 4.166% (USD LIBOR + 2.500%) due 09/19/26 §	152,093	150,002
Zayo Group Holdings Inc Term B 4.666% (USD LIBOR + 3.000%) due 03/09/27 §	90,000	80,800

		918,961

Consumer, Cyclical - 0.4%

Air Canada Term B (Canada) 4.250% (USD LIBOR + 3.500%) due 08/11/28 ± §	110,000	101,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Alterra Mountain Co Term B 5.166% (USD LIBOR + 3.500%) due 08/17/28 §	$77,395	$74,033
Caesars Resort Collection LLC Term B-1 5.166% (USD LIBOR + 3.500%) due 07/20/25 §	68,775	66,561
Clarios Global LP Term B 4.916% (USD LIBOR + 3.250%) due 04/30/26 ± §	163,011	152,008
Great Outdoors Group LLC Term B-2 5.416% (USD LIBOR + 3.750%) due 03/05/28 §	49,253	45,169
GVC Holdings Gibraltar Ltd Term B-4 (United Kingdom) 3.743% (USD LIBOR + 2.250%) due 03/16/27 §	49,550	47,423
Harbor Freight Tools USA Inc Term B 4.416% (USD LIBOR + 2.750%) due 10/19/27 §	118,299	105,175
Hunter Douglas Inc Term B (Netherlands) 4.842% (SOFR + 3.500%) due 02/25/29 §	350,000	302,167
Nascar Holdings LLC Term B 4.166% (USD LIBOR + 2.500%) due 10/18/26 §	176,712	171,148
PCI Gaming Authority Term B 4.166% (USD LIBOR + 2.500%) due 05/31/26 §	32,362	31,047
Petco Health & Wellness Co Inc Term B 5.500% (USD LIBOR + 3.250%) due 03/04/28 §	52,918	49,955
Scientific Games International Inc Term B 4.357% (SOFR + 3.000%) due 04/14/29 §	200,000	187,958
Station Casinos LLC Term B-1 3.920% (USD LIBOR + 2.250%) due 02/08/27 §	118,441	111,742
UFC Holdings LLC Term B-3 3.500% (USD LIBOR + 2.750%) due 04/29/26 §	225,091	210,460

		1,656,596

Consumer, Non-Cyclical - 0.5%

AlixPartners LLP Term B 4.416% (USD LIBOR + 2.750%) due 02/04/28 §	246,875	234,840
Eyecare Partners LLC 6.000% (USD LIBOR + 3.750%) due 02/20/27 §	48,950	45,238
Froneri US Inc Term B 3.916% (USD LIBOR + 2.250%) due 01/31/27 §	206,539	190,876
Gainwell Acquisition Corp Term B 6.250% (USD LIBOR + 4.000%) due 10/01/27 §	187,372	178,238
Garda World Security Corp Term B (Canada) 5.900% (USD LIBOR + 4.250%) due 10/30/26 §	34,353	31,949

	Principal Amount	Value
Global Medical Response Inc Term B 5.250% (USD LIBOR + 4.250%) due 10/02/25 §	$128,650	$120,007
Horizon Therapeutics USA Inc Term B-2 3.375% (USD LIBOR + 1.750%) due 03/15/28 §	32,568	31,509
ICON Luxembourg SARL Term B (Luxembourg) 4.563% (USD LIBOR + 2.250%) due 07/01/28 §	187,012	181,090
Medline Borrower LP Term B 4.916% (USD LIBOR + 3.250%) due 10/21/28 §	229,425	213,202
Phoenix Guarantor Inc Term B 5.142% (USD LIBOR + 3.500%) due 03/05/26 §	79,000	73,988
Phoenix Newco Inc 4.310% (USD LIBOR + 3.250%) due 11/15/28 §	69,825	65,947
PRA Health Sciences Inc Term B 4.563% (USD LIBOR + 2.250%) due 07/01/28 §	46,594	45,119
Triton Water Holdings Inc Term B 5.750% (USD LIBOR + 3.500%) due 03/31/28 §	227,700	203,412
Verscend Holding Corp Term B 5.666% (USD LIBOR + 4.000%) due 08/27/25 §	58,894	56,489

		1,671,904

Diversified - 0.0%

First Eagle Holdings Inc Term B 4.750% (USD LIBOR + 2.500%) due 02/02/27 §	28,050	26,273

Financial - 0.4%

Allspring Buyer LLC Term B 5.563% (SOFR + 3.250%) due 11/01/28 §	128,678	123,530
AmWINS Group Inc Term B 3.916% (USD LIBOR + 2.250%) due 02/19/28 §	216,701	204,963
Asurion LLC
Term B-7 4.666% (USD LIBOR + 3.000%) due 11/03/24 §	145,641	137,194
Term B-8 4.916% (USD LIBOR + 3.250%) due 12/23/26 §	196,527	178,716
Term B-9 4.916% (USD LIBOR + 3.250%) due 07/31/27 §	59,250	53,769
Avolon (US) LLC Term B-5 (Ireland) 3.845% (USD LIBOR + 2.250%) due 12/01/27 §	49,250	46,926
Deerfield Dakota Holding LLC Term B 5.275% (SOFR + 3.750%) due 04/09/27 §	225,892	213,356

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
FleetCor Technologies Operating Co LLC Term B-4 3.416% (USD LIBOR + 1.750%) due 04/30/28 §	$128,701	$124,208
Focus Financial Partners LLC Term B-3 3.666% (SOFR + 2.000%) due 07/03/24 §	77,699	74,630
Jane Street Group LLC Term B 4.416% (USD LIBOR + 2.750%) due 01/26/28 §	196,067	188,653
The Edelman Financial Engines Center LLC Term B 5.166% (USD LIBOR + 3.500%) due 04/07/28 §	58,064	53,636
VFH Parent LLC Term B 4.434% (SOFR + 3.000%) due 01/13/29 §	90,000	85,388

		1,484,969

Industrial - 0.3%

Ali Group North America Corp Term B due 12/20/28 ∞	240,000	230,000
Brookfield WEC Holdings Inc Term B 4.416% (USD LIBOR + 2.750%) due 08/01/25 §	39,400	37,356
Brown Group Holding LLC Term B 4.166% (USD LIBOR + 2.500%) due 06/07/28 §	148,796	142,054
Energizer Holdings Inc 3.875% (USD LIBOR + 2.250%) due 12/22/27 §	39,500	37,599
II-VI Inc Term B due 07/01/29 ∞	120,000	115,260
Quikrete Holdings Inc
Term B 4.291% (USD LIBOR + 2.625%) due 01/31/27 §	246,212	232,132
Term B-1 4.666% (USD LIBOR + 3.000%) due 06/11/28 §	119,700	113,378
TransDigm Inc Term F 3.916% (USD LIBOR + 2.250%) due 12/09/25 §	9,848	9,376
XPO Logistics Inc Term B 2.870% (USD LIBOR + 1.750%) due 02/23/25 §	215,000	205,248

		1,122,403

Technology - 0.1%

Cloudera Inc Term B 5.416% (USD LIBOR + 3.750%) due 10/08/28 §	89,775	82,892
Dcert Buyer Inc 5.666% (USD LIBOR + 4.000%) due 10/16/26 §	205,570	194,949

	Principal Amount	Value
Magenta Buyer LLC 5.980% (USD LIBOR + 4.750%) due 07/27/28 §	$148,000	$133,694

		411,535

Total Senior Loan Notes (Cost $7,856,045)		7,404,525

MORTGAGE-BACKED SECURITIES - 36.4%

Collateralized Mortgage Obligations - Commercial - 4.9%

1211 Avenue of the Americas Trust 3.901% due 08/10/35 ~	900,000	869,125
ACRE Commercial Mortgage Ltd (Cayman)
2.442% (USD LIBOR + 0.830%) due 12/18/37 ~ §	344,518	340,811
3.012% (USD LIBOR + 1.400%) due 12/18/37 ~ §	180,000	174,865
AREIT Trust 3.508% (SOFR + 2.734%) due 04/15/37 ~ §	44,954	44,576
Ashford Hospitality Trust 2.325% (USD LIBOR + 1.000%) due 06/15/35 ~ §	600,000	582,177
BAMLL Commercial Mortgage Securities Trust 4.091% due 08/10/38 ~ §	300,000	290,820
BAMLL Re-REMIC Trust
2.043% due 11/26/47 ~ §	190,000	178,907
5.840% due 08/10/45 ~ §	1,546,302	510,280
BBCMS Trust (IO) 1.426% due 07/15/54 §	1,939,977	155,014
Benchmark Mortgage Trust 3.458% due 03/15/55	300,000	281,404
BPR Trust 2.574% (USD LIBOR + 1.250%) due 02/15/29 ~ §	320,000	315,861
BX Commercial Mortgage Trust 3.667% due 03/11/44 ~ §	230,000	186,705
Citigroup Commercial Mortgage Trust 3.778% due 09/10/58	700,000	693,840
Commercial Mortgage Trust
2.321% due 01/10/38 ~ §	300,000	266,522
3.545% due 02/10/36 ~	1,000,000	950,556
4.298% due 02/10/48 §	90,000	84,227
CSMC Trust
2.257% due 08/15/37 ~	978,834	903,982
4.348% (USD LIBOR + 3.024%) due 12/15/22 ~ §	429,037	427,298
4.373% due 09/15/37 ~	830,000	620,861
5.063% (USD LIBOR + 3.739%) due 09/16/25 ~ §	560,000	536,071
DBGS Mortgage Trust 3.843% due 04/10/37 ~	900,000	843,945
Fannie Mae
1.707% due 11/25/31 §	300,000	254,974
2.081% due 04/25/32 ±	1,050,000	912,257
3.273% due 02/25/29	30,000	29,224
3.610% due 02/25/31	70,000	69,777
3.700% due 01/25/36	100,000	100,249

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Fannie Mae (IO) 2.241% due 01/25/31 §	$4,917,472	$558,305
FHLMC Multifamily Structured Pass-Through Certificates (IO)
1.290% due 11/25/30 §	3,235,000	267,175
1.306% due 10/25/30 §	2,700,000	223,911
1.364% due 12/25/29	1,490,000	110,155
2.400% due 03/25/32	400,000	360,082
Freddie Mac Multiclass Certificates (IO) 2.608% due 10/27/28 §	2,670,000	347,665
Freddie Mac Multifamily Structured Credit Risk 2.726% (SOFR + 1.800%) due 07/25/41 ~ §	368,685	333,558
Freddie Mac Multifamily WI Certificates 1.981% due 02/25/32	400,000	346,168
FREMF Mortgage Trust 3.270% (USD LIBOR + 2.150%) due 01/25/26 ~ §	121,578	120,989
3.690% due 01/25/26 ~ §	350,000	329,773
4.009% due 01/25/50 ~ §	415,000	407,583
4.067% due 12/25/46 ~ §	300,000	298,323
FRR Re-REMIC Trust 0.422% due 10/27/46 ~ §	100,000	95,663
Government National Mortgage Association
1.450% due 01/16/63	311,961	262,313
2.850% due 11/16/47 §	39,827	37,846
Government National Mortgage Association (IO)
0.323% due 01/16/53 §	3,928,041	37,898
0.433% due 04/16/47 §	2,264,105	26,728
0.640% due 02/16/61 §	694,714	42,521
GS Mortgage Securities Trust 3.124% (USD LIBOR + 1.800%) due 09/15/31 ~ §	1,038,034	919,565
JP Morgan Chase Commercial Mortgage Securities Trust
5.509% (USD LIBOR + 4.000%) due 01/16/37 ~ §	68,709	63,832
5.574% (USD LIBOR + 4.250%) due 12/15/36 ~ §	280,000	218,892
8.074% (USD LIBOR + 6.750%) due 12/15/36 ~ §	280,000	211,255
JPMDB Commercial Mortgage Securities Trust 4.009% due 03/15/50 §	180,000	160,523
MF1 Ltd (Cayman) 3.443% (SOFR + 2.164%) due 07/15/35 ~ §	78,812	78,410
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 §	22,686	11,234
Morgan Stanley Capital I Trust 2.428% due 04/05/42 ~ §	400,000	335,992
PFP Ltd (Cayman) 2.909% (USD LIBOR + 1.400%) due 04/14/38 ~ §	261,987	246,798
SLG Office Trust 2.585% due 07/15/41 ~	235,000	199,976
TTAN 2.175% (USD LIBOR + 0.850%) due 03/15/38 ~ §	398,982	384,608

	Principal Amount	Value
Waterfall Commercial Mortgage Trust 4.104% due 09/14/22 ~ §	$68,024	$66,163
Wells Fargo Commercial Mortgage Trust 2.474% (USD LIBOR + 1.150%) due 02/15/40 ~ §	199,985	193,010
Wells Fargo Commercial Mortgage Trust (IO)
1.334% due 03/15/50 §	4,075,422	177,631
1.677% due 08/15/54 §	1,293,636	126,364

		18,225,237

Collateralized Mortgage Obligations - Residential - 7.3%

Ajax Mortgage Loan Trust 2.239% due 06/25/66 ~	243,590	228,034
Alternative Loan Trust
2.044% (USD LIBOR + 0.420%) due 05/25/35 §	160,220	146,450
3.044% due 06/25/37 §	50,928	43,300
American Home Mortgage Investment Trust 6.700% due 06/25/36	1,311,679	261,141
Anchor Mortgage Trust 2.600% due 10/25/26 ~	340,000	328,575
Banc of America Funding Trust 2.966% due 05/25/35 §	9,069	8,898
Bayview Financing Trust 4.280% (USD LIBOR + 3.000%) due 11/10/22 ~ §	148,050	148,984
BCAP LLC Trust 4.737% due 03/26/37 ~	16,899	16,729
Bear Stearns Adjustable Rate Mortgage Trust
2.282% due 01/25/35 §	96,205	97,774
2.915% due 08/25/33 §	12,459	12,112
3.088% due 10/25/36 §	2,530	2,332
Bear Stearns ALT-A Trust
2.752% due 05/25/35 §	9,259	8,910
2.954% due 11/25/36 §	36,286	20,495
Cascade MH Asset Trust 2.708% due 02/25/46 ~	284,000	235,900
CFMT LLC
0.946% due 12/26/30 ~ §	200,724	198,350
1.374% due 02/25/31 ~ §	665,000	638,831
Chase Mortgage Finance Trust
2.624% due 02/25/37 §	82,210	80,102
2.863% due 09/25/36 §	33,782	29,017
ChaseFlex Trust 1.924% (USD LIBOR + 0.300%) due 08/25/37 §	224,295	195,818
Chevy Chase Funding LLC
1.205% due 05/25/35 ~ §	579,751	456,164
1.874% (USD LIBOR + 0.250%) due 08/25/35 ~ §	7,959	7,468
Citigroup Mortgage Loan Trust Inc 3.790% (US Treasury + 2.150%) due 09/25/35 §	2,497	2,451
Countrywide Home Loan Mortgage Pass-Through Trust 2.264% (USD LIBOR + 0.640%) due 03/25/35 §	5,621	5,165
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35	23,660	18,514

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
CSMC Trust
1.538% due 02/25/66 ~ §	$328,401	$312,076
1.668% due 09/27/60 ~ §	499,272	474,777
2.000% due 01/25/60 ~ §	430,381	405,508
3.548% (USD LIBOR + 1.750%) due 07/25/47 ~ §	124,266	121,218
Downey Saving & Loan Association Mortgage Loan Trust 1.792% (USD LIBOR + 0.180%) due 04/19/47 §	70,358	79,070
Eurosail-UK PLC (United Kingdom) 2.540% (GBP LIBOR + 0.950%) due 06/13/45 ~ §	GBP 410,711	496,227
Fannie Mae
2.000% due 08/25/50	$300,000	251,842
3.125% (US PRIME - 1.625%) due 11/25/23 §	11,015	10,874
3.500% due 09/25/45	126,975	120,627
3.500% due 11/25/57	756,375	756,447
5.500% due 04/25/35	246,809	265,171
Fannie Mae (IO)
2.500% due 01/25/49	877,327	130,189
4.000% due 03/25/43	119,679	18,013
4.000% due 04/25/43	465,771	76,384
4.376% (6.000% - USD LIBOR) due 11/25/45 §	895,516	122,688
4.476% (6.100% - USD LIBOR) due 09/25/46 §	245,226	23,336
Fannie Mae Connecticut Avenue Securities 5.624% (USD LIBOR + 4.000%) due 05/25/30 §	450,000	455,050
FMC GMSR Issuer Trust
3.650% due 02/25/24 ~ §	630,000	625,204
Freddie Mac REMICS
3.000% due 08/15/48	50,792	48,403
4.000% due 04/25/52	100,000	97,771
8.000% due 04/15/30	37,765	41,674
Freddie Mac REMICS (IO)
2.000% due 10/25/50	89,169	12,570
2.500% due 05/25/49	285,968	40,796
2.500% due 09/25/50	157,009	23,569
3.500% due 04/15/43	142,847	22,519
4.000% due 04/15/43	53,867	3,015
Freddie Mac Strips (IO) 4.101% (6.100% - USD LIBOR) due 08/15/44 §	117,761	14,546
Freddie Mac Structured Agency Credit Risk Debt Notes
3.924% (USD LIBOR + 2.300%) due 01/25/50 ~ §	160,000	143,490
5.624% (USD LIBOR + 4.000%) due 08/25/24 §	83,685	84,363
Government National Mortgage Association
1.103% (USD LIBOR + 0.300%) due 05/20/68 §	239,822	237,217
1.253% (USD LIBOR + 0.450%) due 07/20/70 §	246,080	240,817

	Principal Amount	Value
1.303% (USD LIBOR + 0.500%) due 06/20/69 §	$135,718	$134,184
1.403% (USD LIBOR + 0.600%) due 07/20/65 §	562,305	558,236
1.603% (USD LIBOR + 0.800%) due 06/20/66 §	450,330	449,269
1.603% (USD LIBOR + 0.800%) due 07/20/66 §	780,737	778,915
1.968% (USD LIBOR + 0.750%) due 04/20/67 §	444,535	439,334
2.083% (USD LIBOR + 1.280%) due 01/20/71 §	845,148	856,805
2.083% (USD LIBOR + 1.280%) due 02/20/71 §	595,768	610,457
3.096% due 09/20/66 §	560,944	578,879
Government National Mortgage Association (IO)
1.617% due 03/20/71 §	8,082,935	293,435
2.500% due 08/20/50	168,815	23,801
2.500% due 09/20/50	87,270	12,363
2.500% due 10/20/50	176,825	25,526
3.944% (6.100% - USD LIBOR) due 10/16/46 §	160,380	29,232
4.000% due 11/20/44	367,929	64,674
4.500% due 11/16/45	154,913	31,236
4.555% (6.150% - USD LIBOR) due 02/20/46 §	790,343	118,017
Great Hall Mortgages PLC (United Kingdom) 2.193% (USD LIBOR + 0.130%) due 06/18/39 ~ §	135,044	132,556
GS Mortgage-Backed Securities Corp Trust 2.000% due 12/25/60 ~ §	620,000	547,976
GSR Mortgage Loan Trust
6.000% due 11/25/35	390,817	214,847
6.000% due 07/25/37	200,696	150,170
HarborView Mortgage Loan Trust
1.784% (USD LIBOR + 0.320%) due 05/25/38 §	161,623	138,502
1.952% (USD LIBOR + 0.340%) due 12/19/36 §	99,285	86,428
2.052% (USD LIBOR + 0.440%) due 05/19/35 §	141,928	130,773
2.721% due 02/25/36 §	36,412	14,593
3.154% due 08/19/36 §	81,854	75,158
Hawksmoor Mortgages (United Kingdom) 1.703% (SONIA + 1.050%) due 05/25/53 ~ §	GBP 909,783	1,107,831
JP Morgan Mortgage Trust
2.904% due 07/25/35 §	$6,217	6,248
3.500% due 10/25/48 ~ §	208,506	197,230
5.750% due 01/25/36	10,602	5,968
Ludgate Funding PLC (United Kingdom) 1.849% (GBP LIBOR + 0.160%) due 01/01/61 ~ §	GBP 372,193	420,471
Merrill Lynch Mortgage Investors Trust 2.387% due 11/25/35 §	$172,732	167,548
Metlife Securitization Trust 3.750% due 03/25/57 ~ §	489,582	478,034

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
New Residential Mortgage Loan Trust
2.492% due 09/25/59 ~ §	$72,114	$69,924
3.500% due 12/25/57 ~ §	424,529	415,402
OBX Trust 2.274% (USD LIBOR + 0.650%) due 06/25/57 ~ §	443,520	434,958
PRPM LLC 2.115% due 01/25/26 ~ §	276,825	264,195
Radnor RE Ltd (Bermuda) 3.626% (SOFR + 2.700%) due 12/27/33 ~ §	590,000	553,276
RALI Trust 6.000% due 03/25/37	590,574	506,968
Reperforming Loan REMIC Trust
1.964% (USD LIBOR + 0.340%) due 06/25/35 ~ §	17,489	17,204
1.964% (USD LIBOR + 0.340%) due 01/25/36 ~ §	101,003	96,555
Seasoned Credit Risk Transfer Trust
3.250% due 11/25/61	192,284	184,205
3.500% due 05/25/57	268,729	264,775
3.500% due 06/25/57	280,250	275,959
4.250% due 09/25/60 ~	620,000	562,319
ST Phillip Villa due 09/01/34 #	660,000	670,106
Towd Point Mortgage Funding PLC (United Kingdom)
0.627% (SONIA + 0.900%) due 05/20/45 ~ §	GBP 1,100,879	1,337,393
1.361% (SONIA + 0.900%) due 07/20/45 ~ §	1,123,725	1,366,950
2.099% (SONIA + 1.144%) due 10/20/51 ~ §	735,640	893,330
Towd Point Mortgage Trust
3.000% due 04/25/60 ~ §	$240,000	197,936
3.193% due 10/25/53 ~ §	300,000	273,539
3.250% due 10/25/57 ~ §	180,000	168,519
4.000% due 11/25/47 ~	166,919	160,684
Two 4.780% (USD LIBOR + 3.000%) due 02/08/23 ~ §	750,000	755,625
WaMu Mortgage Pass-Through Certificates Trust 3.125% due 02/25/37 §	82,216	77,690

		27,373,173

Fannie Mae - 19.3%

due 09/15/50 #	200,000	203,191
due 07/01/52 #	1,550,000	1,556,357
due 07/01/52 #	2,950,000	2,909,841
due 07/01/52 #	3,400,000	3,270,641
due 08/01/52 #	4,500,000	4,323,851
due 08/01/52 #	8,100,000	8,115,504
due 08/01/52 #	9,100,000	8,960,834
due 08/15/52 #	11,100,000	10,329,938
due 09/01/52 #	400,000	400,021
0.970% due 07/01/27	1,172,554	1,050,681
1.090% due 04/01/28	506,000	448,453
1.275% due 04/01/30	732,774	624,696
1.370% due 03/01/30	657,548	568,768

	Principal Amount	Value
1.410% due 12/01/30	$1,210,000	$1,020,767
1.440% due 01/01/31	1,142,000	964,582
1.460% due 12/01/30	715,000	605,811
1.560% due 01/01/31	500,000	426,774
1.677% (US FED + 1.200%) due 10/01/44 §	4,934	5,032
1.782% (USD LIBOR + 1.507%) due 11/01/32 §	22,757	22,542
1.870% due 05/01/31	350,000	305,623
2.000% due 12/01/41 - 03/01/52	1,001,703	884,186
2.043% (US Treasury + 2.043%) due 09/01/35 §	6,698	6,693
2.140% due 12/01/33	250,000	219,376
2.149% due 02/01/32 §	219,427	194,436
2.160% due 12/01/33	300,000	263,760
2.500% due 09/01/36 - 09/01/61	7,758,330	6,999,278
2.525% (US Treasury + 2.360%) due 11/01/34 §	14,011	14,569
2.550% due 10/01/30	160,000	149,092
2.810% due 04/01/25	30,000	29,581
2.930% due 06/01/30	76,970	73,580
3.000% due 09/01/28 - 07/01/60	8,078,971	7,648,986
3.160% due 05/01/29	38,373	37,607
3.250% due 05/01/29	59,003	58,139
3.450% due 03/01/29	38,632	38,517
3.468% due 03/01/30	78,535	77,945
3.500% due 12/01/34 - 09/01/61	3,281,844	3,193,824
3.610% due 01/01/37	459,087	453,008
3.620% due 05/01/32	499,388	499,640
3.968% (COFI + 1.928%) due 12/01/36 §	773	788
4.000% due 06/01/25 - 06/01/57	1,037,702	1,046,266
4.000% due 08/01/59	362,003	363,229
4.500% due 06/01/24 - 09/01/57	2,274,441	2,320,224
5.000% due 02/01/35 - 01/01/59	342,388	361,258
5.500% due 07/01/22 - 05/01/58	1,080,806	1,166,852
6.000% due 02/01/33 - 07/01/41	124,473	135,153

		72,349,894

Freddie Mac - 2.3%

1.500% due 10/01/41 - 11/01/41	437,394	374,782
1.672% (USD LIBOR + 1.345%) due 09/01/35 §	2,691	2,735
2.000% due 09/01/41 - 04/01/51	745,747	665,262
2.120% (USD LIBOR + 1.870%) due 09/01/35 §	5,768	5,720
2.339% (US Treasury + 2.250%) due 11/01/31 §	734	726
2.500% due 10/01/50 - 02/01/51	492,727	449,478
2.850% due 03/01/33	1,292,234	1,219,484
2.876% (USD LIBOR + 1.619%) due 11/01/47 §	137,420	135,905
3.000% due 09/01/32 - 06/01/52	939,214	887,616
3.008% (USD LIBOR + 1.628%) due 11/01/48 §	366,346	360,941
3.087% (USD LIBOR + 1.621%) due 02/01/50 §	220,305	218,340
3.250% (US Treasury + 2.250%) due 04/01/32 §	4,856	4,868

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
3.476% (USD LIBOR + 1.734%) due 06/01/35 §	$20,609	$21,251
3.500% due 04/01/33 - 06/01/46	709,158	701,717
4.000% due 11/01/33 - 07/01/49	3,060,800	3,073,961
4.500% due 11/01/44 - 09/01/50	150,314	152,876
5.000% due 08/01/48 - 01/01/49	171,131	176,882
5.500% due 04/01/38 - 05/01/40	263,679	282,788
6.000% due 03/01/23	634	665

		8,735,997

Government National Mortgage Association - 2.6%

due 07/20/52 #	700,000	697,143
due 08/20/52 #	100,000	101,117
due 09/20/52 #	100,000	101,719
due 09/20/52 #	300,000	302,180
2.000% due 12/20/50	292,673	257,228
2.500% due 01/20/51	1,312,474	1,199,481
2.815% due 07/20/71 §	254,942	237,611
2.939% due 10/20/70 §	357,752	337,352
3.000% due 09/15/42 - 04/20/52	2,136,005	2,010,544
3.090% due 12/20/71 §	290,489	274,455
3.500% due 01/20/46 - 02/20/52	2,308,126	2,267,185
3.774% (US Treasury + 1.734%) due 10/20/71 §	251,826	261,551
3.888% (US Treasury + 1.838%) due 08/20/71 §	244,827	255,546
4.000% due 11/20/47 - 12/20/51	465,284	467,260
4.500% due 06/20/48 - 01/20/49	268,499	274,838
5.000% due 10/15/38 - 06/20/52	469,255	490,312
5.000% due 06/20/52	246,639	253,807

		9,789,329

Total Mortgage-Backed Securities (Cost $146,140,767)		136,473,630

ASSET-BACKED SECURITIES - 9.1%

ACE Securities Corp Home Equity Loan Trust 2.599% (USD LIBOR + 0.975%) due 07/25/35 §	126,935	126,264
American Homes 4 Rent LP 5.885% due 04/17/52 ~	300,000	296,244
AmeriCredit Automobile Receivables Trust 1.210% due 12/18/26	540,000	505,400
Ameriquest Mortgage Securities Inc
2.494% (USD LIBOR + 0.870%) due 10/25/35 §	250,000	244,927
3.679% (USD LIBOR + 2.055%) due 11/25/34 §	362,404	336,092
AMSR Trust
2.006% due 11/17/37 ~	365,000	334,202
2.327% due 10/17/38 ~	128,000	112,473
2.751% due 06/17/38 ~ §	350,000	293,783
Aqua Finance Trust 3.970% due 07/17/46 ~	210,000	198,177
Ares XL CLO Ltd (Cayman) 1.914% (USD LIBOR + 0.870%) due 01/15/29 ~ §	269,137	266,150
Argent Securities Inc
2.444% (USD LIBOR + 0.820%) due 02/25/34 §	395,767	373,057

	Principal Amount	Value
2.749% (USD LIBOR + 1.125%) due 11/25/34 §	$429,849	$425,891
Asset-Backed Funding Certificates Trust 2.324% (USD LIBOR + 0.700%) due 06/25/34 §	37,530	36,100
Avoca CLO XVII DAC (Netherlands) 0.820% (EUR LIBOR + 0.820%) due 10/15/32 ~ §	EUR 300,000	306,592
Bear Stearns Asset-Backed Securities I Trust
1.824% (USD LIBOR + 0.200%) due 12/25/36 §	$3,668	3,666
1.864% (USD LIBOR + 0.240%) due 12/25/36 §	1,224,819	1,193,971
2.629% (USD LIBOR + 1.005%) due 06/25/35 §	158,391	156,284
Business Jet Securities LLC
2.918% due 04/15/36 ~	245,730	220,025
2.981% due 11/15/35 ~	381,541	350,608
Carlyle Global Market Strategies CLO Ltd 2.361% (USD LIBOR + 0.950%) due 08/14/30 ~ §	300,000	295,601
Cars Net Lease Mortgage Notes 3.100% due 12/15/50 ~	99,250	91,280
CBAM Ltd (Cayman) 2.064% (USD LIBOR + 1.020%) due 04/17/31 ~ §	800,000	785,587
Citigroup Mortgage Loan Trust 2.299% (USD LIBOR + 0.675%) due 11/25/45 ~ §	52,638	52,579
CLNC Ltd (Cayman) 2.874% (SOFR + 1.364%) due 08/20/35 ~ §	664,327	654,091
College Ave Student Loans LLC 3.060% due 07/26/55 ~	390,000	344,819
Continental Finance Credit Card ABS Master Trust 2.240% due 12/15/28 ~	370,000	349,281
Countrywide Asset-Backed Certificates
1.764% (USD LIBOR + 0.140%) due 07/25/37 §	228,382	211,356
2.224% (USD LIBOR + 0.600%) due 06/25/36 §	179,896	178,499
Credit Acceptance Auto Loan Trust 1.640% due 06/17/30 ~	665,000	610,053
Crossroads Asset Trust 1.120% due 06/20/25 ~	116,000	111,670
DataBank Issuer 2.060% due 02/27/51 ~	250,000	226,529
Dividend Solar Loans LLC 3.670% due 08/22/39 ~	181,890	170,029
Dryden 36 Senior Loan Fund (Cayman) 2.064% (USD LIBOR + 1.020%) due 04/15/29 ~ §	282,665	278,849
Exeter Automobile Receivables Trust
5.300% due 09/15/27	160,000	160,886
6.760% due 09/15/28	400,000	405,246
First Franklin Mortgage Loan Trust 1.744% (USD LIBOR + 0.120%) due 11/25/36 §	507,312	472,033

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
FirstKey Homes Trust
2.389% due 08/17/38 ~	$300,000	$261,331
2.668% due 10/19/37 ~	500,000	457,597
4.500% due 07/17/39 ~ ±	350,000	310,117
FMC GMSR Issuer Trust
3.620% due 07/25/26 ~ §	300,000	272,204
3.850% due 10/25/26 ~ §	210,000	188,000
4.450% due 01/25/26 ~ §	500,000	464,224
FORT CRE Issuer LLC 2.753% (SOFR + 1.850%) due 02/23/39 ~ §	300,000	288,817
Foundation Finance Trust 1.270% due 05/15/41 ~	183,339	169,636
Freddie Mac Structured Pass-Through Certificates 3.089% due 11/25/27	200,000	195,584
Freed ABS Trust due 08/20/29 # ~	240,000	239,996
Freedom 6.180% (USD LIBOR + 4.400%) due 03/25/23 ~ §	300,000	300,750
Gallatin CLO VIII Ltd (Cayman) 2.134% (USD LIBOR + 1.090%) due 07/15/31 ~ §	300,000	295,586
Gallatin CLO IX Ltd (Cayman) 2.148% (USD LIBOR + 1.050%) due 01/21/28 ~ §	280,582	278,272
Genesis Sales Finance Master Trust 2.240% due 09/22/25 ~	500,000	483,913
GLS Auto Receivables Issuer Trust
0.870% due 12/16/24 ~	88,404	88,063
1.140% due 11/17/25 ~	145,000	140,440
1.640% due 10/15/26 ~	75,000	70,757
Goldentree Loan Management US CLO 2 Ltd (Cayman) 1.973% (USD LIBOR + 0.910%) due 11/20/30 ~ §	400,000	393,101
GSAA Home Equity Trust
1.824% (USD LIBOR + 0.200%) due 03/25/37 §	375,108	127,311
2.674% (USD LIBOR + 1.050%) due 06/25/35 §	270,000	235,603
6.000% due 08/25/47	148,263	133,863
Hildene Community Funding CDO Ltd (Cayman) 2.600% due 11/01/35 ~	280,000	257,006
Home Equity Asset Trust 2.524% (USD LIBOR + 0.900%) due 11/25/34 §	51,673	51,560
Jamestown CLO XV Ltd (Cayman) 2.384% (USD LIBOR + 1.340%) due 04/15/33 ~ §	1,100,000	1,077,491
JP Morgan Mortgage Acquisition Trust 1.924% (USD LIBOR + 0.300%) due 01/25/37 §	160,000	154,729
KKR CLO 18 Ltd (Cayman) 1.984% (USD LIBOR + 0.940%) due 07/18/30 ~ §	300,000	295,200

	Principal Amount	Value
KREF Ltd 2.957% (SOFR + 1.450%) due 02/17/39 ~ §	$300,000	$290,488
Lendmark Funding Trust
1.900% due 11/20/31 ~	450,000	391,186
6.600% due 07/20/32 ~	400,000	400,782
LFT CRE Ltd (Cayman) 3.274% (USD LIBOR + 1.950%) due 06/15/39 ~ §	250,000	241,949
LoanCore Issuer Ltd (Cayman) 2.454% (USD LIBOR + 1.130%) due 05/15/28 ~ §	29,043	28,987
LP LMS 3.228% due 10/15/28 ~	185,301	184,552
Madison Park Euro Funding XIV DAC (Ireland) 0.800% (EUR LIBOR + 0.800%) due 07/15/32 ~ §	EUR 300,000	304,754
Madison Park Funding Ltd (Cayman) 3.262% (USD LIBOR + 0.750%) due 04/15/29 ~ §	$291,593	287,736
Magnetite XVIII Ltd (Cayman) 2.291% (USD LIBOR + 0.880%) due 11/15/28 ~ §	295,794	292,679
Mariner Finance Issuance Trust 2.960% due 07/20/32 ~	430,000	426,739
Marlette Funding Trust 1.810% due 12/15/31 ~	400,000	356,321
Mastr Asset-Backed Securities Trust 1.844% (USD LIBOR + 0.220%) due 10/25/36 §	573,250	207,595
Merrill Lynch Mortgage Investors Trust 1.944% (USD LIBOR + 0.320%) due 04/25/37 §	323,782	193,078
MF1 Ltd (Cayman) 2.142% (SOFR + 1.350%) due 02/19/37 ~ §	300,000	290,127
National Collegiate Student Loan Trust 1.984% (USD LIBOR + 0.360%) due 01/26/32 §	1,000,000	740,738
Navient Student Loan Trust 2.774% (USD LIBOR + 1.150%) due 07/26/66 ~ §	139,949	140,147
New Century Home Equity Loan Trust 2.344% (USD LIBOR + 0.720%) due 10/25/35 §	588,022	576,455
NRZ Excess Spread-Collateralized Notes
3.104% due 07/25/26 ~	357,049	325,888
3.844% due 12/25/25 ~	239,492	227,696
Oak Street Investment Grade Net Lease Fund 1.850% due 11/20/50 ~	194,478	178,183
OneMain Financial Issuance Trust 3.450% due 09/14/35 ~	120,000	106,872
Oportun Funding XIV LLC 1.210% due 03/08/28 ~	105,000	98,339
Option One Mortgage Loan Trust 1.754% (USD LIBOR + 0.130%) due 07/25/37 §	732,383	562,870
OZLM VIII Ltd (Cayman) 2.024% (USD LIBOR + 0.980%) due 10/17/29 ~ §	289,339	286,924

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Pagaya AI Debt Selection Trust 1.180% due 11/15/27 ~	$298,971	$292,646
Palmer Square European Loan Funding DAC (Ireland) 0.720% (EUR LIBOR + 0.720%) due 10/15/31 ~ §	EUR 300,000	309,815
PNMAC GMSR Issuer Trust 5.176% (SOFR + 4.250%) due 05/25/27 ~ §	$150,000	150,491
PRET LLC 2.487% due 10/25/51 ~ §	370,516	355,445
Progress Residential Trust 2.106% due 04/17/38 ~	565,000	489,362
Rad CLO 5 Ltd (Cayman) 2.304% (USD LIBOR + 1.120%) due 07/24/32 ~ §	600,000	587,921
RASC Trust 1.964% (USD LIBOR + 0.340%) due 04/25/37 §	184,597	176,339
Regional Management Issuance Trust
1.680% due 03/17/31 ~	198,000	182,799
3.040% due 03/17/31 ~	191,000	168,441
Santander Consumer Auto Receivables Trust 1.570% due 01/15/27 ~	100,000	91,981
SBA Small Business Investment Cos 3.548% due 09/10/28	168,768	166,274
SCF Equipment Leasing LLC 1.540% due 10/21/30 ~	345,000	312,093
Securitized Asset-Backed Receivables LLC Trust
1.754% (USD LIBOR + 0.130%) due 05/25/37 §	52,347	41,642
1.904% (USD LIBOR + 0.280%) due 05/25/36 §	142,921	83,932
Sierra Timeshare Receivables Funding LLC 1.350% due 09/20/38 ~	226,412	214,760
SMB Private Education Loan Trust 2.310% due 01/15/53 ~	150,000	136,746
Structured Asset Investment Loan Trust 2.344% (USD LIBOR + 0.720%) due 07/25/35 §	185,588	179,287
STWD Ltd (Cayman) 3.295% (SOFR + 1.194%) due 07/15/38 ~ §	734,454	731,036
Sunnova Helios II Issuer LLC 5.320% due 06/20/46 ~	163,993	157,231
TRTX Issuer Ltd (Cayman) 3.223% (SOFR + 1.264%) due 10/15/34 ~ §	418,738	417,063
United Auto Credit Securitization Trust 1.140% due 06/10/26 ~	450,000	433,195
United States Small Business Administration
2.690% due 07/01/44	50,296	46,453
2.980% due 04/01/39	45,315	44,054
Upstart Securitization Trust 0.870% due 03/20/31 ~	108,788	107,653
US Auto Funding Trust 5.130% due 12/15/25 ~	300,000	291,284
VCAT LLC 2.289% due 12/26/50 ~	373,464	360,828

	Principal Amount	Value
Venture XXVIII CLO Ltd (Cayman) 2.053% (USD LIBOR + 0.990%) due 07/20/30 ~ §	$300,000	$295,834
VOLT XCII LLC 1.893% due 02/27/51 ~	120,351	114,771
VOLT XCIII LLC 1.893% due 02/27/51 ~	443,392	422,039
VOLT XCIV LLC 2.240% due 02/27/51 ~	296,677	283,123
Wachovia Mortgage Loan Trust 2.314% (USD LIBOR + 0.690%) due 10/25/35 §	815,679	751,408
Westlake Automobile Receivables Trust 5.480% due 09/15/27 ~	290,000	289,516

Total Asset-Backed Securities (Cost $34,627,593)		34,235,992

U.S. TREASURY OBLIGATIONS - 17.0%

U.S. Treasury Bonds - 9.6%

1.125% due 08/15/40	460,000	317,993
1.250% due 05/15/50	1,414,000	900,265
1.375% due 08/15/50	1,745,000	1,149,417
1.625% due 11/15/50	400,000	281,508
1.750% due 08/15/41	2,655,000	2,020,600
1.875% due 02/15/41	1,400,000	1,098,590
1.875% due 02/15/51	4,450,000	3,340,107
1.875% due 11/15/51	1,135,000	851,959
2.000% due 11/15/41	225,000	178,787
2.000% due 02/15/50	960,000	744,375
2.000% due 08/15/51	765,000	591,590
2.250% due 05/15/41	1,015,000	847,366
2.250% due 08/15/46	50,000	40,357
2.250% due 02/15/52	1,760,000	1,448,975
2.375% due 02/15/42	1,330,000	1,128,214
2.375% due 05/15/51	1,380,000	1,165,507
2.875% due 05/15/43	1,700,000	1,551,649
2.875% due 08/15/45	1,300,000	1,181,984
2.875% due 05/15/52	2,205,000	2,083,208
3.000% due 05/15/42	600,000	562,969
3.000% due 08/15/48	300,000	283,606
3.125% due 05/15/42	10,240,000	9,996,800
3.125% due 02/15/43	102,000	97,000
3.125% due 08/15/44	1,800,000	1,706,625
3.375% due 05/15/44	900,000	889,066
3.500% due 02/15/39	150,000	156,826
3.625% due 02/15/44	69,000	70,854
3.875% due 08/15/40	320,000	345,188
4.250% due 05/15/39	400,000	457,242
4.625% due 02/15/40	400,000	476,359

		35,964,986

U.S. Treasury Notes - 7.4%

0.250% due 11/15/23	10,000	9,638
0.250% due 07/31/25	2,000,000	1,836,602
0.375% due 11/30/25	210,000	191,855
0.500% due 02/28/26	940,000	856,979
0.500% due 10/31/27	1,675,000	1,463,662
0.625% due 10/15/24	150,000	142,143

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
0.750% due 03/31/26	$180,000	$165,347
0.875% due 06/30/26	194,000	178,116
0.875% due 09/30/26	166,300	151,905
1.250% due 03/31/28	670,000	605,408
1.375% due 11/15/31	88,500	76,774
1.500% due 02/15/30	95,000	85,344
1.750% due 03/15/25	3,500,000	3,384,199
1.875% due 02/28/29	700,000	650,754
2.500% due 08/15/23	900,000	895,605
2.625% due 05/31/27	6,775,000	6,647,704
2.750% due 04/30/27	40,000	39,464
2.750% due 05/31/29	3,755,000	3,681,660
2.875% due 10/31/23	1,000,000	999,101
2.875% due 04/30/29	1,340,000	1,324,506
2.875% due 05/15/32	3,380,000	3,342,503
3.250% due 06/30/29	980,000	991,639

		27,720,908

Total U.S. Treasury Obligations (Cost $69,878,575)		63,685,894

FOREIGN GOVERNMENT BONDS & NOTES - 3.2%

Argentine Republic Government International (Argentina)
0.500% due 07/09/30	417,100	98,929
1.000% due 07/09/29	18,460	4,244
3.500% due 07/09/41	250,000	67,428
Brazilian Government (Brazil) 5.625% due 02/21/47	610,000	471,405
Chile Government (Chile) 2.550% due 01/27/32	200,000	170,292
Chile Government International (Chile) 3.500% due 01/31/34	300,000	267,463
China Government (China)
3.310% due 11/30/25 ~	CNY 2,000,000	305,213
3.380% due 11/21/24 ~	500,000	76,134
3.390% due 05/21/25 ~	1,000,000	152,880
Colombia Government (Colombia)
4.125% due 02/22/42	$200,000	124,765
5.625% due 02/26/44	200,000	144,386
Indonesia Treasury (Indonesia)
6.500% due 02/15/31	IDR 11,033,000,000	708,008
7.000% due 05/15/27	9,084,000,000	626,535
7.500% due 06/15/35	1,622,000,000	109,640
Israel Government (Israel) 4.125% due 01/17/48	$600,000	554,630
Japanese Government CPI Linked (Japan) 0.100% due 03/10/26 ^	JPY 140,307,015	1,084,256
Kenya Government International (Kenya) 6.300% due 01/23/34 ~	$380,000	238,239
Mexican Bonos (Mexico)
7.750% due 11/23/34	MXN 4,240,000	190,417
7.750% due 11/13/42	56,350,000	2,451,636
8.000% due 11/07/47	14,560,000	646,245
8.500% due 05/31/29	2,780,000	134,301
Mexico Government (Mexico)
2.659% due 05/24/31	$200,000	165,096
4.125% due 01/21/26	200,000	200,513
4.350% due 01/15/47	300,000	229,732

	Principal Amount	Value
Panama Government (Panama)
2.252% due 09/29/32	$300,000	$234,647
4.500% due 04/16/50	200,000	163,248
Peru Government (Peru) 6.150% due 08/12/32	PEN 3,000,000	693,508
Peruvian Government (Peru)
5.625% due 11/18/50	$30,000	31,164
6.350% due 08/12/28 ~	PEN 1,800,000	443,681
6.550% due 03/14/37	$150,000	163,064
Republic of Poland Government (Poland) 4.000% due 01/22/24	200,000	200,309
Romanian Government International (Romania) 3.000% due 02/27/27 ~	300,000	265,231
Russian Federal (Russia)
6.900% due 05/23/29	RUB 34,809,000	56,960
7.000% due 08/16/23	26,040,000	42,611
7.050% due 01/19/28	107,902,000	176,567
7.250% due 05/10/34	5,970,000	9,769
7.650% due 04/10/30	39,790,000	65,111
7.700% due 03/16/39	65,580,000	107,313

Total Foreign Government Bonds & Notes (Cost $18,082,241)		11,875,570

MUNICIPAL BONDS - 0.2%

New York State Urban Development Corp 1.346% due 03/15/26	$700,000	644,952
Regents of the University of California Medical Center Pooled Revenue ‘N’ 3.706% due 05/15/20	120,000	87,664
State of California 7.625% due 03/01/40	180,000	243,800

Total Municipal Bonds (Cost $1,124,624)		976,416

SHORT-TERM INVESTMENTS - 16.2%

Corporate Notes - 0.2%

Pacific Gas and Electric Co 2.380% (SOFR + 1.150%) due 11/14/22 §	300,000	298,796
Southern California Edison Co 1.858% (SOFR + 0.470%) due 12/02/22 §	300,000	299,359

		598,155

Foreign Government Issues - 0.5%

Bank of Israel Bill - Makam (Israel)
(0.737)% due 09/07/22	ILS 1,600,000	458,707
(0.111)% due 10/07/22	3,400,000	973,681
0.931% due 03/02/23	1,300,000	369,871

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Letras Del Tesoro En Pesos A Descuento (Argentina) 51.282% due 09/30/22	ARS 800,000	$2,682

		1,804,941

	Shares
Money Market Fund - 6.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	23,518,703	23,518,703

	Principal Amount
U.S. Government Agency Issue - 0.2%

Federal Home Loan Banks
1.705% due 08/30/22	$300,000	299,153
2.791% due 03/24/23	660,000	646,845

		945,998

U.S. Treasury Bills - 9.0%

1.591% due 09/15/22	34,100,000	33,986,618

Total Short-Term Investments (Cost $60,987,821)		60,854,415

TOTAL INVESTMENTS - 111.0% (Cost $453,560,685)		416,535,388

TOTAL SECURITIES SOLD SHORT - (0.5%) (PROCEEDS $1,846,980)		(1,869,727)

DERIVATIVES - (0.1%)		(428,568)

OTHER ASSETS & LIABILITIES, NET - (10.4%)		(38,901,970)

NET ASSETS - 100.0%		$375,335,123

Notes to Schedule of Investments

(a)	The average amount of borrowings by the Fund on sale-buyback financing transactions during the three-month period ended June 30, 2022 was $2,169,510 at a weighted average interest rate of 0.571%.

(b)	Securities sold short outstanding as of June 30, 2022 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.5%)

Fannie Mae
due 07/01/52 #	$1,500,000	($1,349,414)
due 08/15/52 #	600,000	(520,313)

Total Securities Sold Short (Proceeds $1,846,980)		($1,869,727)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(c)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
AUD FX	09/22	31	$2,228,901	$2,142,410	($86,491)
Australia 10-Year Bonds	09/22	16	1,322,733	1,313,076	(9,657)
CAD FX	09/22	4	317,922	310,800	(7,122)
EUR FX	09/22	19	2,555,275	2,502,775	(52,500)
Euribor	12/22	8	2,081,357	2,072,007	(9,350)
Euro-Bobl	09/22	9	1,185,368	1,171,304	(14,064)
Euro-Bund	09/22	8	1,295,025	1,247,312	(47,713)
Eurodollar	12/22	177	43,123,834	42,617,175	(506,659)
Eurodollar	06/23	32	7,725,051	7,725,200	149
Eurodollar	09/23	8	1,980,992	1,935,100	(45,892)
Eurodollar	12/23	26	6,311,567	6,298,825	(12,742)
Euro-OAT	09/22	7	1,046,964	1,016,208	(30,756)
GBP FX	09/22	2	156,386	152,487	(3,899)
JPY FX	09/22	2	186,004	185,387	(617)
Long Gilt	09/22	1	143,765	138,748	(5,017)
MXN FX	09/22	68	1,701,750	1,664,640	(37,110)
SOFR	09/23	42	10,137,776	10,166,625	28,849
U.S. Treasury 5-Year Notes	09/22	1,027	115,087,185	115,280,750	193,565
U.S. Treasury 10-Year Notes	09/22	109	12,717,187	12,919,906	202,719
U.S. Treasury Long Bonds	09/22	81	11,264,106	11,228,625	(35,481)
U.S. Treasury Ultra Long Bonds	09/22	84	12,465,093	12,964,875	499,782

					19,994

Short Futures Outstanding
Euro-BTP	09/22	18	2,182,570	2,322,425	(139,855)
Euro-Bund	09/22	19	3,038,208	2,962,366	75,842
Euro-Buxl	09/22	3	560,922	514,208	46,714
Euro-OAT	09/22	7	997,443	1,016,208	(18,765)
Japan 10-Year Bonds	09/22	4	4,396,879	4,381,191	15,688
SOFR	12/22	41	9,937,183	9,947,112	(9,929)
U.S. Fed Funds	07/22	25	10,266,232	10,243,267	22,965
U.S. Treasury 2-Year Notes	09/22	156	32,583,590	32,762,438	(178,848)
U.S. Treasury 10-Year Notes	09/22	500	59,046,780	59,265,625	(218,845)
U.S. Treasury Long Bonds	09/22	4	558,529	554,500	4,029
U.S. Treasury Ultra 10-Year Notes	09/22	1	123,623	127,375	(3,752)

					(404,756)

Total Futures Contracts					($384,762)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of June 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
AUD	2,598,594	USD	1,943,839	07/22	CIT	$—	($149,907)
AUD	297,000	USD	214,522	07/22	HSB	—	(9,510)
AUD	2,406,000	USD	1,657,012	07/22	HSB	3,791	—
BRL	4,034,907	USD	852,685	07/22	BNP	—	(86,198)
BRL	1,483,900	USD	284,000	08/22	JPM	—	(4,011)
CAD	10,392,239	USD	8,314,086	07/22	CIT	—	(240,775)
CAD	318,000	USD	243,884	07/22	CIT	3,158	—
CLP	5,854,149	USD	7,165	07/22	SCB	—	(808)
CNH	1,022,045	USD	159,581	07/22	JPM	—	(6,905)
EUR	416,059	NOK	4,346,490	07/22	CIT	—	(4,884)
EUR	428,000	USD	456,997	07/22	BRC	—	(8,328)
EUR	3,250,000	USD	3,396,816	07/22	CIT	13,273	—
EUR	3,107,000	USD	3,268,564	07/22	HSB	—	(11,515)
EUR	46,000	USD	49,394	07/22	RBS	—	(1,172)
EUR	50,000	USD	53,786	07/22	SCB	—	(1,371)
GBP	1,501,519	USD	1,961,720	07/22	GSC	—	(133,316)
GBP	90,000	USD	112,566	08/22	DUB	—	(2,913)
GBP	100,000	USD	126,066	08/22	HSB	—	(4,230)
IDR	5,288,104,119	USD	367,663	07/22	CIT	—	(13,644)
INR	28,773,782	USD	374,595	07/22	JPM	—	(10,922)
JPY	307,999,896	USD	2,492,312	07/22	GSC	—	(219,694)
JPY	36,632,000	USD	268,514	07/22	GSC	1,780	—
JPY	15,760,641	USD	116,000	07/22	HSB	195	—
JPY	11,800,000	USD	88,771	08/22	SCB	—	(1,536)
JPY	97,600,000	USD	718,140	08/22	UBS	3,398	—
MXN	67,000	USD	3,276	10/22	UBS	—	(5)
MXN	16,500,000	USD	823,070	07/22	CIT	—	(5,388)
MXN	20,000,000	USD	968,073	07/22	CIT	23,056	—
MXN	8,795,000	USD	425,807	07/22	MSC	10,043	—
NOK	5,391,481	EUR	566,000	07/22	CIT	—	(46,311)
NOK	9,499	EUR	1,000	07/22	GSC	—	(84)
NOK	4,893,166	EUR	515,000	07/22	MSC	—	(43,409)
NOK	1,703,802	USD	177,000	07/22	DUB	—	(3,972)
NOK	11,613,828	USD	1,186,853	08/22	BRC	—	(6,581)
PEN	94,251	USD	25,699	07/22	DUB	—	(1,151)
PEN	97,100	USD	25,715	07/22	SCB	—	(427)
PEN	469,665	USD	125,804	08/22	BRC	—	(3,582)
PEN	1,280,561	USD	338,818	08/22	JPM	—	(5,749)
USD	524,876	AUD	761,000	07/22	BRC	—	(423)
USD	81,262	AUD	115,000	07/22	CIT	1,873	—
USD	839,276	AUD	1,200,000	07/22	JPM	10,945	—
USD	152,680	AUD	220,000	07/22	SCB	819	—
USD	359,830	AUD	522,000	07/22	UBS	—	(494)
USD	1,657,229	AUD	2,406,000	08/22	HSB	—	(3,928)
USD	787,212	BRL	4,034,907	07/22	MSC	20,725	—
USD	284,000	BRL	1,482,480	08/22	HSB	4,279	—
USD	3,575,536	CAD	4,626,526	07/22	CIT	—	(18,625)
USD	2,455,142	CNH	15,706,035	07/22	JPM	108,928	—
USD	277,003	DKK	1,861,181	07/22	DUB	14,757	—
USD	258,805	DKK	1,845,000	08/22	SCB	—	(1,708)
USD	520,574	EUR	498,000	07/22	BRC	—	(1,477)
USD	160,378	EUR	152,000	07/22	BRC	1,038	—
USD	154,914	EUR	148,000	07/22	CIT	—	(377)
USD	279,626	EUR	262,000	07/22	CIT	4,721	—
USD	3,214,698	EUR	2,981,000	07/22	HSB	89,734	—
USD	5,710,283	EUR	5,213,538	07/22	MSC	239,937	—
USD	3,274,508	EUR	3,107,000	08/22	HSB	11,387	—
USD	895,594	GBP	741,919	07/22	GSC	—	(7,842)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
USD	83,479	GBP	69,000	08/22	DUB	$—	($588)
USD	7,256,981	GBP	5,883,000	08/22	DUB	89,366	—
USD	357,698	IDR	5,288,104,119	07/22	CIT	3,679	—
USD	752,233	ILS	2,399,860	10/22	DUB	60,164	—
USD	315,428	ILS	1,000,000	10/22	HSB	27,049	—
USD	380,156	ILS	1,289,375	03/23	DUB	4,571	—
USD	501,539	ILS	1,600,160	09/22	JPM	41,199	—
USD	144,379	INR	11,309,924	07/22	JPM	1,432	—
USD	873,630	JPY	117,400,000	08/22	DUB	5,714	—
USD	114,037	JPY	14,400,000	08/22	HSB	7,580	—
USD	82,963	JPY	10,838,442	08/22	JPM	2,836	—
USD	1,297,078	MXN	26,613,000	07/22	CIT	—	(21,769)
USD	2,255,867	MXN	45,400,000	07/22	CIT	6,004	—
USD	573,304	MXN	11,853,000	07/22	MSC	—	(14,089)
USD	1,086,140	MXN	21,894,948	07/22	MSC	1,104	—
USD	63,000	NOK	624,487	07/22	HSB	—	(408)
USD	177,000	NOK	1,708,851	07/22	UBS	3,459	—
USD	871,025	NOK	8,665,000	08/22	DUB	—	(9,567)
USD	231,651	NOK	2,300,000	08/22	HSB	—	(2,090)
USD	85,178	PEN	353,082	11/22	SCB	—	(5,719)
USD	2,037,742	PEN	7,750,958	08/22	JPM	21,751	—
ZAR	4,736,125	USD	319,998	07/22	MSC	—	(29,449)

Total Forward Foreign Currency Contracts						$843,745	($1,146,851)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(e)	Purchased options outstanding as of June 30, 2022 were as follows:

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Cost	Value
Call - U.S. Treasury 10-Year Notes (07/22)	$117.00	07/01/22	CME	1	$117,000	$314	$1,531
Call - U.S. Treasury 10-Year Notes (07/22)	118.25	07/01/22	CME	1	118,250	330	453
Call - U.S. Treasury 10-Year Notes (08/22)	117.00	07/22/22	CME	7	819,000	6,231	13,453
Call - U.S. Treasury 10-Year Notes (08/22)	117.25	07/22/22	CME	1	117,250	877	1,735
Call - U.S. Treasury 30-Year Bonds (08/22)	134.50	07/22/22	CME	3	403,500	5,865	13,875
Call - U.S. Treasury 30-Year Bonds (08/22)	136.00	07/22/22	CME	2	272,000	3,488	6,906
Call - AUD-FX (08/22)	69.00	08/05/22	CME	1	69,000	1,102	1,180
Call - JPY-FX (08/22)	74.00	08/05/22	CME	1	92,500	1,377	1,600

						19,584	40,733

Put - U.S. Treasury 10-Year Notes (07/22)	118.00	07/01/22	CME	1	118,000	236	109
Put - U.S. Treasury 5-Year Notes (08/22)	112.00	07/22/22	CME	2	224,000	1,176	1,047
Put - U.S. Treasury 10-Year Notes (08/22)	118.00	07/22/22	CME	3	354,000	2,505	2,110
Put - U.S. Treasury 10-Year Notes (08/22)	118.25	07/22/22	CME	2	236,500	1,769	1,625
Put - Euro-Bund (08/22)	EUR 148.00	07/22/22	EUX	1	EUR 148,000	1,605	—

						7,291	4,891

Total Options on Futures						$26,875	$45,624

Total Purchased Options						$26,875	$45,624

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(f)	Premiums received and value of written options outstanding as of June 30, 2022 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 5.62	08/09/22	HSB	$1,400,000	$21,711	($10,474)
Call - AUD versus USD	$0.74	08/11/22	BRC	AUD 900,000	5,192	(696)

					26,903	(11,170)

Put - NOK versus USD	NOK 9.25	07/13/22	DUB	$700,000	5,565	(74)

Total Foreign Currency Options					$32,468	($11,244)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counterparty	Notional Amount	Premium	Value
Call - 1-Year Interest Rate Swap	Receive	1-Day USD-SOFR	2.993%	10/11/23	MSC	$2,800,000	$18,914	($21,867)

Put - 1-Year Interest Rate Swap	Pay	1-Day USD-SOFR	2.993%	10/11/23	MSC	2,800,000	18,914	(15,735)

Total Interest Rate Swaptions							$37,828	($37,602)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Notional Amount	Premium	Value
Call - U.S. Treasury 10-Year Notes (07/22)	$117.25	07/01/22	CME	3	$351,750	$792	($3,891)
Call - U.S. Treasury 10-Year Notes (07/22)	117.75	07/01/22	CME	1	117,750	170	(844)
Call - U.S. Treasury 5-Year Notes (08/22)	111.00	07/22/22	CME	2	222,000	981	(2,922)
Call - U.S. Treasury 5-Year Notes (08/22)	111.50	07/22/22	CME	14	1,561,000	10,265	(15,203)
Call - U.S. Treasury 5-Year Notes (08/22)	112.00	07/22/22	CME	33	3,696,000	15,857	(25,523)
Call - U.S. Treasury 10-Year Notes (08/22)	116.50	07/22/22	CME	3	349,500	2,463	(6,937)
Call - U.S. Treasury 10-Year Notes (08/22)	117.50	07/22/22	CME	10	1,175,000	4,858	(15,625)
Call - U.S. Treasury 10-Year Notes (08/22)	118.00	07/22/22	CME	45	5,310,000	19,656	(55,547)
Call - U.S. Treasury 10-Year Notes (08/22)	120.00	07/22/22	CME	3	360,000	542	(1,172)
Call - U.S. Treasury 30-Year Bonds (08/22)	138.00	07/22/22	CME	2	276,000	1,871	(4,344)
Call - U.S. Treasury 30-Year Bonds (08/22)	139.00	07/22/22	CME	1	139,000	967	(1,656)
Call - Eurodollar (12/22)	96.50	12/19/22	CME	24	5,790,000	15,850	(17,250)
Call - Eurodollar (12/22)	97.00	12/19/22	CME	169	40,982,500	132,420	(58,094)
Call - Eurodollar (12/22)	99.00	12/19/22	CME	2	495,000	646	(62)

						207,338	(209,070)

Put - U.S. Treasury 10-Year Notes (07/22)	117.50	07/01/22	CME	1	117,500	358	(31)
Put - U.S. Treasury 10-Year Notes (07/22)	117.75	07/01/22	CME	1	117,750	61	(63)
Put - U.S. Treasury 10-Year Notes (07/22)	117.50	07/08/22	CME	8	940,000	1,924	(1,875)
Put - U.S. Treasury 10-Year Notes (07/22)	117.75	07/08/22	CME	3	353,250	1,073	(891)
Put - U.S. Treasury 30-Year Bonds (07/22)	137.00	07/08/22	CME	5	685,000	2,788	(2,656)
Put - U.S. Treasury 5-Year Notes (08/22)	110.00	07/22/22	CME	4	440,000	1,907	(313)
Put - U.S. Treasury 10-Year Notes (08/22)	115.00	07/22/22	CME	1	115,000	467	(109)
Put - U.S. Treasury 10-Year Notes (08/22)	117.00	07/22/22	CME	3	351,000	2,057	(1,172)
Put - U.S. Treasury 30-Year Bonds (08/22)	134.00	07/22/22	CME	4	536,000	6,149	(1,687)

						16,784	(8,797)

Total Options on Futures						$224,122	($217,867)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Options on Securities

Description	Exercise Price	Expiration Date	Counterparty	Notional Amount	Premium	Value
Call - Fannie Mae 3.500% due 08/11/52	$98.91	08/04/22	JPM	$400,000	$1,563	($114)

Put - Fannie Mae 3.500% due 08/11/52	96.91	08/04/22	JPM	400,000	2,000	(5,067)
Put - Fannie Mae 4.000% due 08/11/52	98.09	08/04/22	JPM	2,200,000	10,828	(13,385)
Put - Fannie Mae 4.500% due 08/11/52	99.77	08/04/22	JPM	900,000	2,391	(4,409)
Put - Fannie Mae 4.500% due 08/11/52	99.83	08/04/22	JPM	1,300,000	3,453	(6,656)
Put - Fannie Mae 4.500% due 09/14/52	99.66	09/07/22	JPM	2,000,000	7,500	(16,690)

					26,172	(46,207)

Total Options on Securities					$27,735	($46,321)

Total Written Options					$322,153	($313,034)

(g)	Swap agreements outstanding as of June 30, 2022 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Counterparty	Implied Credit Spread at 06/30/22 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of Colombia	Q	1.000%	06/20/27	MSC	2.912%	$500,000	($41,494)	($28,266)	($13,228)

				Exchange
Rolls-Royce PLC	Q	1.000%	12/20/24	ICE	3.163%	EUR 800,000	(42,717)	(4,034)	(38,683)
Apache Corp	Q	1.000%	06/20/26	ICE	2.317%	$220,000	(10,269)	(11,403)	1,134
General Electric Co	Q	1.000%	06/20/26	ICE	1.530%	400,000	(7,633)	2,736	(10,369)
Apache Corp	Q	1.000%	12/20/26	ICE	2.488%	524,000	(30,619)	(15,568)	(15,051)
Boeing Co	Q	1.000%	12/20/26	ICE	2.445%	300,000	(16,959)	(1,695)	(15,264)
Stellantis N.V.	Q	5.000%	12/20/26	ICE	2.168%	EUR 300,000	37,476	68,879	(31,403)
British Telecommunications PLC	Q	1.000%	06/20/28	ICE	1.673%	300,000	(11,520)	(1,477)	(10,043)

							(82,241)	37,438	(119,679)

Total Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection							($123,735)	$9,172	($132,907)

Credit Default Swaps on Credit Indices - Buy Protection (4)

Referenced Obligation	Payment Frequency	Fixed Deal Pay Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX iTraxx Main 37 5Y	Q	1.000%	06/20/27	ICE	EUR 400,000	$3,588	$1,026	$2,562
CDX HY 38 5Y	Q	5.000%	06/20/27	ICE	$990,000	27,528	25,800	1,728

						$31,116	$26,826	$4,290

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Payment Frequency	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 38 5Y	Q	1.000%	06/20/27	ICE	$40,671,000	($467)	$366,025	($366,492)
CDX HY 38 5Y	Q	5.000%	06/20/27	ICE	2,784,870	(77,435)	117,097	(194,532)
CDX iTraxx Main 37 5Y	Q	5.000%	06/20/27	ICE	EUR 2,700,000	(84,011)	179,801	(263,812)

						($161,913)	$662,923	($824,836)

Total Credit Default Swaps						($254,532)	$698,921	($953,453)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(2)

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(5)

The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values (buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.800%	3-Month USD-LIBOR	S / Q	CME	08/22/23	$500,000	$1,900	$—	$1,900
1.320%	1-Day USD-SOFR	A / A	LCH	12/21/23	3,900,000	(72,905)	(21,636)	(51,269)
0.000%	1-Day JPY-TONAR	A / A	LCH	03/17/24	JPY 1,300,000,000	(9,652)	19,440	(29,092)
0.820%	3-Month USD-LIBOR	S / Q	CME	06/04/24	$16,241,000	(378,590)	—	(378,590)
3.530%	1-Day USD-SOFR	A / A	CME	06/21/24	19,600,000	109,094	3,976	105,118
12.233%	Brazil CETIP Interbank	Z / Z	CME	01/02/25	BRL 9,400,000	(13,921)	—	(13,921)
12.275%	Brazil CETIP Interbank	Z / Z	CME	01/02/25	11,400,000	(14,717)	—	(14,717)
3.130%	1-Day USD-SOFR	A / A	CME	06/21/25	$10,100,000	54,043	2,282	51,761
(0.068%)	1-Day JPY-TONAR	S / S	LCH	09/18/26	JPY 120,000,000	(9,326)	—	(9,326)
(0.097%)	1-Day JPY-TONAR	S / S	LCH	09/24/26	82,000,000	(7,196)	105	(7,301)
3.370%	U.S. CPI Urban Consumers	Z / Z	LCH	11/18/26	$2,264,000	(34,157)	35,125	(69,282)
11.980%	Brazil CETIP Interbank	Z / Z	CME	01/04/27	BRL 5,200,000	(29,402)	—	(29,402)
1.550%	1-Day USD-SOFR	A / A	CME	03/04/27	$1,715,000	(84,177)	(2,783)	(81,394)
0.300%	1-Day JPY-TONAR	S / S	LCH	03/20/28	JPY 166,000,000	4,422	24,874	(20,452)
7.450%	28-Day MXN TIIE	L / L	CME	07/18/29	MXN 36,630,000	(141,514)	25,626	(167,140)
2.770%	U.S. CPI Urban Consumers	Z / Z	LCH	10/20/31	$1,646,000	(42,850)	1,451	(44,301)
0.750%	6-Month EUR-LIBOR	A / S	LCH	06/15/32	EUR 5,100,000	(684,914)	(253,275)	(431,639)
0.750%	1-Day GBP-SONIA	A / A	LCH	03/16/52	GBP 500,000	(184,239)	(110,908)	(73,331)

						($1,538,101)	($275,723)	($1,262,378)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3.970%	U.S. CPI Urban Consumers	Z / Z	LCH	11/18/23	$2,264,000	$68,114	($12,824)	$80,938
2.950%	U.S. CPI Urban Consumers	Z / Z	LCH	10/20/26	1,646,000	61,159	(753)	61,912
1.520%	1-Day USD-SOFR	A / A	CME	11/20/26	2,574,000	77,669	(4,070)	81,739
0.710%	1-Day USD-SOFR	A / A	CME	05/15/27	3,187,000	297,143	7,221	289,922
1.350%	3-Month USD-LIBOR	S / Q	CME	02/15/28	2,514,000	208,269	(17,382)	225,651
1.130%	1-Day USD-SOFR	A / A	CME	08/15/28	3,533,000	308,234	21,151	287,083
1.220%	1-Day USD-SOFR	A / A	CME	08/15/28	1,931,000	158,158	(125)	158,283
2.850%	1-Day USD-SOFR	A / A	CME	02/15/29	1,491,000	(9,816)	(2,177)	(7,639)
1.733%	1-Day USD-SOFR	A / A	CME	10/20/31	1,646,000	70,137	9,257	60,880
2.000%	1-Day USD-SOFR	A / A	CME	03/18/32	853,000	52,023	6,914	45,109
2.000%	1-Day USD-SOFR	A / A	CME	12/21/32	200,000	13,610	16,815	(3,205)
0.800%	1-Day JPY-TONAR	S / S	LCH	10/22/38	JPY 10,000,000	(719)	—	(719)
0.785%	1-Day JPY-TONAR	S / S	LCH	11/12/38	13,260,000	(645)	46	(691)
0.500%	1-Day JPY-TONAR	A / A	LCH	03/15/42	103,000,000	49,447	29,385	20,062
0.662%	1-Day JPY-TONAR	A / A	LCH	04/19/42	6,000,000	1,587	—	1,587
0.560%	1-Day USD-SOFR	A / A	CME	07/20/45	$805,000	297,638	12,421	285,217
0.740%	1-Day USD-SOFR	A / A	CME	08/19/45	374,000	126,638	—	126,638
0.641%	1-Day JPY-TONAR	S / S	CME	05/09/46	JPY 187,300,000	123,103	250	122,853
1.520%	1-Day USD-SOFR	A / A	CME	02/15/47	$1,797,000	377,203	11,244	365,959
1.729%	1-Day USD-SOFR	A / A	CME	02/15/47	140,000	24,064	—	24,064
1.650%	1-Day USD-SOFR	A / A	CME	08/15/47	2,281,000	430,114	253,988	176,126
2.500%	1-Day USD-SOFR	A / A	CME	04/21/52	549,000	10,717	512	10,205
0.800%	1-Day JPY-TONAR	A / A	LCH	06/15/52	JPY 194,000,000	87,197	736	86,461
0.750%	1-Day GBP-SONIA	A / A	LCH	09/21/52	GBP 1,800,000	669,758	382,827	286,931
1.750%	1-Day USD-SOFR	A / A	CME	12/21/52	$1,900,000	325,964	368,789	(42,825)

						$3,826,766	$1,084,225	$2,742,541

Total Interest Rate Swaps						$2,288,665	$808,502	$1,480,163

Total Swap Agreements						$2,034,133	$1,507,423	$526,710

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(h)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$67,557	$67,557	$—	$—
	Corporate Bonds & Notes	100,961,389	—	100,961,389	—
	Senior Loan Notes	7,404,525	—	7,150,767	253,758
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	18,225,237	—	17,312,980	912,257
	Collateralized Mortgage Obligations - Residential	27,373,173	—	27,373,173	—
	Fannie Mae	72,349,894	—	72,349,894	—
	Freddie Mac	8,735,997	—	8,735,997	—
	Government National Mortgage Association	9,789,329	—	9,789,329	—

	Total Mortgage-Backed Securities	136,473,630	—	135,561,373	912,257

	Asset-Backed Securities	34,235,992	—	33,925,875	310,117
	U.S. Treasury Obligations	63,685,894	—	63,685,894	—
	Foreign Government Bonds & Notes	11,875,570	—	11,875,570	—
	Municipal Bonds	976,416	—	976,416	—
	Short-Term Investments	60,854,415	23,518,703	37,335,712	—
	Derivatives:
	Credit Contracts
	Swaps	5,424	—	5,424	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	843,745	—	843,745	—
	Purchased Options	2,780	—	2,780	—

	Total Foreign Currency Contracts	846,525	—	846,525	—
	Interest Rate Contracts
	Futures	1,090,302	1,090,302	—	—
	Purchased Options	42,844	—	42,844	—
	Swaps	2,956,399	—	2,956,399	—

	Total Interest Rate Contracts	4,089,545	1,090,302	2,999,243	—

	Total Assets - Derivatives	4,941,494	1,090,302	3,851,192	—

	Total Assets	421,476,882	24,676,562	395,324,188	1,476,132

Liabilities	Due to Custodian	(588,802)	—	(588,802)	—
	Securities Sold Short
	Mortgaged-Backed Securities	(1,869,727)	—	(1,869,727)	—
	Derivatives:
	Credit Contracts
	Swaps	(958,877)	—	(958,877)	—
	Foreign Currency Contracts
	Futures	(187,739)	(187,739)	—	—
	Forward Foreign Currency Contracts	(1,146,851)	—	(1,146,851)	—
	Written Options	(11,244)	—	(11,244)	—

	Total Foreign Currency Contracts	(1,345,834)	(187,739)	(1,158,095)	—

	Interest Rate Contracts
	Futures	(1,287,325)	(1,287,325)	—	—
	Written Options	(301,790)	—	(301,790)	—
	Swaps	(1,476,236)	—	(1,476,236)	—

	Total Interest Rate Contracts	(3,065,351)	(1,287,325)	(1,778,026)	—

	Total Liabilities - Derivatives	(5,370,062)	(1,475,064)	(3,894,998)	—

	Total Liabilities	(7,828,591)	(1,475,064)	(6,353,527)	—

	Total	$413,648,291	$23,201,498	$388,970,661	$1,476,132

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 47.0%

Basic Materials - 1.1%

ArcelorMittal SA (Luxembourg) 3.600% due 07/16/24	$110,000	$108,276
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	200,000	198,723
Ecolab Inc 1.650% due 02/01/27	100,000	91,515
LYB International Finance III LLC 1.250% due 10/01/25	276,000	250,055
Nucor Corp
2.000% due 06/01/25	130,000	122,463
3.950% due 05/23/25	100,000	99,540
POSCO (South Korea) 2.375% due 11/12/22 ~	450,000	448,731
Westlake Corp 0.875% due 08/15/24	50,000	47,760

		1,367,063

Communications - 2.6%

Charter Communications Operating LLC 4.908% due 07/23/25	740,000	742,721
Cox Communications Inc 3.150% due 08/15/24 ~	330,000	322,426
NBN Co Ltd (Australia) 1.450% due 05/05/26 ~	250,000	225,819
Rogers Communications Inc (Canada) 3.200% due 03/15/27 ~	310,000	294,318
SES SA (Luxembourg) 3.600% due 04/04/23 ~	98,000	96,917
Sky Ltd (United Kingdom) 3.750% due 09/16/24 ~	450,000	449,029
The Walt Disney Co 1.750% due 01/13/26	180,000	167,600
T-Mobile USA Inc
2.250% due 02/15/26	290,000	261,508
3.500% due 04/15/25	190,000	186,070
Verizon Communications Inc
1.450% due 03/20/26	330,000	302,381
2.625% due 08/15/26	390,000	369,200

		3,417,989

Consumer, Cyclical - 5.8%

American Airlines Pass-Through Trust ‘B’ 3.700% due 04/15/27	113,159	100,919
Brunswick Corp 0.850% due 08/18/24	320,000	295,976
Daimler Trucks Finance North America LLC (Germany) 1.625% due 12/13/24 ~	300,000	282,318
General Motors Co
4.875% due 10/02/23	330,000	333,385
5.400% due 10/02/23	420,000	426,482
General Motors Financial Co Inc 2.900% due 02/26/25	420,000	401,367
Genuine Parts Co 1.750% due 02/01/25	100,000	94,304

	Principal Amount	Value
Hasbro Inc 3.000% due 11/19/24	$560,000	$545,683
Hyatt Hotels Corp 1.300% due 10/01/23	150,000	145,326
Hyundai Capital America
0.800% due 01/08/24 ~	240,000	228,127
0.875% due 06/14/24 ~	100,000	93,555
1.000% due 09/17/24 ~	120,000	111,486
2.375% due 02/10/23 ~	270,000	266,622
2.850% due 11/01/22 ~	121,000	120,709
Lowe’s Cos Inc 3.350% due 04/01/27	60,000	57,788
Magallanes Inc 3.755% due 03/15/27 ~	700,000	657,192
Marriott International Inc 3.600% due 04/15/24	480,000	475,866
Nissan Motor Acceptance Co LLC
2.600% due 09/28/22 ~	195,000	194,061
2.650% due 07/13/22 ~	30,000	29,996
Nissan Motor Co Ltd (Japan) 3.043% due 09/15/23 ~	460,000	452,521
Nordstrom Inc 2.300% due 04/08/24	40,000	38,272
QVC Inc 4.850% due 04/01/24	100,000	93,653
Ross Stores Inc 4.600% due 04/15/25	920,000	930,823
Stellantis Finance US Inc 1.711% due 01/29/27 ~	400,000	348,159
Toyota Motor Credit Corp 3.950% due 06/30/25	295,000	296,352
United Airlines Pass-Through Trust ‘B’ 3.500% due 11/01/29	69,785	60,458
Volkswagen Group of America Finance LLC (Germany)
2.700% due 09/26/22 ~	200,000	199,705
3.950% due 06/06/25 ~	400,000	392,926

		7,674,031

Consumer, Non-Cyclical - 6.6%

AbbVie Inc
2.600% due 11/21/24	465,000	450,635
2.950% due 11/21/26	520,000	493,086
3.200% due 05/14/26	50,000	48,254
Anheuser-Busch Cos LLC (Belgium) 3.650% due 02/01/26	120,000	118,244
Astrazeneca Finance LLC (United Kingdom) 1.200% due 05/28/26	380,000	344,418
BAT International Finance PLC (United Kingdom)
1.668% due 03/25/26	420,000	372,358
4.448% due 03/16/28	360,000	341,160
Becton Dickinson and Co
3.363% due 06/06/24	190,000	188,175
3.734% due 12/15/24	116,000	115,565
Cardinal Health Inc
3.200% due 03/15/23	210,000	209,999
3.500% due 11/15/24	540,000	534,917
Cargill Inc 3.500% due 04/22/25 ~	140,000	139,017

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Constellation Brands Inc 3.600% due 05/09/24	$170,000	$169,486
CSL Finance PLC (Australia) 3.850% due 04/27/27 ~	70,000	69,397
CVS Health Corp
2.875% due 06/01/26	130,000	123,950
3.000% due 08/15/26	100,000	95,779
HCA Inc 3.125% due 03/15/27 ~	260,000	236,447
Health Care Service Corp 1.500% due 06/01/25 ~	380,000	351,841
HPHT Finance 19 Ltd (Hong Kong) 2.875% due 11/05/24 ~	200,000	195,805
Humana Inc
1.350% due 02/03/27	40,000	35,008
3.850% due 10/01/24	50,000	49,973
4.500% due 04/01/25	450,000	453,704
Imperial Brands Finance PLC (United Kingdom)
3.125% due 07/26/24 ~	400,000	387,635
3.500% due 02/11/23 ~	250,000	248,657
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	300,000	279,016
Mondelez International Inc 2.625% due 03/17/27	190,000	177,849
PeaceHealth Obligated Group 1.375% due 11/15/25	80,000	73,726
PerkinElmer Inc 0.850% due 09/15/24	360,000	333,479
Perrigo Finance Unlimited Co 3.900% due 12/15/24	510,000	477,927
Royalty Pharma PLC 0.750% due 09/02/23	380,000	366,083
S&P Global Inc 2.450% due 03/01/27 ~	500,000	468,385
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/23	110,000	108,822
Triton Container International Ltd (Bermuda) 0.800% due 08/01/23 ~	400,000	379,196
UnitedHealth Group Inc 3.700% due 05/15/27	220,000	219,394
Viatris Inc 1.650% due 06/22/25	90,000	81,565

		8,738,952

Energy - 4.9%

Aker BP ASA (Norway) 3.000% due 01/15/25 ~	460,000	444,669
Canadian Natural Resources Ltd (Canada) 2.050% due 07/15/25	520,000	487,043
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/25	370,000	379,254
7.000% due 06/30/24	580,000	601,466
Devon Energy Corp 8.250% due 08/01/23	140,000	145,571
Enbridge Inc (Canada)
2.500% due 01/15/25	310,000	298,555
2.500% due 02/14/25	150,000	144,122
Energy Transfer LP
2.900% due 05/15/25	120,000	114,180
4.250% due 03/15/23	300,000	299,929

	Principal Amount	Value
4.250% due 04/01/24	$30,000	$30,022
5.875% due 01/15/24	570,000	581,578
Eni SPA (Italy) 4.000% due 09/12/23 ~	540,000	537,607
Gray Oak Pipeline LLC
2.000% due 09/15/23 ~	90,000	87,730
2.600% due 10/15/25 ~	180,000	168,313
Sabine Pass Liquefaction LLC
5.625% due 04/15/23	315,000	318,079
5.625% due 03/01/25	130,000	132,745
5.750% due 05/15/24	200,000	204,143
Saudi Arabian Oil Co (Saudi Arabia) 1.250% due 11/24/23 ~	200,000	193,588
Schlumberger Finance Canada Ltd 1.400% due 09/17/25	140,000	129,985
Schlumberger Holdings Corp
3.750% due 05/01/24 ~	630,000	627,768
4.000% due 12/21/25 ~	150,000	149,257
The Williams Cos Inc 3.700% due 01/15/23	375,000	375,644

		6,451,248

Financial - 19.2%

AerCap Ireland Capital DAC (Ireland)
1.650% due 10/29/24	350,000	323,551
4.125% due 07/03/23	300,000	297,129
4.500% due 09/15/23	390,000	388,381
4.875% due 01/16/24	300,000	298,611
AIB Group PLC (Ireland) 4.750% due 10/12/23 ~	400,000	400,497
Air Lease Corp 2.250% due 01/15/23	175,000	173,260
American Campus Communities Operating Partnership LP REIT 4.125% due 07/01/24	350,000	352,108
American Express Co
2.250% due 03/04/25	440,000	423,225
3.375% due 05/03/24	120,000	119,247
American Tower Corp REIT 2.400% due 03/15/25	170,000	160,819
Athene Global Funding
1.716% due 01/07/25 ~	430,000	401,619
2.514% due 03/08/24 ~	530,000	512,759
Avolon Holdings Funding Ltd (Ireland)
2.875% due 02/15/25 ~	250,000	230,262
3.950% due 07/01/24 ~	130,000	124,564
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.875% due 09/18/23	800,000	772,167
Banco Santander SA (Spain) 3.892% due 05/24/24	400,000	398,265
Bank of America Corp
0.976% due 04/22/25	300,000	282,433
1.734% due 07/22/27	210,000	187,029
3.384% due 04/02/26	200,000	194,125
3.841% due 04/25/25	150,000	149,374
Bank of Ireland Group PLC (Ireland) 4.500% due 11/25/23 ~	690,000	690,087
Bank of Montreal (Canada) 3.700% due 06/07/25	280,000	277,914

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Banque Federative du Credit Mutuel SA (France) 0.650% due 02/27/24 ~	$590,000	$560,625
Barclays PLC (United Kingdom) 1.007% due 12/10/24	400,000	379,923
BDO Unibank Inc (Philippines) 2.950% due 03/06/23 ~	400,000	400,160
BNP Paribas SA (France) 2.591% due 01/20/28 ~	400,000	360,101
BPCE SA (France) 5.700% due 10/22/23 ~	800,000	812,249
Brighthouse Financial Global Funding 1.000% due 04/12/24 ~	240,000	226,737
Brixmor Operating Partnership LP REIT 3.650% due 06/15/24	150,000	147,945
Capital One Financial Corp
2.636% due 03/03/26	270,000	255,274
3.500% due 06/15/23	130,000	129,309
Citigroup Inc
0.981% due 05/01/25	250,000	234,418
4.140% due 05/24/25	200,000	199,362
CNO Global Funding
1.650% due 01/06/25 ~	300,000	283,249
1.750% due 10/07/26 ~	600,000	530,860
Corebridge Financial Inc 3.500% due 04/04/25 ~	170,000	165,337
Credicorp Ltd (Peru) 2.750% due 06/17/25 ~	200,000	185,793
Crown Castle International Corp REIT
1.050% due 07/15/26	300,000	259,972
2.900% due 03/15/27	210,000	193,838
Danske Bank AS (Denmark)
3.773% due 03/28/25 ~	400,000	393,664
5.375% due 01/12/24 ~	560,000	565,409
Equitable Financial Life Global Funding
1.100% due 11/12/24 ~	250,000	234,189
1.400% due 07/07/25 ~	510,000	469,214
HSBC Holdings PLC (United Kingdom)
1.162% due 11/22/24	400,000	382,154
2.099% due 06/04/26	630,000	582,732
Jackson Financial Inc 1.125% due 11/22/23 ~	280,000	269,243
Jackson National Life Global Funding 1.750% due 01/12/25 ~	300,000	283,173
JPMorgan Chase & Co
0.824% due 06/01/25	280,000	261,920
4.080% due 04/26/26	680,000	672,459
KeyCorp 3.878% due 05/23/25	80,000	79,462
LeasePlan Corp NV (Netherlands) 2.875% due 10/24/24 ~	400,000	383,383
LSEGA Financing PLC (United Kingdom) 0.650% due 04/06/24 ~	400,000	377,564
Mitsubishi UFJ Financial Group Inc (Japan) 0.953% due 07/19/25	440,000	411,004
Mizuho Financial Group Cayman 2 Ltd (Japan) 4.200% due 07/18/22 ~	230,000	230,156
Morgan Stanley
1.164% due 10/21/25	210,000	194,787
2.630% due 02/18/26	260,000	248,380

	Principal Amount	Value
3.620% due 04/17/25	$580,000	$573,065
NatWest Markets PLC (United Kingdom) 2.375% due 05/21/23 ~	485,000	478,287
Park Aerospace Holdings Ltd (Ireland)
4.500% due 03/15/23 ~	185,000	184,378
5.250% due 08/15/22 ~	190,000	190,010
Protective Life Global Funding 3.218% due 03/28/25 ~	300,000	293,559
Public Storage REIT 1.451% (SOFR + 0.470%) due 04/23/24 §	140,000	138,089
QNB Finance Ltd (Qatar) 3.500% due 03/28/24 ~	280,000	278,831
Santander Holdings USA Inc 2.490% due 01/06/28	190,000	167,844
SBA Tower Trust REIT
1.631% due 05/15/51 ~	70,000	62,700
1.884% due 07/15/50 ~	70,000	64,707
2.836% due 01/15/50 ~	230,000	222,147
3.448% due 03/15/48 ~	320,000	317,439
Simon Property Group LP REIT 2.000% due 09/13/24	130,000	124,411
Standard Chartered PLC (United Kingdom)
1.822% due 11/23/25 ~	400,000	370,737
3.950% due 01/11/23 ~	390,000	389,127
Synchrony Financial 4.250% due 08/15/24	260,000	258,669
The Charles Schwab Corp 2.450% due 03/03/27	490,000	457,365
The Goldman Sachs Group Inc
0.925% due 10/21/24	410,000	392,338
3.500% due 04/01/25	270,000	265,021
The Western Union Co 2.850% due 01/10/25	480,000	460,811
Truist Financial Corp 1.851% (SOFR + 0.400%) due 06/09/25 §	200,000	194,234
Wells Fargo & Co
2.188% due 04/30/26	190,000	177,998
3.908% due 04/25/26	230,000	226,491
Willis North America Inc 3.600% due 05/15/24	180,000	177,426
WP Carey Inc REIT 4.600% due 04/01/24	315,000	316,759

		25,303,914

Industrial - 1.8%

Amcor Flexibles North America Inc 4.000% due 05/17/25	140,000	138,607
Boral Finance Pty Ltd (Australia) 3.000% due 11/01/22 ~	35,000	34,894
Canadian Pacific Railway Co (Canada) 1.750% due 12/02/26	150,000	135,857
Carrier Global Corp 2.242% due 02/15/25	120,000	114,176
DAE Funding LLC (United Arab Emirates) 1.550% due 08/01/24 ~	200,000	187,482
Parker-Hannifin Corp 3.650% due 06/15/24	310,000	308,203

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Penske Truck Leasing Co LP
2.700% due 03/14/23 ~	$95,000	$94,749
3.450% due 07/01/24 ~	265,000	259,581
Republic Services Inc 2.500% due 08/15/24	155,000	150,202
SMBC Aviation Capital Finance DAC (Ireland)
3.550% due 04/15/24 ~	400,000	389,514
4.125% due 07/15/23 ~	530,000	525,742

		2,339,007

Technology - 1.7%

CDW LLC 5.500% due 12/01/24	80,000	80,432
Fortinet Inc 1.000% due 03/15/26	190,000	167,282
Marvell Technology Inc 4.200% due 06/22/23	140,000	139,842
Microchip Technology Inc
0.972% due 02/15/24	320,000	304,092
0.983% due 09/01/24	270,000	251,997
2.670% due 09/01/23	410,000	403,353
NXP BV (China)
2.700% due 05/01/25	100,000	95,164
3.875% due 06/18/26	110,000	106,103
4.400% due 06/01/27	30,000	29,562
4.875% due 03/01/24	190,000	191,966
Qorvo Inc 1.750% due 12/15/24 ~	130,000	121,692
Skyworks Solutions Inc 0.900% due 06/01/23	45,000	43,509
Take-Two Interactive Software Inc
3.300% due 03/28/24	85,000	83,921
3.550% due 04/14/25	60,000	59,073
Workday Inc 3.500% due 04/01/27	100,000	95,711

		2,173,699

Utilities - 3.3%

Alexander Funding Trust 1.841% due 11/15/23 ~	240,000	229,901
APA Infrastructure Ltd (Australia) 4.200% due 03/23/25 ~	430,000	426,976
Enel Finance International NV (Italy) 1.375% due 07/12/26 ~	400,000	351,481
Eversource Energy 4.200% due 06/27/24	265,000	265,971
Israel Electric Corp Ltd (Israel) 5.000% due 11/12/24 ~	300,000	304,253
NextEra Energy Capital Holdings Inc
1.875% due 01/15/27	320,000	288,861
4.450% due 06/20/25	180,000	181,424
NRG Energy Inc 3.750% due 06/15/24 ~	260,000	255,253
Pacific Gas and Electric Co 3.500% due 06/15/25	270,000	255,950
Sempra Energy 3.300% due 04/01/25	130,000	127,128
Southern California Gas Co 2.950% due 04/15/27	180,000	170,526

	Principal Amount	Value
The AES Corp 3.300% due 07/15/25 ~	$310,000	$291,322
Vistra Operations Co LLC
3.550% due 07/15/24 ~	1,060,000	1,024,190
5.125% due 05/13/25 ~	220,000	218,238

		4,391,474

Total Corporate Bonds & Notes (Cost $63,244,066)		61,857,377

MORTGAGE-BACKED SECURITIES - 12.5%

Collateralized Mortgage Obligations - Commercial - 3.3%

Austin Fairmont Hotel Trust 2.374% (USD LIBOR + 1.050%) due 09/15/32 ~ §	115,000	112,379
BAMLL Commercial Mortgage Securities Trust 3.490% due 04/14/33 ~	130,000	123,451
Bank 2019-BNK 19 2.263% due 08/15/61	65,389	62,634
Bank 2019-BNK 24 2.056% due 11/15/62	72,733	70,599
BCP Trust 2.123% (USD LIBOR + 0.799%) due 06/15/38 ~ §	70,000	67,349
BIG Commercial Mortgage Trust 3.619% (SOFR + 2.340%) due 02/15/39 ~ §	100,000	96,725
BPR Trust 2.474% (USD LIBOR + 1.150%) due 09/15/38 ~ §	105,000	100,178
BX Commercial Mortgage Trust
2.244% (USD LIBOR + 0.920%) due 10/15/36 ~ §	75,543	74,282
2.725% (USD LIBOR + 1.400%) due 06/15/38 ~ §	99,248	94,007
3.891% (SOFR + 3.141%) due 06/15/27 ~ §	100,000	98,619
BX Trust 2.970% (USD LIBOR + 1.646%) due 10/15/36 ~ §	75,000	70,138
CGDB Commercial Mortgage Trust 2.974% (USD LIBOR + 1.650%) due 11/15/36 ~ §	350,000	339,558
Commercial Mortgage Trust
3.221% due 10/10/48	114,030	113,716
3.754% due 02/10/37 ~ §	120,000	110,721
3.926% due 03/10/48 §	65,000	62,508
4.701% due 03/10/47	195,000	193,414
4.854% due 08/10/47 ~ §	100,000	91,775
CSAIL Commercial Mortgage Trust 2.360% due 06/15/52	74,190	72,631
Extended Stay America Trust 3.025% (USD LIBOR + 1.700%) due 07/15/38 ~ §	114,297	110,821
Great Wolf Trust 2.957% (USD LIBOR + 1.633%) due 12/15/36 ~ §	145,000	139,789

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
GS Mortgage Securities Corp Trust 2.925% (USD LIBOR + 1.600%) due 05/15/26 ~ §	$100,000	$95,608
InTown Hotel Portfolio Trust 2.975% (USD LIBOR + 1.650%) due 01/15/33 ~ §	100,000	98,668
JP Morgan Chase Commercial Mortgage Securities Trust
2.674% (USD LIBOR + 1.350%) due 09/15/29 ~ §	380,000	368,264
2.924% (USD LIBOR + 1.600%) due 09/15/29 ~ §	120,000	115,886
3.095% (USD LIBOR + 1.770%) due 10/15/33 ~ §	205,000	196,841
3.495% (USD LIBOR + 2.170%) due 10/15/33 ~ §	165,000	156,384
KIND Trust 3.074% (USD LIBOR + 1.750%) due 08/15/38 ~ §	130,000	122,430
KKR Industrial Portfolio Trust
2.324% (USD LIBOR + 1.000%) due 12/15/37 ~ §	75,000	71,745
2.574% (USD LIBOR + 1.250%) due 12/15/37 ~ §	75,000	71,205
MHC Trust 2.424% (USD LIBOR + 1.100%) due 05/15/23 ~ §	90,000	86,110
Morgan Stanley Capital I Trust 3.283% due 11/10/36 ~ §	255,000	228,020
New Orleans Hotel Trust 2.613% (USD LIBOR + 1.289%) due 04/15/32 ~ §	284,757	272,336
Shelter Growth CRE Issuer Ltd (Cayman) 2.404% (USD LIBOR + 1.080%) due 09/15/36 ~ §	51,272	50,149
SLIDE Fund Trust 3.424% (USD LIBOR + 2.100%) due 06/15/31 ~ §	119,255	114,898

		4,253,838

Collateralized Mortgage Obligations - Residential - 5.7%

Angel Oak Mortgage Trust
1.068% due 05/25/66 ~ §	58,636	53,373
1.115% due 01/25/66 ~ §	25,202	23,354
1.579% due 05/25/65 ~ §	39,278	37,455
1.691% due 04/25/65 ~ §	17,478	16,755
Barclays Mortgage Loan Trust 1.747% due 09/25/51 ~ §	151,825	141,544
Bayview MSR Opportunity Master Fund Trust (Cayman) 2.500% due 06/25/51 ~ §	118,181	109,033
BINOM Securitization Trust 2.625% due 06/25/56 ~ §	86,352	79,841
COLT Mortgage Loan Trust
1.167% due 06/25/66 ~ §	74,454	66,305
1.419% due 09/27/66 ~ §	81,832	71,134
1.506% due 04/27/65 ~ §	18,744	18,027
Connecticut Avenue Securities Trust due 06/25/42 ~ #	200,000	200,000

	Principal Amount	Value
1.926% (SOFR + 1.000%) due 12/25/41 ~ §	$51,335	$50,264
2.126% (SOFR + 1.200%) due 01/25/42 ~ §	191,562	186,579
2.826% (SOFR + 1.900%) due 04/25/42 ~ §	113,218	111,415
2.926% (SOFR + 2.000%) due 03/25/42 ~ §	64,357	63,143
3.026% (SOFR + 2.100%) due 03/25/42 ~ §	96,648	95,009
3.698% (SOFR + 2.750%) due 05/25/42 ~ §	39,036	38,963
Deephaven Residential Mortgage Trust
0.899% due 04/25/66 ~ §	66,163	58,734
0.973% due 05/25/65 ~ §	36,148	34,706
1.260% due 04/25/66 ~ §	66,163	59,678
Eagle RE Ltd (Bermuda) 2.476% (SOFR + 1.550%) due 04/25/34 ~ §	150,000	148,728
Ellington Financial Mortgage Trust
0.797% due 02/25/66 ~ §	40,911	37,502
0.931% due 06/25/66 ~ §	67,465	61,294
1.241% due 09/25/66 ~ §	87,733	77,443
1.291% due 06/25/66 ~ §	67,465	60,953
1.550% due 09/25/66 ~ §	87,733	77,389
Fannie Mae Connecticut Avenue Securities
2.824% (USD LIBOR + 1.200%) due 01/25/30 §	9,308	9,299
2.974% (USD LIBOR + 1.350%) due 09/25/29 §	5,391	5,361
Flagstar Mortgage Trust
2.474% (USD LIBOR + 0.850%) due 03/25/50 ~ §	61,890	58,637
3.500% due 10/25/49 ~ §	34,456	33,220
4.000% due 09/25/48 ~ §	40,073	39,514
Freddie Mac STACR REMIC Trust
1.626% (SOFR + 0.700%) due 08/25/33 ~ §	10,645	10,565
1.776% (SOFR + 0.850%) due 09/25/41 ~ §	68,500	66,191
1.876% (SOFR + 0.950%) due 12/25/41 ~ §	115,000	111,320
2.426% (SOFR + 1.500%) due 10/25/41 ~ §	100,000	91,513
2.926% (SOFR + 2.000%) due 04/25/42 ~ §	123,859	121,989
3.026% (SOFR + 2.100%) due 03/25/42 ~ §	78,745	78,104
3.126% (SOFR + 2.200%) due 05/25/42 ~ §	105,109	103,844
3.474% (USD LIBOR + 1.850%) due 02/25/50 ~ §	101,385	100,457
4.724% (USD LIBOR + 3.100%) due 03/25/50 ~ §	100,664	99,960
Freddie Mac Structured Agency Credit Risk Debt Notes
1.726% (SOFR + 0.800%) due 08/25/33 ~ §	32,681	32,474
2.726% (SOFR + 1.800%) due 11/25/41 ~ §	45,000	40,644

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
3.729% (SOFR + 2.950%) due 06/25/42 ~ §	$85,000	$85,159
Freddie Mac Whole Loan Securities Trust 3.850% due 05/25/47 ~ §	15,037	14,857
Galton Funding Mortgage Trust
2.832% due 01/25/60 ~ §	145,000	133,799
3.339% due 10/25/59 ~ §	140,000	134,287
3.500% due 11/25/57 ~ §	19,087	18,312
4.000% due 02/25/59 ~ §	19,017	18,777
GS Mortgage-Backed Securities Corp Trust
1.017% due 07/25/61 ~ §	46,793	43,819
2.500% due 10/25/51 ~ §	190,767	173,676
GS Mortgage-Backed Securities Trust
1.957% due 07/25/44 ~ §	2,675	2,684
2.500% due 01/25/52 ~ §	93,868	86,020
2.500% due 06/25/52 ~ §	227,131	208,140
Hundred Acre Wood Trust 2.500% due 07/25/51 ~ §	124,740	115,492
Imperial Fund Mortgage Trust 1.516% due 09/25/56 ~ §	82,104	73,172
Mello Mortgage Capital Acceptance 2.500% due 10/25/51 ~ §	100,565	92,156
Metlife Securitization Trust 3.000% due 04/25/55 ~ §	49,624	48,226
New Residential Mortgage Loan Trust
1.650% due 05/24/60 ~ §	24,667	23,821
2.464% due 01/26/60 ~ §	45,041	43,402
2.500% due 06/25/51 ~ §	86,454	79,225
2.500% due 09/25/51 ~ §	214,355	196,433
2.710% due 11/25/59 ~ §	82,082	78,087
NLT Trust
1.162% due 08/25/56 ~ §	228,156	207,299
1.520% due 08/25/56 ~ §	92,140	83,658
OBX Trust
1.054% due 07/25/61 ~ §	79,116	68,741
1.072% due 02/25/66 ~ §	52,844	49,910
2.374% (USD LIBOR + 0.750%) due 02/25/60 ~ §	40,875	39,937
2.500% due 05/25/51 ~ §	135,092	123,494
2.574% (USD LIBOR + 0.950%) due 02/25/60 ~ §	20,961	20,576
2.824% (USD LIBOR + 1.200%) due 06/25/59 ~ §	53,327	52,274
3.000% due 05/25/60 ~ §	30,009	28,062
3.500% due 12/25/49 ~ §	24,370	23,338
3.500% due 02/25/60 ~ §	89,183	84,421
Oceanview Mortgage Trust 2.500% due 12/25/51 ~ §	107,769	98,758
PSMC Trust
2.500% due 03/25/51 ~ §	193,798	176,871
2.500% due 05/25/51 ~ §	149,561	136,870
Sequoia Mortgage Trust
4.000% due 06/25/48 ~ §	34,268	33,727
4.000% due 08/25/48 ~ §	14,697	14,610
4.500% due 08/25/48 ~ §	2,450	2,437
SG Residential Mortgage Trust
1.381% due 05/25/65 ~ §	32,790	31,187
2.703% due 09/25/59 ~ §	7,098	6,956
3.166% due 03/27/62 ~ §	101,906	97,478

	Principal Amount	Value
STACR Trust
2.874% (USD LIBOR + 1.250%) due 02/25/47 ~ §	$15,948	$15,918
Starwood Mortgage Residential Trust
0.943% due 05/25/65 ~ §	50,758	48,532
1.162% due 08/25/56 ~ §	68,861	62,116
2.408% due 02/25/50 ~ §	115,611	112,332
2.610% due 09/27/49 ~ §	1,309	1,309
Towd Point Mortgage Trust
2.250% due 07/25/56 ~ §	1,470	1,467
2.750% due 10/25/56 ~ §	9,783	9,709
2.750% due 04/25/57 ~ §	21,307	21,191
3.750% due 05/25/58 ~ §	54,215	53,079
UWM Mortgage Trust 2.500% due 09/25/51 ~ §	40,822	37,668
Verus Securitization Trust
0.918% due 02/25/64 ~ §	54,991	53,322
1.052% due 01/25/66 ~ §	45,797	41,810
1.977% due 03/25/60 ~ §	24,407	23,984
2.724% due 01/25/60 ~ §	115,549	113,495
3.100% due 11/25/59 ~ §	94,867	92,658
3.117% due 07/25/59 ~ §	93,311	93,184
3.288% due 01/25/67 ~ §	165,826	155,379
4.910% due 06/25/67 ~ §	335,000	332,618
Vista Point Securitization Trust
1.763% due 03/25/65 ~ §	2,711	2,710
2.496% due 04/25/65 ~ §	33,315	32,209
Wells Fargo Mortgage Backed Securities Trust 2.500% due 12/25/50 ~ §	161,556	147,686

		7,484,237

Fannie Mae - 2.1%

due 07/01/52 #	425,000	419,214
due 07/01/52 #	585,000	587,399
2.000% due 10/01/50	59,041	51,624
2.500% due 01/01/52 - 02/01/52	338,758	305,873
3.000% due 08/01/32 - 06/01/52	534,460	505,883
3.500% due 01/01/48 - 01/01/52	123,949	120,512
4.500% due 04/01/26 - 01/01/50	278,078	284,093
5.000% due 09/01/25 - 09/01/49	252,029	262,239
6.000% due 11/01/35 - 02/01/49	223,841	247,919

		2,784,756

Freddie Mac - 0.3%

2.500% due 01/01/52	53,515	48,359
3.000% due 05/01/31	165,091	165,004
4.000% due 02/01/50	89,682	89,645
4.500% due 03/01/49	19,239	19,404
5.000% due 12/01/41	46,379	47,597
7.000% due 03/01/39	21,931	23,594
7.500% due 06/01/38	22,502	24,336

		417,939

Government National Mortgage Association - 1.1%

due 07/20/52 #	502,000	487,881
due 07/20/52 #	255,000	258,825
3.000% due 09/20/47	152,463	145,599
4.000% due 10/20/50	99,001	99,295
5.000% due 01/20/48 - 12/20/48	325,451	336,382
5.500% due 09/15/45 - 02/20/49	146,890	159,241

		1,487,223

Total Mortgage-Backed Securities (Cost $17,178,277)		16,427,993

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 8.4%

AmeriCredit Automobile Receivables Trust
0.890% due 10/19/26	$115,000	$107,560
0.970% due 02/18/26	85,000	83,200
1.060% due 08/18/26	80,000	76,120
1.210% due 12/18/26	65,000	60,835
1.290% due 06/18/27	140,000	128,815
1.590% due 10/20/25	165,000	159,608
1.800% due 12/18/25	160,000	152,235
Amur Equipment Finance Receivables VII LLC 2.800% due 03/20/25 ~	330,000	327,899
Applebee’s Funding LLC 4.194% due 06/05/49 ~	257,400	250,607
Arbor Realty Commercial Real Estate Notes Ltd
2.394% (USD LIBOR + 1.070%) due 08/15/34 ~ §	150,000	145,092
2.674% (USD LIBOR + 1.350%) due 11/15/36 ~ §	110,000	107,211
ARI Fleet Lease Trust 2.060% due 11/15/28 ~	190,000	186,966
Avis Budget Rental Car Funding AESOP LLC
3.330% due 03/20/24 ~	260,000	258,804
4.950% due 03/20/25 ~	100,000	100,090
Bayview Mortgage Fund IVc Trust 3.500% due 01/28/58 ~ §	425,085	417,888
Blackbird Capital Aircraft Lease Securitization Ltd 2.487% due 12/16/41 ~ §	79,089	73,929
BRE Grand Islander Timeshare Issuer LLC 3.280% due 09/26/33 ~	180,369	173,585
BSPRT Issuer Ltd (Cayman) 2.279% (SOFR + 1.500%) due 02/15/37 ~ §	185,000	178,388
CarMax Auto Owner Trust
0.850% due 06/15/26	277,000	257,918
2.340% due 11/17/25	105,000	102,323
Cedar Funding XIV CLO Ltd (Cayman) 2.144% (USD LIBOR + 1.100%) due 07/15/33 ~ §	255,000	249,847
CIFC Funding Ltd (Cayman) 2.234% (USD LIBOR + 1.050%) due 04/24/30 ~ §	500,000	493,750
CNH Equipment Trust 3.010% due 04/15/24	20,620	20,641
Dryden 86 CLO Ltd (Cayman) 2.144% (USD LIBOR + 1.100%) due 07/17/34 ~ §	250,000	241,920
Elara HGV Timeshare Issuer LLC
2.690% due 03/25/30 ~	23,442	22,855
2.730% due 04/25/28 ~	69,049	68,154
Exeter Automobile Receivables Trust
3.020% due 06/15/28	165,000	153,370
3.850% due 07/17/28	130,000	126,512

	Principal Amount	Value
Ford Credit Auto Lease Trust 4.180% due 10/15/25	$190,000	$187,760
Ford Credit Auto Owner Trust
1.740% due 04/15/33 ~	115,000	103,231
2.040% due 12/15/26	185,000	177,130
GM Financial Automobile Leasing Trust 2.560% due 07/22/24	95,000	94,185
GM Financial Consumer Automobile Receivables Trust 1.050% due 05/18/26	85,000	80,627
Hilton Grand Vacations Trust
2.660% due 12/26/28 ~	37,777	37,247
2.960% due 12/26/28 ~	15,741	15,413
Hyundai Auto Receivables Trust 1.600% due 12/15/26	150,000	142,669
Madison Park Funding Ltd (Cayman) 2.114% (USD LIBOR + 1.070%) due 07/15/33 ~ §	250,000	244,656
MF1 Ltd (Cayman) 2.692% (USD LIBOR + 1.080%) due 10/16/36 ~ §	110,000	106,650
MVW LLC 2.730% due 10/20/37 ~	48,792	46,542
MVW Owner Trust
2.420% due 12/20/34 ~	135,914	133,434
2.890% due 11/20/36 ~	137,740	133,254
Navient Private Education Refi Loan Trust
0.940% due 07/15/69 ~	100,632	91,457
1.170% due 09/16/69 ~	36,742	34,476
1.220% due 07/15/69 ~	126,858	121,161
2.230% due 07/15/70 ~	209,594	195,410
2.400% due 10/15/68 ~	55,616	53,615
2.460% due 11/15/68 ~	168,872	160,241
2.640% due 05/15/68 ~	185,873	179,660
Navistar Financial Dealer Note Master Trust
2.574% (USD LIBOR + 0.950%) due 07/25/25 ~ §	190,000	189,957
2.974% (USD LIBOR + 1.350%) due 07/25/25 ~ §	180,000	180,034
OCP CLO Ltd (Cayman)
2.183% (USD LIBOR + 1.120%) due 07/20/29 ~ §	410,444	405,860
2.594% (USD LIBOR + 1.550%) due 07/15/30 ~ §	250,000	241,053
Octane Receivables Trust
1.210% due 09/20/28 ~	72,201	69,837
4.900% due 05/22/28 ~	100,000	98,507
Palmer Square CLO Ltd (Cayman) 2.491% (USD LIBOR + 1.080%) due 11/15/31 ~ §	250,000	244,571
Santander Bank NA 1.833% due 12/15/31 ~	182,977	177,886
Santander Drive Auto Receivables Trust
1.010% due 01/15/26	125,000	123,226
1.670% due 10/15/27	70,000	65,171
2.560% due 04/17/28	200,000	190,485
3.760% due 07/16/29	185,000	179,016
Santander Retail Auto Lease Trust
1.140% due 03/20/26 ~	255,000	239,389
2.520% due 11/20/24 ~	165,000	161,671

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
3.850% due 03/22/27 ~	$30,000	$29,432
Sierra Timeshare Receivables Funding LLC
1.340% due 11/20/37 ~	49,444	46,060
3.510% due 07/20/37 ~	49,394	47,330
SMB Private Education Loan Trust
1.290% due 07/15/53 ~	72,033	65,351
2.824% (USD LIBOR + 1.500%) due 04/15/32 ~ §	141,119	141,139
3.600% due 01/15/37 ~	78,210	76,362
Symphony CLO XXIII Ltd (Cayman) 2.064% (USD LIBOR + 1.020%) due 01/15/34 ~ §	250,000	244,625
Symphony Static CLO I Ltd (Cayman) 2.634% (USD LIBOR + 1.450%) due 10/25/29 ~ §	250,000	240,215
Synchrony Credit Card Master Note Trust 3.870% due 05/15/26	150,000	148,244
World Omni Auto Receivables Trust 1.640% due 08/17/26	120,000	115,719
World Omni Select Auto Trust
0.840% due 06/15/26	125,000	121,527
1.250% due 10/15/26	140,000	135,041

Total Asset-Backed Securities (Cost $11,402,625)		11,042,648

U.S. TREASURY OBLIGATIONS - 30.6%

U.S. Treasury Notes - 30.6%

0.375% due 08/15/24	250,000	236,518
1.750% due 03/15/25	1,595,000	1,542,228
2.500% due 04/30/24	410,000	406,485
2.500% due 05/31/24	35,335,000	35,018,917
2.750% due 05/15/25	3,130,000	3,106,281

Total U.S. Treasury Obligations (Cost $40,245,384)		40,310,429

MUNICIPAL BONDS - 0.1%

Golden State Tobacco Securitization Corp 1.711% due 06/01/24	100,000	96,179
Long Island Power Authority 0.764% due 03/01/23	75,000	73,837

Total Municipal Bonds (Cost $175,000)		170,016

SHORT-TERM INVESTMENTS - 1.7%

Corporate Notes - 0.1%

Pacific Gas and Electric Co 2.384% (SOFR + 1.150%) due 11/14/22 §	25,000	24,900

	Shares	Value
Money Market Fund - 1.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	2,141,539	$2,141,539

Total Short-Term Investments (Cost $2,166,539)		2,166,439

TOTAL INVESTMENTS - 100.3% (Cost $134,411,891)		131,974,902

DERIVATIVES - (0.1%)		(70,388)

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(262,363)

NET ASSETS - 100.0%		$131,642,151

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Long Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	09/22	33	$6,966,034	$6,930,515	($35,519)
U.S. Treasury Ultra 10-Year Notes	09/22	1	129,408	127,375	(2,033)

					(37,552)

Short Futures Outstanding
U.S. Treasury 5-Year Notes	09/22	43	4,790,538	4,826,750	(36,212)
U.S. Treasury 10-Year Notes	09/22	13	1,544,282	1,540,906	3,376

					(32,836)

Total Futures Contracts					($70,388)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$61,857,377	$—	$61,857,377	$—
	Mortgage-Backed Securities	16,427,993	—	16,427,993	—
	Asset-Backed Securities	11,042,648	—	11,042,648	—
	U.S. Treasury Obligations	40,310,429	—	40,310,429	—
	Municipal Bonds	170,016	—	170,016	—
	Short-Term Investments	2,166,439	2,141,539	24,900	—
	Derivatives:
	Interest Rate Contracts
	Futures	3,376	3,376	—	—

	Total Assets	131,978,278	2,144,915	129,833,363	—

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(73,764)	(73,764)	—	—

	Total Liabilities	(73,764)	(73,764)	—	—

	Total	$131,904,514	$2,071,151	$129,833,363	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES —34.4%

Azerbaijan - 1.3%

International Bank of Azerbaijan OJSC 3.500% due 09/01/24 ~	$250,000	$242,500
Southern Gas Corridor CJSC 6.875% due 03/24/26 ~	237,000	233,256

		475,756

Brazil - 2.5%

CSN Inova Ventures 6.750% due 01/28/28 ~	200,000	175,538
Itau Unibanco Holding SA 6.125% due 12/12/22 ~	350,000	336,079
MC Brazil Downstream Trading SARL 7.250% due 06/30/31 ~	300,000	239,203
Rede D’or Finance SARL 4.500% due 01/22/30 ~	164,000	138,712

		889,532

Chile - 0.9%

Antofagasta PLC 5.625% due 05/13/32 ~	325,000	313,625

China - 3.0%

Agile Group Holdings Ltd 5.500% due 05/17/26 ~	200,000	65,412
Kaisa Group Holdings Ltd 9.950% due 07/23/25 ~	200,000	27,241
Logan Group Co Ltd 5.750% due 01/14/25 ~	250,000	55,404
Powerlong Real Estate Holdings Ltd 6.950% due 07/23/23 ~	200,000	38,000
Prosus NV 3.257% due 01/19/27 ~	625,000	543,667
Sunac China Holdings Ltd 6.800% due 10/20/24 * ~ y	200,000	29,514
Tencent Holdings Ltd 3.925% due 01/19/38 ~	400,000	341,967

		1,101,205

Colombia - 0.1%

Empresas Publicas de Medellin ESP 8.375% due 11/08/27 ~	COP 151,000,000	29,129

Czech Republic - 0.8%

Energo-Pro AS 8.500% due 02/04/27 ~	$300,000	286,540

Ghana - 1.2%

Kosmos Energy Ltd
7.125% due 04/04/26 ~	300,000	255,419
7.500% due 03/01/28 ~	225,000	186,869

		442,288

Hong Kong - 0.6%

Melco Resorts Finance Ltd 5.625% due 07/17/27 ~	325,000	218,327

	Principal Amount	Value
India - 0.6%

Adani Electricity Mumbai Ltd 3.949% due 02/12/30 ~	$275,000	$224,833

Israel - 5.5%

Bank Hapoalim BM 3.255% due 01/21/32 ~	425,000	365,500
Energean Israel Finance Ltd
4.875% due 03/30/26 ~	375,000	332,363
5.375% due 03/30/28 ~	400,000	339,860
ICL Group Ltd 6.375% due 05/31/38 ~	250,000	248,750
Leviathan Bond Ltd
5.750% due 06/30/23 ~	150,000	148,307
6.125% due 06/30/25 ~	250,000	236,024
6.500% due 06/30/27 ~	325,000	301,145

		1,971,949

Macau - 0.3%

Studio City Finance Ltd 5.000% due 01/15/29 ~	200,000	103,569

Malaysia - 2.7%

1MDB Global Investments Ltd 4.400% due 03/09/23 ~	1,000,000	969,855

Mexico - 4.5%

Banco Mercantil del Norte SA 5.875% due 01/24/27 ~	250,000	207,500
Cemex SAB de CV 5.125% due 06/08/26 ~	200,000	170,331
Comision Federal de Electricidad 5.000% due 09/29/36 ~	237,000	223,022
Petroleos Mexicanos
5.350% due 02/12/28	275,000	218,960
5.950% due 01/28/31	150,000	110,168
6.625% due 06/15/35	75,000	51,381
6.700% due 02/16/32	200,000	152,920
6.750% due 09/21/47	376,000	233,479
6.840% due 01/23/30	350,000	276,337

		1,644,098

Netherlands - 0.4%

United Group BV 4.625% due 08/15/28 ~	EUR 175,000	141,002

Nigeria - 0.7%

IHS Holding Ltd 5.625% due 11/29/26 ~	$325,000	267,891

Qatar - 1.1%

QIB Sukuk Ltd 3.982% due 03/26/24 ~	400,000	401,670

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Saudi Arabia - 0.8%

SA Global Sukuk Ltd 0.946% due 06/17/24 ~	$300,000	$283,488

South Africa - 3.4%

Absa Group Ltd 6.375% due 05/27/26 ~	325,000	295,068
Sasol Financing USA LLC
4.375% due 09/18/26	225,000	198,660
5.500% due 03/18/31	350,000	270,053
Stillwater Mining Co
4.000% due 11/16/26 ~	325,000	271,619
4.500% due 11/16/29 ~	250,000	198,125

		1,233,525

Supranational - 0.7%

Africa Finance Corp 2.875% due 04/28/28 ~	300,000	260,370

Ukraine - 0.2%

NPC Ukrenergo 6.875% due 11/09/26 ~	275,000	70,026

United Arab Emirates - 1.8%

Galaxy Pipeline Assets Bidco Ltd 2.160% due 03/31/34 ~	768,688	655,059

United States - 0.5%

LCPR Senior Secured Financing DAC 5.125% due 07/15/29 ~	200,000	167,381

Venezuela - 0.8%

Petroleos de Venezuela SA
5.375% due 04/12/27 * ~ y	113,000	6,752
8.500% due 10/27/22 * ~ y	1,360,500	244,890
9.000% due 11/17/22 * ~ y	239,354	14,780
9.750% due 05/17/35 * ~ y	306,278	17,955
12.750% due 02/17/23 * ~ y	117,000	7,225

		291,602

Total Corporate Bonds & Notes (Cost $15,733,890)		12,442,720

CONVERTIBLE CORPORATE BONDS & NOTES - 1.0%

United Arab Emirates - 1.0%

Abu Dhabi National Oil Co 0.700% due 06/04/24 ~	400,000	370,000

Total Convertible Corporate Bonds & Notes (Cost $375,925)		370,000

FOREIGN GOVERNMENT BONDS & NOTES - 52.3%

Angola - 2.4%

Angolan Government International
8.000% due 11/26/29 ~	275,000	218,474
8.750% due 04/14/32 ~	625,000	501,877
9.125% due 11/26/49 ~	200,000	142,290

		862,641

Argentina - 2.2%

Argentine Republic Government International
0.500% due 07/09/30 §	1,800,000	426,931

	Principal Amount	Value
1.500% due 07/09/35 §	$1,225,000	$265,364
3.500% due 07/09/41 §	250,000	67,428
3.875% due 01/09/38 §	150,000	42,896

		802,619

Bahamas - 1.0%

Bahamas Government International 6.000% due 11/21/28 ~	500,000	356,579

Brazil - 4.7%

Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/27	BRL 10,300,000	1,697,038

Colombia - 2.2%

Colombia Government International
5.000% due 06/15/45	$200,000	134,410
5.200% due 05/15/49	200,000	136,160
5.625% due 02/26/44	450,000	324,869
6.125% due 01/18/41	250,000	196,723

		792,162

Dominican Republic - 1.2%

Dominican Republic International
4.875% due 09/23/32 ~	250,000	192,984
6.000% due 02/22/33 ~	275,000	229,779

		422,763

Ecuador - 1.4%

Ecuador Government International
0.500% due 07/31/40 ~	250,000	102,720
1.000% due 07/31/35 ~	525,000	254,090
5.000% due 07/31/30 ~	250,000	162,818

		519,628

Egypt - 1.6%

Egypt Government International
7.903% due 02/21/48 ~	200,000	114,964
8.500% due 01/31/47 ~	600,000	357,262
8.875% due 05/29/50 ~	200,000	122,077

		594,303

El Salvador - 0.9%

El Salvador Government International
6.375% due 01/18/27 ~	50,000	17,139
7.125% due 01/20/50 ~	450,000	144,031
7.625% due 09/21/34 ~	108,000	33,670
7.625% due 02/01/41 ~	300,000	95,682
7.650% due 06/15/35 ~	125,000	41,026

		331,548

Hungary - 1.8%

Hungary Government International 5.250% due 06/16/29 ~	650,000	649,317

Indonesia - 2.1%

Indonesia Treasury 5.500% due 04/15/26	IDR 11,800,000,000	778,218

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Iraq - 2.6%

Iraq International 5.800% due 01/15/28 ~	$1,050,000	$946,370

Ivory Coast - 2.5%

Ivory Coast Government International
4.875% due 01/30/32 ~	EUR 1,050,000	794,781
5.875% due 10/17/31 ~	125,000	102,804

		897,585

Mexico - 4.9%

Mexican Bonos 7.750% due 11/23/34	MXN 35,900,000	1,612,255
Mexico Government International 4.350% due 01/15/47	$200,000	153,155

		1,765,410

Nigeria - 2.2%

Nigeria Government International
7.143% due 02/23/30 ~	300,000	212,850
8.250% due 09/28/51 ~	375,000	234,643
8.375% due 03/24/29 ~	450,000	343,688

		791,181

Oman - 1.7%

Oman Government International
6.500% due 03/08/47 ~	200,000	168,544
6.750% due 01/17/48 ~	525,000	454,414

		622,958

Poland - 1.1%

Republic of Poland Government 7.586% due 07/25/24	PLN 2,000,000	383,567

Romania - 2.9%

Romanian Government International
1.375% due 12/02/29 ~	EUR 100,000	75,875
2.000% due 01/28/32 ~	175,000	125,586
2.000% due 04/14/33 ~	525,000	358,107
2.750% due 04/14/41 ~	150,000	92,156
2.875% due 04/13/42 ~	175,000	107,975
3.750% due 02/07/34 ~	325,000	256,771
3.875% due 10/29/35 ~	50,000	38,890

		1,055,360

Saudi Arabia - 1.4%

Saudi Government International 4.500% due 10/26/46 ~	$550,000	502,986

South Africa - 4.7%

Republic of South Africa Government 8.875% due 02/28/35	ZAR 17,124,000	882,738
Republic of South Africa Government International
5.000% due 10/12/46	$350,000	226,793
5.650% due 09/27/47	200,000	137,070
5.750% due 09/30/49	425,000	291,552

	Principal Amount	Value
7.300% due 04/20/52	$225,000	$180,495

		1,718,648

South Korea - 2.1%

Korea International 2.000% due 06/19/24	300,000	292,975
The Korea Development Bank 1.805% (USD LIBOR + 0.350%) due 02/18/23 §	475,000	474,942

		767,917

Sri Lanka - 1.2%

Sri Lanka Government International
6.200% due 05/11/27 * ~ y	200,000	65,063
6.350% due 06/28/24 * ~ y	200,000	64,976
6.825% due 07/18/26 * ~ y	200,000	69,424
6.850% due 11/03/25 * ~ y	675,000	222,604

		422,067

Tunisia - 1.4%

Tunisian Republic
5.625% due 02/17/24 ~	EUR 100,000	61,740
5.750% due 01/30/25 ~	$200,000	111,786
6.375% due 07/15/26 ~	EUR 575,000	327,980

		501,506

Ukraine - 1.4%

State Agency of Roads of Ukraine 6.250% due 06/24/28 ~	$700,000	178,436
Ukraine Government International
6.876% due 05/21/29 ~	300,000	74,340
7.750% due 09/01/25 ~	200,000	50,700
7.750% due 09/01/26 ~	450,000	118,494
7.952% due 05/31/40 ~ §	300,000	76,077

		498,047

Venezuela - 0.4%

Venezuela Government International
7.750% due 10/13/22 * ~ y	85,000	6,588
8.250% due 10/13/24 * ~ y	166,100	14,118
9.000% due 05/07/23 * ~ y	73,000	6,205
9.250% due 09/15/27 * y	252,000	22,050
9.250% due 05/07/28 * ~ y	121,000	10,588
11.750% due 10/21/26 * ~ y	768,700	67,261
12.750% due 08/23/22 * ~ y	211,000	18,462

		145,272

Zambia - 0.3%

Zambia Government International 8.500% due 04/14/24 * ~ y	200,000	121,956

Total Foreign Government Bonds & Notes (Cost $24,514,435)		18,947,646

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 6.7%

Money Market Fund - 6.7%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	2,420,340	$2,420,340

Total Short-Term Investment (Cost $2,420,340)		2,420,340

TOTAL INVESTMENTS - 94.4% (Cost $43,044,590)		34,180,706

DERIVATIVES - 0.0%		16,834

OTHER ASSETS & LIABILITIES, NET - 5.6%		2,029,750

NET ASSETS - 100.0%		$36,227,290

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $1,010,411 or 2.8% of the Fund’s net assets were in default as of June 30, 2022.

(b)	Open futures contracts outstanding as of June 30, 2022 were as follows:

Short Futures Outstanding	Expiration Month	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Bund	09/22	5	$801,228	$779,570	$21,658
U.S. Treasury 5-Year Notes	09/22	16	1,752,469	1,796,000	(43,531)

Total Futures Contracts					($21,873)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of June 30, 2022 were as follows:

Currency Purchased		Currency Sold		Settlement Month	Counterparty	Unrealized Appreciation	Unrealized Depreciation
CLP	1,015,000,000	USD	1,146,633	07/22	HSB	$—	($46,830)
COP	2,300,000,000	USD	567,089	07/22	CIT	—	(15,627)
CZK	17,800,000	USD	758,153	07/22	JPM	—	(6,927)
EUR	50,000	USD	52,170	07/22	HSB	280	—
HUF	285,000,000	USD	755,580	07/22	JPM	—	(5,299)
PLN	3,300,000	USD	748,415	07/22	JPM	—	(14,679)
USD	1,285,328	BRL	6,800,000	07/22	CIT	—	(4,051)
USD	547,249	CLP	515,000,000	07/22	CIT	—	(10,779)
USD	529,932	CLP	500,000,000	07/22	HSB	—	(11,843)
USD	1,517,272	CNH	10,200,000	07/22	JPM	—	(6,315)
USD	551,559	COP	2,300,000,000	07/22	JPM	96	—
USD	26,085	EUR	25,000	07/22	HSB	—	(140)
USD	2,638,048	EUR	2,509,785	07/22	JPM	5,327	—
USD	771,084	IDR	11,200,000,000	07/22	JPM	22,337	—
USD	735,581	MXN	14,900,000	07/22	JPM	—	(2,008)
USD	735,463	TRY	13,200,000	07/22	JPM	—	(43,725)
USD	1,334,956	ZAR	21,400,000	07/22	CIT	22,936	—
USD	255,999	ZAR	4,200,000	07/22	JPM	—	(1,501)

Total Forward Foreign Currency Contracts						$50,976	($169,724)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(d)	Swap agreements outstanding as of June 30, 2022 were as follows:

Interest Rate Swaps - Long

Receive	Pay	Payment Frequency Receive Rate/ Pay Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.110%	1-Day INR-OIS	S / S	LCH	06/15/27	INR 75,000,000	($30,789)	$2,300	($33,089)
5.130%	6-Month CZK-PRIBOR	A / S	LCH	09/21/27	CZK 87,700,000	(36,539)	—	(36,539)
6.670%	6-Month PLN-WIBOR	A / S	LCH	09/21/27	PLN 10,700,000	(20,171)	—	(20,171)

						($87,499)	$2,300	($89,799)

Interest Rate Swaps - Short

Pay	Receive	Payment Frequency Pay Rate/ Receive Rate	Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.870%	1-Day INR-OIS	S / S	LCH	06/15/24	INR 183,000,000	$34,170	$1,549	$32,621
6.110%	1-Day INR-OIS	S / S	LCH	06/15/27	313,000,000	128,492	—	128,492
2.790%	1-Day THB-THOR	Q / Q	LCH	09/21/27	THB 29,800,000	(3,933)	—	(3,933)
3.223%	3-Month KRW-KWCDC	Q / Q	LCH	09/21/27	KRW 4,500,000,000	49,900	—	49,900
4.812%	6-Month CZK-PRIBOR	A / S	LCH	09/21/32	CZK 48,500,000	15,743	—	15,743
6.363%	6-Month PLN-WIBOR	A / S	LCH	09/21/32	PLN 6,050,000	24,431	—	24,431

						$248,803	$1,549	$247,254

Total Interest Rate Swaps						$161,304	$3,849	$157,455

Total Swap Agreements						$161,304	$3,849	$157,455

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$12,442,720	$—	$12,442,720	$—
	Convertible Corporate Bonds & Notes	370,000	—	370,000	—
	Foreign Government Bonds & Notes	18,947,646	—	18,947,646	—
	Short-Term Investment	2,420,340	2,420,340	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	50,976	—	50,976	—
	Interest Rate Contracts
	Futures	21,658	21,658	—	—
	Swaps	251,187	—	251,187	—

	Total Interest Rate Contracts	272,845	21,658	251,187	—

	Total Assets - Derivatives	323,821	21,658	302,163	—

	Total Assets	34,504,527	2,441,998	32,062,529	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(169,724)	—	(169,724)	—
	Interest Rate Contracts
	Futures	(43,531)	(43,531)	—	—
	Swaps	(93,732)	—	(93,732)	—

	Total Interest Rate Contracts	(137,263)	(43,531)	(93,732)	—

	Total Liabilities - Derivatives	(306,987)	(43,531)	(263,456)	—

	Total Liabilities	(306,987)	(43,531)	(263,456)	—

	Total	$34,197,540	$2,398,467	$31,799,073	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%

Basic Materials - 1.9%

Air Products and Chemicals Inc	1,405	$337,875
The Sherwin-Williams Co	7,530	1,686,042

		2,023,917

Communications - 17.0%

Alphabet Inc ‘A’ *	2,807	6,117,183
Alphabet Inc ‘C’ *	907	1,984,017
Amazon.com Inc *	61,689	6,551,989
Bumble Inc ‘A’ *	4,636	130,503
Charter Communications Inc ‘A’ *	2,305	1,079,962
Match Group Inc *	9,080	632,785
Meta Platforms Inc ‘A’ *	6,716	1,082,955
Shopify Inc ‘A’ (Canada) *	1,560	48,734

		17,628,128

Consumer, Cyclical - 3.0%

Chipotle Mexican Grill Inc *	462	603,954
Dollar Tree Inc *	2,892	450,718
Hilton Worldwide Holdings Inc	8,748	974,877
Lululemon Athletica Inc *	1,510	411,641
NIKE Inc ‘B’	7,002	715,605

		3,156,795

Consumer, Non-Cyclical - 22.7%

Abbott Laboratories	17,932	1,948,312
Becton Dickinson and Co	3,790	934,349
Block Inc *	3,511	215,786
Boston Scientific Corp *	42,389	1,579,838
Clarivate PLC *	28,358	393,042
Colgate-Palmolive Co	16,737	1,341,303
CoStar Group Inc *	13,550	818,555
Danaher Corp	10,581	2,682,495
Edwards Lifesciences Corp *	11,648	1,107,608
Equifax Inc	4,427	809,167
ICON PLC (Ireland) *	4,163	902,122
STERIS PLC	2,432	501,357
The Estee Lauder Cos Inc ‘A’	6,397	1,629,124
Thermo Fisher Scientific Inc	4,859	2,639,798
TransUnion	12,000	959,880
UnitedHealth Group Inc	1,052	540,339
Verisk Analytics Inc	9,426	1,631,546
Vertex Pharmaceuticals Inc *	5,241	1,476,861
Zoetis Inc	8,785	1,510,054

		23,621,536

Energy - 0.9%

EOG Resources Inc	3,972	438,667
Hess Corp	4,351	460,945

		899,612

Financial - 12.7%

American Express Co	3,406	472,140
American Tower Corp REIT	4,007	1,024,149
Aon PLC ‘A’	5,536	1,492,948
Arthur J Gallagher & Co	1,768	288,255
CME Group Inc	7,049	1,442,930
Equinix Inc REIT	455	298,944

	Shares	Value
Mastercard Inc ‘A’	11,520	$3,634,330
The Charles Schwab Corp	21,756	1,374,544
Visa Inc ‘A’	15,992	3,148,665

		13,176,905

Industrial - 3.6%

AMETEK Inc	8,897	977,691
Canadian Pacific Railway Ltd (Canada)	11,850	827,604
Johnson Controls International PLC	10,560	505,613
Vulcan Materials Co	9,985	1,418,869

		3,729,777

Technology - 35.8%

Adobe Inc *	9,550	3,495,873
Apple Inc	38,301	5,236,513
Applied Materials Inc	4,899	445,711
ASML Holding NV (Netherlands)	1,919	913,214
Atlassian Corp PLC ‘A’ *	1,539	288,409
Autodesk Inc *	3,818	656,543
Black Knight Inc *	4,227	276,403
Cadence Design Systems Inc *	6,248	937,387
Electronic Arts Inc	7,868	957,142
Intuit Inc	6,330	2,439,835
Lam Research Corp	2,067	880,852
Microsoft Corp	50,200	12,892,866
MSCI Inc	4,364	1,798,623
NVIDIA Corp	13,964	2,116,803
Roper Technologies Inc	1,374	542,249
salesforce.com Inc *	6,592	1,087,944
ServiceNow Inc *	2,702	1,284,855
Synopsys Inc *	2,393	726,754
Take-Two Interactive Software Inc *	2,009	246,163

		37,224,139

Total Common Stocks (Cost $41,827,109)		101,460,809

SHORT-TERM INVESTMENT - 2.5%

Money Market Fund - 2.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	2,558,352	2,558,352

Total Short-Term Investment (Cost $2,558,352)		2,558,352

TOTAL INVESTMENTS - 100.1% (Cost $44,385,461)		104,019,161

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(119,468)

NET ASSETS - 100.0%		$103,899,693

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$101,460,809	$101,460,809	$—	$—
	Short-Term Investment	2,558,352	2,558,352	—	—

	Total	$104,019,161	$104,019,161	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%

Basic Materials - 3.4%

Air Products and Chemicals Inc	11,792	$2,835,740
PPG Industries Inc	17,906	2,047,372

		4,883,112

Communications - 13.0%

Alphabet Inc ‘A’ *	1,298	2,828,679
Booking Holdings Inc *	1,082	1,892,407
Charter Communications Inc ‘A’ *	6,774	3,173,822
Cisco Systems Inc	74,448	3,174,463
Comcast Corp ‘A’	62,427	2,449,636
DISH Network Corp ‘A’ *	104,600	1,875,478
Motorola Solutions Inc	15,667	3,283,803

		18,678,288

Consumer, Cyclical - 1.6%

The Home Depot Inc	8,233	2,258,065

Consumer, Non-Cyclical - 13.7%

Amgen Inc	7,682	1,869,031
Becton Dickinson and Co	7,733	1,906,417
Elevance Health Inc	7,867	3,796,457
Johnson & Johnson	18,253	3,240,090
Merck & Co Inc	18,054	1,645,983
PepsiCo Inc	13,315	2,219,078
UnitedHealth Group Inc	9,607	4,934,443

		19,611,499

Energy - 9.0%

Chevron Corp	25,405	3,678,136
ConocoPhillips	64,922	5,830,645
Enterprise Products Partners LP	139,573	3,401,394

		12,910,175

Financial - 24.5%

American Express Co	32,321	4,480,337
American Tower Corp REIT	11,700	2,990,403
Bank of America Corp	163,122	5,077,988
Berkshire Hathaway Inc ‘B’ *	8,589	2,344,969
JPMorgan Chase & Co	42,714	4,810,023
Marsh & McLennan Cos Inc	14,140	2,195,235
The Bank of New York Mellon Corp	40,236	1,678,244
The Charles Schwab Corp	46,227	2,920,622
The Progressive Corp	18,844	2,190,992
The Travelers Cos Inc	12,479	2,110,573
US Bancorp	30,641	1,410,099
Visa Inc ‘A’	15,141	2,981,111

		35,190,596

Industrial - 20.3%

Deere & Co	15,313	4,585,784
Honeywell International Inc	9,636	1,674,833
Illinois Tool Works Inc	11,386	2,075,098
Martin Marietta Materials Inc	5,390	1,612,904
Northrop Grumman Corp	7,574	3,624,689
Otis Worldwide Corp	22,922	1,619,898
Raytheon Technologies Corp	56,450	5,425,409
TE Connectivity Ltd	38,975	4,410,021

	Shares	Value
United Parcel Service Inc ‘B’	16,203	$2,957,696
Vertiv Holdings Co	137,503	1,130,275

		29,116,607

Technology - 4.8%

Apple Inc	4,723	645,728
Intel Corp	53,773	2,011,648
Microsoft Corp	5,778	1,483,964
Oracle Corp	22,003	1,537,350
QUALCOMM Inc	9,069	1,158,474

		6,837,164

Utilities - 6.4%

Edison International	41,876	2,648,238
Sempra Energy	43,920	6,599,859

		9,248,097

Total Common Stocks (Cost $77,701,467)		138,733,603

SHORT-TERM INVESTMENT - 3.3%

Money Market Fund - 3.3%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	4,680,805	4,680,805

Total Short-Term Investment (Cost $4,680,805)		4,680,805

TOTAL INVESTMENTS - 100.0% (Cost $82,382,272)		143,414,408

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(63,244)

NET ASSETS - 100.0%		$143,351,164

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2022 (Audited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$138,733,603	$138,733,603	$—	$—
	Short-Term Investment	4,680,805	4,680,805	—	—

	Total	$143,414,408	$143,414,408	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Basic Materials - 5.5%

Axalta Coating Systems Ltd *	33,602	$742,940
Element Solutions Inc	41,849	744,912
Ingevity Corp *	10,332	652,363

		2,140,215

Communications - 3.2%

Open Lending Corp ‘A’ *	34,030	348,127
Q2 Holdings Inc *	14,834	572,147
Vivid Seats Inc ‘A’	41,086	306,913

		1,227,187

Consumer, Cyclical - 12.9%

Brunswick Corp	7,621	498,261
F45 Training Holdings Inc *	23,630	92,866
Genius Sports Ltd (United Kingdom) *	47,356	106,551
JetBlue Airways Corp *	36,503	305,530
Leslie’s Inc *	39,521	599,929
Manchester United PLC ‘A’ (United Kingdom)	46,254	514,344
Methode Electronics Inc	10,706	396,550
Ollie’s Bargain Outlet Holdings Inc *	4,671	274,421
On Holding AG ‘A’ (Switzerland) *	9,911	175,326
Penn National Gaming Inc *	13,377	406,928
Petco Health & Wellness Co Inc *	31,397	462,792
Skechers USA Inc ‘A’ *	20,642	734,442
Visteon Corp *	4,475	463,521

		5,031,461

Consumer, Non-Cyclical - 25.2%

Abcam PLC (United Kingdom) *	24,834	356,932
Adaptive Biotechnologies Corp *	9,893	80,034
Allovir Inc *	10,109	39,425
Annexon Inc *	9,842	37,104
BioAtla Inc *	6,433	18,334
Bioxcel Therapeutics Inc *	5,418	71,518
Boyd Group Services Inc (Canada)	3,616	389,523
Bright Horizons Family Solutions Inc *	4,105	346,955
Bruker Corp	7,907	496,243
Certara Inc *	25,287	542,659
Collegium Pharmaceutical Inc *	10,036	177,838
Envista Holdings Corp *	6,950	267,853
European Wax Center Inc ‘A’	12,471	219,739
Evo Payments Inc ‘A’ *	29,229	687,466
Guardant Health Inc *	2,469	99,599
Harmony Biosciences Holdings Inc *	4,875	237,754
HealthEquity Inc *	6,745	414,076
Immunocore Holdings PLC ADR (United Kingdom) *	4,355	162,485
Lyell Immunopharma Inc *	12,778	83,313
Maravai LifeSciences Holdings Inc ‘A’ *	11,510	326,999
MaxCyte Inc *	29,687	140,420
Neurocrine Biosciences Inc *	2,718	264,951
Nuvei Corp (Canada) *	5,028	181,863
Oatly Group AB ADR *	37,977	131,400
Olink Holding AB ADR (Sweden) *	6,310	95,912
Optinose Inc *	23,596	86,361
Oxford Nanopore Technologies PLC (United Kingdom) *	33,553	113,438
Paylocity Holding Corp *	1,073	187,153

	Shares	Value
Payoneer Global Inc *	63,809	$250,131
Prelude Therapeutics Inc *	6,209	32,411
PROCEPT BioRobotics Corp *	4,225	138,115
Recursion Pharmaceuticals Inc ‘A’ *	16,795	136,711
Remitly Global Inc *	47,758	365,826
Ritchie Bros Auctioneers Inc (Canada)	9,842	640,321
Sabre Corp *	52,945	308,669
Sana Biotechnology Inc *	9,894	63,618
Silk Road Medical Inc *	4,722	171,834
SpringWorks Therapeutics Inc *	5,389	132,677
Syneos Health Inc *	11,711	839,445
The Duckhorn Portfolio Inc *	16,182	340,793
Twist Bioscience Corp *	4,610	161,166

		9,839,064

Energy - 3.0%

ChampionX Corp	20,652	409,942
Magnolia Oil & Gas Corp ‘A’	25,346	532,013
Shoals Technologies Group Inc ‘A’ *	14,388	237,114

		1,179,069

Financial - 12.2%

Big Yellow Group PLC REIT (United Kingdom)	19,516	313,125
First Interstate BancSystem Inc ‘A’	17,527	667,954
Focus Financial Partners Inc ‘A’ *	13,136	447,412
GCM Grosvenor Inc ‘A’	35,856	245,613
Hamilton Lane Inc ‘A’	11,249	755,708
Innovative Industrial Properties Inc REIT	2,087	229,299
Prosperity Bancshares Inc	8,973	612,587
STAG Industrial Inc REIT	19,564	604,136
United Community Banks Inc	12,087	364,906
WisdomTree Investments Inc	102,611	520,238

		4,760,978

Industrial - 14.4%

Advanced Drainage Systems Inc	4,499	405,225
Advanced Energy Industries Inc	9,757	712,066
CryoPort Inc *	12,958	401,439
Gerresheimer AG (Germany)	7,173	468,593
GFL Environmental Inc (Canada)	21,266	548,663
Hydrofarm Holdings Group Inc *	19,171	66,715
Knight-Swift Transportation Holdings Inc	9,990	462,437
Kratos Defense & Security Solutions Inc *	14,402	199,900
Littelfuse Inc	2,074	526,879
Saia Inc *	988	185,744
Sensata Technologies Holding PLC	18,078	746,802
The AZEK Co Inc *	40,081	670,956
Trex Co Inc *	3,846	209,299

		5,604,718

Technology - 21.1%

ACV Auctions Inc ‘A’ *	48,662	318,249
Alkami Technology Inc *	29,348	407,644
Avalara Inc *	3,842	271,245
CACI International Inc ‘A’ *	2,124	598,501
Corsair Gaming Inc *	20,343	267,104
Definitive Healthcare Corp *	11,963	274,312
DoubleVerify Holdings Inc *	17,439	395,342
Endava PLC ADR (United Kingdom) *	2,637	232,768
Everbridge Inc *	6,008	167,563
ExlService Holdings Inc *	6,003	884,422
Expensify Inc ‘A’ *	13,536	240,805

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Five9 Inc *	3,927	$357,907
Keywords Studios PLC (Ireland)	21,210	566,625
nCino Inc *	5,895	182,273
Outset Medical Inc *	6,079	90,334
Paycor HCM Inc *	17,624	458,224
Procore Technologies Inc *	7,532	341,877
Rapid7 Inc *	9,489	633,865
TaskUS Inc ‘A’ (Philippines) *	19,781	333,508
Thoughtworks Holding Inc *	35,484	500,679
WNS Holdings Ltd ADR (India) *	9,465	706,468

		8,229,715

Total Common Stocks (Cost $51,649,026)		38,012,407

SHORT-TERM INVESTMENT - 2.6%

Money Market Fund - 2.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	1,001,113	1,001,113

Total Short-Term Investment (Cost $1,001,113)		1,001,113

TOTAL INVESTMENTS - 100.1% (Cost $52,650,139)		39,013,520

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(39,136)

NET ASSETS - 100.0%		$38,974,384

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Basic Materials	$2,140,215	$2,140,215	$—	$—
	Communications	1,227,187	1,227,187	—	—
	Consumer, Cyclical	5,031,461	5,031,461	—	—
	Consumer, Non-Cyclical	9,839,064	9,368,694	470,370	—
	Energy	1,179,069	1,179,069	—	—
	Financial	4,760,978	4,447,853	313,125	—
	Industrial	5,604,718	5,136,125	468,593	—
	Technology	8,229,715	7,663,090	566,625	—

	Total Common Stocks	38,012,407	36,193,694	1,818,713	—

	Short-Term Investment	1,001,113	1,001,113	—	—

	Total	$39,013,520	$37,194,807	$1,818,713	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Basic Materials - 4.0%

AdvanSix Inc	13,410	$448,430
Allegheny Technologies Inc *	31,360	712,186
Carpenter Technology Corp	5,829	162,687
HB Fuller Co	11,690	703,855
Innospec Inc	5,750	550,793

		2,577,951
Communications - 2.6%

A10 Networks Inc	40,476	582,045
Casa Systems Inc *	95,562	375,559
Criteo SA ADR (France) *	29,441	718,360

		1,675,964

Consumer, Cyclical - 18.5%

Blue Bird Corp *	38,583	355,349
Citi Trends Inc *	15,930	376,745
Dana Inc	42,870	603,181
Dine Brands Global Inc	10,550	686,594
Genesco Inc *	12,870	642,342
H&E Equipment Services Inc	20,465	592,871
Hilton Grand Vacations Inc *	15,220	543,811
IMAX Corp *	41,920	708,029
KB Home	26,690	759,597
Light & Wonder Inc *	6,820	320,472
MillerKnoll Inc	29,610	777,855
Papa John’s International Inc	8,056	672,837
REV Group Inc	68,000	739,160
Sally Beauty Holdings Inc *	52,782	629,161
Six Flags Entertainment Corp *	29,200	633,640
SkyWest Inc *	26,049	553,541
Taylor Morrison Home Corp *	38,048	888,801
The Goodyear Tire & Rubber Co *	79,110	847,268
The Shyft Group Inc	29,227	543,330

		11,874,584

Consumer, Non-Cyclical - 11.7%

Acadia Healthcare Co Inc *	15,910	1,075,993
Adtalem Global Education Inc *	22,130	796,016
Herc Holdings Inc	7,470	673,421
Integra LifeSciences Holdings Corp *	16,390	885,552
Korn Ferry	12,572	729,427
Nomad Foods Ltd (United Kingdom) *	47,504	949,605
Pediatrix Medical Group Inc *	50,830	1,067,938
Syneos Health Inc *	8,220	589,210
The Hain Celestial Group Inc *	31,079	737,815

		7,504,977

Energy - 4.8%

Helmerich & Payne Inc	23,360	1,005,882
HF Sinclair Corp	18,669	843,092
Infrastructure and Energy Alternatives Inc *	78,596	631,126
Magnolia Oil & Gas Corp ‘A’	27,350	574,076

		3,054,176

Financial - 34.8%

1st Source Corp	15,154	687,992
Associated Banc-Corp	43,492	794,164

	Shares	Value
Bank of Marin Bancorp	13,118	$416,890
BankUnited Inc	26,648	947,869
Berkshire Hills Bancorp Inc	33,800	837,226
Broadstone Net Lease Inc REIT	46,470	953,100
Carter Bankshares Inc *	32,322	426,650
Cousins Properties Inc REIT	18,946	553,792
First BanCorp	72,430	935,071
HarborOne Bancorp Inc	58,695	809,404
Heritage Financial Corp	31,510	792,792
Independence Realty Trust Inc REIT	51,956	1,077,048
Independent Bank Group Inc	11,169	758,487
Moelis & Co ‘A’	21,160	832,646
National Storage Affiliates Trust REIT	11,416	571,599
NETSTREIT Corp REIT	35,520	670,262
Pacific Premier Bancorp Inc	19,653	574,654
Physicians Realty Trust REIT	63,081	1,100,763
Premier Financial Corp	17,740	449,709
Sandy Spring Bancorp Inc	14,123	551,786
Selective Insurance Group Inc	13,015	1,131,524
STAG Industrial Inc REIT	22,242	686,833
Stifel Financial Corp	8,595	481,492
Synovus Financial Corp	21,590	778,319
Texas Capital Bancshares Inc *	16,461	866,507
The Hanover Insurance Group Inc	5,520	807,300
TriCo Bancshares	16,219	740,235
Umpqua Holdings Corp	32,940	552,404
Webster Financial Corp	17,333	730,586
WSFS Financial Corp	19,607	786,045

		22,303,149

Industrial - 14.6%

ArcBest Corp	15,050	1,059,068
Arcosa Inc	15,954	740,744
Belden Inc	13,094	697,517
Cactus Inc ‘A’	19,880	800,568
Dycom Industries Inc *	11,080	1,030,883
GATX Corp	1,863	175,420
Great Lakes Dredge & Dock Corp *	56,129	735,851
Ichor Holdings Ltd *	21,780	565,844
Kirby Corp. *	10,250	623,610
Masonite International Corp *	8,397	645,142
Star Bulk Carriers Corp (Greece)	23,630	590,514
Terex Corp	20,927	572,772
The Manitowoc Co Inc *	33,720	355,072
TTM Technologies Inc *	63,636	795,450

		9,388,455

Technology - 6.1%

ACI Worldwide Inc *	28,735	743,949
Change Healthcare Inc *	44,390	1,023,634
CommVault Systems Inc *	10,549	663,532
Kulicke & Soffa Industries Inc (Singapore)	8,930	382,293
MagnaChip Semiconductor Corp (South Korea) *	43,022	625,110
Unisys Corp *	37,410	450,042

		3,888,560

Utilities - 2.8%

IDACORP Inc	10,190	1,079,325

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Southwest Gas Holdings Inc	8,360	$727,989

		1,807,314

Total Common Stocks (Cost $57,152,097)		64,075,130

SHORT-TERM INVESTMENT - 0.6%

Money Market Fund - 0.6%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	382,462	382,462

Total Short-Term Investment (Cost $382,462)		382,462

TOTAL INVESTMENTS - 100.5% (Cost $57,534,559)		64,457,592

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(350,897)

NET ASSETS - 100.0%		$64,106,695

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$64,075,130	$64,075,130	$—	$—
	Short-Term Investment	382,462	382,462	—	—

	Total	$64,457,592	$64,457,592	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
WARRANTS - 0.1%

Switzerland - 0.1%

Cie Financiere Richemont SA Exercise @ CHF67.00 Exp 11/22/23 *	30,788	$16,770

Total Warrants (Cost $0)		16,770

PREFERRED STOCKS - 1.2%

Brazil - 1.2%

Banco Bradesco SA	182,159	598,327

Total Preferred Stocks (Cost $598,273)		598,327

COMMON STOCKS - 93.7%

Brazil - 4.3%

Ambev SA	231,700	592,371
Americanas SA	90,715	233,485
Lojas Renner SA	68,588	295,796
NU Holdings Ltd ‘A’ *	52,181	195,157
Pagseguro Digital Ltd ‘A’ *	14,889	152,463
Vale SA ADR	41,227	603,151
WEG SA	16,943	85,630

		2,158,053

Chile - 0.1%

Banco Santander Chile	1,066,381	43,055

China - 28.2%

Alibaba Group Holding Ltd *	85,800	1,223,971
BeiGene Ltd ADR *	3,725	602,891
Brii Biosciences Ltd *	76,500	82,287
Huazhu Group Ltd	3,300	12,814
Huazhu Group Ltd ADR	46,166	1,758,925
JD.com Inc ADR	1,151	73,917
Meituan ‘B’ * ~	48,500	1,210,283
MicroTech Medical Hangzhou Co Ltd ‘H’ * ~	17,400	22,050
NetEase Inc ADR	19,545	1,824,721
New Horizon Health Ltd * ~	21,500	64,887
Silergy Corp	3,000	242,578
Sunny Optical Technology Group Co Ltd	17,200	282,024
Tencent Holdings Ltd	20,681	936,128
Wuxi Biologics Cayman Inc * ~	125,500	1,162,811
Yum China Holdings Inc	50,295	2,439,307
Zai Lab Ltd ADR *	12,073	418,692
ZTO Express Cayman Inc	4,113	110,183
ZTO Express Cayman Inc ADR	56,085	1,539,533

		14,008,002

Egypt - 0.3%

Commercial International Bank Egypt SAE	84,614	167,585

France - 5.0%

Kering SA	1,565	811,025

	Shares	Value
L’Oreal SA	82	$28,471
Pernod Ricard SA	8,928	1,650,562

		2,490,058

Hong Kong - 4.6%

AIA Group Ltd	188,000	2,054,195
Prudential PLC	19,650	239,331

		2,293,526

India - 19.6%

Housing Development Finance Corp Ltd	118,800	3,286,806
Infosys Ltd	57,465	1,068,075
Kotak Mahindra Bank Ltd	116,195	2,457,495
Oberoi Realty Ltd *	30,116	282,604
Tata Consultancy Services Ltd	51,776	2,150,097
Zee Entertainment Enterprises Ltd	182,571	497,687

		9,742,764

Indonesia - 0.8%

P.T. Bank Central Asia Tbk	781,900	380,738

Italy - 1.6%

Ermenegildo Zegna Holditalia SPA *	8,569	90,403
PRADA SPA	121,700	684,404

		774,807

Mexico - 8.8%

America Movil SAB de CV ‘L’ ADR	26,104	533,305
Fomento Economico Mexicano SAB de CV	111,918	755,396
Grupo Mexico SAB de CV ‘B’	473,162	1,971,989
Wal-Mart de Mexico SAB de CV	316,660	1,089,677

		4,350,367

Peru - 0.3%

Credicorp Ltd	1,368	164,037

Philippines - 2.2%

Ayala Land Inc	698,000	324,442
SM Investments Corp	43,867	624,225
SM Prime Holdings Inc	244,314	162,584

		1,111,251

Poland - 0.3%

InPost SA *	27,290	158,120

Russia - 0.0%

Novatek PJSC GDR ± Ω	24,056	—
Polyus PJSC ± Ω	3,943	—
Polyus PJSC GDR ~ ± Ω	3,877	—
Sberbank of Russia PJSC * ± Ω	14,210	—
TCS Group Holding PLC GDR * ± Ω	7,899	—
Yandex NV ‘A’ * ± Ω	65,568	—

South Africa - 0.9%

FirstRand Ltd	117,848	453,530

South Korea - 6.6%

Coupang Inc *	10,027	127,844
LG Chem Ltd	1,849	734,574

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
NAVER Corp	2,601	$485,156
Samsung Biologics Co Ltd * ~	1,709	1,044,826
Samsung Electronics Co Ltd	19,575	863,402

		3,255,802

Switzerland - 1.5%

Cie Financiere Richemont SA ‘A’	6,912	743,477

Taiwan - 8.6%

MediaTek Inc	44,000	965,852
Taiwan Semiconductor Manufacturing Co Ltd	205,995	3,301,349

		4,267,201

Total Common Stocks (Cost $36,938,708)		46,562,373

SHORT-TERM INVESTMENT - 4.5%

Money Market Fund - 4.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	2,254,756	2,254,756

Total Short-Term Investment (Cost $2,254,756)		2,254,756

TOTAL INVESTMENTS - 99.5% (Cost $39,791,737)		49,432,226

OTHER ASSETS & LIABILITIES, NET - 0.5%		258,657

NET ASSETS - 100.0%		$49,690,883

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Warrants	$16,770	$16,770	$—	$—
	Preferred Stocks	598,327	598,327	—	—
	Common Stocks
	Brazil	2,158,053	2,158,053	—	—
	Chile	43,055	43,055	—	—
	China	14,008,002	8,657,986	5,350,016	—
	Egypt	167,585	—	167,585	—
	France	2,490,058	—	2,490,058	—
	Hong Kong	2,293,526	—	2,293,526	—
	India	9,742,764	—	9,742,764	—
	Indonesia	380,738	—	380,738	—
	Italy	774,807	90,403	684,404	—
	Mexico	4,350,367	4,350,367	—	—
	Peru	164,037	164,037	—	—
	Philippines	1,111,251	—	1,111,251	—
	Poland	158,120	—	158,120	—
	South Africa	453,530	—	453,530	—
	South Korea	3,255,802	127,844	3,127,958	—
	Switzerland	743,477	—	743,477	—
	Taiwan	4,267,201	—	4,267,201	—

	Total Common Stocks	46,562,373	15,591,745	30,970,628	—

	Short-Term Investment	2,254,756	2,254,756	—	—

	Total	$49,432,226	$18,461,598	$30,970,628	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INTERNATIONAL GROWTH FUND

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.9%

Canada - 9.1%

Barrick Gold Corp	7,430	$131,437
CAE Inc *	5,775	142,311
Canadian Imperial Bank of Commerce	4,376	212,511
Canadian Pacific Railway Ltd	8,243	575,767
Suncor Energy Inc	9,140	320,667
Thomson Reuters Corp	3,462	360,912

		1,743,605

China - 0.3%

Zai Lab Ltd *	14,900	51,517

Denmark - 2.4%

Novo Nordisk AS ‘B’	4,200	465,790

France - 12.8%

Airbus SE	1,839	179,872
BNP Paribas SA	7,602	363,619
Dassault Systemes SE	2,470	91,491
EssilorLuxottica SA	2,159	327,332
L’Oreal SA	1,634	567,334
LVMH Moet Hennessy Louis Vuitton SE	952	583,460
Teleperformance	1,068	329,781

		2,442,889

Germany - 2.8%

adidas AG	1,326	235,539
Deutsche Boerse AG	1,745	293,032

		528,571

Hong Kong - 3.3%

AIA Group Ltd	57,348	626,617

Ireland - 4.7%

CRH PLC	9,513	328,283
ICON PLC *	2,629	569,704

		897,987

Israel - 1.0%

Nice Ltd ADR *	1,010	194,374

Italy - 1.6%

Intesa Sanpaolo SPA	161,707	302,630

Japan - 10.1%

Daiichi Sankyo Co Ltd	3,100	78,841
Hoya Corp	3,170	271,298
Keyence Corp	1,160	397,808
MonotaRO Co Ltd	5,356	79,878
Nidec Corp	1,900	117,737
Olympus Corp	22,089	447,638
Recruit Holdings Co Ltd	10,300	303,339
Shiseido Co Ltd	5,700	229,751

		1,926,290

Netherlands - 4.5%

Adyen NV * ~	156	225,129

	Shares	Value
Argenx SE *	593	$223,533
ASML Holding NV	894	422,360

		871,022

Portugal - 2.7%

EDP - Energias de Portugal SA	109,473	510,181

Spain - 4.9%

Amadeus IT Group SA *	5,257	294,361
Cellnex Telecom SA ~	3,477	135,319
Iberdrola SA	23,710	246,855
Industria de Diseno Textil SA	11,498	261,297

		937,832

Sweden - 4.0%

Atlas Copco AB ‘A’	53,432	500,126
Sandvik AB	16,760	273,139

		773,265

Switzerland - 4.9%

Alcon Inc	4,302	301,663
Givaudan SA	40	140,988
Straumann Holding AG	660	79,508
TE Connectivity Ltd	3,687	417,184

		939,343

United Kingdom - 16.1%

3i Group PLC	13,621	184,617
Ashtead Group PLC	2,657	111,776
Burberry Group PLC	11,476	230,225
Compass Group PLC	18,778	385,538
Diageo PLC	13,257	572,606
Dr. Martens PLC	22,039	64,229
Linde PLC	1,797	516,998
London Stock Exchange Group PLC	5,922	552,592
Ocado Group PLC *	5,252	50,066
RELX PLC	3,550	96,387
Rentokil Initial PLC	54,458	315,691

		3,080,725

United States - 11.7%

Accenture PLC ‘A’	809	224,619
Atlassian Corp PLC ‘A’ *	493	92,388
Nestle SA	7,253	847,678
Roche Holding AG	1,563	522,511
Schlumberger NV	10,390	371,546
SolarEdge Technologies Inc *	623	170,503

		2,229,245

Total Common Stocks (Cost $18,902,102)		18,521,883

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INTERNATIONAL GROWTH FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	273,238	$273,238

Total Short-Term Investment (Cost $273,238)		273,238

TOTAL INVESTMENTS - 98.3% (Cost $19,175,340)		18,795,121

OTHER ASSETS & LIABILITIES, NET - 1.7%		323,969

NET ASSETS - 100.0%		$19,119,090

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INTERNATIONAL GROWTH FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Canada	$1,743,605	$1,743,605	$—	$—
	China	51,517	—	51,517	—
	Denmark	465,790	—	465,790	—
	France	2,442,889	—	2,442,889	—
	Germany	528,571	—	528,571	—
	Hong Kong	626,617	—	626,617	—
	Ireland	897,987	569,704	328,283	—
	Israel	194,374	194,374	—	—
	Italy	302,630	—	302,630	—
	Japan	1,926,290	—	1,926,290	—
	Netherlands	871,022	—	871,022	—
	Portugal	510,181	—	510,181	—
	Spain	937,832	—	937,832	—
	Sweden	773,265	—	773,265	—
	Switzerland	939,343	417,184	522,159	—
	United Kingdom	3,080,725	—	3,080,725	—
	United States	2,229,245	859,056	1,370,189	—

	Total Common Stocks	18,521,883	3,783,923	14,737,960	—

	Short-Term Investment	273,238	273,238	—	—

	Total	$18,795,121	$4,057,161	$14,737,960	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.6%

Australia - 3.4%

EBOS Group Ltd	6,800	$165,436
GUD Holdings Ltd	31,895	175,860
Imdex Ltd	104,934	133,597
Inghams Group Ltd	182,165	324,750
Nanosonics Ltd *	30,219	70,032
Servcorp Ltd	34,476	78,467
SomnoMed Ltd *	34,140	28,514

		976,656

Austria - 1.4%

Mayr Melnhof Karton AG	1,300	222,214
Wienerberger AG	8,200	177,060

		399,274

Belgium - 1.6%

Econocom Group SA	47,300	165,399
Fagron	17,000	275,560

		440,959

Brazil - 1.6%

Hypera SA	38,384	279,219
YDUQS Participacoes SA	66,449	166,330

		445,549

Canada - 2.8%

CCL Industries Inc ‘B’	4,400	207,968
ECN Capital Corp	18,200	77,907
Open Text Corp	9,300	351,784
The North West Co Inc	5,500	142,243

		779,902

Cayman - 0.3%

Patria Investments Ltd ‘A’	5,600	74,032

China - 4.6%

Best Pacific International Holdings Ltd	476,170	118,939
Far East Horizon Ltd	328,643	276,062
Precision Tsugami China Corp Ltd	121,178	152,731
Qingdao Port International Co Ltd ‘H’ ~	367,901	172,799
Shenzhen YUTO Packaging Technology Co Ltd ‘A’	51,520	227,492
TravelSky Technology Ltd ‘H’	145,890	284,477
Xingda International Holdings Ltd	374,000	69,955

		1,302,455

Denmark - 0.6%

Spar Nord Bank AS	16,300	173,088

Finland - 2.2%

Huhtamaki Oyj	6,100	242,666
Kamux Corp	16,000	130,702
Nanoform Finland PLC *	12,000	44,202
Rovio Entertainment Oyj ~	30,200	208,295

		625,865

France - 3.8%

Altarea SCA REIT	1,800	246,947
Antin Infrastructure Partners SA	4,500	106,200

	Shares	Value
Elior Group SA * ~	50,000	$111,840
Lectra	3,500	128,572
Maisons du Monde SA ~	15,800	157,977
Thermador Groupe	1,900	171,434
Vicat SA	5,800	160,526

		1,083,496

Germany - 5.6%

DIC Asset AG	20,400	225,718
DWS Group GmbH & Co KGaA ~	3,700	97,545
JOST Werke AG ~	4,000	149,727
Norma Group SE	4,200	94,133
Rheinmetall AG	1,040	239,996
Stabilus SE	2,600	127,796
Synlab AG	10,700	186,406
Takkt AG	9,300	146,560
Talanx AG	8,600	328,733

		1,596,614

Greece - 0.6%

Mytilineos SA	11,600	171,704

Hong Kong - 1.4%

ASMPT Ltd	30,868	262,726
Sino Land Co Ltd	99,892	147,508

		410,234

Hungary - 0.9%

Richter Gedeon Nyrt	14,715	266,312

Indonesia - 0.9%

P.T. Avia Avian Tbk	2,297,424	125,686
P.T. Selamat Sempurna Tbk	1,411,000	125,988

		251,674

Ireland - 2.5%

AerCap Holdings NV *	3,197	130,885
Dalata Hotel Group PLC *	43,900	159,867
Irish Residential Properties REIT PLC ◇	166,000	220,233
Mincon Group PLC	146,700	185,250

		696,235

Italy - 1.0%

Banca Generali SPA	4,800	135,903
Recordati Industria Chimica e Farmaceutica SPA	3,500	152,632

		288,535

Japan - 21.3%

Amano Corp	9,600	166,119
ASKUL Corp	14,100	168,518
Capcom Co Ltd	7,300	177,579
Daikyonishikawa Corp	28,285	108,617
Daiwa Industries Ltd	9,700	78,523
Dexerials Corp	6,700	178,823
Dip Corp	5,200	144,712
GMO internet Inc	14,200	245,715
Inaba Denki Sangyo Co Ltd	7,900	155,018
Isuzu Motors Ltd	21,100	233,395
Lixil Corp	9,800	184,197
Maruwa Co Ltd	1,900	216,783

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Meitec Corp	9,900	$159,596
MINEBEA MITSUMI Inc	10,900	185,772
Mitani Corp	7,700	85,955
Nihon Parkerizing Co Ltd	25,300	166,577
Nishimoto Co Ltd	5,181	145,416
NSD Co Ltd	14,100	246,306
PALTAC Corp	8,300	257,904
Park24 Co Ltd *	3,900	53,926
Persol Holdings Co Ltd	10,800	197,188
Renesas Electronics Corp *	47,100	426,225
Roland Corp	7,100	210,925
S Foods Inc	14,500	334,236
San-Ai Obbli Co Ltd	28,600	202,743
Ship Healthcare Holdings Inc	15,100	269,508
Sugi Holdings Co Ltd	4,800	210,845
SUMCO Corp	12,700	165,162
TechnoPro Holdings Inc	3,900	78,289
TIS Inc	12,400	326,253
TKC Corp	2,200	53,432
Tsuruha Holdings Inc	3,700	201,333

		6,035,590

Mexico - 2.6%

Bolsa Mexicana de Valores SAB de CV	141,678	250,109
Gruma SAB de CV ‘B’	20,658	228,107

		478,216

Netherlands - 1.3%

Amsterdam Commodities NV	9,700	229,731
Arcadis NV	4,200	140,669

		370,400

Norway - 0.7%

Europris ASA ~	41,300	193,866

Peru - 0.5%

Intercorp Financial Services Inc	6,033	141,172

Philippines - 1.7%

Century Pacific Food Inc *	588,687	235,539
Robinsons Land Corp	750,203	235,435

		470,974

Singapore - 2.8%

HRnetgroup Ltd	256,365	143,082
Mapletree Industrial Trust REIT	118,047	220,988
The Hour Glass Ltd	179,369	299,716
Wing Tai Holdings Ltd	91,700	114,903

		778,689

South Korea - 1.8%

Hyundai Marine & Fire Insurance Co Ltd	5,054	120,808
Soulbrain Co Ltd	1,600	282,537
Vitzrocell Co Ltd	11,400	101,651

		504,996

Spain - 3.2%

Cia de Distribucion Integral Logista Holdings SA	14,800	290,012
CIE Automotive SA	9,400	234,078
Grupo Catalana Occidente SA	9,300	290,699

	Shares	Value
Prosegur Cia de Seguridad SA	53,600	$95,035

		909,824

Sweden - 2.3%

BHG Group AB *	25,400	80,764
Dustin Group AB ~	30,300	173,467
Granges AB	21,200	159,262
Hexpol AB	21,700	185,826
Nordnet AB publ	3,300	43,443

		642,762

Taiwan - 3.0%

International Games System Co Ltd	11,155	280,676
Sporton International Inc	34,529	203,381
Test Research Inc	65,916	132,043
Tripod Technology Corp	36,091	135,408
Yageo Corp	9,520	98,731

		850,239

Tanzania - 0.4%

Helios Towers PLC *	74,840	110,597

Thailand - 0.7%

Star Petroleum Refining PCL	616,053	211,276

United Kingdom - 14.0%

Ashtead Technology Holdings PLC *	62,500	168,900
B&M European Value Retail SA	38,165	170,799
Biffa PLC ~	49,851	227,442
Bodycote PLC	17,812	114,623
Grainger PLC	75,804	259,481
Harbour Energy PLC	34,351	152,601
Hiscox Ltd	20,600	236,320
Hyve Group PLC *	91,494	82,373
Informa PLC *	27,518	177,783
J D Wetherspoon PLC *	26,328	200,270
JET2 PLC *	13,960	154,156
John Wood Group PLC *	112,824	214,251
Lancashire Holdings Ltd	43,060	211,622
LSL Property Services PLC	54,135	220,760
On the Beach Group PLC * ~	74,750	129,914
Pets at Home Group PLC	26,800	100,874
Reach PLC	95,329	116,392
Sabre Insurance Group PLC ~	61,459	153,743
Savills PLC	14,594	179,947
Tate & Lyle PLC	36,506	334,541
Vistry Group PLC	14,425	146,923
WH Smith PLC *	12,102	208,026

		3,961,741

United States - 4.1%

Adient PLC *	4,100	121,483
Adtalem Global Education Inc *	6,500	233,805
Antero Resources Corp *	7,865	241,062
GCC SAB de CV	40,603	251,559
GrafTech International Ltd	28,172	199,176
Impro Precision Industries Ltd ~	196,179	54,253
Ovintiv Inc	3,100	136,989

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
RHI Magnesita NV	7,200	$174,586

		1,412,913

Total Common Stocks (Cost $31,552,384)		27,055,839

EXCHANGE-TRADED FUND - 2.0%

iShares MSCI India	14,100	555,117

Total Exchange-Traded Fund (Cost $630,555)		555,117

SHORT-TERM INVESTMENT - 1.2%

Money Market Fund - 1.2%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	351,277	351,277

Total Short-Term Investment (Cost $351,277)		351,277

TOTAL INVESTMENTS - 98.8% (Cost $32,534,216)		27,962,233

OTHER ASSETS & LIABILITIES, NET - 1.2%		328,112

NET ASSETS - 100.0%		$28,290,345

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Restricted securities as of June 30, 2022 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Irish Residential Properties REIT PLC (Acq 10/29/21)	$278,367	$220,233	0.8%

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$976,656	$28,514	$948,142	$—
	Austria	399,274	—	399,274	—
	Belgium	440,959	—	440,959	—
	Brazil	445,549	445,549	—	—
	Canada	779,902	779,902	—	—
	Cayman	74,032	74,032	—	—
	China	1,302,455	271,670	1,030,785	—
	Denmark	173,088	—	173,088	—
	Finland	625,865	44,202	581,663	—
	France	1,083,496	277,634	805,862	—
	Germany	1,596,614	—	1,596,614	—
	Greece	171,704	—	171,704	—
	Hong Kong	410,234	—	410,234	—
	Hungary	266,312	—	266,312	—
	Indonesia	251,674	125,686	125,988	—
	Ireland	696,235	696,235	—	—
	Italy	288,535	—	288,535	—
	Japan	6,035,590	—	6,035,590	—
	Mexico	478,216	478,216	—	—
	Netherlands	370,400	229,731	140,669	—
	Norway	193,866	—	193,866	—
	Peru	141,172	141,172	—	—
	Philippines	470,974	235,539	235,435	—
	Singapore	778,689	—	778,689	—
	South Korea	504,996	—	504,996	—
	Spain	909,824	—	909,824	—
	Sweden	642,762	—	642,762	—
	Taiwan	850,239	—	850,239	—
	Tanzania	110,597	—	110,597	—
	Thailand	211,276	—	211,276	—
	United Kingdom	3,961,741	1,597,289	2,364,452	—
	United States	1,412,913	1,238,327	174,586	—

	Total Common Stocks	27,055,839	6,663,698	20,392,141	—

	Exchange-Traded Fund	555,117	555,117	—	—
	Short-Term Investment	351,277	351,277	—	—

	Total	$27,962,233	$7,570,092	$20,392,141	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.7%

Germany - 0.7%

Henkel AG & Co KGaA	7,557	$467,632

Total Preferred Stocks (Cost $547,415)		467,632

COMMON STOCKS - 97.1%

Argentina - 0.1%

YPF SA ADR *	16,274	53,053

Austria - 0.8%

ams-OSRAM AG *	19,922	180,234
Erste Group Bank AG	14,165	359,951

		540,185

Belgium - 0.8%

Ageas SA	11,967	527,656

Brazil - 2.0%

Atacadao SA	31,830	101,388
Cia de Saneamento Basico do Estado de Sao Paulo	71,120	570,895
Telefonica Brasil SA	44,828	405,756
Ultrapar Participacoes SA	106,198	250,405

		1,328,444

Burkina Faso - 0.4%

Endeavour Mining PLC	13,603	281,423

Canada - 2.2%

ARC Resources Ltd	22,475	283,382
Barrick Gold Corp	35,932	635,342
Cameco Corp	14,302	300,628
Kinross Gold Corp	71,319	255,322

		1,474,674

China - 0.8%

Dongfeng Motor Group Co Ltd ‘H’	671,978	511,575

Finland - 1.6%

Nokia OYJ	146,910	680,936
Wartsila OYJ Abp	47,473	372,129

		1,053,065

France - 12.5%

AXA SA	40,601	927,390
BNP Paribas SA	15,181	726,137
Carrefour SA	26,765	475,114
Cie de Saint-Gobain	19,229	830,871
Dassault Aviation SA	2,334	364,484
Engie SA	76,085	880,985
Orange SA	57,998	683,424
Renault SA *	15,664	395,452
Rexel SA	16,233	250,832
SCOR SE	12,159	261,894

	Shares	Value
Societe Generale SA	28,092	$621,106
TotalEnergies SE	36,238	1,907,458

		8,325,147

Germany - 4.6%

CECONOMY AG	37,408	104,876
Continental AG	6,082	426,888
Daimler Truck Holding AG *	23,611	621,817
Fresenius SE & Co KGaA	25,320	770,031
HeidelbergCement AG	14,498	699,982
Mercedes-Benz Group AG	7,867	456,902

		3,080,496

Hong Kong - 1.4%

CK Asset Holdings Ltd	98,770	701,792
WH Group Ltd ~	281,396	217,797

		919,589

India - 0.8%

Canara Bank	104,126	240,232
Oil & Natural Gas Corp Ltd	116,651	223,354
Zee Entertainment Enterprises Ltd	28,782	78,459

		542,045

Indonesia - 1.0%

P.T. Bank Mandiri Persero Tbk	1,294,435	691,249

Ireland - 1.3%

AIB Group PLC	136,276	311,024
Bank of Ireland Group PLC	90,095	569,453

		880,477

Italy - 3.9%

Assicurazioni Generali SPA	35,332	564,350
BPER Banca	165,467	272,744
Eni SPA	85,301	1,011,727
UniCredit SPA	77,949	744,907

		2,593,728

Japan - 27.5%

Alfresa Holdings Corp	19,524	262,501
Alps Alpine Co Ltd	24,640	250,379
Benesse Holdings Inc	1,599	25,875
Dai-ichi Life Holdings Inc	35,911	664,188
DeNA Co Ltd	18,627	260,145
Eisai Co Ltd	3,938	166,499
Fuji Media Holdings Inc	11,965	101,342
Hino Motors Ltd	69,733	358,954
Honda Motor Co Ltd	49,038	1,182,360
Inpex Corp	45,238	484,964
Isuzu Motors Ltd	47,458	524,951
Japan Airlines Co Ltd *	29,518	507,167
JGC Holdings Corp	37,002	475,268
Kamigumi Co Ltd	12,049	232,925
Kirin Holdings Co Ltd	29,982	473,627
Makita Corp	15,451	382,977
Mitsubishi Estate Co Ltd	44,342	642,664
Mitsubishi Heavy Industries Ltd	9,170	320,507
Mitsubishi UFJ Financial Group Inc	174,323	932,637
MS&AD Insurance Group Holdings Inc	22,744	697,408
Nikon Corp	29,754	343,118

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
Nippon Television Holdings Inc	23,009	$204,741
Nissan Motor Co Ltd	111,998	438,653
Nomura Holdings Inc	53,825	195,552
Ono Pharmaceutical Co Ltd	35,819	920,164
Resona Holdings Inc	201,298	752,958
Shimamura Co Ltd	5,071	445,565
Stanley Electric Co Ltd	20,293	333,145
Subaru Corp	32,032	566,597
Sumitomo Electric Industries Ltd	50,563	558,748
Sumitomo Heavy Industries Ltd	15,169	335,791
Sumitomo Mitsui Financial Group Inc	16,963	504,227
Sumitomo Mitsui Trust Holdings Inc	22,117	683,547
Sumitomo Rubber Industries Ltd	23,247	198,799
T&D Holdings Inc	73,898	884,600
Taiheiyo Cement Corp	15,021	223,812
Takeda Pharmaceutical Co Ltd	20,374	572,272
THK Co Ltd	20,114	378,864
Tsuruha Holdings Inc	5,282	287,417
Yamato Holdings Co Ltd	32,214	515,526

		18,291,434

Luxembourg - 0.4%

RTL Group SA	7,202	301,665

Malaysia - 0.5%

CIMB Group Holdings Bhd	281,517	316,798

Mexico - 0.2%

America Movil SAB de CV ‘L’ ADR	6,897	140,906

Netherlands - 5.8%

ABN AMRO Bank NV ~	43,344	487,037
ING Groep NV	49,658	489,211
Koninklijke Philips NV	21,691	465,240
PostNL NV	51,956	157,402
Shell PLC	86,828	2,261,243

		3,860,133

Norway - 0.1%

Norsk Hydro ASA	14,292	80,768

Russia - 0.0%

Gazprom PJSC ADR * ± Ω	11,628	—
LUKOIL PJSC ADR * ± Ω	1,019	—
Mobile TeleSystems PJSC ADR ± Ω	13,793	—
Sberbank of Russia PJSC ADR * ± Ω	9,967	—
VEON Ltd ADR *	63,844	29,368

		29,368

South Africa - 1.5%

Anglo American PLC	17,376	621,167
MTN Group Ltd	12,823	104,349
Old Mutual Ltd	387,455	262,604

		988,120

South Korea - 4.8%

Coway Co Ltd	7,954	393,540
Hankook Tire & Technology Co Ltd	9,187	234,206
Hyundai Mobis Co Ltd	2,915	449,310

	Shares	Value
KB Financial Group Inc	17,669	$659,819
KT Corp ADR	50,706	707,856
Shinhan Financial Group Co Ltd	26,502	759,931

		3,204,662

Spain - 1.0%

CaixaBank SA	195,245	683,758

Sweden - 0.8%

SKF AB ‘B’	34,091	505,784

Switzerland - 7.2%

Adecco Group AG	19,857	676,823
Holcim Ltd	17,886	767,123
Julius Baer Group Ltd	2,502	116,068
Novartis AG	16,924	1,434,827
The Swatch Group AG	2,006	476,502
UBS Group AG	82,508	1,333,885

		4,805,228

Taiwan - 1.5%

Catcher Technology Co Ltd	80,278	447,830
Hon Hai Precision Industry Co Ltd	145,629	534,625

		982,455

Thailand - 1.3%

Kasikornbank PCL	121,466	522,082
Kasikornbank PCL NVDR	73,365	313,071

		835,153

Turkey - 0.5%

Turk Telekomunikasyon AS	324,179	171,011
Turkcell Iletisim Hizmetleri AS	179,664	175,275

		346,286

United Kingdom - 9.8%

Babcock International Group PLC *	69,228	261,339
BAE Systems PLC	25,368	256,825
BP PLC	329,011	1,544,869
BT Group PLC	282,190	641,350
Centrica PLC *	262,012	255,865
easyJet PLC *	83,235	373,863
J Sainsbury PLC	153,754	382,642
Kingfisher PLC	89,242	266,698
Land Securities Group PLC REIT	40,476	328,462
Marks & Spencer Group PLC *	52,233	86,656
Standard Chartered PLC	133,020	1,004,221
The British Land Co PLC REIT	58,927	322,352
WPP PLC	79,032	798,322

		6,523,464

Total Common Stocks (Cost $66,979,661)		64,698,788

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	751,664	$751,664

Total Short-Term Investment (Cost $751,664)		751,664

TOTAL INVESTMENTS - 98.9% (Cost $68,278,740)		65,918,084

OTHER ASSETS & LIABILITIES, NET - 1.1%		708,786

NET ASSETS - 100.0%		$66,626,870

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks	$467,632	$—	$467,632	$—
	Common Stocks
	Argentina	53,053	53,053	—	—
	Austria	540,185	—	540,185	—
	Belgium	527,656	—	527,656	—
	Brazil	1,328,444	1,328,444	—	—
	Burkina Faso	281,423	281,423	—	—
	Canada	1,474,674	1,474,674	—	—
	China	511,575	—	511,575	—
	Finland	1,053,065	—	1,053,065	—
	France	8,325,147	—	8,325,147	—
	Germany	3,080,496	—	3,080,496	—
	Hong Kong	919,589	—	919,589	—
	India	542,045	—	542,045	—
	Indonesia	691,249	—	691,249	—
	Ireland	880,477	—	880,477	—
	Italy	2,593,728	—	2,593,728	—
	Japan	18,291,434	—	18,291,434	—
	Luxembourg	301,665	—	301,665	—
	Malaysia	316,798	—	316,798	—
	Mexico	140,906	140,906	—	—
	Netherlands	3,860,133	—	3,860,133	—
	Norway	80,768	—	80,768	—
	Russia	29,368	29,368	—	—
	South Africa	988,120	—	988,120	—
	South Korea	3,204,662	707,856	2,496,806	—
	Spain	683,758	—	683,758	—
	Sweden	505,784	—	505,784	—
	Switzerland	4,805,228	—	4,805,228	—
	Taiwan	982,455	—	982,455	—
	Thailand	835,153	—	835,153	—
	Turkey	346,286	—	346,286	—
	United Kingdom	6,523,464	—	6,523,464	—

	Total Common Stocks	64,698,788	4,015,724	60,683,064	—

	Short-Term Investment	751,664	751,664	—	—

	Total	$65,918,084	$4,767,388	$61,150,696	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments

June 30, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 65.9%

Basic Materials - 0.8%

DuPont de Nemours Inc 2.521% (USD LIBOR + 1.110%) due 11/15/23 §	$2,500,000	$2,512,448
Glencore Funding LLC (Australia)
3.000% due 10/27/22 ~	1,600,000	1,595,752
4.625% due 04/29/24 ~	2,000,000	2,001,967
Nucor Corp 3.950% due 05/23/25	500,000	497,698

		6,607,865

Communications - 3.0%

AT&T Inc 2.901% (USD LIBOR + 1.180%) due 06/12/24 §	7,750,000	7,776,293
Charter Communications Operating LLC 2.936% (USD LIBOR + 1.650%) due 02/01/24 §	500,000	503,977
eBay Inc 1.900% due 03/11/25	2,500,000	2,350,562
NTT Finance Corp (Japan) 0.583% due 03/01/24 ~	4,000,000	3,805,626
Sprint Spectrum Co LLC 4.738% due 09/20/29 ~	5,393,450	5,398,377
Verizon Communications Inc 0.750% due 03/22/24	5,000,000	4,772,621

		24,607,456

Consumer, Cyclical - 3.7%

Aptiv PLC 2.396% due 02/18/25	1,000,000	955,897
Brunswick Corp 0.850% due 08/18/24	2,500,000	2,312,313
Daimler Trucks Finance North America LLC (Germany) 3.500% due 04/07/25 ~	2,250,000	2,206,121
Delta Air Lines Inc 4.500% due 10/20/25 ~	3,000,000	2,917,833
DR Horton Inc
2.500% due 10/15/24	2,000,000	1,914,292
4.375% due 09/15/22	1,000,000	1,000,785
Ford Motor Credit Co LLC 2.366% (USD LIBOR + 1.080%) due 08/03/22 §	3,200,000	3,193,267
General Motors Financial Co Inc
1.050% due 03/08/24	2,000,000	1,897,237
1.200% due 10/15/24	2,350,000	2,187,217
Hyatt Hotels Corp 1.300% due 10/01/23	2,500,000	2,422,101
Magallanes Inc 3.282% (SOFR + 1.780%) due 03/15/24 ~ §	2,910,000	2,902,374
Marriott International Inc 3.600% due 04/15/24	1,000,000	991,387
Toyota Motor Credit Corp 2.900% due 03/30/23	3,000,000	3,001,541

	Principal Amount	Value
Walgreens Boots Alliance Inc 0.950% due 11/17/23	$2,800,000	$2,709,597

		30,611,962

Consumer, Non-Cyclical - 8.3%

AmerisourceBergen Corp 0.737% due 03/15/23	1,042,000	1,022,261
Baxter International Inc 1.322% due 11/29/24	4,650,000	4,370,711
Bayer US Finance II LLC (Germany) 2.839% (USD LIBOR + 1.010%) due 12/15/23 ~ §	3,200,000	3,183,835
Cigna Corp 3.402% (USD LIBOR + 0.890%) due 07/15/23 §	4,000,000	4,003,599
Cintas Corp No 2 3.450% due 05/01/25	1,000,000	997,562
Coca-Cola Europacific Partners PLC (United Kingdom) 0.800% due 05/03/24 ~	5,000,000	4,729,190
Constellation Brands Inc 3.600% due 05/09/24	1,400,000	1,395,769
Element Fleet Management Corp (Canada) 1.600% due 04/06/24 ~	4,000,000	3,811,763
Elevance Health Inc 2.375% due 01/15/25	1,200,000	1,156,701
General Mills Inc 2.054% (USD LIBOR + 1.010%) due 10/17/23 §	6,000,000	6,015,879
Gilead Sciences Inc 0.750% due 09/29/23	2,812,000	2,722,839
GlaxoSmithKline Capital PLC (United Kingdom) 0.534% due 10/01/23	2,150,000	2,078,527
Global Payments Inc 1.500% due 11/15/24	750,000	704,711
Hormel Foods Corp 0.650% due 06/03/24	2,350,000	2,243,964
Humana Inc
0.650% due 08/03/23	2,800,000	2,710,420
4.500% due 04/01/25	500,000	504,115
JDE Peet’s NV (Netherlands) 0.800% due 09/24/24 ~	1,500,000	1,395,082
Keurig Dr Pepper Inc 0.750% due 03/15/24	3,000,000	2,855,371
McKesson Corp 1.300% due 08/15/26	1,000,000	890,504
Mondelez International Holdings Netherlands BV 0.750% due 09/24/24 ~	2,000,000	1,870,394
Mondelez International Inc 2.125% due 03/17/24	1,500,000	1,463,034
PerkinElmer Inc 0.550% due 09/15/23	2,700,000	2,601,304
Philip Morris International Inc 1.125% due 05/01/23	2,000,000	1,962,802
Quanta Services Inc 0.950% due 10/01/24	1,750,000	1,619,934
Royalty Pharma PLC 0.750% due 09/02/23	3,500,000	3,371,815

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Suntory Holdings Ltd (Japan) 2.250% due 10/16/24 ~	$5,100,000	$4,877,497
Thermo Fisher Scientific Inc 1.215% due 10/18/24	3,200,000	3,035,174
Zimmer Biomet Holdings Inc 1.450% due 11/22/24	1,750,000	1,648,907

		69,243,664

Energy - 1.6%

Enbridge Inc (Canada) 2.500% due 02/14/25	1,250,000	1,201,013
Energy Transfer LP
3.600% due 02/01/23	3,400,000	3,391,126
4.250% due 03/15/23	1,519,000	1,518,639
Kinder Morgan Inc
3.792% (USD LIBOR + 1.280%) due 01/15/23 §	1,000,000	1,000,816
5.625% due 11/15/23 ~	915,000	932,047
MPLX LP
3.375% due 03/15/23	3,500,000	3,491,359
3.500% due 12/01/22	1,606,000	1,605,478

		13,140,478

Financial - 32.4%

AerCap Ireland Capital DAC (Ireland) 1.150% due 10/29/23	3,300,000	3,146,538
AIG Global Funding 0.650% due 06/17/24 ~	1,000,000	940,415
Air Lease Corp 2.625% due 07/01/22	1,500,000	1,500,000
American Express Co 2.250% due 03/04/25	1,500,000	1,442,813
3.375% due 05/03/24	2,400,000	2,384,943
ANZ New Zealand Int’l Ltd (New Zealand) 2.166% due 02/18/25 ~	1,650,000	1,577,908
Athene Global Funding 0.950% due 01/08/24 ~	4,550,000	4,320,690
Avolon Holdings Funding Ltd (Ireland) 3.950% due 07/01/24 ~	600,000	574,909
Banco Santander SA (Spain) 2.706% due 06/27/24	2,900,000	2,816,983
2.746% due 05/28/25	1,250,000	1,185,370
Bank of America Corp
1.843% due 02/04/25	7,500,000	7,235,472
3.384% due 04/02/26	3,000,000	2,911,869
3.841% due 04/25/25	3,500,000	3,485,389
Canadian Imperial Bank of Commerce (Canada) 0.450% due 06/22/23	7,000,000	6,785,700
Citigroup Inc
0.776% due 10/30/24	1,200,000	1,144,763
0.981% due 05/01/25	2,100,000	1,969,115
1.678% due 05/15/24	600,000	588,195
2.014% due 01/25/26	3,600,000	3,376,686
2.544% (USD LIBOR + 1.100%) due 05/17/24 §	2,800,000	2,777,076
Citizens Bank NA 3.182% (USD LIBOR + 0.950%) due 03/29/23 §	2,000,000	2,002,283

	Principal Amount	Value
Cooperatieve Rabobank UA (Netherlands)
0.375% due 01/12/24	$2,000,000	$1,903,195
3.057% (USD LIBOR + 0.860%) due 09/26/23 ~ §	2,500,000	2,512,037
Corebridge Financial Inc 3.500% due 04/04/25 ~	1,650,000	1,604,740
Credit Suisse AG (Switzerland)
0.495% due 02/02/24	3,000,000	2,829,504
1.000% due 05/05/23	1,750,000	1,713,297
Danske Bank AS (Denmark) 0.976% due 09/10/25 ~	3,150,000	2,903,115
F&G Global Funding 0.900% due 09/20/24 ~	2,000,000	1,856,189
Fifth Third Bank NA 1.800% due 01/30/23	2,000,000	1,982,944
GLP Capital LP REIT 3.350% due 09/01/24	1,000,000	959,476
HSBC Holdings PLC (United Kingdom)
0.732% due 08/17/24	2,650,000	2,542,071
0.976% due 05/24/25	3,500,000	3,266,541
1.162% due 11/22/24	3,600,000	3,439,386
2.455% (USD LIBOR + 1.000%) due 05/18/24 §	2,300,000	2,281,940
JPMorgan Chase & Co
0.824% due 06/01/25	2,500,000	2,338,569
0.969% due 06/23/25	2,350,000	2,198,892
2.074% (USD LIBOR + 0.890%) due 07/23/24 §	700,000	697,224
2.595% due 02/24/26	5,500,000	5,233,961
MassMutual Global Funding II 0.600% due 04/12/24 ~	10,000,000	9,491,503
Metropolitan Life Global Funding I 0.400% due 01/07/24 ~	2,000,000	1,905,875
Mid-America Apartments LP REIT 4.300% due 10/15/23	2,000,000	2,012,338
Mitsubishi UFJ Financial Group Inc (Japan)
0.848% due 09/15/24	4,350,000	4,190,498
0.953% due 07/19/25	7,000,000	6,538,700
3.837% due 04/17/26	2,000,000	1,974,383
Mizuho Financial Group Inc (Japan) 1.241% due 07/10/24	3,000,000	2,917,870
Morgan Stanley
0.529% due 01/25/24	4,000,000	3,922,197
0.731% due 04/05/24	3,000,000	2,925,804
0.790% due 05/30/25	2,900,000	2,702,146
2.591% (USD LIBOR + 1.220%) due 05/08/24 §	700,000	700,380
New York Life Global Funding 0.400% due 10/21/23 ~	1,650,000	1,590,998
Nomura Holdings Inc (Japan) due 07/03/25 #	2,000,000	2,011,685
Principal Life Global Funding II 0.750% due 08/23/24 ~	2,000,000	1,869,880
Protective Life Global Funding 0.781% due 07/05/24 ~	2,500,000	2,348,659
3.218% due 03/28/25 ~	1,250,000	1,223,165
Reliance Standard Life Global Funding II 2.150% due 01/21/23 ~	2,100,000	2,078,641

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Royal Bank of Canada (Canada)
0.500% due 10/26/23	$4,500,000	$4,354,846
0.650% due 07/29/24	7,500,000	7,052,600
0.750% due 10/07/24	12,000,000	11,215,275
1.600% due 01/21/25	4,000,000	3,789,584
Skandinaviska Enskilda Banken AB (Sweden)
0.550% due 09/01/23 ~	5,000,000	4,833,600
1.900% (USD LIBOR + 0.320%) due 09/01/23 ~ §	6,500,000	6,470,785
Societe Generale SA (France) 2.226% due 01/21/26 ~	1,900,000	1,772,594
Standard Chartered PLC (United Kingdom)
1.214% due 03/23/25 ~	2,900,000	2,736,111
1.319% due 10/14/23 ~	2,000,000	1,985,770
3.885% due 03/15/24 ~	1,000,000	997,282
Sumitomo Mitsui Financial Group Inc (Japan)
1.402% due 09/17/26	8,000,000	7,068,368
1.844% (USD LIBOR + 0.800%) due 10/16/23 §	7,500,000	7,506,723
The Bank of Nova Scotia (Canada)
0.650% due 07/31/24	7,500,000	7,036,333
1.450% due 01/10/25	5,000,000	4,736,935
The Charles Schwab Corp 0.750% due 03/18/24	3,000,000	2,879,891
The Goldman Sachs Group Inc 0.657% due 09/10/24	4,400,000	4,212,432
1.757% due 01/24/25	5,750,000	5,531,924
The Toronto-Dominion Bank (Canada)
1.450% due 01/10/25	7,000,000	6,624,872
1.684% (USD LIBOR + 0.640%) due 07/19/23 §	4,500,000	4,495,739
UBS AG (Switzerland)
0.450% due 02/09/24 ~	5,000,000	4,743,122
1.375% due 01/13/25 ~	9,000,000	8,435,592
UBS Group AG (Switzerland) 1.008% due 07/30/24 ~	1,500,000	1,453,283
Ventas Realty LP REIT 2.650% due 01/15/25	1,650,000	1,579,612
VICI Properties LP REIT 4.375% due 05/15/25	1,850,000	1,809,789
Wells Fargo & Co 1.654% due 06/02/24	1,750,000	1,710,016
3.908% due 04/25/26	3,250,000	3,200,420
Westpac Banking Corp (Australia)
1.019% due 11/18/24	4,200,000	3,944,757
3.650% due 05/15/23	3,251,000	3,251,530

		268,264,705

Industrial - 4.4%

Amcor Flexibles North America Inc 4.000% due 05/17/25	3,200,000	3,168,150
Berry Global Inc 0.950% due 02/15/24	2,850,000	2,701,230
Canadian Pacific Railway Co (Canada) 1.350% due 12/02/24	1,200,000	1,130,231
Carlisle Cos Inc 0.550% due 09/01/23	2,400,000	2,315,999
Graphic Packaging International LLC 0.821% due 04/15/24 ~	1,950,000	1,835,735

	Principal Amount	Value
Jabil Inc 1.700% due 04/15/26	$1,000,000	$896,759
Parker-Hannifin Corp 3.650% due 06/15/24	1,250,000	1,242,754
Penske Truck Leasing Co LP
1.200% due 11/15/25 ~	2,000,000	1,787,902
2.700% due 11/01/24 ~	1,000,000	960,802
Ryder System Inc 2.500% due 09/01/24	3,000,000	2,896,666
Siemens Financieringsmaatschappij NV (Germany) 0.650% due 03/11/24 ~	6,200,000	5,930,404
TD SYNNEX Corp 1.250% due 08/09/24 ~	3,800,000	3,549,474
Teledyne Technologies Inc 0.950% due 04/01/24	7,000,000	6,623,751
The Boeing Co 4.508% due 05/01/23	1,500,000	1,504,123

		36,543,980

Technology - 4.2%

Apple Inc 0.750% due 05/11/23	2,450,000	2,408,127
CGI Inc (Canada) 1.450% due 09/14/26	2,000,000	1,767,781
DXC Technology Co 1.800% due 09/15/26	1,000,000	899,387
Fidelity National Information Services Inc 0.600% due 03/01/24	4,000,000	3,788,479
Hewlett Packard Enterprise Co
1.450% due 04/01/24	1,000,000	960,378
2.250% due 04/01/23	2,100,000	2,085,475
Infor Inc 1.450% due 07/15/23 ~	2,700,000	2,628,020
Microchip Technology Inc 0.972% due 02/15/24	4,950,000	4,703,915
Oracle Corp
1.650% due 03/25/26	1,800,000	1,615,419
2.500% due 04/01/25	5,450,000	5,185,069
Qorvo Inc 1.750% due 12/15/24 ~	1,200,000	1,123,314
Salesforce Inc 0.625% due 07/15/24	3,600,000	3,409,226
VMware Inc
0.600% due 08/15/23	1,750,000	1,692,074
4.500% due 05/15/25	2,350,000	2,358,775

		34,625,439

Utilities - 7.5%

American Electric Power Co Inc
0.750% due 11/01/23	2,450,000	2,357,584
1.000% due 11/01/25	500,000	450,113
Black Hills Corp 1.037% due 08/23/24	2,500,000	2,339,301
CenterPoint Energy Resources Corp 2.111% (USD LIBOR + 0.500%) due 03/02/23 §	490,000	488,700
Consolidated Edison Inc 0.650% due 12/01/23	3,500,000	3,367,565

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
Consumers Energy Co 0.350% due 06/01/23	$4,000,000	$3,890,798
Dominion Energy Inc 3.071% due 08/15/24	1,000,000	977,082
DTE Energy Co 1.050% due 06/01/25	1,000,000	920,745
Edison International 4.950% due 04/15/25	1,500,000	1,505,267
Emera US Finance LP (Canada) 0.833% due 06/15/24	2,550,000	2,382,775
Entergy Louisiana LLC 0.620% due 11/17/23	1,361,000	1,311,792
Evergy Inc 2.450% due 09/15/24	4,176,000	4,018,691
Eversource Energy 4.200% due 06/27/24	1,650,000	1,656,045
Mississippi Power Co 1.838% (SOFR + 0.300%) due 06/28/24 §	1,900,000	1,863,426
NextEra Energy Capital Holdings Inc
0.650% due 03/01/23	2,500,000	2,457,944
4.450% due 06/20/25	1,250,000	1,259,889
Oncor Electric Delivery Co LLC 2.750% due 06/01/24	1,800,000	1,774,601
Pacific Gas and Electric Co 3.250% due 02/16/24	3,000,000	2,923,778
Public Service Enterprise Group Inc
0.800% due 08/15/25	2,800,000	2,531,597
0.841% due 11/08/23	5,200,000	4,991,144
Sempra Energy 3.300% due 04/01/25	2,100,000	2,053,613
Southern California Edison Co
0.700% due 08/01/23	4,550,000	4,411,533
1.100% due 04/01/24	1,300,000	1,237,506
The AES Corp 3.300% due 07/15/25 ~	3,000,000	2,819,250
Virginia Electric and Power Co 3.750% due 05/15/27	1,350,000	1,337,235
Vistra Operations Co LLC 4.875% due 05/13/24 ~	3,600,000	3,585,965
WEC Energy Group Inc 0.800% due 03/15/24	2,500,000	2,375,599
Xcel Energy Inc 0.500% due 10/15/23	650,000	625,781

		61,915,319

Total Corporate Bonds & Notes (Cost $568,235,878)		545,560,868

SENIOR LOAN NOTES - 0.7%

Communications - 0.2%

Charter Communications Operating LLC Term B-2 3.420% (USD LIBOR + 1.750%) due 02/01/27 §	1,989,770	1,903,651

	Principal Amount	Value
Consumer, Cyclical - 0.2%

Hilton Worldwide Finance LLC Term B-2 3.374% (USD LIBOR + 1.750%) due 06/21/26 §	$2,000,000	$1,920,500

Consumer, Non-Cyclical - 0.3%

United Rentals North America Inc Term B 3.416% (USD LIBOR + 1.750%) due 10/31/25 §	1,989,664	1,991,085

Total Senior Loan Notes (Cost $5,935,368)		5,815,236

ASSET-BACKED SECURITIES - 4.6%

AmeriCredit Automobile Receivables Trust 0.280% due 06/18/24	250,796	250,524
CarMax Auto Owner Trust 0.220% due 02/15/24	113,350	113,261
Ford Credit Auto Owner Trust 3.440% due 02/15/25	1,750,000	1,749,989
GM Financial Consumer Automobile Receivables Trust 0.230% due 11/16/23	2,743	2,741
Magnetite Ltd (Cayman)
1.844% (USD LIBOR + 0.800%) due 01/18/28 ~ §	10,779,638	10,674,734
2.024% (USD LIBOR + 0.980%) due 04/15/31 ~ §	1,665,000	1,644,282
Palmer Square Loan Funding Ltd (Cayman)
1.284% (SOFR + 1.050%) due 04/15/30 ~ §	9,500,000	9,391,450
1.863% (USD LIBOR + 0.800%) due 07/20/29 ~ §	7,290,724	7,199,590
2.278% (USD LIBOR + 0.800%) due 02/20/28 ~ §	2,440,848	2,426,522
2.524% (USD LIBOR + 1.000%) due 11/25/28 ~ §	725,863	722,174
Santander Drive Auto Receivables Trust 0.370% due 08/15/24	3,105,090	3,098,351
Stratus CLO Ltd (Cayman) 1.863% (USD LIBOR + 0.800%) due 12/29/29 ~ §	973,666	961,704

Total Asset-Backed Securities (Cost $38,598,867)		38,235,322

U.S. TREASURY OBLIGATIONS - 29.1%

U.S. Treasury Notes - 29.1%

0.125% due 09/30/22	30,000,000	29,875,502
0.125% due 11/30/22 ‡	87,000,000	86,203,140
0.125% due 02/28/23 ‡	10,000,000	9,830,401
0.500% due 03/15/23	5,000,000	4,922,437
1.375% due 10/15/22	25,000,000	24,949,692
1.500% due 01/15/23 ‡	30,000,000	29,813,292
1.750% due 07/15/22	10,000,000	10,002,077
1.750% due 06/30/24 ‡	10,000,000	9,761,719

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

	Principal Amount	Value
1.750% due 07/31/24 ‡	$10,000,000	$9,751,172
2.000% due 07/31/22	10,000,000	10,007,058
2.625% due 02/28/23	2,100,000	2,098,921
2.750% due 05/15/25	2,500,000	2,481,055
2.875% due 06/15/25	11,000,000	10,957,031

Total U.S. Treasury Obligations (Cost $242,515,233)		240,653,497

	Shares
SHORT-TERM INVESTMENTS - 13.6%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	11,558,890	11,558,890

	Principal Amount
U.S. Treasury Bills - 12.2%

1.055% due 07/28/22	$25,000,000	24,979,891
1.591% due 09/15/22 ‡	22,000,000	21,926,850
1.656% due 09/29/22 ‡	54,500,000	54,277,231

		101,183,972

Total Short-Term Investments (Cost $112,873,601)		112,742,862

TOTAL INVESTMENTS - 113.9% (Cost $968,158,947)		943,007,785

DERIVATIVES - (13.7%)		(113,756,794)

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(1,591,810)

NET ASSETS - 100.0%		$827,659,181

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Notes to Schedule of Investments

(a)	Swap agreements outstanding as of June 30, 2022 were as follows:

Total Return Swaps - Long

Receive	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.020%	Z	CIT	09/15/22	$16,452,647	($3,358,062)	$—	($3,358,062)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.400%	Z	CIT	09/15/22	83,546,714	(13,595,232)	—	(13,595,232)
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.330%	Z	CIT	09/15/22	10,127,554	(2,713,080)	—	(2,713,080)
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.350%	Z	CIT	09/15/22	91,544,568	(10,554,143)	—	(10,554,143)
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	09/15/22	97,531,801	(8,126,258)	—	(8,126,258)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.410%	Z	CIT	11/18/22	31,658,636	(6,762,456)	—	(6,762,456)
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.430%	Z	CIT	11/18/22	115,781,392	(9,445,497)	—	(9,445,497)
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.300%	Z	CIT	11/18/22	52,656,949	(16,240,226)	—	(16,240,226)
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.010%	Z	JPM	11/18/22	56,169,131	(9,857,360)	—	(9,857,360)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.380%	Z	BOA	03/28/23	76,833,921	(14,959,101)	—	(14,959,101)
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.400%	Z	CIT	03/28/23	46,475,970	(5,382,793)	—	(5,382,793)
MSCI EAFE Index	1-Day U.S. Fed Funds - 0.070%	Z	JPM	03/28/23	48,829,835	(6,569,879)	—	(6,569,879)
MSCI EAFE Index	1-Day U.S. Fed Funds + 0.060%	Z	SGN	03/28/23	8,354,435	(1,708,697)	—	(1,708,697)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	03/28/23	42,416,146	(6,933,473)	—	(6,933,473)
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.490%	Z	SGN	03/28/23	49,515,270	(4,135,991)	—	(4,135,991)
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.470%	Z	SGN	03/28/23	5,139,668	(1,384,446)	—	(1,384,446)
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.320%	Z	BOA	06/23/23	35,777,733	78,779	—	78,779
MSCI EAFE Index	1-Day U.S. Fed Funds - 0.040%	Z	BRC	06/23/23	8,800,107	(4,076)	—	(4,076)
Russell 1000 Growth Index	1-Day U.S. Fed Funds + 0.300%	Z	BRC	06/23/23	61,123,408	1,491,139	—	1,491,139
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.160%	Z	SGN	06/23/23	29,309,215	658,541	—	658,541
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.190%	Z	SGN	06/23/23	15,179,515	(187,835)	—	(187,835)

						($119,690,146)	$—	($119,690,146)

Total Return Swaps - Short

Pay	Receive	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.375%	Z	SGN	11/18/22	$15,102,087	$1,789,362	$—	$1,789,362
Russell Mid-Cap Growth Index	1-Day U.S. Fed Funds + 0.250%	Z	CIT	03/28/23	3,633,841	755,920	—	755,920
Russell Mid-Cap Value Index	1-Day U.S. Fed Funds + 0.280%	Z	CIT	03/28/23	8,453,749	1,194,492	—	1,194,492
Russell 1000 Value Index	1-Day U.S. Fed Funds + 0.390%	Z	SGN	03/28/23	18,401,777	2,193,578	—	2,193,578

						$5,933,352	$—	$5,933,352

Total Swap Agreements						($113,756,794)	$—	($113,756,794)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF MULTI-ASSET FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$545,560,868	$—	$545,560,868	$—
	Senior Loan Notes	5,815,236	—	5,815,236	—
	Asset-Backed Securities	38,235,322	—	38,235,322	—
	U.S. Treasury Obligations	240,653,497	—	240,653,497	—
	Short-Term Investments	112,742,862	11,558,890	101,183,972	—
	Derivatives:
	Equity Contracts
	Swaps	8,161,811	—	8,161,811	—

	Total Assets - Derivatives	8,161,811	—	8,161,811	—

	Total Assets	951,169,596	11,558,890	939,610,706	—

Liabilities	Derivatives:
	Equity Contracts
	Swaps	(121,918,605)	—	(121,918,605)	—

	Total Liabilities	(121,918,605)	—	(121,918,605)	—

	Total	$829,250,991	$11,558,890	$817,692,101	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

June 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%

Consumer, Cyclical - 2.6%

DR Horton Inc	4,918	$325,523
Marriott Vacations Worldwide Corp	6,417	745,655
Travel + Leisure Co	10,021	389,015

		1,460,193

Financial - 96.6%

Agree Realty Corp REIT	12,475	899,822
Alexandria Real Estate Equities Inc REIT	14,386	2,086,402
American Assets Trust Inc REIT	5,975	177,458
American Homes 4 Rent ‘A’ REIT	60,420	2,141,285
American Tower Corp REIT	7,824	1,999,736
Apartment Income REIT Corp	27,612	1,148,659
Apple Hospitality REIT Inc	31,873	467,577
AvalonBay Communities Inc REIT	15,624	3,034,962
Brandywine Realty Trust REIT	9,849	94,944
Broadstone Net Lease Inc REIT	43,307	888,227
Cousins Properties Inc REIT	31,570	922,791
CubeSmart REIT	36,065	1,540,697
DiamondRock Hospitality Co REIT *	54,042	443,685
Digital Realty Trust Inc REIT	3,989	517,892
Equinix Inc REIT	4,847	3,184,576
Equity LifeStyle Properties Inc REIT	20,522	1,446,185
Equity Residential REIT	5,610	405,154
Essex Property Trust Inc REIT	9,445	2,469,962
Extra Space Storage Inc REIT	15,165	2,579,870
First Industrial Realty Trust Inc REIT	28,170	1,337,512
Healthcare Realty Trust Inc REIT	10,166	276,515
Healthcare Trust of America Inc ‘A’ REIT	17,422	486,248
InvenTrust Properties Corp REIT	12,004	309,583
Invitation Homes Inc REIT	67,098	2,387,347
Kilroy Realty Corp REIT	21,658	1,133,363
Medical Properties Trust Inc REIT	53,872	822,625
NETSTREIT Corp REIT	13,714	258,783
Park Hotels & Resorts Inc REIT	22,208	301,363
Prologis Inc REIT	32,110	3,777,741
PS Business Parks Inc REIT	1,670	312,540
Public Storage REIT	4,471	1,397,948
Regency Centers Corp REIT	28,038	1,662,934
Rexford Industrial Realty Inc REIT	23,493	1,352,962
Sabra Health Care REIT Inc	60,923	851,094
Simon Property Group Inc REIT	6,257	593,914
STORE Capital Corp REIT	40,926	1,067,350
Sun Communities Inc REIT	15,359	2,447,610
Terreno Realty Corp REIT	19,750	1,100,667
Ventas Inc REIT	55,657	2,862,440
VICI Properties Inc REIT	88,351	2,631,990
Welltower Inc REIT	11,234	925,120

		54,747,533

Total Common Stocks (Cost $55,328,715)		56,207,726

	Shares	Value
SHORT-TERM INVESTMENT - 0.5%

Money Market Fund - 0.5%

BlackRock Liquidity Funds T-Fund Portfolio ‘Institutional’ 1.330%	273,519	$273,519

Total Short-Term Investment (Cost $273,519)		273,519

TOTAL INVESTMENTS - 99.7% (Cost $55,602,234)		56,481,245

OTHER ASSETS & LIABILITIES, NET - 0.3%		158,428

NET ASSETS - 100.0%		$56,639,673

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments (Continued)

June 30, 2022 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the Fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the Fund’s assets and liabilities as of June 30, 2022:

		Total Value at June 30, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks	$56,207,726	$56,207,726	$—	$—
	Short-Term Investment	273,519	273,519	—	—

	Total	$56,481,245	$56,481,245	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 137 and 138

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2022 (Unaudited)

Explanation of Symbols:

#	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
*	Non-income producing investments.
^	Investments with their principal amount adjusted for inflation.
~	Securities are not registered under the Securities Act of 1933 (1933 Act) and these securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.
±	Investments categorized as a significant unobservable input (Level 3).
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2022. Interest rates for certain securities are subject to interest rate caps and floors, which would result in a period end rate being more, less or equal to the referenced rate plus spread. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for swap agreements as of June 30, 2022.
∞	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
f	All or a portion of this senior loan position is unfunded as of June 30, 2022. The interest rate for fully unfunded terms loans is to be determined.
Y	Issuer filed bankruptcy and/or is in default as of June 30, 2022.
Ω	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940.
◇	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees.

Counterparty & Exchange Abbreviations:

BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIT	Citigroup
CME	Chicago Mercantile Exchange
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
JPM	JPMorgan Chase
LCH	London Clearing House
MSC	Morgan Stanley
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
UBS	UBS

Currency Abbreviations:

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Payment Frequency Abbreviations:

A	Annual
L	Lunar
Q	Quarterly
S	Semiannual
Z	At Maturity

Reference Rate Abbreviations:

AUD Bank Bill	Australian Dollar Bank Bill Rate
COFI	Cost of Funds Index
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
US FED	United States Federal Reserve Bank Rate
US PRIME	United States Prime Rate
US Treasury	United States Treasury Rate

Other Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipt
PIK	Payment In Kind
REIT	Real Estate Investment Trust

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2022 (Unaudited)

Notes:

For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the yield-to-maturity.

The sectors and countries (based on country of risk) listed in the Schedules of Investments are obtained from a third-party source that is not affiliated with the Trust or the investment adviser, and are believed to be reliable. Sector names, country names and weightings could be different if obtained from another source.

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2022 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified, open-end, management investment company, and is organized as a Delaware statutory trust.

Pacific Life Fund Advisors LLC (“PLFA” or the “Investment Adviser”) serves as investment adviser to the Trust. The Trust is comprised of separate funds (each individually a “Fund”, and collectively the “Funds”).

2. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Investment Adviser, accounting members of the Trust’s Administrator (see Note 6), and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 -	Quoted prices (unadjusted) in active markets for identical investments

• Level 2 -	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 -	Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange- traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective published NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are traded on securities exchanges are categorized as Level 2 if they are fair valued based on quoted prices from the applicable exchange, or when valuation adjustments are applied to option contracts, or such valuation adjustments are observable and timely, otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using the mean between broker-dealer bid and ask quotations, and forward foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps – Interest rate swaps are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps – Credit default swaps are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps – Total return swaps are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Unfunded loan commitments on senior loan participations and assignments, if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures.

The total unfunded loan commitments that could be extended at the option of the borrowers for the period ended June 30, 2022, are summarized in the following table:

Fund	Unfunded Loan Commitments	Value	Net Unrealized Appreciation (Depreciation)
Pacific Funds Short Duration Income	$72,464	$66,884	($5,580)
Pacific Funds Core Income	181,159	167,210	(13,949)
Pacific Funds Strategic Income	213,687	201,489	(12,198)
Pacific Funds Floating Rate Income	17,346,767	16,446,843	(899,924)

3.	INVESTMENTS IN AFFILIATED FUNDS

A summary of holdings and transactions with affiliated mutual fund investments as of and for the period ended June 30, 2022 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2022	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2022
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
Pacific Funds Core Income	$6,299,606	$5,463	$40,887	$457,915	($61,314)	($371,435)	$5,455,292	561,822
Pacific Funds Floating Rate Income	10,260,383	2,895,407	122,149	807,335	(1,332)	(635,392)	11,833,880	1,300,426
Pacific Funds High Income	24,931,159	21,460	303,962	1,798,938	(107,817)	(2,603,387)	20,746,439	2,401,208
PF Inflation Managed	12,218,803	10,730	—	899,469	63,720	(809,518)	10,584,266	1,138,093
PF Managed Bond	77,794,250	67,696	—	5,674,834	(933,619)	(4,166,994)	67,086,499	7,084,108
PF Short Duration Bond	25,854,179	2,996,813	—	1,918,483	(62,840)	(285,233)	26,584,436	2,774,993
PF Emerging Markets Debt	10,359,165	8,779	—	735,930	(108,206)	(973,546)	8,550,262	1,239,168
PF Growth	456,194	390	—	32,708	1,891	(87,949)	337,818	14,418
PF Large-Cap Value	5,452,948	4,682	—	392,490	(22,000)	(656,433)	4,386,707	403,190
PF Small-Cap Value	4,421,095	3,902	—	1,305,948	(114,495)	(519,188)	2,485,366	298,006
PF Emerging Markets	3,389,425	2,927	—	1,232,473	(207,208)	(147,363)	1,805,308	201,936
PF International Growth	1,006,640	878	—	914,509	(102,197)	9,188	—	—
PF International Small-Cap	3,390,322	2,926	—	2,203,038	(270,288)	(93,172)	826,750	116,117
PF International Value	2,270,960	1,951	—	163,543	(4,873)	(203,010)	1,901,485	249,539
PF Multi-Asset	34,241,440	29,166	—	3,126,518	(645,068)	(5,128,649)	25,370,371	3,277,826
PF Real Estate	3,454,301	1,014,613	—	269,827	(14,632)	(560,085)	3,624,370	258,330
	$225,800,870	$7,067,783	$466,998	$21,933,958	($2,590,278)	($17,232,166)	$191,579,249

Pacific Funds Portfolio Optimization Moderate-Conservative
Pacific Funds Core Income	$7,778,592	$9,835	$51,745	$370,432	($46,346)	($494,755)	$6,928,639	713,557
Pacific Funds Floating Rate Income	9,095,148	4,078,297	117,319	504,059	(3,382)	(604,910)	12,178,413	1,338,287
Pacific Funds High Income	22,604,630	28,370	282,336	1,068,552	(83,816)	(2,419,442)	19,343,526	2,238,834
PF Inflation Managed	8,862,145	11,349	—	427,420	(21,479)	(527,470)	7,897,125	849,153
PF Managed Bond	95,098,759	120,669	—	4,544,938	(768,332)	(5,517,313)	84,388,845	8,911,177
PF Short Duration Bond	13,452,807	6,659,200	—	698,683	(11,841)	(150,260)	19,251,223	2,009,522
PF Emerging Markets Debt	7,653,649	9,457	—	356,183	(63,302)	(751,480)	6,492,141	940,890
PF Growth	6,521,886	8,133	—	306,317	(19,145)	(1,234,353)	4,970,204	212,130
PF Large-Cap Value	16,165,233	20,237	—	762,235	(37,885)	(2,019,027)	13,366,323	1,228,522
PF Small-Cap Growth	2,961,637	3,783	—	142,475	(58,010)	(486,129)	2,278,806	177,201
PF Small-Cap Value	5,878,503	7,057	—	1,601,369	300,764	(1,163,484)	3,421,471	410,248
PF Emerging Markets	7,512,489	8,439	—	3,002,198	(354,265)	(445,983)	3,718,482	415,938
PF International Growth	2,379,798	2,517	—	1,443,575	(763,682)	505,234	680,292	119,981
PF International Small-Cap	6,011,349	6,039	—	4,234,202	(1,017,130)	371,898	1,137,954	159,825
PF International Value	8,456,372	10,592	—	398,931	(14,069)	(775,762)	7,278,202	955,145
PF Multi-Asset	76,050,439	93,172	—	4,213,830	(907,354)	(12,137,953)	58,884,474	7,607,813
PF Real Estate	4,593,986	1361268	—	239,201	(19,479)	(762,932)	4,933,642	351,650
	$301,077,422	$12,438,414	$451,400	$24,314,600	($3,888,753)	($28,614,121)	$257,149,762

Pacific Funds Portfolio Optimization Moderate
Pacific Funds Core Income	$15,115,777	$1,283	$100,617	$692,389	($95,357)	($956,567)	$13,473,364	1,387,576
Pacific Funds Floating Rate Income	19,768,265	17,422,964	296,834	1,258,828	(98,793)	(1,404,509)	34,725,933	3,816,037
Pacific Funds High Income	49,121,354	4,140	613,967	2,233,502	(226,328)	(5,215,329)	42,064,302	4,868,553
PF Inflation Managed	19,258,639	1,656	—	893,387	(44,709)	(1,148,447)	17,173,752	1,846,640
PF Managed Bond	184,148,179	15,693	—	8,464,948	(1,346,782)	(10,827,450)	163,524,692	17,267,655
PF Short Duration Bond	29,234,332	25,647,169	—	1,549,933	(50,623)	(255,251)	53,025,694	5,535,041
PF Emerging Markets Debt	14,968,265	1,242	—	670,047	(68,596)	(1,525,591)	12,705,273	1,841,344
PF Growth	64,762,868	5,425	—	11,404,145	(2,821,079)	(9,661,982)	40,881,087	1,744,818
PF Large-Cap Value	67,955,865	5,714	—	3,082,229	(229,252)	(8,415,044)	56,235,054	5,168,663
PF Small-Cap Growth	14,480,701	1,242	—	670,048	(270,032)	(2,388,213)	11,153,650	867,313
PF Small-Cap Value	33,533,761	2,898	—	5,802,572	(511,666)	(4,498,967)	22,723,454	2,724,635
PF Emerging Markets	24,487,133	2,071	—	9,619,856	(638,098)	(1,965,344)	12,265,906	1,372,025
PF International Growth	8,726,755	746	—	4,665,991	(3,158,765)	2,182,841	3,085,586	544,195
PF International Small-Cap	19,594,384	1,656	—	9,371,666	(1,372,168)	(857,144)	7,995,062	1,122,902
PF International Value	23,625,704	1,987	—	1,072,080	(35,840)	(2,169,704)	20,350,067	2,670,612
PF Multi-Asset	375,111,682	31,261	—	19,467,994	(4,204,826)	(60,182,757)	291,287,366	37,634,027
PF Real Estate	19,965,253	4,356,992	—	984,751	(79,014)	(3,250,978)	20,007,502	1,426,051
	$983,858,917	$47,504,139	$1,011,418	$81,904,366	($15,251,928)	($112,540,436)	$822,677,744

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO SCHEDULES OF INVESTMENTS (Continued)

June 30, 2022 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2022	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of June 30, 2022
							Ending Value	Shares Balance

Pacific Funds Portfolio Optimization Growth
Pacific Funds Core Income	$5,688,418	$3,796	$38,284	$195,830	($26,936)	($371,786)	$5,135,946	528,934
Pacific Funds Floating Rate Income	12,346,693	14,475,127	204,081	676,371	(15,820)	(1,007,959)	25,325,751	2,783,050
Pacific Funds High Income	32,745,799	21,694	413,710	1,119,055	(97,065)	(3,563,048)	28,402,035	3,287,273
PF Inflation Managed	4,011,991	2,711	—	139,861	(7,451)	(243,153)	3,624,237	389,703
PF Managed Bond	67,209,713	45,016	—	2,322,042	(429,929)	(4,037,103)	60,465,655	6,384,969
PF Short Duration Bond	4,060,094	24,908,926	—	337,307	(7,303)	53,623	28,678,033	2,993,532
PF Emerging Markets Debt	8,315,190	5,424	—	279,771	14,998	(909,384)	7,146,457	1,035,718
PF Growth	56,026,177	36,881	—	8,962,044	(1,137,457)	(9,738,236)	36,225,321	1,546,108
PF Large-Cap Value	55,395,982	7,270,117	—	2,016,764	(95,031)	(7,426,945)	53,127,359	4,883,029
PF Small-Cap Growth	20,111,409	13,559	—	699,410	(293,245)	(3,427,662)	15,704,651	1,221,201
PF Small-Cap Value	31,936,057	21,694	—	8,178,707	173,796	(4,902,690)	19,050,150	2,284,191
PF Emerging Markets	36,728,940	24,406	—	11,893,907	(3,818,469)	(114,587)	20,926,383	2,340,759
PF International Growth	13,736,057	9,220	—	4,028,167	(1,466,508)	(238,381)	8,012,221	1,413,090
PF International Small-Cap	20,409,833	13,559	—	7,759,060	(1,921,634)	(473,703)	10,268,995	1,442,275
PF International Value	30,350,907	20,067	—	1,035,123	(37,557)	(2,820,760)	26,477,534	3,474,742
PF Multi-Asset	397,857,293	260,605	—	15,418,753	(3,413,718)	(65,306,501)	313,978,926	40,565,753
PF Real Estate	24,955,600	16,271	—	839,293	(75,703)	(3,873,516)	20,183,359	1,438,586
	$821,886,153	$47,149,073	$656,075	$65,901,465	($12,655,032)	($108,401,791)	$682,733,013

Pacific Funds Portfolio Optimization Aggressive-Growth
Pacific Funds Floating Rate Income	$1,588,599	$4,158,512	$37,563	$78,579	($1,761)	($179,619)	$5,524,715	607,111
Pacific Funds High Income	4,739,958	15,187	60,342	113,762	(8,703)	(523,922)	4,169,100	482,535
PF Short Duration Bond	—	4,102,156	—	17,816	37	17,116	4,101,493	428,131
PF Emerging Markets Debt	1,604,775	5,062	—	37,922	(6,096)	(167,696)	1,398,123	202,626
PF Growth	30,847,662	96,592	—	3,456,952	(1,041,288)	(4,959,271)	21,486,743	917,061
PF Large-Cap Value	19,164,757	61,253	—	458,846	(35,680)	(2,436,293)	16,295,191	1,497,720
PF Small-Cap Growth	12,420,775	40,497	—	303,371	(122,030)	(2,184,091)	9,851,780	766,079
PF Small-Cap Value	21,573,238	70,064	—	1,891,536	(125,415)	(3,182,156)	16,444,195	1,971,726
PF Emerging Markets	15,752,215	47,748	—	3,118,202	(1,255,231)	(440,785)	10,985,745	1,228,831
PF International Growth	10,292,256	31,973	—	1,619,776	(1,085,561)	(260,423)	7,358,469	1,297,790
PF International Small-Cap	9,453,656	30,373	—	227,526	(116,706)	(1,094,448)	8,045,349	1,129,965
PF International Value	12,031,617	38,472	—	288,200	(10,242)	(1,131,441)	10,640,206	1,396,353
PF Multi-Asset	171,234,306	540,298	—	4,052,793	(877,883)	(28,877,062)	137,966,866	17,825,176
PF Real Estate	6,421,493	2,789,217	—	178,790	(15,682)	(1,132,071)	7,884,167	561,951
	$317,125,307	$12,027,404	$97,905	$15,844,071	($4,702,241)	($46,552,162)	$262,152,142

(1)	Purchase cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income, if any.
(3)	Net realized gain (loss) includes capital gains distributions, if any.

As of June 30, 2022, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Ultra Short Income	75.13%
Pacific Funds Small-Cap Value	42.29%
Pacific Funds ESG Core Bond	88.89%